       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 04/07/2009



                                                  REGISTRATION NUMBER 333-156867


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 1

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

                                  (REGISTRANT)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

                                   (DEPOSITOR)

             1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910
              (Address of Depositor's Principal Executive Offices)



        Depositor's Telephone Number, including area code: (860) 656-3000



                             JAMES L. LIPSCOMB, ESQ.


                  EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL


                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                  1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT

                     (Name and Address of Agent for Service)


                                   COPIES TO:


                                 DIANE E. AMBLER


                                 K & L GATES LLP


                                1601 K STREET, NW


                              WASHINGTON, DC 20006


                                    ---------

Approximate Date of Proposed Public Offering:




It is proposed that this filing will become effective (check appropriate box):



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.



[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485.



[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.



[ ] pursuant to paragraph (a)(1) of Rule 485.



If appropriate, check the following box:



[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts


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--------------------------------------------------------------------------------

                   UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT

                                   PROSPECTUS

This prospectus describes a group variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company," "us" or "we") designed to fund plans ("Plans") established under section 401 of the Internal Revenue Code of 1986, as amended (the "Code") that have entered into an agreement for administrative services with a third party administrator ("TPA"). These services are separate and distinct from the Contract. A separate fee is payable to the TPA by the Plan in connection with these administrative services. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. The Company is not a party to the Plan. The Contract is not available to new purchasers. Current Contract Owners may make additional purchase payments and enroll new Participants in the Plan funded by the Contract.


Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.



The Contract's value will vary daily to reflect the investment experience of the Funding Options you select and the interest credited to the Fixed Account. The Funding Options available for all Contracts are:



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Harris Oakmark International
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Janus Forty Portfolio -- Class A
  American Funds Growth-Income Fund                Lazard Mid Cap Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     Lord Abbett Bond Debenture
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          Lord Abbett Growth and Income
  Mid Cap Portfolio                                   Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Lord Abbett Mid Cap Value
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Franklin Small-Mid Cap Growth Securities         PIMCO Total Return Portfolio -- Class B
     Fund                                          Pioneer Fund Portfolio -- Class A
  Templeton Developing Markets Securities          Pioneer Strategic Income Portfolio -- Class
     Fund                                             A
  Templeton Foreign Securities Fund                Third Avenue Small Cap Value
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class B
  Enterprise Portfolio                             Van Kampen Comstock Portfolio -- Class B
LEGG MASON PARTNERS EQUITY TRUST -- CLASS A      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Small Cap Value Fund         Barclays Capital Aggregate Bond Index
LEGG MASON PARTNERS INCOME TRUST -- CLASS A           Portfolio -- Class A
  Legg Mason Corporate Bond Portfolio              BlackRock Aggressive Growth
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             Portfolio -- Class D
  Legg Mason Partners Variable Aggressive          BlackRock Bond Income Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Legacy Large Cap Growth
  Legg Mason Partners Variable Appreciation           Portfolio -- Class A
     Portfolio -- Class I                          Davis Venture Value Portfolio -- Class A
  Legg Mason Partners Variable Capital and         FI Value Leaders Portfolio -- Class D
     Income Portfolio -- Class I                   Jennison Growth Portfolio -- Class B
  Legg Mason Partners Variable Fundamental         MetLife Aggressive Allocation
     Value Portfolio -- Class I                       Portfolio -- Class B
  Legg Mason Partners Variable Investors           MetLife Conservative Allocation
     Portfolio -- Class I                             Portfolio -- Class B
  Legg Mason Partners Variable Large Cap           MetLife Conservative to Moderate Allocation
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Partners Variable Small Cap           MetLife Moderate Allocation
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Partners Variable Social              MetLife Moderate to Aggressive Allocation
     Awareness Portfolio                              Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST          MetLife Stock Index Portfolio -- Class A
  Legg Mason Partners Variable Adjustable          MFS(R) Total Return Portfolio -- Class F
     Rate Income Portfolio                         MFS(R) Value Portfolio -- Class A
  Legg Mason Partners Variable Diversified         Morgan Stanley EAFE(R) Index
     Strategic Income Portfolio                       Portfolio -- Class A
  Legg Mason Partners Variable Global High         Russell 2000(R) Index Portfolio -- Class A
     Yield Bond Portfolio -- Class I               T. Rowe Price Large Cap Growth
  Legg Mason Partners Variable Money Market           Portfolio -- Class B
     Portfolio                                     T. Rowe Price Small Cap Growth
MET INVESTORS SERIES TRUST                            Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A        Western Asset Management U.S. Government
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class A
     E                                           TEMPLETON GROWTH FUND, INC. -- CLASS A
  Clarion Global Real Estate                       Templeton Growth Fund, Inc.
     Portfolio -- Class A




Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."



The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the Funding Options may not be available in all states.



The Contract, certain contract features and/or some of the Funding Options may not be available in all states.



This prospectus sets forth the information that you should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2009. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-233-3591, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED: MAY 1, 2009

                                TABLE OF CONTENTS



                                                                          PAGE
                                                                          ----
Glossary................................................................     3
Summary:................................................................     6
Fee Table...............................................................     8
Condensed Financial Information.........................................    13
The Annuity Contract and Your Retirement Plan...........................    13
The Annuity Contract....................................................    14
  General...............................................................    14
  Contract Owner Inquiries..............................................    14
  Unallocated Contracts.................................................    14
  Purchase Payments.....................................................    15
  Crediting Purchase Payments...........................................    15
  Accumulation Units....................................................    15
  Contract Value........................................................    15
  The Funding Options...................................................    16
  Metropolitan Series Fund, Inc. Asset Allocation Portfolios............    21
Charges and Deductions..................................................    22
  General...............................................................    22
  Surrender Charge......................................................    23
  Daily Asset Charge....................................................    24
  Variable Liquidity Benefit Charge.....................................    24
  Funding Option Charges................................................    25
  TPA Administrative Charges............................................    25
  Premium Tax...........................................................    25
  Changes in Taxes Based upon Premium or Value..........................    25
Transfers...............................................................    26
  Transfers of Contract Value between Funding Options...................    26
  Transfers From the Fixed Account......................................    26
  Market Timing/Excessive Trading.......................................    26
  Transfers from Funding Options to Contracts Not Issued by Us..........    28
  Transfers to or from Other Contracts Issued by Us.....................    28
  Transfers from Contracts Not Issued by Us.............................    28
Access to Your Money....................................................    28
Ownership Provisions....................................................    29
  Types of Ownership....................................................    29
  Contract Owner........................................................    29
  Beneficiary...........................................................    29
  Annuitant.............................................................    29
Death Benefit...........................................................    29
  Death Benefits Prior to the Maturity Date.............................    29
The Annuity Period......................................................    30
  Maturity Date.........................................................    30
  Allocation of Annuity.................................................    30
  Variable Annuity......................................................    30
  Fixed Annuity.........................................................    31
  Election of Options...................................................    31
  Retired Life Certificate..............................................    32
  Allocation of Cash Surrender Value During the Annuity Period..........    32
  Annuity Options.......................................................    32
  Variable Liquidity Benefit............................................    33
Miscellaneous Contract Provisions.......................................    33
  Contract Termination..................................................    33
  Suspension of Payments................................................    34
  Misstatement..........................................................    34
The Separate Account....................................................    34
  Performance Information...............................................    35
Federal Tax Considerations..............................................    35
  General...............................................................    36
  Separate Account Charges..............................................    37
  Qualified Contracts...................................................    37
  KEOGH Plans...........................................................    39
  401(k)Plans...........................................................    40
  Puerto Rico Tax Considerations........................................    40
Other Information.......................................................    42
  The Insurance Company.................................................    42
  Financial Statements..................................................    42
  Distribution of the Contracts.........................................    42
  Conformity with State and Federal Laws................................    44
  Voting Rights.........................................................    44
  Contract Modification.................................................    45
  Postponement of Payment (the "Emergency Procedure")...................    45
  Restrictions on Financial Transactions................................    45
  Legal Proceedings.....................................................    45
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account QPN for Variable Annuities....................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: Competing Funds.............................................   E-1

                                    GLOSSARY


ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.



ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.



ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.


ANNUITY -- payment of income for a stated period or amount.




ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.



ANNUITY PERIOD -- the period following commencement of Annuity Payments.



ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.



BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.



CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previoulsy deducted.





CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.


CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.


COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.



COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.



CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.



CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Cotnract.



CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.



CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.



CONTRACT VALUE/ ACCOUNT VALUE/ CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).



CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.



DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.



ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.





FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.



FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.


FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.




GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.



HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that we may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.



INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.



INSURANCE COMMISSIONS DISCLOSURE FORM -- the document required under the Employee Retirement Income Security Act regarding commissions paid to agents involved in the Contract sale.



MATURITY DATE/ ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).



PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.



PAYMENT OPTION -- an Annuity or income option elected under your Contract.



PLAN -- for a group Contract, the Plan or the arrangement used in a retirement plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.



PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.



PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.





PLAN TRUSTEE -- the trustee specified in the Contract specifications.



PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.



PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).



QUALIFIED CONTRACT -- a Contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.





SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.


SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.


THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.



UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined at the close of the NYSE on such days.


VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.


VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.



WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in good order at Our Home Office.



YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).


YOUR ACCOUNT -- Accumulation Units credited to you under this Contract.

                                    SUMMARY:

                       UNALLOCATED GROUP VARIABLE ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACTS? The Contracts offered by MetLife Insurance Company of Connecticut are designed for use in conjunction with certain qualified Plans including tax-qualified pension or profit-sharing Plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.


Because of the size of these Contracts, the involvement of Third Party Administrators ("TPAs"), unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to "custom design" a charge structure that is likely to be acceptable to a particular prospective Contract Owner.


The Contracts are issued on an unallocated basis. They are designed only for use with certain Plans where the employer has secured the services of a TPA whose services are separate and distinct from the Contracts. The Contracts are designed for use with Plans that secure the services of a TPA that We have agreed may administer these Contracts. (The Contracts are not designed for use with Plans that secure the services of any other third party administrator.) If You purchase a Contract and later wish to terminate the TPA services provided by the TPA You must also terminate the Contract.



All Purchase Payments are allocated among the available Funding Options and/or the Fixed Account under the Contract, as directed by the Contract Owner. We guarantee money directed to the Fixed Account as to principal and interest. There are not individual allocations for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.



The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.



During the payout phase of amounts attributable to a Participant, You may elect Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect for a Participant to receive payments from Your Annuity, You can choose one of a number of Annuity options.



Once You choose one of the Annuity options attributable to a Participant and payments begin, it cannot be changed. During the payout phase, those amounts will be allocated to the same investment choices as during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.



WHO IS THE CONTRACT ISSUED TO? The Contract is issued to a Plan Trustee. Where We refer to "You," We are referring to the Plan Trustee. The Contracts are issued on an unallocated basis, and provide for fixed (general account) and variable (Separate Account) accumulations and Annuity payouts. Where We refer to Your Contract, We are referring to a group unallocated Contract. We hold all Purchase Payments under the Contract at Your direction. As Contract Owner, You have all rights in and obligations of the Contract. There are no Individual Accounts under the Contract for individual Participants in the Plan. We will take direction only from You or Your designee regarding the Contract.



Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You. Your retirement Plan provisions supersede the prospectus.



Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on which Subaccounts You select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, You may make or lose money in any of these Funding Options.



You can transfer among the Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.



WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge) of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.



If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, we may be required by Your state to deduct a Premium Tax. For Contracts issued on or after May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to the "The Annuity Period" section for a description of this benefit.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, Participants will be taxed on Purchase Payments attributable to them and on any earnings upon a withdrawal or receipt of Annuity payments. If a Participant is younger than 59 1/2 when he or she makes a withdrawal, the Participant may be charged a 10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments of amounts attributable to them or risk paying a penalty tax.


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? If provided by the Contract, a death benefit is provided in the event of death of the Participant prior to the earlier of the Participant's 75(th) birthday or the Maturity Date. Death benefits may not be available in all jurisdictions. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

                                    FEE TABLE

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM TRANSACTION EXPENSES

SURRENDER CHARGE:........................................................    5%(1),(2)
As a percentage of amount surrendered
VARIABLE LIQUIDITY BENEFIT CHARGE:.......................................    5%(3)



The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


---------
(1) For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:

               CONTRACT YEAR
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    SURRENDER CHARGE
------------------------     -------------    ----------------
         0 years                1 years              5%
         1 years                2 years              4%
         2 years                3 years              3%
         3 years                4 years              2%
         4 years                5 years              1%
        5 + years                                    0%


(2) For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8(th) Contract Year. The charge is as follows:

               CONTRACT YEAR
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    SURRENDER CHARGE
------------------------     -------------    ----------------
         0 years                2 years              5%
         2 years                4 years              4%
         4 years                6 years              3%
         6 years                8 years              2%
        8+ years                                     0%



(3) This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity Payments. For Contracts issued on or after May 24, 2005, the charge is as follows:


               CONTRACT YEAR
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                1 years               5%
         1 years                2 years               4%
         2 years                3 years               3%
         3 years                4 years               2%
         4 years                5 years               1%
        5+ years                                      0%

For Contracts issued before May 24, 2005, the charge is as follows:

               CONTRACT YEAR
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                2 years               5%
         2 years                4 years               4%
         4 years                6 years               3%
         6 years                8 years               2%
        8+ years                                      0%


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

RANGE OF DAILY ASSET (MORTALITY & EXPENSE RISK) CHARGE(4)

 AGGREGATE CONTRACT ASSETS     TOTAL ANNUAL DAILY ASSET CHARGE
---------------------------    -------------------------------
     $0 -- $499,999.99                      1.50%
  $500,000 -- $999,999.99                   1.30%
$1,000,000 -- $1,999,999.99                 1.20%
$2,000,000 -- $2,999,999.99                 1.10%
$3,000,000 -- $3,999,999.99                 1.00%
    $4,000,000 and over                     0.85%


We may reduce or eliminate the surrender charge and/or the daily asset charge under the Contract. See "Charges and Deductions" below.


(4)   We are waiving the following amounts of the M&E charge on these
      Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the underlying expenses that were in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; and the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth
      Portfolio -- Class B of the Metropolitan Series Fund, Inc..



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling Your TPA at 1-800-519-9117.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.29%      1.79%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --          0.80%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --          0.58%
  American Funds Growth-Income
     Fund........................    0.27%       0.25%      0.01%           --          0.53%          --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........    0.56%       0.25%      0.10%           --          0.91%          --          0.91%
  Mid Cap Portfolio..............    0.56%       0.25%      0.12%           --          0.93%          --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund.............    0.50%       0.25%      0.28%         0.02%         1.05%        0.02%         1.03%(1)
  Templeton Developing Markets
     Securities Fund.............    1.24%       0.25%      0.29%         0.01%         1.79%        0.01%         1.78%(1)
  Templeton Foreign Securities
     Fund........................    0.64%       0.25%      0.15%         0.02%         1.06%        0.02%         1.04%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........    0.64%       0.25%      0.03%           --          0.92%          --          0.92%
LEGG MASON PARTNERS EQUITY
  TRUST -- CLASS A
  Legg Mason Partners Small Cap
     Value Fund..................    0.75%       0.25%      0.27%           --          1.27%          --          1.27%(2)
LEGG MASON PARTNERS INCOME
  TRUST -- CLASS A
  Legg Mason Corporate Bond
     Portfolio...................    0.65%       0.25%      0.27%           --          1.17%          --          1.17%(3)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......    0.75%         --       0.04%           --          0.79%          --          0.79%(4)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........    0.70%         --       0.06%         0.01%         0.77%          --          0.77%(4)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class I........    0.75%         --       0.16%           --          0.91%          --          0.91%(4)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.05%           --          0.80%          --          0.80%(4)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................    0.64%         --       0.09%           --          0.73%          --          0.73%(4)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.08%           --          0.83%          --          0.83%(4)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........    0.75%         --       0.19%           --          0.94%          --          0.94%(4)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................    0.67%         --       0.24%           --          0.91%          --          0.91%(4)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................    0.55%       0.25%      0.42%           --          1.22%          --          1.22%(4)
  Legg Mason Partners Variable
     Diversified Strategic Income
     Portfolio...................    0.65%         --       0.33%           --          0.98%          --          0.98%(5)
  Legg Mason Partners Variable
     Global High Yield Bond
     Portfolio -- Class I........    0.80%         --       0.19%           --          0.99%          --          0.99%(5)
  Legg Mason Partners Variable
     Money Market Portfolio++....    0.45%         --       0.09%           --          0.54%          --          0.54%(6)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.07%           --          0.67%          --          0.67%
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.04%           --          0.77%          --          0.77%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.63%         --       0.06%           --          0.69%          --          0.69%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Harris Oakmark International
     Portfolio -- Class A........    0.78%         --       0.07%           --          0.85%          --          0.85%
  Janus Forty Portfolio -- Class
     A...........................    0.64%         --       0.03%           --          0.67%          --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A........    0.69%         --       0.05%           --          0.74%          --          0.74%(7)
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.50%         --       0.03%           --          0.53%          --          0.53%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.50%       0.25%      0.03%           --          0.78%          --          0.78%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.68%       0.25%      0.07%           --          1.00%          --          1.00%(8)
  PIMCO Total Return
     Portfolio -- Class B++++....    0.48%       0.25%      0.05%           --          0.78%          --          0.78%
  Pioneer Fund Portfolio -- Class
     A...........................    0.70%         --       0.29%           --          0.99%          --          0.99%(9)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.07%           --          0.67%          --          0.67%
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.04%           --          1.02%          --          1.02%
  Van Kampen Comstock
     Portfolio -- Class B++++....    0.58%       0.25%      0.03%           --          0.86%          --          0.86%
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(10)
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.72%       0.10%      0.05%           --          0.87%          --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........    0.38%         --       0.05%           --          0.43%        0.01%         0.42%(11)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A++++.......................    0.73%         --       0.05%           --          0.78%        0.01%         0.77%(12)
  Davis Venture Value
     Portfolio -- Class A........    0.70%         --       0.03%           --          0.73%        0.04%         0.69%(13)
  FI Value Leaders
     Portfolio -- Class D........    0.65%       0.10%      0.06%           --          0.81%          --          0.81%
  Jennison Growth
     Portfolio -- Class B........    0.63%       0.25%      0.04%           --          0.92%          --          0.92%
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.03%         0.72%         1.10%        0.03%         1.07%(14)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.02%         0.56%         0.93%        0.02%         0.91%(14)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.09%       0.25%      0.01%         0.61%         0.96%          --          0.96%(14)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.07%       0.25%        --          0.65%         0.97%          --          0.97%(14)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.07%       0.25%        --          0.68%         1.00%          --          1.00%(14)
  MetLife Stock Index
     Portfolio -- Class A........    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(10)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.08%           --          0.80%        0.07%         0.73%(15)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A........    0.30%         --       0.12%         0.01%         0.43%        0.01%         0.42%(16)
  Russell 2000(R) Index
     Portfolio -- Class A........    0.25%         --       0.07%         0.01%         0.33%        0.01%         0.32%(10)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........    0.60%       0.25%      0.07%           --          0.92%          --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.08%           --          0.84%          --          0.84%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.48%         --       0.04%           --          0.52%          --          0.52%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
TEMPLETON GROWTH FUND,
  INC. -- CLASS A
  Templeton Growth Fund, Inc. ...    0.57%       0.25%      0.21%           --          1.03%          --          1.03%(17)



---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2008.

(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(2) Other Expenses have been estimated to reflect certain additional contractual recordkeeping fees.


(3) Other Expenses have been revised to reflect the estimated effect of transfer agent, prospectus and shareholder report printing and mailing expenses expected to be incurred be the fund going forward.




(4) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.


(5) The amounts set forth in "Other expenses" have been revised to reflect the estimated effect of prospectus and shareholder report printing and mailing expenses expected to be incurred by the funds going forward.


(6) Other Expenses include Treasury Guarantee Program expenses of 0.025% which were incurred for the period September 19, 2008 through April 30, 2009. Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.




(7) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.


(8) Other Expenses include 0.03% of deferred expense reimbursement from a prior period.


(9) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.01% of deferred expense reimbursement from a prior period.




(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.


(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.




(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.


(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.




(14) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.




(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.




(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.293%.


(17) Fees and expenses are based on the Fund's fiscal year ended August 31, 2008.


++++ This portfolio is not available for investment prior to May 4, 2009. If You select the PIMCO VIT Total Return Portfolio, Van Kampen Life Investment Trust Comstock Portfolio or the Legg Mason Partners Variable Equity Portfolio on Your application and We receive Your application on or after May 1, 2009, Your Purchase Payments will automatically be allocated to the PIMCO Total Return Portfolio, Van Kampen Comstock Portfolio or the MetLife Stock Index Portfolio, respectively, because the PIMCO VIT Total Return Portfolio, Van Kampen

      Life Investment Trust Comstock Portfolio and the Legg Mason Partners Variable Equity Portfolio are being merged into or replaced by the PIMCO Total Return Portfolio, Van Kampen Comstock Portfolio and the MetLife Stock Index Portfolio, respectively, after 4:00 p. m. Eastern Time on May 1, 2009.



       If You select the FI Large Cap Portfolio or the Met/AIM Capital Appreciation Portfolio on Your application and We receive Your application on or after May 1, 2009, Your Purchase Payments will automatically be allocated to the BlackRock Legacy Large Cap Growth Portfolio because the FI Large Cap Portfolio and the Met/AIM Capital Appreciation Portfolio are being merged into the BlackRock Legacy Large Cap Growth Portfolio after 4:00 p. m. Eastern Time on May 1, 2009.


EXAMPLES


These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.



These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The examples assume that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.



EXAMPLE 1 (FOR CONTRACTS ISSUED ON OR AFTER MAY 24,2005)



                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $832       $1,313      $1,816      $3,573      $332       $1,013      $1,716
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $683       $  865      $1,072      $2,106      $183       $  565      $  972
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,573
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $2,106



EXAMPLE 2 (FOR CONTRACTS ISSUED BEFORE MAY 24, 2005)


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
FUNDING OPTION........................    ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $832       $1,413      $2,016      $3,573      $332       $1,013      $1,716
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $683       $  965      $1,272      $2,106      $183       $  565      $  972
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
                                          10 YEARS
FUNDING OPTION........................    --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,573
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $2,106



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------


The Contract may provide that all or some of the rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from the Contract Value. Also, the Contract may require a signed authorization from the Plan Administrator to exercise certain rights. We may rely on the Plan Administrator's statements to us as to the terms of the Plan. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


The Unallocated Group Variable Annuity is a group Annuity Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.



We encourage You to evaluate the fees, expenses, benefits and features of this group Annuity Contract against those of other investment products, including other group Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.


GENERAL


The Contracts described in this prospectus are designed for use only with Plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to Your choice of one or more Funding Options and/or the Fixed Account. Purchase Payments less any applicable Premium Tax ("Net Purchase Payments") are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of Your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option's individual investments plus the interest on amounts you allocate to the Fixed Account. While You will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option's corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity Payments and reserve values will vary in accordance with these factors.



Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.


The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan.


Purchase of this Contract does not provide any additional tax deferral benefits beyond those provided by the Plan . Accordingly, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits.




CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to the TPA at 1-800-519-9117.


UNALLOCATED CONTRACTS


The Contract is issued on an unallocated basis. It is designed for use with certain Plans where the employer has secured the services of a TPA that We have agreed may administer these Contracts. The TPA's services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.



We will issue the Contracts to the Plan sponsor or the Plan Trustee. All Purchase Payments are held under the Contract, as directed by the Contract Owner or its designee. There are no Individual Accounts under the Contract for individual Participants in the Plan.

PURCHASE PAYMENTS

The minimum average Purchase Payment allowed is $10,000 annually per Contract. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time on behalf of the Participant while the Participant is alive and before Annuity Payments begin.

CREDITING PURCHASE PAYMENTS


We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt of the initial Purchase Payment, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").



We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).



Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.



We will provide You with the address of the office to which Purchase Payments are to be sent.



If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit. Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.



CONTRACT VALUE



During the Accumulation Period, We determine the Contract Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

THE FUNDING OPTIONS



You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



A few of the Underlying Funds are retail mutual funds which are also available to investors outside of Variable Annuity products. The investment return of the Subaccounts of the Contract that invest in the retail funds will be lower than the investment return of the corresponding retail funds themselves due to the Contract charges and expenses You bear while You hold the Contract.



We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of the Travelers insurance companies -- The Travelers Insurance Company and The Travelers Life and Annuity Company -- (now MetLife Insurance Company of Connecticut) -- from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.


We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").


Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-519-9117 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to Participants.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks capital appreciation          Capital Research and Management
  Fund                             through stocks.                     Company
American Funds Growth Fund         Seeks capital appreciation          Capital Research and Management
                                   through stocks.                     Company
American Funds Growth-Income       Seeks both capital appreciation     Capital Research and Management
  Fund                             and income.                         Company

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital             Fidelity Management & Research
                                   appreciation.                       Company Subadviser: FMR Co.,
                                                                       Inc., Fidelity Research &
                                                                       Analysis Company, Fidelity
                                                                       Investments Money Management,
                                                                       Inc.
Mid Cap Portfolio                  Seeks long-term growth of           Fidelity Management & Research
                                   capital.                            Company Subadviser: FMR Co.,
                                                                       Inc. Fidelity Research &
                                                                       Analysis Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.     Franklin Advisers, Inc.
  Securities Fund
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC Subadviser: Franklin
                                                                       Templeton Investment Management
                                                                       Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS EQUITY
  TRUST -- CLASS A
Legg Mason Partners Small Cap      Seeks long-term capital growth.     Legg Mason Partners Fund
  Value Fund                                                           Advisor, LLC Subadviser:
                                                                       ClearBridge Advisors, LLC
LEGG MASON PARTNERS INCOME
  TRUST -- CLASS A
Legg Mason Corporate Bond          Seeks as high a level of current    Legg Mason Partners Fund
  Portfolio                        income as is consistent with        Advisor, LLC Subadviser: Western
                                   prudent investment management       Asset Management Company
                                   and preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks total return (that is, a      Legg Mason Partners Fund
  Capital and Income               combination of income and long-     Advisor, LLC Subadvisers:
  Portfolio -- Class I             term capital appreciation).         Western Asset Management
                                                                       Company; ClearBridge Advisors,
                                                                       LLC; Western Asset Management
                                                                       Company Limited
Legg Mason Partners Variable       Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental Value                Current income is a secondary       Advisor, LLC Subadviser:
  Portfolio -- Class I             consideration.                      ClearBridge Advisors, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Investors Portfolio -- Class I   capital. Current income is a        Advisor, LLC Subadviser:
                                   secondary objective.                ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks capital appreciation and      Legg Mason Partners Fund
  Social Awareness Portfolio       retention of net investment         Advisor, LLC Subadviser: Legg
                                   income.                             Mason Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current       Legg Mason Partners Fund
  Adjustable Rate Income           income and to limit the degree      Advisor, LLC Subadviser: Western
  Portfolio                        of fluctuation of its net asset     Asset Management Company
                                   value resulting from movements
                                   in interest rates.
Legg Mason Partners Variable       Seeks high current income.          Legg Mason Partners Fund
  Diversified Strategic Income                                         Advisor, LLC Subadvisers:
  Portfolio                                                            Western Asset Management
                                                                       Company; Western Asset
                                                                       Management Company Limited
Legg Mason Partners Variable       Seeks to maximize total return,     Legg Mason Partners Fund
  Global High Yield Bond           consistent with the preservation    Advisor, LLC Subadvisers:
  Portfolio -- Class I             of capital.                         Western Asset Management
                                                                       Company; Western Asset
                                                                       Management Company Limited
Legg Mason Partners Variable       Seeks to maximize current income    Legg Mason Partners Fund
  Money Market Portfolio           consistent with preservation of     Advisor, LLC Subadviser: Western
                                   capital. The fund seeks to          Asset Management Company
                                   maintain a stable $1.00 share
                                   price. Of course, there is no
                                   assurance that the fund will
                                   achieve its objective.
MET INVESTORS SERIES TRUST+
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks to provide total return       MetLife Advisers, LLC
  Portfolio -- Class A             through investment in real          Subadviser: ING Clarion Real
                                   estate securities, emphasizing      Estate Securities, L.P.
                                   both capital appreciation and
                                   current income.
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and income without          Subadviser: Lord, Abbett & Co.
                                   excessive fluctuation in market     LLC
                                   value.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments primarily in    Subadviser: Lord, Abbett & Co.
                                   equity securities which are         LLC
                                   believed to be undervalued in
                                   the marketplace.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
Van Kampen Comstock                Seeks capital growth and income.    MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Morgan Stanley
                                                                       Investment Management, Inc.
                                                                       (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
Barclays Capital Aggregate Bond    Seeks to equal the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays Capital U.S.        Subadviser: MetLife Investment
                                   Aggregate Bond Index.               Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Aggressive Allocation      Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current         MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley EAFE(R) Index       Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Russell 2000(R) Index              Seeks to equal the return of the    MetLife Advisers, LLC
  Portfolio -- Class A             Russell 2000(R) Index.              Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.
TEMPLETON GROWTH FUND,
  INC. -- CLASS A
Templeton Growth Fund, Inc.        Seeks long term capital growth.     Templeton Global Advisors
                                                                       Limited



---------

+ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment adviser of the Trust.





Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".


METROPOLITAN SERIES FUND, INC. ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.

A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

                    CHARGES AND DEDUCTIONS UNDER THE CONTRACT

--------------------------------------------------------------------------------

GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:



     - the ability for You to make withdrawals and surrenders under the Contracts;


     -    the death benefit paid on the death of a Participant;

     -    the available Funding Options and related programs; and


     -    administration of the Annuity options available under the Contracts.



-



Costs and expenses We incur include:


     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;


     - sales and marketing expenses including commission payments to Your sales agent; and


     -    other costs of doing business.


Risks We assume include:



     - that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;


     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which Plan assets are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


Withdrawals pursuant to a request to divide a Participant's account due to a divorce are subject to a surrender charge.

Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan Participants, the aggregate of all Plan Participant Contract Values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).


SURRENDER CHARGE

Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon withdrawal, the Company will charge a maximum surrender charge of 5% on the total amount withdrawn. For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the fifth Contract Year. The surrender charge schedule is:


              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               1 years              5%
         1 year                2 years              4%
         2 years               3 years              3%
         3 years               4 years              2%
         4 years               5 years              1%
        5+ years                                    0%



For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:


              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               2 years              5%
         2 years               4 years              4%
         4 years               6 years              3%
         6 years               8 years              2%
        8+ years                                    0%



The surrender charge can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the surrender charges, the Company will take into account:


     (a) the size of Plan assets and the expected amount of annual contributions, and


     (b) the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

     (c) the expected level of commission the Company may pay to the agent for distribution expenses, and

     (d) any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

Except as noted below, the surrender charge will not be assessed for withdrawals made under the following circumstances:


-    retirement (as defined by the terms of       -     disability as defined in Code Section
     Your Plan and consistent with IRS rules)           72(m)(7)
-    separation from service/severance from       -     minimum required distributions (generally
     employment                                         at age 70 1/2)
-    loans (if available in Your Plan)            -     return of Excess Plan Contributions
-    hardship (as defined by the Code)            -     transfers to an employer stock fund
-    death                                        -     certain Plan expenses as mutually agreed
                                                        upon
-    annuitization under this Contract or
     another contract issued by Us

The surrender charge will apply to allowable distributions made to highly compensated employees of a Plan with less than fifty Participants until after the fifth Contract Year.


DAILY ASSET CHARGE


This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract Year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during Your first Contract Year. Below are the variations of the charge based on different levels of expected aggregate Contract assets:


 AGGREGATE CONTRACT ASSETS     DAILY ASSET CHARGE
---------------------------    ------------------
     $0 -- $499,999.99                1.50%
  $500,000 -- $999,999.99             1.30%
$1,000,000 -- $1,999,999.99           1.20%
$2,000,000 -- $2,999,999.99           1.10%
$3,000,000 -- $3,999,999.99           1.00%
    $4,000,000 and over               0.85%



The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Maturity Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses We incur include:


     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     -    sales, commission and marketing expenses, and

     -    other costs of doing business.

We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.


Although Variable Annuity Payments made under the Contracts will vary in accordance with the investment performance of each Funding Option's investment portfolio, payments will not be affected by: (a) the Company's actual mortality experience among Annuitants after retirement, or (b) the Company's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               5%
         1 years               2 years               4%
         2 years               3 years               3%
         3 years               4 years               2%
         4 years               5 years               1%
        5+ years                                     0%


For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               5%
         2 years               4 years               4%
         4 years               6 years               3%
         6 years               8 years               2%
        8+ years                                     0%


Please refer to the "Payment Options" section for a description of this benefit.

FUNDING OPTION CHARGES

There are certain deductions from and expenses paid out of the assets of each Funding Option. These are described in the applicable prospectus for each Funding Option. Underlying Funding Option expenses are not fixed or guaranteed and are subject to change by the Fund.

TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party for Plan related expenses. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We will deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------


TRANSFERS OF CONTRACT VALUE BETWEEN FUNDING OPTIONS



Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.



Contract Values may generally be transferred from the Funding Options to the Fixed Account at any time.



Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.



Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.


TRANSFERS FROM THE FIXED ACCOUNT


Transfers from the Fixed Account, either to the Funding Options or to Contracts not issued by Us, may not exceed 20% per Contract Year, as applicable to the Contract Value in the Fixed Account valued on each such anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) No transfers will be allowed from the Fixed Account to any Competing Fund in the Plan. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion and/or to limit the number of transfers to be transferred from the Fixed Account to the Funding Options to not more than one in any six month period.


Please see "Appendix E -- Competing Funds" for more information.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Cash Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Legg Mason Partners Small Cap Value Fund, Legg Mason Partners Diversified Strategic Income Portfolio, Legg Mason Partners Variable Global High Yield Bond Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Pioneer Strategic Income

Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Third Avenue Small Cap Value Portfolio, and Templeton Growth Fund, Inc., the "Monitored Portfolios"), In addition, as described below, We treat all American Funds Insurance Series((R)) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, We rely on the Underlying Funds to bring any potential disruptive trading activity they identify to Our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that We identify from time to time. We may revise these policies and procedures in Our sole discretion at any time without prior notice.



AMERICAN FUNDS((R)) MONITORING POLICY. As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. Although We do not have the operational or systems capability at this time to impose the American Funds(R) monitoring policy and/or to treat all of the American Funds(R) portfolios as Monitored Portfolios under Our policy, We intend to do so in the future.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, or other transfer activity that We believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, We will exercise Our contractual right to restrict Your number of transfers to one every six months. In addition, We also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:


     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; We apply Our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.



In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


TRANSFERS FROM FUNDING OPTIONS TO CONTRACTS NOT ISSUED BY US


You may transfer all or any part of Your Contract's Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales or surrender charge, as described in the Contract.


TRANSFERS TO OR FROM OTHER CONTRACTS ISSUED BY US


Under specific conditions, We may allow You to transfer to this Contract the Contract value of other group Annuity Contracts We have issued to You or to transfer amounts from this Contract to another Contract issued by Us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales or surrender charge may apply, as described in the new Contract.


TRANSFERS FROM CONTRACTS NOT ISSUED BY US


Under specific conditions, when authorized by the state insurance department, We may credit a Plan up to 4% of the amount transferred to Us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Before the Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or at the Contract Owner's direction, to the Participant. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.



We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.



The trust of a Section 401(k) Plan may not generally distribute amounts attributable to employer contributions prior to the employee's retirement, death, disability or severance from employment. (See "Federal Tax
Considerations").


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER


We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner.


At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.

BENEFICIARY


At Your direction, Participants name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request before the death of the Participant.


Unless an irrevocable Beneficiary has been named, Participants generally have the right to change any Beneficiary by Written Request during the lifetime of the Participant and while the Contract continues.

ANNUITANT

The Annuitant, generally a Plan Participant, is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------


DEATH BENEFITS PRIOR TO THE MATURITY DATE


DEATH BENEFITS MAY NOT BE AVAILABLE IN ALL JURISDICTIONS.


If provided by the Contract, in the event the Participant dies before the selected Maturity Date or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the amount attributable to the Participant or (b) the total Purchase Payments made under the Contract attributable to that Participant, less any applicable Premium Tax and prior surrenders not previously deducted and any outstanding loan balance as of the date We receive Due Proof of Death and instructions for payment in Good Order.

The death benefit amount is determined in the same manner as with an allocated Contract, subject to the Plan providing the Company with required information about Participant contributions, withdrawals, outstanding loan amounts, and any other required information.



If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order.



We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the Contract.



The death benefit may be taken by the Beneficiary in one of three ways: 1) in a single sum, in which case payment will be made within seven days of Our receipt of Due Proof of Death and instructions for payment in Good Order, unless subject to postponement as explained below; 2) within five years of the Participant's date of death; or 3); applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two.


                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------


MATURITY DATE





Under the Contract, You can direct Us to make regular income payments to Participants ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Participant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person, and thereafter during the lifetime of the survivor: or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity Payments are made. Not all options may be available in all states.



You may direct Us to annuitize amounts attributable to a Participant at any time after You purchase the Contract. Certain Annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon either the later of the Participant's attainment of age 70 1/2 or year of retirement; or the death of the Participant. Participants should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF ANNUITY


You may elect for Participants to receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply the applicable Contract Value to provide an Annuity funded by the same Funding Options selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY


You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.



The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% % then the dollar amount of Your Variable Annuity Payments will increase.



DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY

A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under "Amount of First Payment". All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.



Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:


     (a)  the Participant's name, address, date of birth, social security number

     (b)  the amount to be distributed


     (c)  the Annuity option which is to be purchased



     (d)  the date the Annuity option payments are to begin



     (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and



     (f)  any other data that We may require.



The Beneficiary, as specified in item (e) above, may be changed by You or the Participant as long as We are notified by Written Request while the Participant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.

RETIRED LIFE CERTIFICATE


We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD


At the time an Annuity option is elected, You or the TPA also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the TPA if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in the provision "Transfers of Contract Value Between Funding Options", in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS


Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited under joint and last survivor life annuity options.



Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.



Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.



Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:



     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and


     (b)  is

     (1)  the number of Annuity Units represented by each payment; times

     (2)  the number of payments made;

and for a Fixed Annuity:


     (a) is the Contract Value applied on the Maturity Date under this option and



     (b)  is the dollar amount of Annuity Payments already paid.



Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.



Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.



Option 6 -- Payments for a Fixed Period. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.



Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT


This benefit is offered with Variable Annuity option "Payments for a Fixed Period" (without life contingency) where payments are made on a variable basis.



At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.


                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

CONTRACT TERMINATION


You may discontinue this Contract by Written Request at any time for any reason. Because the Contracts are designed only for use with Plans where the employer has secured the services of a TPA We have agreed may administer the Contract, if You choose to terminate the TPA's services, You must also terminate the Contract.


We reserve the right to discontinue this Contract if:


     (a) the Contract Value of the Contract is less than the termination amount stated in Your Contract; or



     (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or



     (c)  We receive notice that is satisfactory to Us of Plan Termination.



If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:


     (a)  accept no further payments for this Contract; and


     (b)  pay You the Cash Surrender Value of the Funding Options, and



     (c)  pay You the Cash Surrender Value of the Fixed Account, if applicable.



If the Contract is discontinued, We will distribute the Cash Surrender Value to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance. In New York (for Contracts issued on or after April 30, 2007) and certain other states We are required to pay You the Contract Value upon Our discontinuance of the Contract.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT


We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age



Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------


MetLife of CT Separate Account QPN for Variable Annuities ("Separate Account") was established on December 26, 1995 and is exempt from registration with the SEC pursuant to Section 3(c)(11) of the 1940 Act. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Funding Options. We may also offer contracts through the Separate Account that are not registered with the SEC.



We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company.



All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.



We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.


The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or to offer additional Funding Options.


Certain Funding Options are considered Competing Funds, and are subject to transfer restriction. These options are noted as such in Your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. These are also noted in Your Contract.



Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's

Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.



Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.



In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.


                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------




The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.





You should read the general provisions and any sections relating to Your type of annuity to familiarize Yourself with some of the tax rules for Your particular Contract.



You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.





ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS





Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity Contract.

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.



To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.



GENERAL



Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.



All Keoghs 401(a) and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.



Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity Contracts (including Keoghs and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.



WITHDRAWALS



When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Contract You purchase and payment method or Annuity Payment type You elect.



We will withhold a portion of the amount of Your withdrawal for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code.



WITHDRAWALS BEFORE AGE 59 1/2



Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.





As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:



                                                                    -----------------
                                                                     TYPE OF CONTRACT
-------------------------------------------------------------------------------------
                                                                      401(A)
                                                                      401(K)   KEOGH
-------------------------------------------------------------------------------------
In a series of substantially equal payments made annually (or more
frequently) for life or life expectancy (SEPP)                          X(1)     X(1)
-------------------------------------------------------------------------------------

After You die                                                           X        X
-------------------------------------------------------------------------------------

After You become totally disabled (as defined in the Code)              X        X
-------------------------------------------------------------------------------------

To pay deductible medical expenses                                      X        X
-------------------------------------------------------------------------------------


                                                                    -----------------
                                                                     TYPE OF CONTRACT
-------------------------------------------------------------------------------------
                                                                      401(A)
                                                                      401(K)   KEOGH
-------------------------------------------------------------------------------------
After Separation from service if You are over 55 at time of
separation( 1)                                                          X        X
-------------------------------------------------------------------------------------
After December 31, 1999 for IRS levies                                  X        X
-------------------------------------------------------------------------------------
Pursuant to qualified domestic relations orders                         X        X
-------------------------------------------------------------------------------------





1.    You must be separated from service at the time payments begin.





SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS





If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a variable annuity will satisfy the SEPP exception.





If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.



SEPARATE ACCOUNT CHARGES



It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.





QUALIFIED CONTRACTS -- GENERALLY



PURCHASE PAYMENTS



Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.





Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.





There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.





WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS



Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and annuity payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).





If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or individual retirement annuity.





Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. An important exception is that Your account may be transferred pursuant to a qualified domestic relations order
(QDRO).

Please consult the specific section for the type of annuity You purchased to determine if there are restrictions on withdrawals, transfers or annuity payments.



Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.



Certain mandatory distributions made to participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an individual retirement annuity designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different individual retirement annuity another eligible retirement Plan.



ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING





We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an individual retirement annuity or another eligible retirement Plan.





Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:



     -    Withdrawals made to satisfy minimum distribution requirements



     -    Certain withdrawals on account of financial hardship



Other exceptions to the definition of eligible rollover distribution may exist.



For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.



MINIMUM DISTRIBUTION REQUIREMENTS



Generally, You must begin receiving withdrawals by April 1 of the latter of:



     -    the calendar year following the year in which You reach age 70 1/2 or



     - the calendar year following the calendar year You retire, provided You do not own 5% or more of Your employer.





Under recently enacted legislation, You (and after Your death, Your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009; for those payments, You are still required to receive Your first RMD payment by April 1, 2009. In contrast, if Your first RMD would have been due by April 1, 2010, You are not required to take such distribution; however, Your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if You died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if You are receiving Annuity Payments under Your Contract. The RMD rules are complex, so consult with Your tax adviser before waiving Your 2009 RMD payment.



You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(k), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.



Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.



In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax adviser as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.





If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.





DEATH BENEFITS



The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).





Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).





If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.





If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.





If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited individual retirement annuity. However, such Beneficiary may not treat the inherited individual retirement annuity as his or her own individual retirement annuity. Starting in 2010, certain employer Plans(i.e., 401(a), 403(a), 403(b) and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.





If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).





INCIDENTAL BENEFITS





Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the participant.





Where otherwise permitted to be offered under annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under a qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the participant including current taxation of amounts under the Contract.





KEOGH PLANS



A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. Please consult Your tax adviser about Your particular situation.



See this tax section for a brief description of the tax rules that apply to Keoghs.

401(K) PLANS



The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax adviser about Your particular situation.





See this tax section for a brief description of the tax rules that apply to 401(k)s.



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.





GENERAL TAX TREATMENT OF ANNUITIES





For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.





Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.





From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.





Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.





No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a variable annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction. Effective July 1, 2007, the rate in effect is 10%.



VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN



An annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the 1994 Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.



Qualified plans must comply with the requirements of Section 1165(a) of the 1994 Code which include, among others, certain participation requirements.





The trust created under the qualified plan is exempt from tax on its investment income.





a. Contributions



          The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.





b. Distributions





          The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.





          In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.



Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.





A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) after December 31, 2007, 10% of all plan's trust assets attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico includes Shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.





The 1994 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.





c. Rollover



          Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or traditional individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS



In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a Code qualified retirement plan trust to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a Code qualified retirement plan trust to a Puerto Rico qualified retirement plan trust that has made an election under ERISA
Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2010.



A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN



A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the 1994 Code. This plan is commonly known as a Keogh plan or an HR 10 plan.





This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.





An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the 1994 Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.





Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.

a. Contributions



          A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.



          Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.



          The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.



b. Distributions



          Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.


                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.


FINANCIAL STATEMENTS


The financial statements for the insurance company and for the Separate Accounts are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity Contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999,or by visiting FINRA's website www.finra.org.


MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.


We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2008, as well as the range of additional compensation paid.)



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers, Inc., Merrill Lynch Investment Managers, L.P., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.


SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.


The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.

CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")


Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

          FOR METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                     UGVA -- SEPARATE ACCOUNT CHARGES 0.85%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.514          1.514                 --
                                                       2005      1.498          1.514                 --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2006      3.029          3.029                 --
                                                       2005      3.029          3.029                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.121          1.174                 --
                                                       2005      1.081          1.121          8,536,045

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.899          0.885                 --
                                                       2005      0.789          0.899            552,065

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2008      1.704          1.041          2,297,544
                                                       2007      1.497          1.704          2,015,383
                                                       2006      1.254          1.497          1,342,732
                                                       2005      1.108          1.254            438,114

  American Funds Growth Subaccount (Class 2) (5/04)..  2008      1.530          0.850          5,495,292
                                                       2007      1.373          1.530          5,230,391
                                                       2006      1.257          1.373          4,539,659
                                                       2005      1.091          1.257          2,719,316

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2008      1.351          0.833          3,212,645
                                                       2007      1.297          1.351          3,065,058
                                                       2006      1.136          1.297          2,662,287
                                                       2005      1.082          1.136          1,404,509

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.452          2.432                 --
                                                       2005      2.092          2.452          5,664,971

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.757          2.311                 --
                                                       2005      1.654          1.757            984,660

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.348          1.293                 --
                                                       2007      1.269          1.348          1,506,080
                                                       2006      1.099          1.269          2,438,048
                                                       2005      1.062          1.099          2,693,587

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.300          1.230                 --
                                                       2007      1.475          1.300          4,206,856
                                                       2006      1.433          1.475          5,819,927
                                                       2005      1.366          1.433          6,866,674

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2008      1.811          1.029          3,128,918
                                                       2007      1.557          1.811          3,207,143
                                                       2006      1.409          1.557          3,054,556
                                                       2005      1.219          1.409          1,941,620

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      2.327          1.393          3,543,877
                                                       2007      2.035          2.327          4,168,010
                                                       2006      1.825          2.035          4,578,092
                                                       2005      1.560          1.825          3,900,831

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2008      1.224          0.698            741,318
                                                       2007      1.110          1.224            735,674
                                                       2006      1.030          1.110            645,745
                                                       2005      0.991          1.030            547,033

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.473          1.729                 --
                                                       2005      1.344          1.473            373,491

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.682          1.727          1,520,090
                                                       2007      2.884          3.682          1,798,696
                                                       2006      2.271          2.884          1,471,006
                                                       2005      1.797          2.271            951,217

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.741          1.029          2,735,746
                                                       2007      1.521          1.741          2,681,834
                                                       2006      1.263          1.521          2,538,465
                                                       2005      1.156          1.263          1,980,292

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.853          0.915                 --
                                                       2005      0.767          0.853            872,657

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2008      0.694          0.387          4,066,947
                                                       2007      0.575          0.694          4,089,247
                                                       2006      0.512          0.575          4,218,950
                                                       2005      0.461          0.512          5,073,291

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.575          1.779                 --
                                                       2005      1.527          1.575            136,457

Legg Mason Partners Equity Trust
  LMPET Small Cap Value Subaccount (Class A) (5/01)..  2008      1.841          1.170          1,137,818
                                                       2007      1.906          1.841          1,373,302
                                                       2006      1.726          1.906          1,499,917
                                                       2005      1.633          1.726          1,585,184

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2008      1.882          1.436          1,290,982
                                                       2007      1.868          1.882          1,540,818
                                                       2006      1.828          1.868          2,056,653
                                                       2005      1.810          1.828          2,348,916

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2008      2.886          1.618          2,174,332
                                                       2007      2.848          2.886          2,842,155
                                                       2006      2.358          2.848          4,166,939
                                                       2005      2.199          2.358          4,464,912

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.133          1.188                 --
                                                       2006      1.016          1.133            253,983
                                                       2005      0.986          1.016            242,145

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2008      1.059          1.059                 --
                                                       2007      0.993          1.059                 --
                                                       2006      0.933          0.993          1,763,613
                                                       2005      0.885          0.933          2,762,821

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2008      1.138          0.672          9,037,519
                                                       2007      1.131          1.138         11,780,628
                                                       2006      1.048          1.131         16,039,306
                                                       2005      0.947          1.048         18,236,317

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2008      1.617          1.133          2,346,561
                                                       2007      1.504          1.617          2,777,901
                                                       2006      1.321          1.504          3,262,102
                                                       2005      1.278          1.321          3,288,155

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.514          0.976            718,536
                                                       2007      1.500          1.514          1,055,194

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2008      1.334          0.827          4,926,408
                                                       2007      1.283          1.334          6,453,917
                                                       2006      1.124          1.283         10,039,121
                                                       2005      1.087          1.124         10,945,884

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2008      0.970          0.610          2,907,846
                                                       2007      1.016          0.970          3,832,742
                                                       2006      1.016          1.016                 --
                                                       2005      1.016          1.016                 --

  LMPVET Investors Subaccount (Class I) (10/98)......  2008      1.863          1.190          1,251,550
                                                       2007      1.809          1.863          1,942,171
                                                       2006      1.543          1.809          2,868,438
                                                       2005      1.460          1.543          3,792,254

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2008      1.809          1.125          1,112,623
                                                       2007      1.732          1.809          1,757,633
                                                       2006      1.670          1.732          2,111,467
                                                       2005      1.601          1.670          2,830,511

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.430          0.841            775,710
                                                       2007      1.381          1.430            865,055

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.321          0.980            351,774
                                                       2007      1.202          1.321            544,181
                                                       2006      1.125          1.202            729,791
                                                       2005      1.087          1.125            929,941

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.057          0.826             71,057
                                                       2007      1.052          1.057            233,293
                                                       2006      1.019          1.052            171,151
                                                       2005      1.004          1.019             72,513

  LMPVIT Diversified Strategic Income Subaccount
  (8/98).............................................  2008      1.401          1.201            429,950
                                                       2007      1.386          1.401            447,307
                                                       2006      1.326          1.386            744,422
                                                       2005      1.304          1.326            805,864

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2008      1.723          1.182            783,579
                                                       2007      1.739          1.723            886,039
                                                       2006      1.585          1.739            956,992
                                                       2005      1.540          1.585            989,355

  LMPVIT Money Market Subaccount (6/98)..............  2008      1.265          1.287         14,976,206
                                                       2007      1.216          1.265         18,789,416
                                                       2006      1.172          1.216         20,595,080
                                                       2005      1.150          1.172         22,818,645

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.313          1.405                 --
                                                       2006      1.173          1.313          1,129,579
                                                       2005      1.128          1.173            957,414

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.326          2.446                 --
                                                       2006      1.986          2.326          2,276,235
                                                       2005      1.925          1.986          2,464,434

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.460          1.506                 --
                                                       2006      1.308          1.460          1,844,495
                                                       2005      1.277          1.308          3,589,832

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.322          1.377                 --
                                                       2006      1.137          1.322          1,436,402
                                                       2005      1.110          1.137            993,167

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.391          1.536                 --
                                                       2006      1.250          1.391          1,567,185
                                                       2005      1.164          1.250          1,375,488

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.714          2.622                 --
                                                       2007      2.581          2.714            458,413
                                                       2006      2.697          2.581            520,791

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.416          1.065            454,962
                                                       2007      1.389          1.416            482,804
                                                       2006      1.312          1.389            495,975

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.233                 --
                                                       2006      1.102          1.173            353,790

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.238          0.770            330,542
                                                       2007      1.222          1.238            334,743

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.036          0.600          1,803,948
                                                       2007      1.226          1.036          2,092,111
                                                       2006      1.003          1.226          2,751,358

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.729          1.016          2,192,753
                                                       2007      1.758          1.729          2,797,531
                                                       2006      1.588          1.758          3,318,276

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      3.241          1.869          2,550,267
                                                       2007      2.506          3.241          3,031,686
                                                       2006      2.432          2.506          4,015,647

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      2.617          1.663            319,969

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.233          0.998            639,844
                                                       2007      1.164          1.233            504,131
                                                       2006      1.105          1.164            376,970

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.112          0.702          5,828,054
                                                       2007      1.081          1.112          7,098,894
                                                       2006      1.001          1.081          9,839,723

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2008      1.388          0.843          1,192,618
                                                       2007      1.521          1.388          1,583,146

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.366          0.777          2,543,982
                                                       2007      1.231          1.366          2,962,749
                                                       2006      1.240          1.231          4,137,362

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.692          1.127            121,491
                                                       2007      1.626          1.692            126,308
                                                       2006      1.504          1.626            128,120

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.806          1.599            804,310
                                                       2007      1.708          1.806            729,820
                                                       2006      1.641          1.708            557,439

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2008      1.749          1.217          1,867,405
                                                       2007      1.819          1.749          2,067,497
                                                       2006      1.779          1.819            250,730

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.363          1.412                 --
                                                       2006      1.318          1.363          2,624,935
                                                       2005      1.302          1.318          2,512,085

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.176          1.267                 --
                                                       2006      0.938          1.176          2,763,084
                                                       2005      0.825          0.938          2,191,780

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.162          1.218                 --
                                                       2006      1.041          1.162          2,422,727
                                                       2005      0.984          1.041          2,311,268

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.373          1.377                 --
                                                       2006      1.219          1.373          1,985,695
                                                       2005      1.146          1.219          2,052,379

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      0.761          0.409          2,596,073
                                                       2007      0.637          0.761          3,141,883
                                                       2006      0.650          0.637          4,896,902

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.578          1.511            812,443
                                                       2007      1.497          1.578          1,053,733
                                                       2006      1.434          1.497          1,384,134

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.288          0.799          1,349,375

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.849          1.012          1,752,137
                                                       2007      1.794          1.849          1,969,025
                                                       2006      1.761          1.794          3,284,540

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      2.238          1.353            707,114
                                                       2007      2.168          2.238            885,767
                                                       2006      2.103          2.168          1,245,971

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.876          0.583            388,046

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.431          1.504          1,734,944
                                                       2007      1.411          1.431          2,175,490

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.089          0.643          1,357,012
                                                       2007      1.064          1.089            687,977
                                                       2006      1.000          1.064             32,895

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.096          0.930            190,119
                                                       2007      1.047          1.096             77,319
                                                       2006      1.000          1.047             12,250

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.094          0.850            494,464
                                                       2007      1.053          1.094            217,078
                                                       2006      1.000          1.053             18,857

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.094          0.775          1,234,224
                                                       2007      1.058          1.094            498,626
                                                       2006      1.000          1.058             41,732

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.094          0.704          1,941,432
                                                       2007      1.063          1.094            985,479
                                                       2006      1.000          1.063            211,263

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.232          0.769          1,815,747
                                                       2007      1.241          1.232          2,273,917

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      2.357          1.816          2,771,495
                                                       2007      2.282          2.357          3,848,809
                                                       2006      2.124          2.282          4,817,897

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.526          1.021          1,774,311
                                                       2007      1.430          1.526          1,622,073
                                                       2006      1.288          1.430          1,073,910

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      1.249          0.718          1,992,105
                                                       2007      1.279          1.249          2,453,559

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.368          0.902          1,394,446
                                                       2007      1.407          1.368          1,536,939

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.163          0.669          1,176,753
                                                       2007      1.074          1.163          1,369,916
                                                       2006      0.998          1.074          1,685,383

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.233          0.815          3,152,438

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.138          1.126          2,045,839
                                                       2007      1.098          1.138          2,176,100
                                                       2006      1.056          1.098          2,418,766

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.130          1.197                 --
                                                       2005      1.078          1.130          1,297,609

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2008      1.396          1.451          4,434,661
                                                       2007      1.295          1.396          3,787,018
                                                       2006      1.257          1.295          3,715,245
                                                       2005      1.238          1.257          3,822,666

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.029          2.172                 --
                                                       2006      1.745          2.029          1,799,959
                                                       2005      1.644          1.745          2,019,651

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.161          1.240                 --
                                                       2005      1.077          1.161          5,985,605

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.034          1.105                 --
                                                       2005      1.039          1.034            100,140

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.463          2.697                 --
                                                       2005      2.210          2.463            767,505

  Travelers Equity Income Subaccount (10/96).........  2006      1.997          2.103                 --
                                                       2005      1.928          1.997          1,630,993

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.276          1.312                 --
                                                       2005      1.255          1.276            556,442

  Travelers Large Cap Subaccount (9/96)..............  2006      1.705          1.761                 --
                                                       2005      1.582          1.705          2,593,839

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.035          1.102                 --
                                                       2005      0.932          1.035            471,059

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.612          0.650                 --
                                                       2005      0.599          0.612          6,394,866

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.052          2.124                 --
                                                       2005      2.011          2.052          5,188,386

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.189          1.288                 --
                                                       2005      1.126          1.189            653,670

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.379          1.588                 --
                                                       2005      1.270          1.379          3,528,909

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.414          1.504                 --
                                                       2005      1.346          1.414             25,965

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.620          1.641                 --
                                                       2005      1.576          1.620            263,744

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.443          1.434                 --
                                                       2005      1.432          1.443          1,733,864

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.692          1.770                 --
                                                       2005      1.672          1.692          1,663,546

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.093          1.056                 --
                                                       2005      1.056          1.093          3,000,711

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2008      0.914          0.874                 --
                                                       2007      0.791          0.914            427,985
                                                       2006      0.777          0.791            235,007
                                                       2005      0.728          0.777            171,825

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.683          1.071            614,754
                                                       2007      1.738          1.683            558,261
                                                       2006      1.510          1.738            494,374
                                                       2005      1.463          1.510            397,785





                     UGVA -- SEPARATE ACCOUNT CHARGES 1.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.429          1.429                 --
                                                       2005      1.417          1.429                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2008      2.879          2.879                 --
                                                       2006      2.879          2.879                 --
                                                       2005      2.879          2.879                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.109          1.159                 --
                                                       2005      1.076          1.109         17,734,860

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.872          0.854                 --
                                                       2005      0.771          0.872            951,877

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2008      1.664          1.010          5,024,251
                                                       2007      1.471          1.664          3,743,487
                                                       2006      1.240          1.471          2,396,988
                                                       2005      1.103          1.240          1,313,171

  American Funds Growth Subaccount (Class 2) (5/04)..  2008      1.494          0.824          7,658,297
                                                       2007      1.350          1.494          7,546,410
                                                       2006      1.243          1.350          6,913,220
                                                       2005      1.086          1.243          3,980,066

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2008      1.319          0.808          5,388,048
                                                       2007      1.275          1.319          5,065,795
                                                       2006      1.123          1.275          4,794,228
                                                       2005      1.077          1.123          3,195,600

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.304          2.280                 --
                                                       2005      1.979          2.304         18,563,953

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.727          2.257                 --
                                                       2005      1.636          1.727          1,777,079

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.267          1.213                 --
                                                       2007      1.201          1.267          4,703,690
                                                       2006      1.046          1.201          5,754,950
                                                       2005      1.018          1.046          7,060,613

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.222          1.154                 --
                                                       2007      1.395          1.222          6,326,918
                                                       2006      1.364          1.395          8,789,537
                                                       2005      1.309          1.364         10,977,038

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2008      1.736          0.980          5,597,265
                                                       2007      1.502          1.736          5,580,152
                                                       2006      1.368          1.502          5,290,311
                                                       2005      1.191          1.368          4,316,893

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      2.228          1.325          5,537,872
                                                       2007      1.961          2.228          6,042,521
                                                       2006      1.771          1.961          5,940,396
                                                       2005      1.523          1.771          5,275,586

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2008      1.172          0.664          1,191,033
                                                       2007      1.070          1.172          1,314,904
                                                       2006      0.999          1.070          1,245,900
                                                       2005      0.968          0.999          1,259,582

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.448          1.689                 --
                                                       2005      1.329          1.448            656,050

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.572          1.664          2,084,019
                                                       2007      2.816          3.572          2,233,832
                                                       2006      2.232          2.816          2,063,801
                                                       2005      1.778          2.232          1,283,293

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.700          0.998          2,721,326
                                                       2007      1.495          1.700          2,382,872
                                                       2006      1.249          1.495          2,297,478
                                                       2005      1.151          1.249          1,807,817

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.822          0.880                 --
                                                       2005      0.744          0.822          1,901,939

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2008      0.660          0.365         10,087,618
                                                       2007      0.551          0.660         10,938,244
                                                       2006      0.493          0.551         12,474,519
                                                       2005      0.447          0.493         13,988,779

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.548          1.739                 --
                                                       2005      1.511          1.548            543,026

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Equity Trust
  LMPET Small Cap Value Subaccount (Class A) (5/01)..  2008      1.763          1.113            946,655
                                                       2007      1.837          1.763          1,071,387
                                                       2006      1.674          1.837          1,136,472
                                                       2005      1.594          1.674          1,291,992

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2008      1.746          1.324          2,546,218
                                                       2007      1.744          1.746          2,934,324
                                                       2006      1.718          1.744          3,442,527
                                                       2005      1.713          1.718          4,635,064

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2008      2.677          1.491          6,691,155
                                                       2007      2.660          2.677          8,580,420
                                                       2006      2.216          2.660         10,506,686
                                                       2005      2.080          2.216         11,556,208

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.092          1.142                 --
                                                       2006      0.985          1.092            257,336
                                                       2005      0.963          0.985            366,742

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2008      1.019          1.019                 --
                                                       2007      0.957          1.019                 --
                                                       2006      0.905          0.957          1,998,280
                                                       2005      0.864          0.905          2,534,642

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2008      1.083          0.636         16,976,266
                                                       2007      1.083          1.083         21,494,932
                                                       2006      1.010          1.083         26,698,179
                                                       2005      0.919          1.010         32,284,111

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2008      1.521          1.059          9,559,541
                                                       2007      1.424          1.521         10,834,100
                                                       2006      1.259          1.424         13,223,387
                                                       2005      1.225          1.259         15,966,366

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.426          0.913          2,313,377
                                                       2007      1.418          1.426          2,974,206

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2008      1.303          0.802          4,827,462
                                                       2007      1.261          1.303          5,348,274
                                                       2006      1.112          1.261          6,469,380
                                                       2005      1.082          1.112          7,573,568

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2008      0.946          0.591          4,343,479
                                                       2007      0.996          0.946          5,306,512
                                                       2006      0.996          0.996                 --
                                                       2005      0.996          0.996                 --

  LMPVET Investors Subaccount (Class I) (10/98)......  2008      1.755          1.113          3,019,330
                                                       2007      1.715          1.755          4,171,098
                                                       2006      1.472          1.715          5,565,457
                                                       2005      1.403          1.472          6,896,463

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2008      1.703          1.052          2,265,637
                                                       2007      1.642          1.703          2,750,663
                                                       2006      1.593          1.642          3,624,798
                                                       2005      1.537          1.593          4,410,403

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.369          0.800          1,049,622
                                                       2007      1.328          1.369          1,161,590

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.290          0.951            903,820
                                                       2007      1.181          1.290          1,194,548
                                                       2006      1.113          1.181          1,524,156
                                                       2005      1.082          1.113          1,999,728

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.028          0.798            224,610
                                                       2007      1.030          1.028            221,091
                                                       2006      1.004          1.030            229,231
                                                       2005      0.996          1.004            322,199

  LMPVIT Diversified Strategic Income Subaccount
  (8/98).............................................  2008      1.318          1.122            417,035
                                                       2007      1.312          1.318            492,601
                                                       2006      1.264          1.312            607,533
                                                       2005      1.251          1.264            724,864

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2008      1.620          1.104          1,411,761
                                                       2007      1.645          1.620          1,693,627
                                                       2006      1.509          1.645          2,007,200
                                                       2005      1.476          1.509          2,108,663

  LMPVIT Money Market Subaccount (6/98)..............  2008      1.189          1.202         25,698,941
                                                       2007      1.150          1.189         23,746,080
                                                       2006      1.116          1.150         27,848,188
                                                       2005      1.102          1.116         31,824,576

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.266          1.351                 --
                                                       2006      1.138          1.266          1,416,753
                                                       2005      1.101          1.138          1,240,390

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.203          2.312                  0
                                                       2006      1.893          2.203          3,069,891
                                                       2005      1.847          1.893          3,614,900

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.384          1.424                 --
                                                       2006      1.248          1.384          3,933,394
                                                       2005      1.226          1.248          5,007,135

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.299          1.350                 --
                                                       2006      1.124          1.299          3,030,493
                                                       2005      1.105          1.124          3,330,405

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.367          1.507                 --
                                                       2006      1.236          1.367          1,539,893
                                                       2005      1.159          1.236          1,383,348

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.554          2.462                 --
                                                       2007      2.444          2.554          1,750,476
                                                       2006      2.565          2.444          2,126,925

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.657          1.238            727,102
                                                       2007      1.636          1.657            809,970
                                                       2006      1.551          1.636            873,995

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.109          1.164                 --
                                                       2006      1.047          1.109          1,242,209

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.163          0.719          1,036,612
                                                       2007      1.154          1.163          1,052,239

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.025          0.590          2,894,871
                                                       2007      1.221          1.025          3,183,922
                                                       2006      1.003          1.221          3,905,358

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.604          0.937          3,845,961
                                                       2007      1.643          1.604          4,825,986
                                                       2006      1.490          1.643          5,464,160

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      3.007          1.722         10,841,868
                                                       2007      2.340          3.007         11,858,330
                                                       2006      2.280          2.340         15,179,427

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      2.457          1.555          1,455,046

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.204          0.968            580,196
                                                       2007      1.144          1.204            540,784
                                                       2006      1.091          1.144            353,367

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.100          0.690         14,364,659
                                                       2007      1.077          1.100         17,761,155
                                                       2006      1.001          1.077         18,565,726

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2008      1.355          0.817          1,718,984
                                                       2007      1.491          1.355          1,706,830

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.334          0.754          6,218,100
                                                       2007      1.210          1.334          7,490,845
                                                       2006      1.224          1.210          9,190,734

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.642          1.086            208,300
                                                       2007      1.587          1.642            210,377
                                                       2006      1.475          1.587            212,276

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.676          1.474          1,616,705
                                                       2007      1.595          1.676          1,579,932
                                                       2006      1.539          1.595          1,679,403

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2008      1.696          1.173          4,019,529
                                                       2007      1.776          1.696          4,427,287
                                                       2006      1.739          1.776            726,415

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.308          1.348                 --
                                                       2006      1.273          1.308          3,125,142
                                                       2005      1.266          1.273          3,182,118

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.128          1.208                 --
                                                       2006      0.905          1.128          3,176,741
                                                       2005      0.801          0.905          2,670,171

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.121          1.169                 --
                                                       2006      1.011          1.121          2,719,840
                                                       2005      0.962          1.011          2,780,772

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.318          1.314                 --
                                                       2006      1.177          1.318          3,385,203
                                                       2005      1.114          1.177          3,525,701

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      0.729          0.390         10,248,598
                                                       2007      0.615          0.729         11,521,344
                                                       2006      0.629          0.615         13,891,601

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.473          1.401          1,926,108
                                                       2007      1.407          1.473          2,277,476
                                                       2006      1.353          1.407          2,821,508

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.208          0.746          4,124,178

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.716          0.933          5,414,777
                                                       2007      1.676          1.716          6,378,104
                                                       2006      1.653          1.676          8,061,123

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      2.079          1.249          2,363,906
                                                       2007      2.027          2.079          3,034,380
                                                       2006      1.975          2.027          3,673,762

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.837          0.555            919,191

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.365          1.425          1,982,332
                                                       2007      1.346          1.365          2,195,682

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.077          0.632          2,941,550
                                                       2007      1.059          1.077          1,619,336
                                                       2006      1.000          1.059            259,608

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.084          0.914            838,465
                                                       2007      1.042          1.084            702,513
                                                       2006      1.000          1.042            209,401

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.082          0.836          1,360,479
                                                       2007      1.048          1.082            747,274
                                                       2006      1.000          1.048            305,946

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.083          0.761          4,293,313
                                                       2007      1.053          1.083          2,688,290
                                                       2006      1.000          1.053          1,022,753

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.083          0.692          5,149,948
                                                       2007      1.058          1.083          4,096,531
                                                       2006      1.000          1.058          1,799,899

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.181          0.732          1,634,980
                                                       2007      1.191          1.181          1,935,857

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      2.186          1.673          8,794,148
                                                       2007      2.130          2.186         10,568,624
                                                       2006      1.992          2.130         12,522,537

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.490          0.991          1,851,808
                                                       2007      1.406          1.490          1,614,190
                                                       2006      1.271          1.406          1,033,204

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      1.191          0.679          2,050,394
                                                       2007      1.220          1.191          2,427,902

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.304          0.854          2,315,257
                                                       2007      1.343          1.304          2,577,412

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.150          0.657          2,258,484
                                                       2007      1.070          1.150          2,447,922
                                                       2006      0.998          1.070          2,705,886

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.156          0.760          5,374,928

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.111          1.092          4,168,442
                                                       2007      1.079          1.111          4,542,557
                                                       2006      1.042          1.079          5,280,065

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.118          1.182                 --
                                                       2005      1.073          1.118            648,860

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2008      1.337          1.380          6,162,324
                                                       2007      1.248          1.337          5,140,662
                                                       2006      1.220          1.248          5,870,103
                                                       2005      1.209          1.220          5,904,054

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.956          2.089                 --
                                                       2006      1.693          1.956          3,920,654
                                                       2005      1.605          1.693          3,969,603

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.149          1.224                 --
                                                       2005      1.073          1.149         12,161,921

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.023          1.091                 --
                                                       2005      1.035          1.023             95,656

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.348          2.565                 --
                                                       2005      2.120          2.348          2,488,257

  Travelers Equity Income Subaccount (10/96).........  2006      1.879          1.975                 --
                                                       2005      1.826          1.879          3,967,894

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.513          1.551                 --
                                                       2005      1.497          1.513            947,377

  Travelers Large Cap Subaccount (9/96)..............  2006      1.603          1.653                 --
                                                       2005      1.497          1.603          5,659,374

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      0.986          1.047                 --
                                                       2005      0.893          0.986          1,240,345

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.595          0.629                 --
                                                       2005      0.586          0.595         17,380,444

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.929          1.992                 --
                                                       2005      1.902          1.929         13,700,725

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.176          1.271                 --
                                                       2005      1.121          1.176            447,743

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.296          1.490                 --
                                                       2005      1.202          1.296          6,053,891

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.390          1.475                 --
                                                       2005      1.331          1.390            197,581

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.523          1.539                 --
                                                       2005      1.492          1.523          1,386,236

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.365          1.353                 --
                                                       2005      1.364          1.365          3,374,701

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.590          1.660                 --
                                                       2005      1.582          1.590          5,030,438

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.081          1.042                 --
                                                       2005      1.052          1.081          7,031,317

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2008      0.876          0.835                 --
                                                       2007      0.762          0.876            874,438
                                                       2006      0.754          0.762            973,798
                                                       2005      0.711          0.754            891,392

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.632          1.032          1,426,592
                                                       2007      1.697          1.632          1,340,137
                                                       2006      1.484          1.697          1,186,033
                                                       2005      1.447          1.484          1,039,939





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds -- Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.


Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES






                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
LEGG MASON INCOME TRUST                        LEGG MASON INCOME TRUST
     Legg Mason Partners Investment Grade      Legg Mason Partners Corporate Bond
       Bond Fund -- Class A                         Portfolio -- Class A
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  Lehman Brothers(R) Aggregate Bond Index      Barclays Capital Aggregate Bond Index
     Portfolio -- Class A                           Portfolio -- Class A
JANUS ASPEN SERIES                             JANUS ASPEN SERIES
     Mid Cap Growth Portfolio -- Service       Enterprise Portfolio -- Service Shares
       Shares



UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  Met/AIM Capital Appreciation                 BlackRock Legacy Large Cap Growth
     Portfolio -- Class A                           Portfolio -- Class A
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
     FI Large Cap Portfolio -- Class A         BlackRock Legacy Large Cap Growth
                                                    Portfolio -- Class A



UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were replaced by the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Equity Index    MetLife Stock Index Portfolio -- Class A
     Portfolio -- Class II
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  PIMCO VIT Total Return                       PIMCO Total Return Portfolio -- Class B
     Portfolio -- Administrative Class
VAN KAMPEN LIFE INVESTMENT TRUST               MET INVESTORS SERIES TRUST
  Van Kampen Life Investment Trust Comstock    Van Kampen Comstock Portfolio -- Class B
     Portfolio -- Class II

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES


        SERIES FUND/TRUST                   PORTFOLIO/SERIES                    MARKETING NAME
---------------------------------  ---------------------------------  ---------------------------------
American Funds Insurance           Global Growth Fund                 American Funds Global Growth Fund
  Series(R)
American Funds Insurance           Growth-Income Fund                 American Funds Growth-Income Fund
  Series(R)
American Funds Insurance           Growth Fund                        American Funds Growth Fund
  Series(R)
Janus Aspen Series                 Enterprise Portfolio               Janus Aspen Series Enterprise
                                                                      Portfolio
Metropolitan Series Fund, Inc.     FI Value Leaders Portfolio         FI Value Leaders Portfolio
                                                                      (Fidelity)
Fidelity(R) Variable Insurance     Contrafund(R) Portfolio            Fidelity VIP Contrafund(R)
  Products                                                            Portfolio
Fidelity(R) Variable Insurance     Mid Cap Portfolio                  Fidelity VIP Mid Cap Portfolio
  Products





                    ANNUITY CONTRACT LEGAL AND MARKETING NAME



         ANNUITY CONTRACT                                                       MARKETING NAME
---------------------------------                                     ---------------------------------
Registered Fixed Account Option                                       Fixed Account


                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company

                     Services



                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Calculation of Money Market Yield

                     ERISA

                     Independent Registered Public Accounting Firms

                     Condensed Financial Information



                     Financial Statements

--------------------------------------------------------------------------------


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009 ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:

Address:


Form SAI Book 94

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------

                                 COMPETING FUNDS

The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in our opinion consists primarily of fixed income securities and/or money market instruments.

          NONE

                   UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT

                         METLIFE RETIREMENT PERSPECTIVES

                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED



                                   MAY 1, 2009


                                       FOR

            METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES

                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT



This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 2009. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Operations and Services, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


The SAI contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contract(s)") offered by MetLife Insurance Company of Connecticut ("we", "our", or the "Company").

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----

THE INSURANCE COMPANY...................................................     2

SERVICES................................................................     2

PRINCIPAL UNDERWRITER...................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................     2

VALUATION OF ASSETS.....................................................     4

CALCULATION OF MONEY MARKET YIELD.......................................     4

ERISA...................................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................     6

CONDENSED FINANCIAL INFORMATION.........................................     7

FINANCIAL STATEMENTS....................................................     1

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and has continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife, Inc. is a leading provider of individual insurance, employee benefits and financial services with operations throughout the United States and the Latin America, Europe and Asia Pacific regions. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowners insurance, retail banking and other financial services to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. For more information, please visit www.metlife.com. The Company's Home Office is located at 1300 Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste 200, West Des Moines, IA 50266.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                                    SERVICES


ING provides recordkeeping services to the plans which purchase the Unallocated Group Variable Annuity Contract for a fee and is the exclusive third party administrator permitted to provide such services in connection with the Unallocated Group Variable Annuity Contract. ING also provides contract level services to us in connection with the administration of the Unallocated Group Variable Annuity Contract.



                              PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2008............................            $134,250,501                           $0

2007............................            $137,393,857                           $0

2006............................            $105,520,700                           $0



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2008 ranged from $31,950 to $4,123,919 . The amount of commissions paid to selected broker-dealer firms during 2008 ranged from $852,556 to $13,129,922 . The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2008 ranged from $884,506 to $17,253,847.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2008 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:




DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock

Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.

On a Contract-specific basis, current yield will be calculated according to the following formula:

           Current Yield = ((NCF -- ES) / UV) x (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

           Effective Yield = (1 + ((NCF -- ES) / UV)) 365 / 7 -- 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                                      ERISA



If your plan is subject to ERISA (the Employee Retirement Income Security Act of
1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights as described below.



Generally, the spouse must give qualified consent whenever you elect to:



     a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);



     b) make certain withdrawals under plans for which a qualified consent is required;



     c)   name someone other than the spouse as your beneficiary;



     d)   use your accrued benefit as security for a loan exceeding $5,000.



Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.



If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                         CONDENSED FINANCIAL INFORMATION

                         METLIFE RETIREMENT PERSPECTIVES

--------------------------------------------------------------------------------



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                      MRP -- SEPARATE ACCOUNT CHARGES 1.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.117          1.170                 --
                                                       2005      1.079          1.117         15,298,337

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.891          0.876                 --
                                                       2005      0.784          0.891            701,232

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2008      1.692          1.032          5,926,702
                                                       2007      1.489          1.692          5,708,724
                                                       2006      1.249          1.489          2,667,548
                                                       2005      1.107          1.249          1,714,430

  American Funds Growth Subaccount (Class 2) (5/04)..  2008      1.519          0.842          9,688,531
                                                       2007      1.366          1.519         10,098,560
                                                       2006      1.252          1.366          7,543,055
                                                       2005      1.089          1.252          4,593,446

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2008      1.341          0.825          5,590,487
                                                       2007      1.290          1.341          6,165,298
                                                       2006      1.132          1.290          3,736,086
                                                       2005      1.081          1.132          2,637,066

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.403          2.382                 --
                                                       2005      2.055          2.403         12,688,088

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.748          2.294                 --
                                                       2005      1.648          1.748          2,024,577

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.322          1.268                 --
                                                       2007      1.247          1.322          3,903,634
                                                       2006      1.082          1.247          5,208,101
                                                       2005      1.048          1.082          7,266,079

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.275          1.206              1,724
                                                       2007      1.449          1.275          5,485,820
                                                       2006      1.411          1.449          7,460,825
                                                       2005      1.348          1.411          9,756,914

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2008      1.788          1.014          7,069,567
                                                       2007      1.540          1.788          8,003,191
                                                       2006      1.397          1.540          6,736,843
                                                       2005      1.210          1.397          4,874,481

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      2.296          1.372          5,661,893
                                                       2007      2.012          2.296          7,748,215
                                                       2006      1.809          2.012          6,772,810
                                                       2005      1.549          1.809          6,508,859

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2008      1.208          0.687            953,876
                                                       2007      1.097          1.208          1,172,523
                                                       2006      1.020          1.097          1,140,640
                                                       2005      0.984          1.020          1,308,829

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.465          1.717                 --
                                                       2005      1.339          1.465          1,251,284

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.648          1.707          2,032,859
                                                       2007      2.863          3.648          2,526,721
                                                       2006      2.258          2.863          1,683,191
                                                       2005      1.791          2.258          1,023,100

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.728          1.020          2,521,627
                                                       2007      1.513          1.728          2,618,280
                                                       2006      1.259          1.513          1,844,385
                                                       2005      1.154          1.259          1,768,543

High Yield Bond Trust
  High Yield Bond Trust (5/05).......................  2006      1.027          1.052                 --
                                                       2005      1.000          1.027             33,163

Janus Aspen Series
  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2008      1.298          0.912          1,067,249
                                                       2007      1.078          1.298          1,412,616
                                                       2006      1.025          1.078          1,382,114
                                                       2005      0.922          1.025          1,430,512

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2008      0.499          0.277          2,571,027
                                                       2007      0.415          0.499          2,439,721
                                                       2006      0.389          0.415          3,000,313
                                                       2005      0.352          0.389          2,806,974

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.843          0.904                 --
                                                       2005      0.760          0.843          1,618,158

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2008      0.684          0.380          6,751,820
                                                       2007      0.568          0.684          7,200,768
                                                       2006      0.506          0.568          6,295,786
                                                       2005      0.457          0.506          7,806,415

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.567          1.766                 --
                                                       2005      1.522          1.567            857,129

Legg Mason Partners Equity Trust
  LMPET S&P 500 Index Subaccount (Class A) (6/98)....  2008      1.315          0.814          7,617,918
                                                       2007      1.266          1.315          8,534,966
                                                       2006      1.110          1.266         11,065,836
                                                       2005      1.077          1.110         13,252,168

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2008      1.837          1.400          1,751,573
                                                       2007      1.827          1.837          2,371,177
                                                       2006      1.792          1.827          2,706,370
                                                       2005      1.778          1.792          3,809,655

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2008      2.817          1.576          5,762,571
                                                       2007      2.786          2.817          9,119,792
                                                       2006      2.312          2.786         11,246,449
                                                       2005      2.160          2.312         12,503,502

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2008      1.121          0.661          5,847,739
                                                       2007      1.116          1.121          9,571,588
                                                       2006      1.036          1.116         10,680,762
                                                       2005      0.938          1.036         14,743,073

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2008      1.587          1.110          4,004,988
                                                       2007      1.479          1.587          5,012,343
                                                       2006      1.302          1.479          6,270,442
                                                       2005      1.261          1.302          6,769,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.486          0.956          1,781,670
                                                       2007      1.474          1.486          2,323,888

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2008      1.325          0.819          3,241,812
                                                       2007      1.276          1.325          4,248,081
                                                       2006      1.120          1.276          3,789,577
                                                       2005      1.086          1.120          4,272,521

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      0.963          0.604          2,195,345
                                                       2007      1.001          0.963          3,295,152

  LMPVET Investors Subaccount (Class I) (10/98)......  2008      1.829          1.165          2,645,625
                                                       2007      1.779          1.829          4,381,798
                                                       2006      1.520          1.779          5,995,012
                                                       2005      1.442          1.520          7,022,960

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2008      1.775          1.102          1,404,036
                                                       2007      1.704          1.775          1,621,923
                                                       2006      1.646          1.704          2,508,461
                                                       2005      1.581          1.646          3,665,017

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.411          0.828            972,163
                                                       2007      1.365          1.411          1,052,691

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.311          0.971            415,958
                                                       2007      1.195          1.311            614,725
                                                       2006      1.121          1.195            637,685
                                                       2005      1.086          1.121            732,770

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.048          0.817             72,829
                                                       2007      1.045          1.048            139,240
                                                       2006      1.014          1.045            193,527
                                                       2005      1.001          1.014            219,777

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2008      1.690          1.157          1,425,536
                                                       2007      1.709          1.690          1,887,429
                                                       2006      1.561          1.709          2,428,335
                                                       2005      1.520          1.561          2,995,011

  LMPVIT Money Market Subaccount (6/98)..............  2008      1.241          1.260         24,591,507
                                                       2007      1.195          1.241         26,382,929
                                                       2006      1.154          1.195         26,923,269
                                                       2005      1.135          1.154         24,875,204

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.298          1.388               (161)
                                                       2006      1.162          1.298          1,181,045
                                                       2005      1.119          1.162          1,493,870

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.287          2.404                 --
                                                       2006      1.957          2.287          1,472,245
                                                       2005      1.900          1.957          1,800,138

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.436          1.480                 --
                                                       2006      1.289          1.436          2,831,577
                                                       2005      1.261          1.289          3,777,557

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.315          1.369                 --
                                                       2006      1.133          1.315          2,342,701
                                                       2005      1.109          1.133          2,199,998

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.383          1.527               (293)
                                                       2006      1.245          1.383          1,228,755
                                                       2005      1.163          1.245          1,295,656

Managed Assets Trust
  Managed Assets Trust (7/05)........................  2006      1.020          1.054                 --
                                                       2005      1.000          1.020                687

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.663          2.571              5,183
                                                       2007      2.538          2.663          1,262,892
                                                       2006      2.655          2.538          1,381,892

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.742          1.308            953,558
                                                       2007      1.713          1.742          1,196,203
                                                       2006      1.619          1.713            988,993

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.211                 --
                                                       2006      1.084          1.153            831,435

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.214          0.753            904,663
                                                       2007      1.201          1.214          1,203,998

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.033          0.597          3,202,628
                                                       2007      1.225          1.033          3,939,475
                                                       2006      1.003          1.225          4,706,929

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.216          0.900            399,966
                                                       2007      1.241          1.216            861,420
                                                       2006      1.160          1.241             35,587

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2008      1.001          0.703             50,184

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2008      1.000          0.638             57,388

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2008      1.002          0.771            115,765

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.688          0.990          4,124,344
                                                       2007      1.720          1.688          4,864,168
                                                       2006      1.555          1.720          4,180,330

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      3.164          1.821          6,087,922
                                                       2007      2.451          3.164          8,142,645
                                                       2006      2.382          2.451         10,038,525

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2008      1.151          1.629            961,663
                                                       2007      1.295          1.151            255,642

  MIST Legg Mason Partners Aggressive Growth
  Subaccount (Class B) (4/08)........................  2008      0.769          0.485             12,293

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.177          0.871            670,874
                                                       2007      1.119          1.177            424,637
                                                       2006      1.054          1.119              4,578

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2008      0.896          0.469             36,774

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.224          0.989            699,518
                                                       2007      1.158          1.224            857,060
                                                       2006      1.101          1.158            195,662

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.108          0.698         10,502,118
                                                       2007      1.080          1.108         15,690,603
                                                       2006      1.001          1.080         18,643,854

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2008      1.378          0.835          1,479,606
                                                       2007      1.511          1.378          1,909,551

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.356          0.770          4,339,202
                                                       2007      1.224          1.356          5,845,070
                                                       2006      1.235          1.224          7,561,799

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.278          0.776            572,736
                                                       2007      1.159          1.278            752,367
                                                       2006      1.164          1.159             78,150

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/08)...................................  2008      1.367          0.630             16,258

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.788          1.047             55,729

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2008      1.025          0.576             13,503

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.073          0.991            970,924
                                                       2007      1.009          1.073            338,507

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.677          1.114            137,926
                                                       2007      1.614          1.677            178,851
                                                       2006      1.495          1.614            121,515

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.184          1.309                 --
                                                       2006      1.120          1.184             12,708

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.763          1.558          1,693,272
                                                       2007      1.671          1.763          2,262,701
                                                       2006      1.607          1.671          1,369,134

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2008      1.732          1.203          5,076,480
                                                       2007      1.805          1.732          7,544,941
                                                       2006      1.766          1.805          1,474,689

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      0.751          0.403          4,629,854
                                                       2007      0.630          0.751          6,436,416
                                                       2006      0.643          0.630          7,104,942

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.544          1.475          2,419,551
                                                       2007      1.468          1.544          2,405,635
                                                       2006      1.408          1.468          3,037,070

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.405          0.961              5,933

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      3.238          2.100              7,705

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.263          0.783          3,101,698

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.806          0.986          3,787,020
                                                       2007      1.756          1.806          4,748,113
                                                       2006      1.726          1.756          6,408,879

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      2.186          1.319          2,204,663
                                                       2007      2.122          2.186          3,377,203
                                                       2006      2.061          2.122          3,556,365

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.864          0.574          1,009,019

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.086          0.640          3,753,083
                                                       2007      1.062          1.086          3,193,404
                                                       2006      1.000          1.062            717,761

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.092          0.925          1,851,736
                                                       2007      1.046          1.092          1,448,971
                                                       2006      1.000          1.046            557,018

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.090          0.846          3,233,682
                                                       2007      1.051          1.090          3,588,959
                                                       2006      1.000          1.051          1,877,045

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.091          0.770         18,110,456
                                                       2007      1.056          1.091         14,368,354
                                                       2006      1.000          1.056          5,163,720

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.091          0.700         14,151,248
                                                       2007      1.061          1.091         13,766,778
                                                       2006      1.000          1.061          4,658,671

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      2.301          1.769          7,180,564
                                                       2007      2.232          2.301          9,869,681
                                                       2006      2.081          2.232         11,128,107

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.515          1.012          3,018,096
                                                       2007      1.423          1.515          2,727,955
                                                       2006      1.283          1.423          1,082,824

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08).............................................  2008      1.991          1.236              6,825

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.159          0.665          1,947,136
                                                       2007      1.073          1.159          2,302,019
                                                       2006      0.998          1.073          1,923,412

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.209          0.797          3,766,280

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.122          1.167                  0
                                                       2006      1.052          1.122             96,977

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.130          1.116          4,896,990
                                                       2007      1.092          1.130          5,359,848
                                                       2006      1.052          1.092          5,320,819

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.126          1.192                 --
                                                       2005      1.076          1.126            941,212

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/05)......................................  2007      0.984          1.005                 --
                                                       2006      0.987          0.984             68,148
                                                       2005      1.000          0.987             18,203

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2008      1.378          1.428          6,221,183
                                                       2007      1.280          1.378          6,120,125
                                                       2006      1.246          1.280          6,316,256
                                                       2005      1.229          1.246          6,621,264

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.006          2.146               (104)
                                                       2006      1.729          2.006          5,892,809
                                                       2005      1.632          1.729          6,121,699

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.158          1.235                 --
                                                       2005      1.076          1.158          9,062,661

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.031          1.101                 --
                                                       2005      1.038          1.031             71,636

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.427          2.655                 --
                                                       2005      2.181          2.427          1,519,196

  Travelers Equity Income Subaccount (10/96).........  2006      1.958          2.061                 --
                                                       2005      1.894          1.958          3,968,226

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.576          1.619                 --
                                                       2005      1.553          1.576          1,046,954

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (9/96)..............  2006      1.672          1.726                 --
                                                       2005      1.554          1.672          4,511,968

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.055          1.124                 --
                                                       2005      1.000          1.055             49,605

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.021          1.027                 --
                                                       2005      1.000          1.021                462

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.047          1.086                 --
                                                       2005      1.000          1.047            860,019

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.069          1.117                 --
                                                       2005      1.000          1.069            144,197

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.050                 --
                                                       2005      1.000          1.029             63,237

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.019          1.084                 --
                                                       2005      0.919          1.019          1,383,683

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.607          0.643                 --
                                                       2005      0.595          0.607          9,205,299

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.012          2.081                 --
                                                       2005      1.975          2.012         12,047,206

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.185          1.283                 --
                                                       2005      1.125          1.185            318,855

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.352          1.555                 --
                                                       2005      1.247          1.352          3,792,098

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.407          1.495                 --
                                                       2005      1.341          1.407             88,057

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.063          1.120                 --
                                                       2005      1.000          1.063              5,991

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.589          1.607                 --
                                                       2005      1.548          1.589          1,340,815

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.418          1.408                 --
                                                       2005      1.410          1.418          3,632,916

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.658          1.734                 --
                                                       2005      1.642          1.658          3,369,597

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (9/05)..................................  2006      1.009          1.164                 --
                                                       2005      1.000          1.009                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (9/05)..................................  2006      1.009          1.160                 --
                                                       2005      1.000          1.009                 --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.089          1.052                 --
                                                       2005      1.055          1.089          6,293,284

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2008      0.902          0.862              2,182
                                                       2007      0.782          0.902          1,503,525
                                                       2006      0.770          0.782          1,443,428
                                                       2005      0.723          0.770          1,494,335

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.667          1.059          1,107,701
                                                       2007      1.725          1.667          1,424,280
                                                       2006      1.502          1.725          1,232,171
                                                       2005      1.458          1.502          1,227,435





                      MRP -- SEPARATE ACCOUNT CHARGES 1.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.112          1.164                 --
                                                       2005      1.077          1.112         36,883,407

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.880          0.864                 --
                                                       2005      0.777          0.880          1,525,982

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2008      1.677          1.020          7,223,731
                                                       2007      1.479          1.677          6,649,362
                                                       2006      1.244          1.479          4,587,546
                                                       2005      1.105          1.244          3,061,076

  American Funds Growth Subaccount (Class 2) (5/04)..  2008      1.505          0.832         13,051,970
                                                       2007      1.357          1.505         13,601,883
                                                       2006      1.247          1.357         10,628,006
                                                       2005      1.087          1.247          6,122,667

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2008      1.329          0.815          7,772,558
                                                       2007      1.282          1.329          8,105,106
                                                       2006      1.127          1.282          7,235,979
                                                       2005      1.079          1.127          7,466,608

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.348          2.325                 --
                                                       2005      2.012          2.348         38,316,442

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.736          2.273                 --
                                                       2005      1.641          1.736          4,078,473

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.291          1.237                 31
                                                       2007      1.221          1.291          9,406,157
                                                       2006      1.062          1.221         12,186,134
                                                       2005      1.031          1.062         15,118,185

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.245          1.177                 --
                                                       2007      1.419          1.245         11,758,919
                                                       2006      1.385          1.419         15,844,520
                                                       2005      1.326          1.385         19,865,885

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2008      1.758          0.995          9,902,998
                                                       2007      1.519          1.758         11,065,817
                                                       2006      1.381          1.519         10,457,630
                                                       2005      1.199          1.381          7,904,103

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      2.258          1.346          9,951,621
                                                       2007      1.983          2.258         12,076,657
                                                       2006      1.788          1.983         13,786,295
                                                       2005      1.534          1.788         12,661,665

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2008      1.188          0.674          2,275,901
                                                       2007      1.082          1.188          2,833,281
                                                       2006      1.008          1.082          2,599,845
                                                       2005      0.975          1.008          2,633,975

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.456          1.701                 --
                                                       2005      1.334          1.456          1,527,395

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.606          1.683          3,437,310
                                                       2007      2.837          3.606          4,728,324
                                                       2006      2.244          2.837          4,154,839
                                                       2005      1.784          2.244          3,342,105

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.712          1.008          5,208,729
                                                       2007      1.503          1.712          5,436,208
                                                       2006      1.253          1.503          5,273,068
                                                       2005      1.153          1.253          3,915,005

High Yield Bond Trust
  High Yield Bond Trust (5/05).......................  2006      1.026          1.050                 --
                                                       2005      1.000          1.026             15,746

Janus Aspen Series
  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2008      1.274          0.892          1,039,452
                                                       2007      1.060          1.274          1,161,305
                                                       2006      1.010          1.060          1,657,096
                                                       2005      0.911          1.010          1,975,105

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2008      0.490          0.271          2,413,369
                                                       2007      0.408          0.490          2,856,596
                                                       2006      0.383          0.408          3,427,097
                                                       2005      0.348          0.383          4,617,331

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.832          0.890                 --
                                                       2005      0.751          0.832          2,980,527

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2008      0.671          0.372         16,060,416
                                                       2007      0.558          0.671         17,888,407
                                                       2006      0.499          0.558         18,458,976
                                                       2005      0.451          0.499         21,940,688

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.556          1.751                 --
                                                       2005      1.516          1.556          1,138,203

Legg Mason Partners Equity Trust
  LMPET S&P 500 Index Subaccount (Class A) (6/98)....  2008      1.284          0.793          8,370,898
                                                       2007      1.239          1.284         10,245,734
                                                       2006      1.090          1.239         14,162,746
                                                       2005      1.059          1.090         17,968,038

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2008      1.786          1.357          5,402,814
                                                       2007      1.781          1.786          6,142,790
                                                       2006      1.750          1.781          6,517,632
                                                       2005      1.742          1.750          8,590,975

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2008      2.739          1.528         14,110,046
                                                       2007      2.715          2.739         18,139,480
                                                       2006      2.258          2.715         21,753,783
                                                       2005      2.115          2.258         24,634,141

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2008      1.099          0.647         31,284,102
                                                       2007      1.097          1.099         40,211,644
                                                       2006      1.022          1.097         45,313,401
                                                       2005      0.927          1.022         56,480,312

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2008      1.550          1.081         10,790,656
                                                       2007      1.448          1.550         12,360,673
                                                       2006      1.278          1.448         15,988,942
                                                       2005      1.241          1.278         18,272,296

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.452          0.932          4,591,099
                                                       2007      1.443          1.452          6,028,733

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2008      1.312          0.810          8,979,331
                                                       2007      1.267          1.312         11,416,023
                                                       2006      1.115          1.267         16,157,797
                                                       2005      1.084          1.115         18,631,913

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      0.953          0.597          8,042,453
                                                       2007      0.993          0.953         10,360,867

  LMPVET Investors Subaccount (Class I) (10/98)......  2008      1.788          1.136          6,626,008
                                                       2007      1.743          1.788          8,541,695
                                                       2006      1.493          1.743         10,862,446
                                                       2005      1.420          1.493         12,985,232

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2008      1.735          1.074          3,549,913
                                                       2007      1.669          1.735          4,551,549
                                                       2006      1.616          1.669          6,380,597
                                                       2005      1.556          1.616          7,794,578

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.388          0.812          1,990,008
                                                       2007      1.344          1.388          2,018,369

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.300          0.959          2,055,437
                                                       2007      1.187          1.300          2,122,971
                                                       2006      1.117          1.187          3,360,765
                                                       2005      1.084          1.117          4,049,355

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.037          0.807            324,976
                                                       2007      1.036          1.037            512,534
                                                       2006      1.009          1.036            286,123
                                                       2005      0.998          1.009            217,008

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2008      1.651          1.127          2,549,809
                                                       2007      1.673          1.651          3,462,978
                                                       2006      1.532          1.673          4,250,443
                                                       2005      1.495          1.532          4,744,978

  LMPVIT Money Market Subaccount (6/98)..............  2008      1.212          1.227         55,466,313
                                                       2007      1.170          1.212         51,040,688
                                                       2006      1.133          1.170         56,106,472
                                                       2005      1.116          1.133         57,921,096

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.280          1.367                 --
                                                       2006      1.149          1.280          2,258,192
                                                       2005      1.109          1.149          2,324,426

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.240          2.352                  0
                                                       2006      1.921          2.240          5,849,786
                                                       2005      1.871          1.921          6,618,937

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.407          1.449                 --
                                                       2006      1.266          1.407          7,758,290
                                                       2005      1.241          1.266         10,113,092

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.306          1.359                 --
                                                       2006      1.128          1.306          5,577,051
                                                       2005      1.107          1.128          5,215,295

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.374          1.516                 --
                                                       2006      1.240          1.374          2,911,819
                                                       2005      1.161          1.240          2,999,591

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (7/05)........................  2006      1.019          1.052                 --
                                                       2005      1.000          1.019             51,467

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.602          2.510                 --
                                                       2007      2.485          2.602          3,052,454
                                                       2006      2.605          2.485          3,299,642

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.694          1.269          1,631,276
                                                       2007      1.670          1.694          1,838,373
                                                       2006      1.581          1.670          2,151,530

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.128          1.184                 --
                                                       2006      1.063          1.128          1,990,654

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.186          0.734          2,289,294
                                                       2007      1.174          1.186          2,235,249

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.028          0.593          6,234,647
                                                       2007      1.223          1.028          7,079,652
                                                       2006      1.003          1.223          8,899,276

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.209          0.892            295,825
                                                       2007      1.237          1.209            414,030
                                                       2006      1.158          1.237            177,946

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2008      1.001          0.702             33,068

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2008      1.000          0.637             41,214

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2008      1.002          0.770             20,344

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.641          0.960          8,963,488
                                                       2007      1.677          1.641         11,259,951
                                                       2006      1.519          1.677         12,752,604

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      3.076          1.765         19,448,828
                                                       2007      2.389          3.076         22,842,603
                                                       2006      2.325          2.389         28,718,428

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2008      1.144          1.587          2,394,589
                                                       2007      1.288          1.144            126,016

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Aggressive Growth
  Subaccount (Class B) (4/08)........................  2008      0.755          0.476              4,639

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.170          0.863             95,001
                                                       2007      1.114          1.170             97,670
                                                       2006      1.052          1.114              6,594

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2008      0.890          0.465              1,895

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.213          0.977          1,591,966
                                                       2007      1.150          1.213          1,698,046
                                                       2006      1.095          1.150            960,420

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.104          0.694         29,123,216
                                                       2007      1.078          1.104         36,350,314
                                                       2006      1.001          1.078         40,266,815

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2008      1.365          0.825          2,542,493
                                                       2007      1.500          1.365          2,902,980

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.344          0.761         11,542,998
                                                       2007      1.216          1.344         14,814,033
                                                       2006      1.229          1.216         18,754,656

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.271          0.770            453,543
                                                       2007      1.156          1.271            412,986
                                                       2006      1.162          1.156             42,549

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/08)...................................  2008      1.360          0.626             31,746

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2008      1.756          1.026             47,470

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2008      1.007          0.565             54,556

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.066          0.983            833,102
                                                       2007      1.005          1.066            393,318

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.657          1.099            354,503
                                                       2007      1.599          1.657            324,106
                                                       2006      1.484          1.599            377,143

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.179          1.303                 --
                                                       2006      1.118          1.179             28,017

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.714          1.510          3,288,656
                                                       2007      1.629          1.714          3,300,196
                                                       2006      1.569          1.629          3,363,666

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2008      1.712          1.186          7,570,132
                                                       2007      1.789          1.712          9,093,181
                                                       2006      1.751          1.789          1,727,327

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      0.739          0.396         17,292,919
                                                       2007      0.622          0.739         21,314,773
                                                       2006      0.635          0.622         26,974,032

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.504          1.434          4,637,374
                                                       2007      1.434          1.504          5,058,358
                                                       2006      1.377          1.434          5,969,967

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.384          0.945             75,627

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      3.130          2.027             45,044

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.232          0.762          7,242,930

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.756          0.956         12,999,765
                                                       2007      1.711          1.756         15,292,046
                                                       2006      1.685          1.711         19,928,589

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      2.126          1.280          5,877,625
                                                       2007      2.069          2.126          6,602,563
                                                       2006      2.013          2.069          8,131,076

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.849          0.564          1,204,437

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.081          0.636          5,537,308
                                                       2007      1.061          1.081          4,221,614
                                                       2006      1.000          1.061          1,958,944

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.088          0.919          2,133,622
                                                       2007      1.044          1.088          1,162,306
                                                       2006      1.000          1.044            383,115

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.086          0.840          2,776,858
                                                       2007      1.049          1.086          2,291,363
                                                       2006      1.000          1.049            883,128

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.086          0.765         15,069,930
                                                       2007      1.055          1.086         11,330,342
                                                       2006      1.000          1.055          3,589,386

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.086          0.696         11,733,669
                                                       2007      1.060          1.086          9,455,372
                                                       2006      1.000          1.060          5,640,976

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      2.236          1.715         14,963,634
                                                       2007      2.175          2.236         19,448,863
                                                       2006      2.031          2.175         23,285,509

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.501          1.000          3,456,678
                                                       2007      1.413          1.501          2,763,653
                                                       2006      1.276          1.413          1,979,896

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08).............................................  2008      1.936          1.200             22,833

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.154          0.661          3,936,973
                                                       2007      1.071          1.154          4,188,672
                                                       2006      0.998          1.071          4,045,842

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.179          0.777          9,639,789

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.118          1.161                 --
                                                       2006      1.050          1.118            143,329

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.119          1.103          7,512,059
                                                       2007      1.085          1.119          8,563,783
                                                       2006      1.046          1.085         10,319,724

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.186                 --
                                                       2005      1.075          1.122          2,995,331

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/05)......................................  2007      0.980          1.001                 --
                                                       2006      0.986          0.980            109,257
                                                       2005      1.000          0.986             19,599

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2008      1.355          1.401         10,784,531
                                                       2007      1.262          1.355          9,605,873
                                                       2006      1.231          1.262         10,313,946
                                                       2005      1.218          1.231         10,959,074

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.978          2.115                 --
                                                       2006      1.709          1.978          8,877,921
                                                       2005      1.617          1.709          9,127,513

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.153          1.229                 --
                                                       2005      1.074          1.153         23,814,110

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.027          1.095                 --
                                                       2005      1.036          1.027            304,578

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.383          2.605                 --
                                                       2005      2.147          2.383          3,951,037

  Travelers Equity Income Subaccount (10/96).........  2006      1.914          2.013                 --
                                                       2005      1.856          1.914         10,972,268

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.540          1.581                 --
                                                       2005      1.522          1.540          2,050,790

  Travelers Large Cap Subaccount (9/96)..............  2006      1.633          1.685                 --
                                                       2005      1.522          1.633         13,723,565

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.054          1.122                 --
                                                       2005      1.000          1.054             81,093

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.020          1.024                 --
                                                       2005      1.000          1.020              4,644

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.084                 --
                                                       2005      1.000          1.045            145,433

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.068          1.115                 --
                                                       2005      1.000          1.068            514,701

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.048                 --
                                                       2005      1.000          1.027              1,991

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.001          1.063                 --
                                                       2005      0.905          1.001          2,421,732

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.600          0.635                 --
                                                       2005      0.590          0.600         33,812,297

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.965          2.031                 --
                                                       2005      1.934          1.965         28,235,691

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                 --
                                                       2005      1.123          1.180            864,629

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.321          1.519                 --
                                                       2005      1.222          1.321         13,209,353

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.397          1.484                 --
                                                       2005      1.336          1.397            148,629

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.118                 --
                                                       2005      1.000          1.061              5,766

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.552          1.569                 --
                                                       2005      1.517          1.552          3,067,805

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.389          1.377                 --
                                                       2005      1.384          1.389          7,481,341

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.620          1.692                 --
                                                       2005      1.609          1.620         10,796,465

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (9/05)..................................  2006      1.008          1.162                 --
                                                       2005      1.000          1.008              8,832

  Travelers Style Focus Series: Small Cap Value
  Subaccount (9/05)..................................  2006      1.009          1.158                 --
                                                       2005      1.000          1.009                341

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.084          1.046                 --
                                                       2005      1.053          1.084         13,518,079

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2008      0.887          0.847                 --
                                                       2007      0.771          0.887          1,405,023
                                                       2006      0.761          0.771          1,289,357
                                                       2005      0.716          0.761          1,410,013

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.648          1.044          2,073,591
                                                       2007      1.709          1.648          2,363,002
                                                       2006      1.492          1.709          2,280,050
                                                       2005      1.452          1.492          2,172,690





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds -- Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.



Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.


Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

                         CONDENSED FINANCIAL INFORMATION

                  UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT

--------------------------------------------------------------------------------




                     UGVA -- SEPARATE ACCOUNT CHARGES 1.00%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.500          1.500                --
                                                       2005      1.485          1.500                --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2006      3.005          3.005                --
                                                       2005      3.005          3.005                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.118          1.171                --
                                                       2005      1.079          1.118         3,780,258

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.893          0.878                --
                                                       2005      0.785          0.893           131,366

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2008      1.695          1.034           511,218
                                                       2007      1.491          1.695           598,350
                                                       2006      1.250          1.491           467,232
                                                       2005      1.107          1.250           159,813

  American Funds Growth Subaccount (Class 2) (5/04)..  2008      1.521          0.844         1,338,665
                                                       2007      1.368          1.521         1,609,831
                                                       2006      1.253          1.368         1,290,110
                                                       2005      1.090          1.253           666,910

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2008      1.344          0.827           779,720
                                                       2007      1.292          1.344           768,037
                                                       2006      1.133          1.292           649,045
                                                       2005      1.081          1.133           295,088

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.427          2.406                --
                                                       2005      2.074          2.427         1,985,786

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.750          2.298                --
                                                       2005      1.649          1.750           225,503

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.330          1.276                --
                                                       2007      1.254          1.330           751,513
                                                       2006      1.088          1.254           744,997
                                                       2005      1.053          1.088           958,402

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.283          1.214                --
                                                       2007      1.457          1.283         1,262,574
                                                       2006      1.419          1.457         1,963,713
                                                       2005      1.354          1.419         2,186,979

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2008      1.793          1.018           625,998
                                                       2007      1.544          1.793           934,598
                                                       2006      1.400          1.544           819,336
                                                       2005      1.212          1.400           560,332

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      2.304          1.377           803,227
                                                       2007      2.017          2.304         1,217,029
                                                       2006      1.813          2.017         1,175,440
                                                       2005      1.551          1.813         1,006,536

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2008      1.212          0.690           169,325
                                                       2007      1.100          1.212           216,240
                                                       2006      1.022          1.100           215,995
                                                       2005      0.986          1.022           175,198

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.467          1.720                --
                                                       2005      1.341          1.467           113,813

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.657          1.712           305,432
                                                       2007      2.868          3.657           608,769
                                                       2006      2.261          2.868           474,440
                                                       2005      1.792          2.261           253,272

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.731          1.022           511,847
                                                       2007      1.515          1.731           688,281
                                                       2006      1.260          1.515           631,646
                                                       2005      1.155          1.260           374,098

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.846          0.906                --
                                                       2005      0.762          0.846           201,434

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2008      0.686          0.382         1,525,443
                                                       2007      0.569          0.686         2,005,754
                                                       2006      0.508          0.569         1,840,661
                                                       2005      0.458          0.508         2,229,221

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.569          1.770                --
                                                       2005      1.523          1.569            31,901

Legg Mason Partners Equity Trust
  LMPET Small Cap Value Subaccount (Class A) (5/01)..  2008      1.823          1.156           309,641
                                                       2007      1.890          1.823           471,714
                                                       2006      1.714          1.890           642,333
                                                       2005      1.624          1.714           619,292

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2008      1.857          1.415           379,513
                                                       2007      1.846          1.857           699,924
                                                       2006      1.809          1.846           911,728
                                                       2005      1.795          1.809           933,988

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2008      2.848          1.594           575,104
                                                       2007      2.815          2.848         1,088,861
                                                       2006      2.334          2.815         1,329,621
                                                       2005      2.180          2.334         1,276,579

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.123          1.177                --
                                                       2006      1.008          1.123           221,435
                                                       2005      0.981          1.008           166,525

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2008      1.050          1.050                --
                                                       2007      0.984          1.050                --
                                                       2006      0.926          0.984           923,766
                                                       2005      0.880          0.926           954,538

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2008      1.125          0.664         3,256,361
                                                       2007      1.120          1.125         7,141,988
                                                       2006      1.039          1.120         7,508,906
                                                       2005      0.940          1.039         8,477,137

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2008      1.596          1.117           978,725
                                                       2007      1.487          1.596         1,246,294
                                                       2006      1.308          1.487         1,223,509
                                                       2005      1.267          1.308         1,768,235

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.495          0.962           393,660
                                                       2007      1.482          1.495           667,625

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2008      1.327          0.821         2,121,513
                                                       2007      1.277          1.327         3,029,716
                                                       2006      1.121          1.277         3,854,937
                                                       2005      1.086          1.121         3,655,254

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2008      0.964          0.606           680,929
                                                       2007      1.012          0.964         1,502,896
                                                       2006      1.012          1.012                --
                                                       2005      1.012          1.012                --

  LMPVET Investors Subaccount (Class I) (10/98)......  2008      1.839          1.172           564,406
                                                       2007      1.788          1.839         1,277,401
                                                       2006      1.527          1.788         1,700,821
                                                       2005      1.448          1.527         1,787,678

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2008      1.785          1.108           687,996
                                                       2007      1.712          1.785           906,220
                                                       2006      1.653          1.712         1,139,679
                                                       2005      1.587          1.653         1,164,340

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.416          0.831           172,434
                                                       2007      1.369          1.416           351,395

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.314          0.973           266,050
                                                       2007      1.197          1.314           311,354
                                                       2006      1.122          1.197           470,376
                                                       2005      1.086          1.122           786,605

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.050          0.820            33,363
                                                       2007      1.047          1.050            28,314
                                                       2006      1.016          1.047           129,904
                                                       2005      1.002          1.016            15,979

  LMPVIT Diversified Strategic Income Subaccount
  (8/98).............................................  2008      1.383          1.183           179,833
                                                       2007      1.370          1.383           391,345
                                                       2006      1.313          1.370           411,154
                                                       2005      1.293          1.313           389,636

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2008      1.701          1.165           291,650
                                                       2007      1.719          1.701           455,015
                                                       2006      1.569          1.719           588,175
                                                       2005      1.527          1.569           500,840

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Money Market Subaccount (6/98)..............  2008      1.248          1.268         5,010,250
                                                       2007      1.202          1.248         8,132,833
                                                       2006      1.160          1.202         8,689,221
                                                       2005      1.140          1.160         7,578,346

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.302          1.392                --
                                                       2006      1.165          1.302           350,750
                                                       2005      1.122          1.165           302,859

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.299          2.416                --
                                                       2006      1.966          2.299           794,784
                                                       2005      1.908          1.966           868,168

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.443          1.488                --
                                                       2006      1.295          1.443           853,851
                                                       2005      1.266          1.295           945,608

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.316          1.371                --
                                                       2006      1.134          1.316           436,700
                                                       2005      1.109          1.134           143,621

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.385          1.530                --
                                                       2006      1.246          1.385           383,766
                                                       2005      1.163          1.246           281,105

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.678          2.586                --
                                                       2007      2.551          2.678           204,350
                                                       2006      2.668          2.551           260,791

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.397          1.050           160,421
                                                       2007      1.373          1.397           231,289
                                                       2006      1.298          1.373           205,886

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.159          1.218                --
                                                       2006      1.090          1.159           328,339

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.222          0.758           334,408
                                                       2007      1.208          1.222           370,420

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.033          0.598           440,411
                                                       2007      1.225          1.033           717,395
                                                       2006      1.003          1.225           719,674

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.706          1.001         1,116,496
                                                       2007      1.738          1.706         1,749,993
                                                       2006      1.571          1.738         2,094,764

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      3.199          1.841         1,484,845
                                                       2007      2.477          3.199         2,004,200
                                                       2006      2.406          2.477         2,433,872

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      2.581          1.639           151,960

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.226          0.991           103,057
                                                       2007      1.159          1.226           253,907
                                                       2006      1.102          1.159           155,273

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.109          0.699         1,842,942
                                                       2007      1.080          1.109         4,435,724
                                                       2006      1.001          1.080         4,283,424

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2008      1.380          0.837           335,603
                                                       2007      1.514          1.380           523,212

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.358          0.771         1,171,229
                                                       2007      1.226          1.358         2,271,601
                                                       2006      1.236          1.226         2,857,200

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.681          1.118            69,570
                                                       2007      1.617          1.681            61,072
                                                       2006      1.497          1.617            40,966

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.782          1.575           244,000
                                                       2007      1.688          1.782           335,244
                                                       2006      1.623          1.688           272,422

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2008      1.737          1.207           475,138
                                                       2007      1.809          1.737           724,701
                                                       2006      1.770          1.809            77,520

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.350          1.397                --
                                                       2006      1.307          1.350           713,666
                                                       2005      1.294          1.307         1,241,377

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.165          1.253                --
                                                       2006      0.930          1.165           832,495
                                                       2005      0.819          0.930           707,055

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.152          1.206                --
                                                       2006      1.034          1.152           528,397
                                                       2005      0.979          1.034           727,228

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.361          1.362                --
                                                       2006      1.209          1.361           508,789
                                                       2005      1.138          1.209           681,640

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      0.753          0.405         1,368,696
                                                       2007      0.632          0.753         1,863,025
                                                       2006      0.645          0.632         2,471,248

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.557          1.489           239,978
                                                       2007      1.479          1.557           425,915
                                                       2006      1.418          1.479           514,510

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.271          0.788           371,084

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.825          0.997         1,073,253
                                                       2007      1.774          1.825         2,033,697
                                                       2006      1.743          1.774         2,212,688

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      2.209          1.334           353,168
                                                       2007      2.143          2.209           557,102
                                                       2006      2.081          2.143           655,895

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.867          0.577           152,299

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.416          1.485           500,625
                                                       2007      1.395          1.416           691,127

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.087          0.641           371,116
                                                       2007      1.063          1.087           317,997
                                                       2006      1.000          1.063            32,682

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.093          0.927            88,688
                                                       2007      1.046          1.093            15,847
                                                       2006      1.000          1.046               488

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.091          0.847            59,122
                                                       2007      1.052          1.091            54,713
                                                       2006      1.000          1.052             7,316

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.092          0.771           271,634
                                                       2007      1.057          1.092           348,328
                                                       2006      1.000          1.057            11,290

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.092          0.701           512,237
                                                       2007      1.062          1.092           425,631
                                                       2006      1.000          1.062           194,585

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.220          0.760           465,886
                                                       2007      1.229          1.220           510,206

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      2.326          1.789           935,550
                                                       2007      2.255          2.326         1,533,786
                                                       2006      2.101          2.255         1,620,603

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.518          1.014           304,445
                                                       2007      1.425          1.518           442,986
                                                       2006      1.284          1.425           293,014

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      1.236          0.709           567,372
                                                       2007      1.265          1.236           816,643

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.353          0.891           416,054
                                                       2007      1.392          1.353           471,802

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.160          0.666           251,720
                                                       2007      1.073          1.160           429,893
                                                       2006      0.998          1.073           395,870

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.216          0.803           965,671

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.132          1.118           540,440
                                                       2007      1.094          1.132         1,032,466
                                                       2006      1.053          1.094         1,095,892

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.127          1.193                --
                                                       2005      1.077          1.127           107,951

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2008      1.382          1.434         1,213,383
                                                       2007      1.284          1.382         1,391,687
                                                       2006      1.249          1.284         1,534,689
                                                       2005      1.231          1.249         1,219,322

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.012          2.153                --
                                                       2006      1.733          2.012           531,966
                                                       2005      1.635          1.733           498,361

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.159          1.236                --
                                                       2005      1.076          1.159         2,507,428

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.032          1.102                --
                                                       2005      1.038          1.032            19,667

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.438          2.668                --
                                                       2005      2.190          2.438           753,909

  Travelers Equity Income Subaccount (10/96).........  2006      1.977          2.081                --
                                                       2005      1.911          1.977           744,764

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.263          1.298                --
                                                       2005      1.244          1.263           180,446

  Travelers Large Cap Subaccount (9/96)..............  2006      1.688          1.743                --
                                                       2005      1.568          1.688         1,031,674

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.025          1.090                --
                                                       2005      0.924          1.025           279,862

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.608          0.645                --
                                                       2005      0.596          0.608         2,726,395

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.032          2.101                --
                                                       2005      1.993          2.032         1,824,673

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.186          1.284                --
                                                       2005      1.125          1.186           103,300

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.365          1.571                --
                                                       2005      1.259          1.365         1,580,619

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.409          1.497                --
                                                       2005      1.342          1.409            29,224

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.604          1.623                --
                                                       2005      1.563          1.604           151,172

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.429          1.418                --
                                                       2005      1.420          1.429           470,850

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.675          1.751                --
                                                       2005      1.658          1.675           743,126

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.053                --
                                                       2005      1.055          1.090         1,242,315

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2008      0.905          0.865                --
                                                       2007      0.784          0.905           123,946
                                                       2006      0.771          0.784           120,652
                                                       2005      0.724          0.771           105,805

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.671          1.062           159,908
                                                       2007      1.728          1.671           282,145
                                                       2006      1.504          1.728           268,474
                                                       2005      1.459          1.504           123,915





                     UGVA -- SEPARATE ACCOUNT CHARGES 1.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.481          1.481                --
                                                       2005      1.467          1.481                --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2006      2.972          2.972                --
                                                       2005      2.972          2.972                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.116          1.168                --
                                                       2005      1.079          1.116         2,384,922

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.889          0.873                --
                                                       2005      0.782          0.889           114,706

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2008      1.689          1.029           631,737
                                                       2007      1.487          1.689           646,173
                                                       2006      1.248          1.487           463,310
                                                       2005      1.106          1.248           193,476

  American Funds Growth Subaccount (Class 2) (5/04)..  2008      1.516          0.840         1,307,187
                                                       2007      1.364          1.516         1,494,955
                                                       2006      1.251          1.364         1,405,120
                                                       2005      1.089          1.251           760,618

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2008      1.339          0.823           709,968
                                                       2007      1.289          1.339           698,999
                                                       2006      1.131          1.289           475,253
                                                       2005      1.080          1.131           269,969

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.395          2.374                --
                                                       2005      2.049          2.395         2,608,147

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.746          2.290                --
                                                       2005      1.647          1.746           140,767

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.317          1.262                --
                                                       2007      1.243          1.317           604,644
                                                       2006      1.079          1.243           669,267
                                                       2005      1.045          1.079           813,561

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.270          1.200                --
                                                       2007      1.443          1.270         1,227,508
                                                       2006      1.406          1.443         1,582,755
                                                       2005      1.344          1.406         2,067,013

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2008      1.782          1.010           513,138
                                                       2007      1.536          1.782           632,995
                                                       2006      1.393          1.536           506,418
                                                       2005      1.208          1.393           365,063

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      2.288          1.367           622,461
                                                       2007      2.006          2.288           958,105
                                                       2006      1.804          2.006         1,028,932
                                                       2005      1.546          1.804           822,976

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2008      1.204          0.685           134,780
                                                       2007      1.094          1.204           176,430
                                                       2006      1.018          1.094           134,961
                                                       2005      0.982          1.018           143,940

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.463          1.714                --
                                                       2005      1.338          1.463           127,295

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.640          1.702           291,433
                                                       2007      2.858          3.640           478,477
                                                       2006      2.255          2.858           399,870
                                                       2005      1.789          2.255           222,669

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.725          1.017           521,238
                                                       2007      1.511          1.725           663,119
                                                       2006      1.258          1.511           628,465
                                                       2005      1.154          1.258           356,966

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.841          0.901                --
                                                       2005      0.758          0.841           327,665

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2008      0.681          0.378           900,842
                                                       2007      0.566          0.681         1,723,293
                                                       2006      0.505          0.566         2,028,176
                                                       2005      0.455          0.505         1,733,168

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.564          1.763                --
                                                       2005      1.521          1.564            60,777

Legg Mason Partners Equity Trust
  LMPET Small Cap Value Subaccount (Class A) (5/01)..  2008      1.811          1.148           188,453
                                                       2007      1.879          1.811           327,506
                                                       2006      1.706          1.879           478,170
                                                       2005      1.618          1.706           434,125

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2008      1.829          1.393           297,612
                                                       2007      1.820          1.829           414,846
                                                       2006      1.786          1.820           521,451
                                                       2005      1.773          1.786           681,310

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2008      2.805          1.568           794,840
                                                       2007      2.776          2.805         1,081,415
                                                       2006      2.304          2.776         1,261,033
                                                       2005      2.154          2.304         1,336,077

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.117          1.170                --
                                                       2006      1.004          1.117           181,358
                                                       2005      0.977          1.004           100,725

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2008      1.043          1.043                --
                                                       2007      0.979          1.043                --
                                                       2006      0.922          0.979           980,369
                                                       2005      0.877          0.922         1,092,142

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2008      1.116          0.658         2,834,854
                                                       2007      1.112          1.116         4,340,022
                                                       2006      1.033          1.112         4,509,444
                                                       2005      0.936          1.033         5,498,618

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2008      1.580          1.104           602,265
                                                       2007      1.473          1.580           991,573
                                                       2006      1.297          1.473           875,665
                                                       2005      1.258          1.297           820,628

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.480          0.951           402,565
                                                       2007      1.468          1.480           546,506

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2008      1.322          0.817         1,207,001
                                                       2007      1.274          1.322         2,006,844
                                                       2006      1.119          1.274         2,445,805
                                                       2005      1.085          1.119         3,095,123

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2008      0.961          0.603           806,154
                                                       2007      1.009          0.961         1,058,315
                                                       2006      1.009          1.009                --
                                                       2005      1.009          1.009                --

  LMPVET Investors Subaccount (Class I) (10/98)......  2008      1.821          1.160           433,864
                                                       2007      1.772          1.821           671,756
                                                       2006      1.515          1.772           864,371
                                                       2005      1.438          1.515         1,327,780

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2008      1.767          1.096           276,818
                                                       2007      1.697          1.767           593,946
                                                       2006      1.640          1.697           856,725
                                                       2005      1.576          1.640         1,432,693

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.406          0.825           160,161
                                                       2007      1.361          1.406           279,169

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.309          0.968           103,062
                                                       2007      1.194          1.309           144,692
                                                       2006      1.121          1.194           158,326
                                                       2005      1.085          1.121           198,485

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.046          0.815            94,084
                                                       2007      1.043          1.046           148,967
                                                       2006      1.013          1.043           134,351
                                                       2005      1.001          1.013            36,771

  LMPVIT Diversified Strategic Income Subaccount
  (8/98).............................................  2008      1.369          1.170           165,329
                                                       2007      1.357          1.369           128,012
                                                       2006      1.302          1.357           271,655
                                                       2005      1.284          1.302           438,551

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2008      1.683          1.151           146,594
                                                       2007      1.703          1.683           182,855
                                                       2006      1.556          1.703           323,110
                                                       2005      1.515          1.556           326,974

  LMPVIT Money Market Subaccount (6/98)..............  2008      1.235          1.254         5,194,208
                                                       2007      1.190          1.235         5,333,066
                                                       2006      1.150          1.190         6,294,165
                                                       2005      1.131          1.150         7,627,058

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.295          1.384                --
                                                       2006      1.159          1.295           254,313
                                                       2005      1.117          1.159           279,994

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.278          2.394                --
                                                       2006      1.950          2.278           523,007
                                                       2005      1.895          1.950           639,376

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.431          1.474                --
                                                       2006      1.285          1.431           823,560
                                                       2005      1.257          1.285           847,170

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.313          1.367                --
                                                       2006      1.132          1.313           473,811
                                                       2005      1.108          1.132           219,236

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.381          1.525                --
                                                       2006      1.244          1.381           319,234
                                                       2005      1.163          1.244           338,128

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.651          2.560                --
                                                       2007      2.528          2.651           169,852
                                                       2006      2.646          2.528           402,426

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.385          1.039           145,561
                                                       2007      1.363          1.385           217,664
                                                       2006      1.288          1.363           167,065

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.148          1.206                --
                                                       2006      1.080          1.148           315,570

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.209          0.750           218,261
                                                       2007      1.196          1.209           199,001

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.032          0.596           298,975
                                                       2007      1.224          1.032           393,741
                                                       2006      1.003          1.224           490,036

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.681          0.985           634,402
                                                       2007      1.714          1.681           905,553
                                                       2006      1.550          1.714         1,007,096

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      3.151          1.812         1,090,442
                                                       2007      2.442          3.151         1,765,259
                                                       2006      2.374          2.442         1,749,372

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      2.555          1.621           102,260

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.222          0.986            68,252
                                                       2007      1.156          1.222           138,765
                                                       2006      1.100          1.156           130,494

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.107          0.697         2,366,285
                                                       2007      1.079          1.107         3,417,454
                                                       2006      1.001          1.079         2,947,792

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2008      1.375          0.833           210,207
                                                       2007      1.509          1.375           372,449

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.353          0.768         1,729,418
                                                       2007      1.223          1.353         2,251,590
                                                       2006      1.234          1.223         2,408,970

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.673          1.111            25,369
                                                       2007      1.611          1.673            45,112
                                                       2006      1.493          1.611            27,448

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.756          1.550           139,377
                                                       2007      1.665          1.756           188,762
                                                       2006      1.602          1.665           143,773

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2008      1.728          1.200           431,957
                                                       2007      1.802          1.728           635,674
                                                       2006      1.763          1.802            79,824

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.342          1.387                --
                                                       2006      1.300          1.342         1,081,464
                                                       2005      1.288          1.300         1,168,856

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.158          1.244                --
                                                       2006      0.925          1.158           994,281
                                                       2005      0.816          0.925           768,557

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.146          1.199                --
                                                       2006      1.029          1.146           742,101
                                                       2005      0.976          1.029           741,048

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.352          1.353                --
                                                       2006      1.203          1.352           519,324
                                                       2005      1.134          1.203           605,340

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      0.749          0.402         1,190,454
                                                       2007      0.629          0.749         1,465,302
                                                       2006      0.642          0.629         1,407,324

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.537          1.468           339,485
                                                       2007      1.462          1.537           393,280
                                                       2006      1.403          1.462           360,607

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.257          0.779           396,190

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.798          0.981           961,028
                                                       2007      1.749          1.798         1,358,590
                                                       2006      1.720          1.749         1,509,739

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      2.176          1.313           325,210
                                                       2007      2.114          2.176           397,052
                                                       2006      2.054          2.114           529,907

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.861          0.572           100,833

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.405          1.473           566,563
                                                       2007      1.385          1.405           693,092

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.085          0.639           399,636
                                                       2007      1.062          1.085           373,615
                                                       2006      1.000          1.062             7,941

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.091          0.924           154,771
                                                       2007      1.045          1.091           135,437
                                                       2006      1.000          1.045                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.089          0.845            98,816
                                                       2007      1.051          1.089            11,178
                                                       2006      1.000          1.051            15,608

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.090          0.769           213,233
                                                       2007      1.056          1.090            87,968
                                                       2006      1.000          1.056            19,600

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.090          0.699           323,257
                                                       2007      1.061          1.090           172,480
                                                       2006      1.000          1.061            44,768

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.212          0.754           520,320
                                                       2007      1.222          1.212           548,504

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      2.291          1.760         1,084,489
                                                       2007      2.223          2.291         1,153,088
                                                       2006      2.073          2.223         1,110,138

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.512          1.009           293,981
                                                       2007      1.421          1.512           420,480
                                                       2006      1.281          1.421           326,696

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      1.226          0.703           455,039
                                                       2007      1.256          1.226           615,319

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.343          0.883           346,561
                                                       2007      1.382          1.343           480,228

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.158          0.664           303,614
                                                       2007      1.072          1.158           339,239
                                                       2006      0.998          1.072           354,808

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.203          0.793           951,760

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.128          1.113           363,007
                                                       2007      1.091          1.128           402,068
                                                       2006      1.051          1.091           433,175

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.125          1.191                --
                                                       2005      1.076          1.125           630,957

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2008      1.373          1.423           788,626
                                                       2007      1.276          1.373           661,526
                                                       2006      1.243          1.276         1,498,073
                                                       2005      1.227          1.243         1,705,402

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.001          2.140                --
                                                       2006      1.725          2.001           420,402
                                                       2005      1.629          1.725           356,437

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.157          1.234                --
                                                       2005      1.075          1.157         2,968,643

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.030          1.100                --
                                                       2005      1.038          1.030             4,083

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.418          2.646                --
                                                       2005      2.175          2.418           293,800

  Travelers Equity Income Subaccount (10/96).........  2006      1.952          2.054                --
                                                       2005      1.889          1.952           432,862

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.254          1.288                --
                                                       2005      1.237          1.254           182,877

  Travelers Large Cap Subaccount (9/96)..............  2006      1.666          1.720                --
                                                       2005      1.550          1.666         1,590,378

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.016          1.080                --
                                                       2005      0.917          1.016           201,752

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.606          0.642                --
                                                       2005      0.594          0.606         2,249,747

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.005          2.073                --
                                                       2005      1.969          2.005         1,678,168

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.184          1.281                --
                                                       2005      1.124          1.184            61,968

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.347          1.550                --
                                                       2005      1.244          1.347         1,473,661

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.405          1.493                --
                                                       2005      1.340          1.405             1,689

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.583          1.602                --
                                                       2005      1.544          1.583            63,143

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.413          1.403                --
                                                       2005      1.406          1.413           634,782

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.653          1.727                --
                                                       2005      1.638          1.653         1,034,040

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.088          1.051                --
                                                       2005      1.054          1.088           675,839

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2008      0.899          0.859                --
                                                       2007      0.780          0.899           160,067
                                                       2006      0.768          0.780            86,254
                                                       2005      0.721          0.768           153,746

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.663          1.056           115,238
                                                       2007      1.722          1.663           108,259
                                                       2006      1.500          1.722           201,920
                                                       2005      1.457          1.500           168,513





                     UGVA -- SEPARATE ACCOUNT CHARGES 1.20%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.472          1.472                 --
                                                       2005      1.459          1.472                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2006      2.956          2.956                 --
                                                       2005      2.956          2.956                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.114          1.166                 --
                                                       2005      1.078          1.114          8,419,713

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.885          0.868                 --
                                                       2005      0.779          0.885            280,013

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2008      1.683          1.024          1,701,497
                                                       2007      1.483          1.683          1,788,604
                                                       2006      1.246          1.483            867,958
                                                       2005      1.106          1.246            495,772

  American Funds Growth Subaccount (Class 2) (5/04)..  2008      1.510          0.836          3,729,582
                                                       2007      1.361          1.510          4,736,887
                                                       2006      1.249          1.361          2,718,878
                                                       2005      1.088          1.249          2,335,414

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2008      1.334          0.819          1,698,847
                                                       2007      1.285          1.334          2,382,237
                                                       2006      1.129          1.285          1,174,760
                                                       2005      1.080          1.129            848,868

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.379          2.357                 --
                                                       2005      2.037          2.379          7,188,629

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.741          2.282                 --
                                                       2005      1.644          1.741            563,321

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.305          1.250                 --
                                                       2007      1.233          1.305          2,194,071
                                                       2006      1.071          1.233          2,449,391
                                                       2005      1.039          1.071          3,623,348

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.259          1.190                 --
                                                       2007      1.432          1.259          3,785,017
                                                       2006      1.397          1.432          4,848,204
                                                       2005      1.336          1.397          6,052,230

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2008      1.770          1.002          2,305,152
                                                       2007      1.527          1.770          2,871,134
                                                       2006      1.387          1.527          2,160,030
                                                       2005      1.203          1.387          1,744,856

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      2.273          1.356          2,299,624
                                                       2007      1.995          2.273          3,396,263
                                                       2006      1.796          1.995          2,717,256
                                                       2005      1.540          1.796          3,005,479

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2008      1.196          0.679            591,430
                                                       2007      1.088          1.196            728,317
                                                       2006      1.013          1.088            659,806
                                                       2005      0.978          1.013            796,382

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.460          1.707                 --
                                                       2005      1.336          1.460            295,550

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.623          1.693            992,574
                                                       2007      2.847          3.623          1,495,640
                                                       2006      2.249          2.847            879,961
                                                       2005      1.787          2.249            650,950

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.719          1.012          1,614,440
                                                       2007      1.507          1.719          2,065,246
                                                       2006      1.256          1.507          1,393,677
                                                       2005      1.153          1.256          1,280,071

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.836          0.896                 --
                                                       2005      0.755          0.836            536,216

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2008      0.676          0.375          2,701,046
                                                       2007      0.562          0.676          3,769,349
                                                       2006      0.502          0.562          3,117,374
                                                       2005      0.453          0.502          4,621,566

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.560          1.757                 --
                                                       2005      1.518          1.560            225,118

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Equity Trust
  LMPET Small Cap Value Subaccount (Class A) (5/01)..  2008      1.799          1.139            831,829
                                                       2007      1.869          1.799          1,237,679
                                                       2006      1.698          1.869          1,431,951
                                                       2005      1.612          1.698          1,517,390

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2008      1.813          1.379          1,111,634
                                                       2007      1.806          1.813          1,724,627
                                                       2006      1.773          1.806          2,189,826
                                                       2005      1.763          1.773          2,887,081

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2008      2.781          1.553          2,166,454
                                                       2007      2.754          2.781          3,240,480
                                                       2006      2.288          2.754          4,265,798
                                                       2005      2.141          2.288          5,056,111

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.110          1.163                 --
                                                       2006      0.999          1.110            166,387
                                                       2005      0.974          0.999            240,286

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2008      1.037          1.037                 --
                                                       2007      0.973          1.037                 --
                                                       2006      0.917          0.973          2,175,821
                                                       2005      0.873          0.917          3,037,270

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2008      1.108          0.652         10,579,021
                                                       2007      1.105          1.108         16,511,250
                                                       2006      1.028          1.105         18,122,589
                                                       2005      0.932          1.028         19,883,127

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2008      1.566          1.094          2,765,918
                                                       2007      1.462          1.566          3,702,559
                                                       2006      1.288          1.462          3,840,699
                                                       2005      1.250          1.288          4,989,250

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.467          0.942          1,056,578
                                                       2007      1.456          1.467          1,989,956

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2008      1.317          0.814          3,252,962
                                                       2007      1.271          1.317          5,341,167
                                                       2006      1.117          1.271          4,940,212
                                                       2005      1.085          1.117          8,117,520

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2008      0.957          0.600          2,580,673
                                                       2007      1.005          0.957          3,340,881
                                                       2006      1.005          1.005                 --
                                                       2005      1.005          1.005                 --

  LMPVET Investors Subaccount (Class I) (10/98)......  2008      1.805          1.148          1,391,111
                                                       2007      1.759          1.805          2,673,586
                                                       2006      1.505          1.759          3,480,461
                                                       2005      1.430          1.505          4,900,506

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2008      1.752          1.085          1,245,864
                                                       2007      1.684          1.752          2,161,211
                                                       2006      1.629          1.684          2,313,422
                                                       2005      1.567          1.629          3,006,425

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.397          0.818            595,684
                                                       2007      1.352          1.397            813,333

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.304          0.964            657,760
                                                       2007      1.190          1.304          1,040,849
                                                       2006      1.119          1.190            941,282
                                                       2005      1.085          1.119            951,069

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.041          0.811            328,180
                                                       2007      1.040          1.041            216,147
                                                       2006      1.011          1.040            194,793
                                                       2005      0.999          1.011            133,365

  LMPVIT Diversified Strategic Income Subaccount
  (8/98).............................................  2008      1.357          1.158            334,030
                                                       2007      1.347          1.357            595,911
                                                       2006      1.293          1.347            390,972
                                                       2005      1.276          1.293            770,196

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2008      1.668          1.140            619,008
                                                       2007      1.689          1.668            879,643
                                                       2006      1.545          1.689          1,115,249
                                                       2005      1.506          1.545          1,378,708

  LMPVIT Money Market Subaccount (6/98)..............  2008      1.224          1.241         16,985,237
                                                       2007      1.181          1.224         18,903,790
                                                       2006      1.143          1.181         19,398,431
                                                       2005      1.125          1.143         22,223,914

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.287          1.376                 --
                                                       2006      1.154          1.287            720,717
                                                       2005      1.113          1.154            755,078

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.260          2.374                 --
                                                       2006      1.937          2.260          1,730,108
                                                       2005      1.884          1.937          1,952,120

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.419          1.462                 --
                                                       2006      1.276          1.419          2,112,501
                                                       2005      1.250          1.276          2,583,391

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.309          1.363                 --
                                                       2006      1.130          1.309          1,283,422
                                                       2005      1.108          1.130            936,476

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.378          1.520                 --
                                                       2006      1.242          1.378            842,446
                                                       2005      1.162          1.242          1,068,892

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.628          2.536                 --
                                                       2007      2.508          2.628            630,126
                                                       2006      2.627          2.508            635,313

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.373          1.029            526,284
                                                       2007      1.352          1.373            725,156
                                                       2006      1.279          1.352            479,739

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.196                 --
                                                       2006      1.073          1.139            583,463

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.198          0.742            491,059
                                                       2007      1.186          1.198            621,422

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.030          0.595            996,672
                                                       2007      1.223          1.030          1,194,039
                                                       2006      1.003          1.223          1,366,730

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.666          0.976          2,147,433
                                                       2007      1.700          1.666          3,383,241
                                                       2006      1.539          1.700          3,707,912

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      3.123          1.794          3,474,381
                                                       2007      2.423          3.123          4,387,779
                                                       2006      2.357          2.423          4,882,564

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      2.531          1.605            441,896

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.217          0.982            393,134
                                                       2007      1.153          1.217            753,584
                                                       2006      1.097          1.153            587,624

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.105          0.695          5,771,799
                                                       2007      1.079          1.105          8,236,382
                                                       2006      1.001          1.079          8,652,586

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2008      1.370          0.829            785,878
                                                       2007      1.505          1.370          1,258,998

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.349          0.764          2,502,205
                                                       2007      1.220          1.349          4,231,792
                                                       2006      1.231          1.220          5,869,215

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.665          1.105             59,627
                                                       2007      1.605          1.665             45,109
                                                       2006      1.489          1.605             56,873

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.740          1.535            571,953
                                                       2007      1.652          1.740            609,762
                                                       2006      1.590          1.652            404,899

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2008      1.720          1.193          1,304,727
                                                       2007      1.796          1.720          1,772,826
                                                       2006      1.757          1.796            292,039

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.333          1.377                 --
                                                       2006      1.294          1.333          2,532,392
                                                       2005      1.283          1.294          2,132,297

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.150          1.235                 --
                                                       2006      0.920          1.150          2,124,768
                                                       2005      0.812          0.920          1,967,663

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.140          1.191                 --
                                                       2006      1.025          1.140          2,033,614
                                                       2005      0.972          1.025          1,662,132

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.344          1.343                 --
                                                       2006      1.196          1.344          2,176,793
                                                       2005      1.129          1.196          2,194,715

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      0.744          0.399          3,203,312
                                                       2007      0.625          0.744          5,081,907
                                                       2006      0.639          0.625          5,004,583

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.523          1.454            682,743
                                                       2007      1.451          1.523          1,129,630
                                                       2006      1.393          1.451          1,486,616

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.246          0.771          1,316,898

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.782          0.972          2,015,573
                                                       2007      1.735          1.782          2,922,807
                                                       2006      1.707          1.735          3,628,587

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      2.157          1.300            820,553
                                                       2007      2.098          2.157          1,369,995
                                                       2006      2.039          2.098          1,594,139

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.855          0.568            382,441

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.395          1.461          1,292,994
                                                       2007      1.376          1.395          1,601,633

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.083          0.637            825,841
                                                       2007      1.061          1.083            305,981
                                                       2006      1.000          1.061             40,037

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.089          0.922            447,082
                                                       2007      1.044          1.089            197,618
                                                       2006      1.000          1.044                509

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.087          0.842            365,673
                                                       2007      1.050          1.087            223,737
                                                       2006      1.000          1.050              1,220

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.088          0.767          1,112,599
                                                       2007      1.055          1.088            735,496
                                                       2006      1.000          1.055             24,806

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.088          0.698          1,433,738
                                                       2007      1.060          1.088            686,969
                                                       2006      1.000          1.060            149,555

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.205          0.749            999,544
                                                       2007      1.214          1.205          1,374,390

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      2.271          1.743          2,895,676
                                                       2007      2.206          2.271          4,884,518
                                                       2006      2.058          2.206          4,985,934

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.507          1.005            883,603
                                                       2007      1.417          1.507          1,087,140
                                                       2006      1.279          1.417            682,895

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      1.217          0.697          1,210,744
                                                       2007      1.247          1.217          1,805,765

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.333          0.876          1,617,701
                                                       2007      1.372          1.333          2,346,680

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.156          0.662            687,710
                                                       2007      1.072          1.156            918,916
                                                       2006      0.998          1.072            731,465

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.192          0.786          2,443,934

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.124          1.108          1,205,522
                                                       2007      1.088          1.124          1,691,731
                                                       2006      1.049          1.088          1,962,375

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.123          1.189                 --
                                                       2005      1.075          1.123          1,017,937

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2008      1.364          1.412          3,413,204
                                                       2007      1.269          1.364          3,413,379
                                                       2006      1.237          1.269          2,913,815
                                                       2005      1.222          1.237          3,700,080

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.989          2.127                 --
                                                       2006      1.717          1.989          1,162,094
                                                       2005      1.623          1.717          1,257,929

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.155          1.231                 --
                                                       2005      1.075          1.155          8,956,855

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.028          1.097                 --
                                                       2005      1.037          1.028            130,864

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.402          2.627                 --
                                                       2005      2.162          2.402            992,780

  Travelers Equity Income Subaccount (10/96).........  2006      1.938          2.039                 --
                                                       2005      1.878          1.938          2,002,181

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.246          1.279                 --
                                                       2005      1.230          1.246            954,262

  Travelers Large Cap Subaccount (9/96)..............  2006      1.655          1.707                 --
                                                       2005      1.541          1.655          2,976,270

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.009          1.073                 --
                                                       2005      0.911          1.009            706,664

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.603          0.639                 --
                                                       2005      0.592          0.603          6,955,206

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.991          2.058                 --
                                                       2005      1.958          1.991          6,335,268

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.182          1.279                 --
                                                       2005      1.124          1.182            352,618

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.338          1.539                 --
                                                       2005      1.236          1.338          3,900,613

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.401          1.489                 --
                                                       2005      1.338          1.401             63,532

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.572          1.590                 --
                                                       2005      1.535          1.572            333,790

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.404          1.393                 --
                                                       2005      1.398          1.404          1,800,862

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.642          1.715                 --
                                                       2005      1.628          1.642          2,148,959

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.086          1.049                 --
                                                       2005      1.054          1.086          2,874,712

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2008      0.893          0.853                 --
                                                       2007      0.775          0.893            393,619
                                                       2006      0.764          0.775            350,483
                                                       2005      0.719          0.764            249,686

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.655          1.050            605,115
                                                       2007      1.715          1.655            759,279
                                                       2006      1.496          1.715            634,957
                                                       2005      1.454          1.496            413,091





                     UGVA -- SEPARATE ACCOUNT CHARGES 1.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.454          1.454                 --
                                                       2005      1.441          1.454                 --

  Smith Barney Aggressive Growth Subaccount Inc.
  (Class A) (10/96)..................................  2008      2.923          2.923                 --
                                                       2006      2.923          2.923                 --
                                                       2005      2.923          2.923                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.112          1.164                 --
                                                       2005      1.077          1.112         36,883,407

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.880          0.864                 --
                                                       2005      0.777          0.880          1,525,982

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2008      1.677          1.020          7,223,731
                                                       2007      1.479          1.677          6,649,362
                                                       2006      1.244          1.479          4,587,546
                                                       2005      1.105          1.244          3,061,076

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2008      1.505          0.832         13,051,970
                                                       2007      1.357          1.505         13,601,883
                                                       2006      1.247          1.357         10,628,006
                                                       2005      1.087          1.247          6,122,667

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2008      1.329          0.815          7,772,558
                                                       2007      1.282          1.329          8,105,106
                                                       2006      1.127          1.282          7,235,979
                                                       2005      1.079          1.127          7,466,608

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.348          2.325                 --
                                                       2005      2.012          2.348         38,316,442

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.736          2.273                 --
                                                       2005      1.641          1.736          4,078,473

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.291          1.237                 31
                                                       2007      1.221          1.291          9,406,157
                                                       2006      1.062          1.221         12,186,134
                                                       2005      1.031          1.062         15,118,185

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.245          1.177                 --
                                                       2007      1.419          1.245         11,758,919
                                                       2006      1.385          1.419         15,844,520
                                                       2005      1.326          1.385         19,865,885

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2008      1.758          0.995          9,902,998
                                                       2007      1.519          1.758         11,065,817
                                                       2006      1.381          1.519         10,457,630
                                                       2005      1.199          1.381          7,904,103

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      2.258          1.346          9,951,621
                                                       2007      1.983          2.258         12,076,657
                                                       2006      1.788          1.983         13,786,295
                                                       2005      1.534          1.788         12,661,665

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2008      1.188          0.674          2,275,901
                                                       2007      1.082          1.188          2,833,281
                                                       2006      1.008          1.082          2,599,845
                                                       2005      0.975          1.008          2,633,975

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.456          1.701                 --
                                                       2005      1.334          1.456          1,527,395

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2008      3.606          1.683          3,437,310
                                                       2007      2.837          3.606          4,728,324
                                                       2006      2.244          2.837          4,154,839
                                                       2005      1.784          2.244          3,342,105

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.712          1.008          5,208,729
                                                       2007      1.503          1.712          5,436,208
                                                       2006      1.253          1.503          5,273,068
                                                       2005      1.153          1.253          3,915,005

Janus Aspen Series
  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.832          0.890                 --
                                                       2005      0.751          0.832          2,980,527

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2008      0.671          0.372         16,060,416
                                                       2007      0.558          0.671         17,888,407
                                                       2006      0.499          0.558         18,458,976
                                                       2005      0.451          0.499         21,940,688

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.556          1.751                 --
                                                       2005      1.516          1.556          1,138,203

Legg Mason Partners Equity Trust
  LMPET Small Cap Value Subaccount (Class A) (5/01)..  2008      1.787          1.130          1,502,662
                                                       2007      1.858          1.787          1,588,592
                                                       2006      1.690          1.858          2,152,662
                                                       2005      1.606          1.690          2,379,898

Legg Mason Partners Income Trust
  LMPIT Investment Grade Bond Subaccount (Class A)
  (9/96).............................................  2008      1.786          1.357          5,402,814
                                                       2007      1.781          1.786          6,142,790
                                                       2006      1.750          1.781          6,517,632
                                                       2005      1.742          1.750          8,590,975

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2008      2.739          1.528         14,110,046
                                                       2007      2.715          2.739         18,139,480
                                                       2006      2.258          2.715         21,753,783
                                                       2005      2.115          2.258         24,634,141

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.104          1.156                 --
                                                       2006      0.994          1.104            553,921
                                                       2005      0.970          0.994            491,009

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2008      1.031          1.031                 --
                                                       2007      0.968          1.031                 --
                                                       2006      0.913          0.968          7,848,059
                                                       2005      0.870          0.913          9,943,374

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2008      1.099          0.647         31,284,102
                                                       2007      1.097          1.099         40,211,644
                                                       2006      1.022          1.097         45,313,401
                                                       2005      0.927          1.022         56,480,312

  LMPVET Appreciation Subaccount (Class I) (8/98)....  2008      1.550          1.081         10,790,656
                                                       2007      1.448          1.550         12,360,673
                                                       2006      1.278          1.448         15,988,942
                                                       2005      1.241          1.278         18,272,296

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.452          0.932          4,591,099
                                                       2007      1.443          1.452          6,028,733

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2008      1.312          0.810          8,979,331
                                                       2007      1.267          1.312         11,416,023
                                                       2006      1.115          1.267         16,157,797
                                                       2005      1.084          1.115         18,631,913

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2008      0.953          0.597          8,042,453
                                                       2007      1.002          0.953         10,360,867
                                                       2006      1.002          1.002                 --
                                                       2005      1.002          1.002                 --

  LMPVET Investors Subaccount (Class I) (10/98)......  2008      1.788          1.136          6,626,008
                                                       2007      1.743          1.788          8,541,695
                                                       2006      1.493          1.743         10,862,446
                                                       2005      1.420          1.493         12,985,232

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/98)............................................  2008      1.735          1.074          3,549,913
                                                       2007      1.669          1.735          4,551,549
                                                       2006      1.616          1.669          6,380,597
                                                       2005      1.556          1.616          7,794,578

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2008      1.388          0.812          1,990,008
                                                       2007      1.344          1.388          2,018,369

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (5/04)..........  2008      1.300          0.959          2,055,437
                                                       2007      1.187          1.300          2,122,971
                                                       2006      1.117          1.187          3,360,765
                                                       2005      1.084          1.117          4,049,355

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.037          0.807            324,976
                                                       2007      1.036          1.037            512,534
                                                       2006      1.009          1.036            286,123
                                                       2005      0.998          1.009            217,008

  LMPVIT Diversified Strategic Income Subaccount
  (8/98).............................................  2008      1.343          1.145          1,125,649
                                                       2007      1.334          1.343          1,446,791
                                                       2006      1.283          1.334          1,789,324
                                                       2005      1.267          1.283          2,087,820

  LMPVIT Global High Yield Bond Subaccount (Class I)
  (7/98).............................................  2008      1.651          1.127          2,549,809
                                                       2007      1.673          1.651          3,462,978
                                                       2006      1.532          1.673          4,250,443
                                                       2005      1.495          1.532          4,744,978

  LMPVIT Money Market Subaccount (6/98)..............  2008      1.212          1.227         55,466,313
                                                       2007      1.170          1.212         51,040,688
                                                       2006      1.133          1.170         56,106,472
                                                       2005      1.116          1.133         57,921,096

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.280          1.367                 --
                                                       2006      1.149          1.280          2,258,192
                                                       2005      1.109          1.149          2,324,426

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.240          2.352                  0
                                                       2006      1.921          2.240          5,849,786
                                                       2005      1.871          1.921          6,618,937

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.407          1.449                 --
                                                       2006      1.266          1.407          7,758,290
                                                       2005      1.241          1.266         10,113,092

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.306          1.359                 --
                                                       2006      1.128          1.306          5,577,051
                                                       2005      1.107          1.128          5,215,295

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.374          1.516                 --
                                                       2006      1.240          1.374          2,911,819
                                                       2005      1.161          1.240          2,999,591

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.602          2.510                 --
                                                       2007      2.485          2.602          3,052,454
                                                       2006      2.605          2.485          3,299,642

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.694          1.269          1,631,276
                                                       2007      1.670          1.694          1,838,373
                                                       2006      1.581          1.670          2,151,530

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.128          1.184                 --
                                                       2006      1.063          1.128          1,990,654

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.186          0.734          2,289,294
                                                       2007      1.174          1.186          2,235,249

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.028          0.593          6,234,647
                                                       2007      1.223          1.028          7,079,652
                                                       2006      1.003          1.223          8,899,276

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.641          0.960          8,963,488
                                                       2007      1.677          1.641         11,259,951
                                                       2006      1.519          1.677         12,752,604

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      3.076          1.765         19,448,828
                                                       2007      2.389          3.076         22,842,603
                                                       2006      2.325          2.389         28,718,428

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      2.505          1.587          2,394,589

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.213          0.977          1,591,966
                                                       2007      1.150          1.213          1,698,046
                                                       2006      1.095          1.150            960,420

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.104          0.694         29,123,216
                                                       2007      1.078          1.104         36,350,314
                                                       2006      1.001          1.078         40,266,815

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2008      1.365          0.825          2,542,493
                                                       2007      1.500          1.365          2,902,980

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.344          0.761         11,542,998
                                                       2007      1.216          1.344         14,814,033
                                                       2006      1.229          1.216         18,754,656

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.657          1.099            354,503
                                                       2007      1.599          1.657            324,106
                                                       2006      1.484          1.599            377,143

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.714          1.510          3,288,656
                                                       2007      1.629          1.714          3,300,196
                                                       2006      1.569          1.629          3,363,666

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2008      1.712          1.186          7,570,132
                                                       2007      1.789          1.712          9,093,181
                                                       2006      1.751          1.789          1,727,327

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.325          1.367                 --
                                                       2006      1.287          1.325          3,405,566
                                                       2005      1.277          1.287          3,882,252

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.143          1.226                 --
                                                       2006      0.915          1.143          3,264,356
                                                       2005      0.809          0.915          2,592,729

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.134          1.184                 --
                                                       2006      1.020          1.134          2,650,426
                                                       2005      0.969          1.020          2,796,737

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.335          1.333                 --
                                                       2006      1.190          1.335          3,230,006
                                                       2005      1.124          1.190          3,793,677

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      0.739          0.396         17,292,919
                                                       2007      0.622          0.739         21,314,773
                                                       2006      0.635          0.622         26,974,032

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.504          1.434          4,637,374
                                                       2007      1.434          1.504          5,058,358
                                                       2006      1.377          1.434          5,969,967

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.232          0.762          7,242,930

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.756          0.956         12,999,765
                                                       2007      1.711          1.756         15,292,046
                                                       2006      1.685          1.711         19,928,589

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      2.126          1.280          5,877,625
                                                       2007      2.069          2.126          6,602,563
                                                       2006      2.013          2.069          8,131,076

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.849          0.564          1,204,437

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.385          1.449          2,900,857
                                                       2007      1.366          1.385          3,253,311

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.081          0.636          5,537,308
                                                       2007      1.061          1.081          4,221,614
                                                       2006      1.000          1.061          1,958,944

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2008      1.088          0.919          2,133,622
                                                       2007      1.044          1.088          1,162,306
                                                       2006      1.000          1.044            383,115

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2008      1.086          0.840          2,776,858
                                                       2007      1.049          1.086          2,291,363
                                                       2006      1.000          1.049            883,128

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2008      1.086          0.765         15,069,930
                                                       2007      1.055          1.086         11,330,342
                                                       2006      1.000          1.055          3,589,386

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2008      1.086          0.696         11,733,669
                                                       2007      1.060          1.086          9,455,372
                                                       2006      1.000          1.060          5,640,976

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.197          0.743          2,598,146
                                                       2007      1.206          1.197          2,959,712

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      2.236          1.715         14,963,634
                                                       2007      2.175          2.236         19,448,863
                                                       2006      2.031          2.175         23,285,509

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.501          1.000          3,456,678
                                                       2007      1.413          1.501          2,763,653
                                                       2006      1.276          1.413          1,979,896

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      1.208          0.691          2,942,702
                                                       2007      1.238          1.208          3,338,573

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.324          0.869          2,747,838
                                                       2007      1.362          1.324          2,959,038

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2008      1.154          0.661          3,936,973
                                                       2007      1.071          1.154          4,188,672
                                                       2006      0.998          1.071          4,045,842

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.179          0.777          9,639,789

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.119          1.103          7,512,059
                                                       2007      1.085          1.119          8,563,783
                                                       2006      1.046          1.085         10,319,724

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.186                 --
                                                       2005      1.075          1.122          2,995,331

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2008      1.355          1.401         10,784,531
                                                       2007      1.262          1.355          9,605,873
                                                       2006      1.231          1.262         10,313,946
                                                       2005      1.218          1.231         10,959,074

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.978          2.115                 --
                                                       2006      1.709          1.978          8,877,921
                                                       2005      1.617          1.709          9,127,513

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.153          1.229                 --
                                                       2005      1.074          1.153         23,814,110

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.027          1.095                 --
                                                       2005      1.036          1.027            304,578

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.383          2.605                 --
                                                       2005      2.147          2.383          3,951,037

  Travelers Equity Income Subaccount (10/96).........  2006      1.914          2.013                 --
                                                       2005      1.856          1.914         10,972,268

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.540          1.581                 --
                                                       2005      1.522          1.540          2,050,790

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (9/96)..............  2006      1.633          1.685                 --
                                                       2005      1.522          1.633         13,723,565

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.001          1.063                 --
                                                       2005      0.905          1.001          2,421,732

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.600          0.635                 --
                                                       2005      0.590          0.600         33,812,297

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.965          2.031                 --
                                                       2005      1.934          1.965         28,235,691

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                 --
                                                       2005      1.123          1.180            864,629

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.321          1.519                 --
                                                       2005      1.222          1.321         13,209,353

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.397          1.484                 --
                                                       2005      1.336          1.397            148,629

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.552          1.569                 --
                                                       2005      1.517          1.552          3,067,805

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.389          1.377                 --
                                                       2005      1.384          1.389          7,481,341

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.620          1.692                 --
                                                       2005      1.609          1.620         10,796,465

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.084          1.046                 --
                                                       2005      1.053          1.084         13,518,079

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2008      0.887          0.847                 --
                                                       2007      0.771          0.887          1,405,023
                                                       2006      0.761          0.771          1,289,357
                                                       2005      0.716          0.761          1,410,013

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.648          1.044          2,073,591
                                                       2007      1.709          1.648          2,363,002
                                                       2006      1.492          1.709          2,280,050
                                                       2005      1.452          1.492          2,172,690





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds -- Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.


Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Sep Acct QPN

ANNUAL REPORT

DECEMBER 31, 2008

METLIFE OF CT SEPARATE ACCOUNT QPN

FOR VARIABLE ANNUITIES

OF

METLIFE INSURANCE COMPANY OF CONNECTICUT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account QPN for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account QPN for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2008, the related statements of operations for each of the periods presented in the year then ended, and the statement of changes in net assets for each of the periods presented in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of each of the Subaccounts of the Separate Account included in Note 5 for each of the periods in the year ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2008, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 31, 2009

APPENDIX A

American Funds Global Growth Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Fidelity VIP Contrafund Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities
Subaccount
FTVIPT Templeton Developing Markets Securities
Subaccount
FTVIPT Templeton Foreign Securities Subaccount
Janus Aspen Global Life Sciences Subaccount
Janus Aspen Global Technology Subaccount
Janus Aspen Mid Cap Growth Subaccount
LMPET Small Cap Value Subaccount
LMPVET Aggressive Growth Subaccount
LMPVET Appreciation Subaccount
LMPVET Capital and Income Subaccount
LMPVET Equity Index Subaccount
LMPVET Fundamental Value Subaccount
LMPVET Investors Subaccount
LMPVET Large Cap Growth Subaccount
LMPVET S&P 500 Index Subaccount
LMPVET Small Cap Growth Subaccount
LMPVET Social Awareness Subaccount
LMPIT Investment Grade Bond Subaccount
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT Global High Yield Bond Subaccount
LMPVIT Money Market Subaccount
MIST American Funds Balanced Allocation
Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation
Subaccount
MIST BlackRock High Yield Subaccount
MIST BlackRock Large Cap Core Subaccount
MIST Clarion Global Real Estate Subaccount
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Janus Forty Subaccount
MIST Lazard Mid Cap Subaccount
MIST Legg Mason Partners Aggressive Growth
Subaccount
MIST Legg Mason Partners Managed Assets
Subaccount

MIST Legg Mason Value Equity Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Growth and Income Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/AIM Capital Appreciation Subaccount
MIST Met/AIM Small Cap Growth Subaccount
MIST MFS Emerging Markets Equity Subaccount
MIST MFS Research International Subaccount
MIST Oppenheimer Capital Appreciation Subaccount
MIST PIMCO Inflation Protected Bond Subaccount
MIST Pioneer Fund Subaccount
MIST Pioneer Strategic Income Subaccount
MIST Third Avenue Small Cap Value Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth
Subaccount
MSF Davis Venture Value Subaccount
MSF FI Large Cap Subaccount
MSF FI Value Leaders Subaccount
MSF Jennison Growth Subaccount
MSF Lehman Brothers Aggregate Bond Index
Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation
Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation
Subaccount
MSF MetLife Stock Index Subaccount
MSF MFS Total Return Subaccount
MSF MFS Value Subaccount
MSF Morgan Stanley EAFE Index Subaccount
MSF Oppenheimer Global Equity Subaccount
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management U.S. Government
Subaccount
PIMCO VIT Total Return Subaccount
Templeton Growth Fund Subaccount
Van Kampen LIT Comstock Subaccount

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008

                                      AMERICAN FUNDS AMERICAN FUNDS AMERICAN FUNDS FIDELITY VIP
                                       GLOBAL GROWTH         GROWTH  GROWTH-INCOME   CONTRAFUND
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                      -------------- -------------- -------------- ------------
ASSETS:
  Investments at fair value             $ 28,102,184   $ 41,705,115   $ 25,863,206 $ 33,536,544
                                      -------------- -------------- -------------- ------------
       Total Assets                       28,102,184     41,705,115     25,863,206   33,536,544
                                      -------------- -------------- -------------- ------------
LIABILITIES:
  Due to MetLife Insurance Company
     of Connecticut                              176            135             91          152
                                      -------------- -------------- -------------- ------------
       Total Liabilities                         176            135             91          152
                                      -------------- -------------- -------------- ------------
NET ASSETS                              $ 28,102,008   $ 41,704,980   $ 25,863,115 $ 33,536,392
                                      ============== ============== ============== ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 28,102,008   $ 41,704,980   $ 25,863,115 $ 33,536,392
  Net assets from contracts in payout             --             --             --           --
                                      -------------- -------------- -------------- ------------
       Total Net Assets                 $ 28,102,008   $ 41,704,980   $ 25,863,115 $ 33,536,392
                                      ============== ============== ============== ============

The accompanying notes are an integral part of these financial statements.

                       FTVIPT FRANKLIN   FTVIPT TEMPLETON
                         SMALL-MID CAP DEVELOPING MARKETS   FTVIPT TEMPLETON JANUS ASPEN GLOBAL JANUS ASPEN GLOBAL
FIDELITY VIP MID CAP GROWTH SECURITIES         SECURITIES FOREIGN SECURITIES      LIFE SCIENCES         TECHNOLOGY
          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
-------------------- ----------------- ------------------ ------------------ ------------------ ------------------
        $ 45,296,579       $ 5,293,310       $ 20,486,205       $ 17,472,064        $ 2,790,883        $ 2,056,156
-------------------- ----------------- ------------------ ------------------ ------------------ ------------------
          45,296,579         5,293,310         20,486,205         17,472,064          2,790,883          2,056,156
-------------------- ----------------- ------------------ ------------------ ------------------ ------------------
                  63               230                142                128                 69                264
-------------------- ----------------- ------------------ ------------------ ------------------ ------------------
                  63               230                142                128                 69                264
-------------------- ----------------- ------------------ ------------------ ------------------ ------------------
        $ 45,296,516       $ 5,293,080       $ 20,486,063       $ 17,471,936        $ 2,790,814        $ 2,055,892
==================== ================= ================== ================== ================== ==================
        $ 45,296,516       $ 5,293,080       $ 20,486,063       $ 17,471,936        $ 2,790,814        $ 2,055,892
                  --                --                 --                 --                 --                 --
-------------------- ----------------- ------------------ ------------------ ------------------ ------------------
        $ 45,296,516       $ 5,293,080       $ 20,486,063       $ 17,471,936        $ 2,790,814        $ 2,055,892
==================== ================= ================== ================== ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (Continued)
December 31, 2008

                                      JANUS ASPEN MID CAP LMPET SMALL CAP LMPVET AGGRESSIVE       LMPVET
                                                   GROWTH           VALUE            GROWTH APPRECIATION
                                               SUBACCOUNT      SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
                                      ------------------- --------------- ----------------- ------------
ASSETS:
  Investments at fair value                  $ 17,249,952     $ 5,730,526      $ 53,432,120 $ 36,276,519
                                      ------------------- --------------- ----------------- ------------
       Total Assets                            17,249,952       5,730,526        53,432,120   36,276,519
                                      ------------------- --------------- ----------------- ------------
LIABILITIES:
  Due to MetLife Insurance Company
     of Connecticut                                   123              68                94          128
                                      ------------------- --------------- ----------------- ------------
       Total Liabilities                              123              68                94          128
                                      ------------------- --------------- ----------------- ------------
NET ASSETS                                   $ 17,249,829     $ 5,730,458      $ 53,432,026 $ 36,276,391
                                      =================== =============== ================= ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 17,249,829     $ 5,730,458      $ 53,432,026 $ 36,276,391
  Net assets from contracts in payout                  --              --                --           --
                                      ------------------- --------------- ----------------- ------------
       Total Net Assets                      $ 17,249,829     $ 5,730,458      $ 53,432,026 $ 36,276,391
                                      =================== =============== ================= ============

The accompanying notes are an integral part of these financial statements.

LMPVET CAPITAL AND       LMPVET            LMPVET                  LMPVET LARGE CAP LMPVET S&P 500
            INCOME EQUITY INDEX FUNDAMENTAL VALUE LMPVET INVESTORS           GROWTH          INDEX
        SUBACCOUNT   SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
------------------ ------------ ----------------- ---------------- ---------------- --------------
      $ 11,002,942 $ 25,407,412      $ 14,156,328     $ 19,310,574     $ 12,086,518   $ 23,075,017
------------------ ------------ ----------------- ---------------- ---------------- --------------
        11,002,942   25,407,412        14,156,328       19,310,574       12,086,518     23,075,017
------------------ ------------ ----------------- ---------------- ---------------- --------------
               181           65               146              131               97             66
------------------ ------------ ----------------- ---------------- ---------------- --------------
               181           65               146              131               97             66
------------------ ------------ ----------------- ---------------- ---------------- --------------
      $ 11,002,761 $ 25,407,347      $ 14,156,182     $ 19,310,443     $ 12,086,421   $ 23,074,951
================== ============ ================= ================ ================ ==============
      $ 11,002,761 $ 25,407,347      $ 14,156,182     $ 19,310,443     $ 12,086,421   $ 23,074,951
                --           --                --               --               --             --
------------------ ------------ ----------------- ---------------- ---------------- --------------
      $ 11,002,761 $ 25,407,347      $ 14,156,182     $ 19,310,443     $ 12,086,421   $ 23,074,951
================== ============ ================= ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (Continued)
December 31, 2008

                                      LMPVET SMALL CAP LMPVET SOCIAL LMPIT INVESTMENT LMPVIT ADJUSTABLE
                                                GROWTH     AWARENESS       GRADE BOND       RATE INCOME
                                            SUBACCOUNT    SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                      ---------------- ------------- ---------------- -----------------
ASSETS:
  Investments at fair value                $ 5,507,666   $ 7,073,606     $ 18,564,060       $ 1,207,314
                                      ---------------- ------------- ---------------- -----------------
       Total Assets                          5,507,666     7,073,606       18,564,060         1,207,314
                                      ---------------- ------------- ---------------- -----------------
LIABILITIES:
  Due to MetLife Insurance Company
     of Connecticut                                237           179              151               264
                                      ---------------- ------------- ---------------- -----------------
       Total Liabilities                           237           179              151               264
                                      ---------------- ------------- ---------------- -----------------
NET ASSETS                                 $ 5,507,429   $ 7,073,427     $ 18,563,909       $ 1,207,050
                                      ================ ============= ================ =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 5,507,429   $ 7,073,427     $ 18,563,909       $ 1,207,050
  Net assets from contracts in payout               --            --               --                --
                                      ---------------- ------------- ---------------- -----------------
       Total Net Assets                    $ 5,507,429   $ 7,073,427     $ 18,563,909       $ 1,207,050
                                      ================ ============= ================ =================

The accompanying notes are an integral part of these financial statements.

                                                                                             MIST AMERICAN
LMPVIT DIVERSIFIED LMPVIT GLOBAL HIGH  LMPVIT MONEY MIST AMERICAN FUNDS MIST AMERICAN FUNDS FUNDS MODERATE
  STRATEGIC INCOME         YIELD BOND        MARKET BALANCED ALLOCATION   GROWTH ALLOCATION     ALLOCATION
        SUBACCOUNT         SUBACCOUNT    SUBACCOUNT          SUBACCOUNT          SUBACCOUNT     SUBACCOUNT
------------------ ------------------ ------------- ------------------- ------------------- --------------
       $ 3,130,414       $ 10,305,390 $ 209,504,904           $ 343,660           $ 400,406      $ 203,874
------------------ ------------------ ------------- ------------------- ------------------- --------------
         3,130,414         10,305,390   209,504,904             343,660             400,406        203,874
------------------ ------------------ ------------- ------------------- ------------------- --------------
               153                268            19                 110                 132            113
------------------ ------------------ ------------- ------------------- ------------------- --------------
               153                268            19                 110                 132            113
------------------ ------------------ ------------- ------------------- ------------------- --------------
       $ 3,130,261       $ 10,305,122 $ 209,504,885           $ 343,550           $ 400,274      $ 203,761
================== ================== ============= =================== =================== ==============
       $ 3,130,261       $ 10,305,122 $ 209,504,885           $ 343,550           $ 400,274      $ 203,761
                --                 --            --                  --                  --             --
------------------ ------------------ ------------- ------------------- ------------------- --------------
       $ 3,130,261       $ 10,305,122 $ 209,504,885           $ 343,550           $ 400,274      $ 203,761
================== ================== ============= =================== =================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (Continued)
December 31, 2008

                                      MIST BLACKROCK MIST BLACKROCK MIST CLARION GLOBAL MIST DREMAN SMALL
                                          HIGH YIELD LARGE CAP CORE         REAL ESTATE         CAP VALUE
                                          SUBACCOUNT     SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                      -------------- -------------- ------------------- -----------------
ASSETS:
  Investments at fair value              $ 6,770,910    $ 4,595,368        $ 11,174,078       $ 1,133,872
                                      -------------- -------------- ------------------- -----------------
       Total Assets                        6,770,910      4,595,368          11,174,078         1,133,872
                                      -------------- -------------- ------------------- -----------------
LIABILITIES:
  Due to MetLife Insurance Company
     of Connecticut                              172            290                 295               143
                                      -------------- -------------- ------------------- -----------------
       Total Liabilities                         172            290                 295               143
                                      -------------- -------------- ------------------- -----------------
NET ASSETS                               $ 6,770,738    $ 4,595,078        $ 11,173,783       $ 1,133,729
                                      ============== ============== =================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 6,770,738    $ 4,595,078        $ 11,173,783       $ 1,133,729
  Net assets from contracts in payout             --             --                  --                --
                                      -------------- -------------- ------------------- -----------------
       Total Net Assets                  $ 6,770,738    $ 4,595,078        $ 11,173,783       $ 1,133,729
                                      ============== ============== =================== =================

The accompanying notes are an integral part of these financial statements.

                                                      MIST LEGG MASON  MIST LEGG MASON
MIST HARRIS OAKMARK                   MIST LAZARD PARTNERS AGGRESSIVE PARTNERS MANAGED MIST LEGG MASON
      INTERNATIONAL MIST JANUS FORTY      MID CAP              GROWTH           ASSETS    VALUE EQUITY
         SUBACCOUNT       SUBACCOUNT   SUBACCOUNT          SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------- ---------------- ------------ ------------------- ---------------- ---------------
       $ 26,084,708     $ 92,709,368 $ 10,267,176            $ 10,037      $ 1,023,604        $ 21,390
------------------- ---------------- ------------ ------------------- ---------------- ---------------
         26,084,708       92,709,368   10,267,176              10,037        1,023,604          21,390
------------------- ---------------- ------------ ------------------- ---------------- ---------------
                121               67          200                  16              124              44
------------------- ---------------- ------------ ------------------- ---------------- ---------------
                121               67          200                  16              124              44
------------------- ---------------- ------------ ------------------- ---------------- ---------------
       $ 26,084,587     $ 92,709,301 $ 10,266,976            $ 10,021      $ 1,023,480        $ 21,346
=================== ================ ============ =================== ================ ===============
       $ 26,084,587     $ 92,709,301 $ 10,266,976            $ 10,021      $ 1,023,480        $ 21,346
                 --               --           --                  --               --              --
------------------- ---------------- ------------ ------------------- ---------------- ---------------
       $ 26,084,587     $ 92,709,301 $ 10,266,976            $ 10,021      $ 1,023,480        $ 21,346
=================== ================ ============ =================== ================ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (Continued)
December 31, 2008

                                      MIST LORD ABBETT  MIST LORD ABBETT MIST LORD ABBETT         MIST MET/AIM
                                        BOND DEBENTURE GROWTH AND INCOME    MID CAP VALUE CAPITAL APPRECIATION
                                            SUBACCOUNT        SUBACCOUNT       SUBACCOUNT           SUBACCOUNT
                                      ---------------- ----------------- ---------------- --------------------
ASSETS:
  Investments at fair value                $ 4,458,166      $ 56,469,759      $ 7,964,134         $ 24,609,091
                                      ---------------- ----------------- ---------------- --------------------
       Total Assets                          4,458,166        56,469,759        7,964,134           24,609,091
                                      ---------------- ----------------- ---------------- --------------------
LIABILITIES:
  Due to MetLife Insurance Company
     of Connecticut                                237               110              149                   97
                                      ---------------- ----------------- ---------------- --------------------
       Total Liabilities                           237               110              149                   97
                                      ---------------- ----------------- ---------------- --------------------
NET ASSETS                                 $ 4,457,929      $ 56,469,649      $ 7,963,985         $ 24,608,994
                                      ================ ================= ================ ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 4,457,929      $ 56,469,649      $ 7,963,985         $ 24,608,994
  Net assets from contracts in payout               --                --               --                   --
                                      ---------------- ----------------- ---------------- --------------------
       Total Net Assets                    $ 4,457,929      $ 56,469,649      $ 7,963,985         $ 24,608,994
                                      ================ ================= ================ ====================

The accompanying notes are an integral part of these financial statements.

                                                                                        MIST PIMCO
    MIST MET/AIM MIST MFS EMERGING               MIST MFS     MIST OPPENHEIMER INFLATION PROTECTED
SMALL CAP GROWTH    MARKETS EQUITY RESEARCH INTERNATIONAL CAPITAL APPRECIATION                BOND MIST PIONEER FUND
      SUBACCOUNT        SUBACCOUNT             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
---------------- ----------------- ---------------------- -------------------- ------------------- -----------------
     $ 1,471,034          $ 63,654              $ 144,651            $ 120,433         $ 3,514,713       $ 1,259,247
---------------- ----------------- ---------------------- -------------------- ------------------- -----------------
       1,471,034            63,654                144,651              120,433           3,514,713         1,259,247
---------------- ----------------- ---------------------- -------------------- ------------------- -----------------
             240                28                    131                   78                 101               224
---------------- ----------------- ---------------------- -------------------- ------------------- -----------------
             240                28                    131                   78                 101               224
---------------- ----------------- ---------------------- -------------------- ------------------- -----------------
     $ 1,470,794          $ 63,626              $ 144,520            $ 120,355         $ 3,514,612       $ 1,259,023
================ ================= ====================== ==================== =================== =================
     $ 1,470,794          $ 63,626              $ 144,520            $ 120,355         $ 3,514,612       $ 1,259,023
              --                --                     --                   --                  --                --
---------------- ----------------- ---------------------- -------------------- ------------------- -----------------
     $ 1,470,794          $ 63,626              $ 144,520            $ 120,355         $ 3,514,612       $ 1,259,023
================ ================= ====================== ==================== =================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (Continued)
December 31, 2008

                                          MIST PIONEER MIST THIRD AVENUE     MSF BLACKROCK MSF BLACKROCK
                                      STRATEGIC INCOME   SMALL CAP VALUE AGGRESSIVE GROWTH   BOND INCOME
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                      ---------------- ----------------- ----------------- -------------
ASSETS:
  Investments at fair value               $ 15,155,626      $ 29,765,869      $ 18,529,758  $ 18,057,644
                                      ---------------- ----------------- ----------------- -------------
       Total Assets                         15,155,626        29,765,869        18,529,758    18,057,644
                                      ---------------- ----------------- ----------------- -------------
LIABILITIES:
  Due to MetLife Insurance Company
     of Connecticut                                186               122               231           162
                                      ---------------- ----------------- ----------------- -------------
       Total Liabilities                           186               122               231           162
                                      ---------------- ----------------- ----------------- -------------
NET ASSETS                                $ 15,155,440      $ 29,765,747      $ 18,529,527  $ 18,057,482
                                      ================ ================= ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 15,155,440      $ 29,765,747      $ 18,529,527  $ 18,057,482
  Net assets from contracts in payout               --                --                --            --
                                      ---------------- ----------------- ----------------- -------------
       Total Net Assets                   $ 15,155,440      $ 29,765,747      $ 18,529,527  $ 18,057,482
                                      ================ ================= ================= =============

The accompanying notes are an integral part of these financial statements.

                   MSF BLACKROCK
  MSF BLACKROCK LEGACY LARGE CAP MSF DAVIS VENTURE                         MSF FI MSF JENNISON
LARGE CAP VALUE           GROWTH             VALUE MSF FI LARGE CAP VALUE LEADERS       GROWTH
     SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
--------------- ---------------- ----------------- ---------------- ------------- ------------
      $ 141,140        $ 213,339      $ 15,199,961     $ 30,499,933  $ 19,274,206  $ 2,603,710
--------------- ---------------- ----------------- ---------------- ------------- ------------
        141,140          213,339        15,199,961       30,499,933    19,274,206    2,603,710
--------------- ---------------- ----------------- ---------------- ------------- ------------
             79              118               177               43           144          334
--------------- ---------------- ----------------- ---------------- ------------- ------------
             79              118               177               43           144          334
--------------- ---------------- ----------------- ---------------- ------------- ------------
      $ 141,061        $ 213,221      $ 15,199,784     $ 30,499,890  $ 19,274,062  $ 2,603,376
=============== ================ ================= ================ ============= ============
      $ 141,061        $ 213,221      $ 15,199,784     $ 30,499,890  $ 19,274,062  $ 2,603,376
             --               --                --               --            --           --
--------------- ---------------- ----------------- ---------------- ------------- ------------
      $ 141,061        $ 213,221      $ 15,199,784     $ 30,499,890  $ 19,274,062  $ 2,603,376
=============== ================ ================= ================ ============= ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (Continued)
December 31, 2008

                                              MSF LEHMAN  MSF METLIFE  MSF METLIFE         MSF METLIFE
                                      BROTHERS AGGREGATE   AGGRESSIVE CONSERVATIVE     CONSERVATIVE TO
                                              BOND INDEX   ALLOCATION   ALLOCATION MODERATE ALLOCATION
                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT          SUBACCOUNT
                                      ------------------ ------------ ------------ -------------------
ASSETS:
  Investments at fair value                 $ 13,443,131 $ 11,613,017  $ 6,371,260         $ 8,914,999
                                      ------------------ ------------ ------------ -------------------
       Total Assets                           13,443,131   11,613,017    6,371,260           8,914,999
                                      ------------------ ------------ ------------ -------------------
LIABILITIES:
  Due to MetLife Insurance Company
     of Connecticut                                   53          130          121                 229
                                      ------------------ ------------ ------------ -------------------
       Total Liabilities                              53          130          121                 229
                                      ------------------ ------------ ------------ -------------------
NET ASSETS                                  $ 13,443,078 $ 11,612,887  $ 6,371,139         $ 8,914,770
                                      ================== ============ ============ ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 13,443,078 $ 11,612,887  $ 6,371,139         $ 8,914,770
  Net assets from contracts in payout                 --           --           --                  --
                                      ------------------ ------------ ------------ -------------------
       Total Net Assets                     $ 13,443,078 $ 11,612,887  $ 6,371,139         $ 8,914,770
                                      ================== ============ ============ ===================

The accompanying notes are an integral part of these financial statements.

                              MSF METLIFE
        MSF METLIFE           MODERATE TO MSF METLIFE                                    MSF MORGAN STANLEY
MODERATE ALLOCATION AGGRESSIVE ALLOCATION STOCK INDEX MSF MFS TOTAL RETURN MSF MFS VALUE         EAFE INDEX
         SUBACCOUNT            SUBACCOUNT  SUBACCOUNT           SUBACCOUNT    SUBACCOUNT         SUBACCOUNT
------------------- --------------------- ----------- -------------------- ------------- ------------------
       $ 35,351,957          $ 30,219,788 $ 6,107,781         $ 77,625,979  $ 14,039,365        $ 6,636,562
------------------- --------------------- ----------- -------------------- ------------- ------------------
         35,351,957            30,219,788   6,107,781           77,625,979    14,039,365          6,636,562
------------------- --------------------- ----------- -------------------- ------------- ------------------
                208                   102          65                   60           101                102
------------------- --------------------- ----------- -------------------- ------------- ------------------
                208                   102          65                   60           101                102
------------------- --------------------- ----------- -------------------- ------------- ------------------
       $ 35,351,749          $ 30,219,686 $ 6,107,716         $ 77,625,919  $ 14,039,264        $ 6,636,460
=================== ===================== =========== ==================== ============= ==================
       $ 35,351,749          $ 30,219,686 $ 6,107,716         $ 77,625,919  $ 14,039,264        $ 6,636,460
                 --                    --          --                   --            --                 --
------------------- --------------------- ----------- -------------------- ------------- ------------------
       $ 35,351,749          $ 30,219,686 $ 6,107,716         $ 77,625,919  $ 14,039,264        $ 6,636,460
=================== ===================== =========== ==================== ============= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (Concluded)
December 31, 2008

                                      MSF OPPENHEIMER MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE
                                        GLOBAL EQUITY            INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH
                                           SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                      --------------- ---------------- ----------------- -----------------
ASSETS:
  Investments at fair value                  $ 49,300      $ 7,872,247       $ 7,753,613      $ 23,255,323
                                      --------------- ---------------- ----------------- -----------------
       Total Assets                            49,300        7,872,247         7,753,613        23,255,323
                                      --------------- ---------------- ----------------- -----------------
LIABILITIES:
  Due to MetLife Insurance Company
     of Connecticut                                50               57               210               128
                                      --------------- ---------------- ----------------- -----------------
       Total Liabilities                           50               57               210               128
                                      --------------- ---------------- ----------------- -----------------
NET ASSETS                                   $ 49,250      $ 7,872,190       $ 7,753,403      $ 23,255,195
                                      =============== ================ ================= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 49,250      $ 7,872,190       $ 7,753,403      $ 23,255,195
  Net assets from contracts in payout              --               --                --                --
                                      --------------- ---------------- ----------------- -----------------
       Total Net Assets                      $ 49,250      $ 7,872,190       $ 7,753,403      $ 23,255,195
                                      =============== ================ ================= =================

The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET
  MANAGEMENT U.S.    PIMCO VIT TEMPLETON GROWTH VAN KAMPEN LIT
       GOVERNMENT TOTAL RETURN             FUND       COMSTOCK
       SUBACCOUNT   SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
----------------- ------------ ---------------- --------------
     $ 27,772,769 $ 58,055,781     $ 55,163,454    $ 6,890,396
----------------- ------------ ---------------- --------------
       27,772,769   58,055,781       55,163,454      6,890,396
----------------- ------------ ---------------- --------------
              132           47              169            246
----------------- ------------ ---------------- --------------
              132           47              169            246
----------------- ------------ ---------------- --------------
     $ 27,772,637 $ 58,055,734     $ 55,163,285    $ 6,890,150
================= ============ ================ ==============
     $ 27,772,637 $ 58,055,734     $ 55,163,285    $ 6,890,150
               --           --               --             --
----------------- ------------ ---------------- --------------
     $ 27,772,637 $ 58,055,734     $ 55,163,285    $ 6,890,150
================= ============ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
For the year ended December 31, 2008

                                          AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS     FIDELITY VIP
                                           GLOBAL GROWTH            GROWTH     GROWTH-INCOME       CONTRAFUND
                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                          ----------------- ----------------- ----------------- ----------------
INVESTMENT INCOME:
      Dividends                                $ 699,126         $ 514,800         $ 641,681        $ 395,186
                                         ------------------ ----------------- ----------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                  431,197           734,485           406,086          603,521
                                          ----------------- ----------------- ----------------- ----------------
           Net investment income (loss)          267,929          (219,685)          235,595         (208,335)
                                          ----------------- ----------------- ----------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              3,243,161         7,543,049         2,508,701        1,622,124
      Realized gains (losses) on sale of
        investments                           (1,445,463)       (3,163,551)       (1,579,211)      (4,665,614)
                                          ----------------- ----------------- ----------------- ----------------
           Net realized gains (losses)         1,797,698         4,379,498           929,490       (3,043,490)
                                          ----------------- ----------------- ----------------- ----------------
      Change in unrealized gains (losses)
        on investments                       (20,385,656)      (39,645,361)      (18,238,287)     (24,938,712)
                                          ----------------- ----------------- ----------------- ----------------
      Net realized and unrealized
        gains (losses) on investments        (18,587,958)      (35,265,863)      (17,308,797)     (27,982,202)
                                          ----------------- ----------------- ----------------- ----------------
      Net increase (decrease) in net assets
        resulting from operations          $ (18,320,029)    $ (35,485,548)    $ (17,073,202)   $ (28,190,537)
                                          ================= ================= ================= ================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                   FTVIPT FRANKLIN      FTVIPT TEMPLETON
 FIDELITY VIP        SMALL-MID CAP    DEVELOPING MARKETS      FTVIPT TEMPLETON             JANUS ASPEN          JANUS ASPEN
      MID CAP    GROWTH SECURITIES            SECURITIES    FOREIGN SECURITIES    GLOBAL LIFE SCIENCES    GLOBAL TECHNOLOGY
   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
---------------- -------------------- --------------------- --------------------- ----------------------- --------------------
    $ 177,358                 $ --           $ 1,124,145             $ 629,664                    $ --              $ 2,874
---------------- -------------------- --------------------- --------------------- ----------------------- --------------------
      829,718               87,506               454,160               295,618                  49,103               37,793
---------------- -------------------- --------------------- --------------------- ----------------------- --------------------
     (652,360)             (87,506)              669,985               334,046                 (49,103)             (34,919)
---------------- -------------------- --------------------- --------------------- ----------------------- --------------------
   13,164,228            1,052,946             8,426,257             2,577,047                      --                   --
   (3,766,785)            (210,444)           (3,328,319)             (857,963)                140,480              (69,617)
---------------- -------------------- --------------------- --------------------- ----------------------- --------------------
    9,397,443              842,502             5,097,938             1,719,084                 140,480              (69,617)
---------------- -------------------- --------------------- --------------------- ----------------------- --------------------
  (43,731,665)          (5,038,344)          (33,402,975)          (14,981,018)             (1,521,236)          (1,755,045)
---------------- -------------------- --------------------- --------------------- ----------------------- --------------------
  (34,334,222)          (4,195,842)          (28,305,037)          (13,261,934)             (1,380,756)          (1,824,662)
---------------- -------------------- --------------------- --------------------- ----------------------- --------------------
$ (34,986,582)        $ (4,283,348)        $ (27,635,052)        $ (12,927,888)           $ (1,429,859)        $ (1,859,581)
================ ==================== ===================== ===================== ======================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (Continued)
For the year ended December 31, 2008

                                              JANUS ASPEN              LMPET               LMPVET           LMPVET
                                           MID CAP GROWTH    SMALL CAP VALUE    AGGRESSIVE GROWTH     APPRECIATION
                                               SUBACCOUNT         SUBACCOUNT           SUBACCOUNT       SUBACCOUNT
                                           ---------------- ------------------ -------------------- ----------------
INVESTMENT INCOME:
      Dividends                                 $ 17,333               $ --                 $ --        $ 625,385
                                           ---------------- ------------------ -------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                  340,623            104,670            1,119,403          618,332
                                           ---------------- ------------------ -------------------- ----------------
           Net investment income (loss)         (323,290)          (104,670)          (1,119,403)           7,053
                                           ---------------- ------------------ -------------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              1,701,763            596,937                   --        2,042,268
      Realized gains (losses) on sale of
        investments                              296,332           (976,292)           1,606,980         (146,447)
                                           ---------------- ------------------ -------------------- ----------------
           Net realized gains (losses)         1,998,095           (379,355)           1,606,980        1,895,821
                                           ---------------- ------------------ -------------------- ----------------
      Change in unrealized gains (losses)
        on investments                       (16,812,087)        (3,225,385)         (44,480,850)     (18,848,898)
                                           ---------------- ------------------ -------------------- ----------------
      Net realized and unrealized
        gains (losses) on investments        (14,813,992)        (3,604,740)         (42,873,870)     (16,953,077)
                                           ---------------- ------------------ -------------------- ----------------
      Net increase (decrease) in net assets
        resulting from operations          $ (15,137,282)      $ (3,709,410)       $ (43,993,273)   $ (16,946,024)
                                           ================ ================== ==================== ================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

            LMPVET           LMPVET               LMPVET                                  LMPVET           LMPVET
CAPITAL AND INCOME     EQUITY INDEX    FUNDAMENTAL VALUE    LMPVET INVESTORS    LARGE CAP GROWTH    S&P 500 INDEX
        SUBACCOUNT       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
--------------------- ---------------- -------------------- ------------------- ------------------- ----------------
         $ 162,334        $ 673,319            $ 345,885           $ 354,335            $ 49,374        $ 581,046
--------------------- ---------------- -------------------- ------------------- ------------------- ----------------
           215,720          461,406              261,833             386,801             233,722          404,134
--------------------- ---------------- -------------------- ------------------- ------------------- ----------------
           (53,386)         211,913               84,052             (32,466)           (184,348)         176,912
--------------------- ---------------- -------------------- ------------------- ------------------- ----------------
           377,880          898,042               16,914             931,579                  --               --
        (2,524,433)        (639,288)          (2,204,864)            340,400            (139,778)        (327,748)
--------------------- ---------------- -------------------- ------------------- ------------------- ----------------
        (2,146,553)         258,754           (2,187,950)          1,271,979            (139,778)        (327,748)
--------------------- ---------------- -------------------- ------------------- ------------------- ----------------
        (4,994,302)     (18,617,444)          (7,438,487)        (15,122,480)         (8,640,383)     (15,761,870)
--------------------- ---------------- -------------------- ------------------- ------------------- ----------------
        (7,140,855)     (18,358,690)          (9,626,437)        (13,850,501)         (8,780,161)     (16,089,618)
--------------------- ---------------- -------------------- ------------------- ------------------- ----------------
      $ (7,194,241)   $ (18,146,777)        $ (9,542,385)      $ (13,882,967)       $ (8,964,509)   $ (15,912,706)
===================== ================ ==================== =================== =================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (Continued)
For the year ended December 31, 2008

                                                                                            LMPIT             LMPVIT
                                                      LMPVET              LMPVET    INVESTMENT GRADE    ADJUSTABLE RATE
                                            SMALL CAP GROWTH    SOCIAL AWARENESS                BOND             INCOME
                                                  SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                            ---------------- ------------------- ------------------- ------------------
INVESTMENT INCOME:
      Dividends                                      $ --           $ 172,338         $ 1,712,717           $ 77,533
                                            ---------------- ------------------- ------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                    99,214             106,121             307,458             18,361
                                            ---------------- ------------------- ------------------- ------------------
           Net investment income (loss)           (99,214)             66,217           1,405,259             59,172
                                            ---------------- ------------------- ------------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 305,481                  --                  --                 --
      Realized gains (losses) on sale of
        investments                              (723,926)           (249,001)         (1,796,657)          (117,401)
                                            ---------------- ------------------- ------------------- ------------------
           Net realized gains (losses)           (418,445)           (249,001)         (1,796,657)          (117,401)
                                            ---------------- ------------------- ------------------- ------------------
      Change in unrealized gains (losses)
        on investments                         (3,611,123)         (2,518,087)         (6,355,959)          (323,809)
                                            ---------------- ------------------- ------------------- ------------------
      Net realized and unrealized
        gains (losses) on investments          (4,029,568)         (2,767,088)         (8,152,616)          (441,210)
                                            ---------------- ------------------- ------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations            $ (4,128,782)       $ (2,700,871)       $ (6,747,357)        $ (382,038)
                                            ================ =================== =================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

          LMPVIT             LMPVIT                                MIST                 MIST                   MIST
     DIVERSIFIED             GLOBAL          LMPVIT      AMERICAN FUNDS       AMERICAN FUNDS         AMERICAN FUNDS
STRATEGIC INCOME    HIGH YIELD BOND    MONEY MARKET BALANCED ALLOCATION    GROWTH ALLOCATION    MODERATE ALLOCATION
      SUBACCOUNT         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT (a)       SUBACCOUNT (a)         SUBACCOUNT (a)
------------------- ------------------ ------------ ---------------------- -------------------- ----------------------
       $ 226,764        $ 1,584,269     $ 5,571,064            $ 12,171             $ 16,888                $ 7,262
------------------- ------------------ ------------ ---------------------- -------------------- ----------------------
          48,253            171,508       2,449,147               3,196                  942                    478
------------------- ------------------ ------------ ---------------------- -------------------- ----------------------
         178,511          1,412,761       3,121,917               8,975               15,946                  6,784
------------------- ------------------ ------------ ---------------------- -------------------- ----------------------
              --                 --              --                  19                    7                      7
        (240,530)        (1,202,343)             --             (14,435)              (4,501)                (7,202)
------------------- ------------------ ------------ ---------------------- -------------------- ----------------------
        (240,530)        (1,202,343)             --             (14,416)              (4,494)                (7,195)
------------------- ------------------ ------------ ---------------------- -------------------- ----------------------
        (559,252)        (5,686,680)             --            (125,808)            (100,408)               (22,337)
------------------- ------------------ ------------ ---------------------- -------------------- ----------------------
        (799,782)        (6,889,023)             --            (140,224)            (104,902)               (29,532)
------------------- ------------------ ------------ ---------------------- -------------------- ----------------------
      $ (621,271)      $ (5,476,262)    $ 3,121,917          $ (131,249)           $ (88,956)             $ (22,748)
=================== ================== ============ ====================== ==================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (Continued)
For the year ended December 31, 2008

                                             MIST BLACKROCK    MIST BLACKROCK          MIST CLARION        MIST DREMAN
                                                 HIGH YIELD    LARGE CAP CORE    GLOBAL REAL ESTATE    SMALL CAP VALUE
                                                 SUBACCOUNT        SUBACCOUNT            SUBACCOUNT         SUBACCOUNT
                                            --------------- ----------------- --------------------- ------------------
INVESTMENT INCOME:
      Dividends                                $ 692,068          $ 35,685             $ 384,927           $ 14,816
                                            --------------- ----------------- --------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                   91,281            72,212               203,534             16,115
                                            --------------- ----------------- --------------------- ------------------
           Net investment income (loss)          600,787           (36,527)              181,393             (1,299)
                                            --------------- ----------------- --------------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --           285,724             1,864,841             55,657
      Realized gains (losses) on sale of
        investments                             (398,504)         (441,295)           (2,443,938)          (153,473)
                                            --------------- ----------------- --------------------- ------------------
           Net realized gains (losses)          (398,504)         (155,571)             (579,097)           (97,816)
                                            --------------- ----------------- --------------------- ------------------
      Change in unrealized gains (losses)
        on investments                        (2,584,150)       (2,680,717)           (8,489,109)          (364,035)
                                            --------------- ----------------- --------------------- ------------------
      Net realized and unrealized
        gains (losses) on investments         (2,982,654)       (2,836,288)           (9,068,206)          (461,851)
                                            --------------- ----------------- --------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations           $ (2,381,867)     $ (2,872,815)         $ (8,886,813)        $ (463,150)
                                            =============== ================= ===================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

          MIST                                          MIST LEGG MASON    MIST LEGG MASON
HARRIS OAKMARK                         MIST LAZARD             PARTNERS           PARTNERS    MIST LEGG MASON
 INTERNATIONAL    MIST JANUS FORTY         MID CAP    AGGRESSIVE GROWTH     MANAGED ASSETS       VALUE EQUITY
    SUBACCOUNT          SUBACCOUNT      SUBACCOUNT       SUBACCOUNT (a)         SUBACCOUNT     SUBACCOUNT (a)
----------------- ------------------- --------------- -------------------- ------------------ ------------------
     $ 849,365         $ 9,720,464         $ 6,113                 $ --           $ 30,465               $ --
----------------- ------------------- --------------- -------------------- ------------------ ------------------
       461,062           1,873,071         125,397                   20              7,927                 55
----------------- ------------------- --------------- -------------------- ------------------ ------------------
       388,303           7,847,393        (119,284)                 (20)            22,538                (55)
----------------- ------------------- --------------- -------------------- ------------------ ------------------
     7,271,908           4,207,023          49,452                   --             77,093                 --
    (5,231,787)         (4,849,404)       (848,270)                (259)           (40,151)                (1)
----------------- ------------------- --------------- -------------------- ------------------ ------------------
     2,040,121            (642,381)       (798,818)                (259)            36,942                 (1)
----------------- ------------------- --------------- -------------------- ------------------ ------------------
   (23,676,369)        (82,903,964)     (5,641,708)                (914)          (338,398)            (4,865)
----------------- ------------------- --------------- -------------------- ------------------ ------------------
   (21,636,248)        (83,546,345)     (6,440,526)              (1,173)          (301,456)            (4,866)
----------------- ------------------- --------------- -------------------- ------------------ ------------------
 $ (21,247,945)      $ (75,698,952)   $ (6,559,810)            $ (1,193)        $ (278,918)          $ (4,921)
================= =================== =============== ==================== ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (Continued)
For the year ended December 31, 2008

                                            MIST LORD ABBETT     MIST LORD ABBETT    MIST LORD ABBETT            MIST MET/AIM
                                              BOND DEBENTURE    GROWTH AND INCOME       MID CAP VALUE    CAPITAL APPRECIATION
                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT              SUBACCOUNT
                                            ------------------- -------------------- ------------------- -----------------------
INVESTMENT INCOME:
      Dividends                                    $ 257,023          $ 1,428,067            $ 70,840               $ 833,177
                                            ------------------- -------------------- ------------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                       65,859            1,017,199             134,593                 485,852
                                            ------------------- -------------------- ------------------- -----------------------
           Net investment income (loss)              191,164              410,868             (63,753)                347,325
                                            ------------------- -------------------- ------------------- -----------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     89,146            9,855,781           1,876,462                       4
      Realized gains (losses) on sale of
        investments                                 (219,117)          (7,391,006)         (1,866,721)             (3,766,460)
                                            ------------------- -------------------- ------------------- -----------------------
           Net realized gains (losses)              (129,971)           2,464,775               9,741              (3,766,456)
                                            ------------------- -------------------- ------------------- -----------------------
      Change in unrealized gains (losses)
        on investments                            (1,247,882)         (42,356,404)         (5,701,767)            (18,621,371)
                                            ------------------- -------------------- ------------------- -----------------------
      Net realized and unrealized
        gains (losses) on investments             (1,377,853)         (39,891,629)         (5,692,026)            (22,387,827)
                                            ------------------- -------------------- ------------------- -----------------------
      Net increase (decrease) in net assets
        resulting from operations               $ (1,186,689)       $ (39,480,761)       $ (5,755,779)          $ (22,040,502)
                                            =================== ==================== =================== =======================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                            MIST MFS          MIST MFS                    MIST             MIST PIMCO
    MIST MET/AIM    EMERGING MARKETS          RESEARCH             OPPENHEIMER    INFLATION PROTECTED
SMALL CAP GROWTH              EQUITY     INTERNATIONAL    CAPITAL APPRECIATION                   BOND    MIST PIONEER FUND
      SUBACCOUNT      SUBACCOUNT (a)    SUBACCOUNT (a)          SUBACCOUNT (a)             SUBACCOUNT           SUBACCOUNT
------------------- ------------------- ----------------- ----------------------- ---------------------- --------------------
            $ --                $ --              $ --                    $ --              $ 122,326             $ 19,437
------------------- ------------------- ----------------- ----------------------- ---------------------- --------------------
          20,765                  28               588                     230                 30,679               19,739
------------------- ------------------- ----------------- ----------------------- ---------------------- --------------------
         (20,765)                (28)             (588)                   (230)                91,647                 (302)
------------------- ------------------- ----------------- ----------------------- ---------------------- --------------------
         189,769                  --                --                      --                  6,459                   --
        (184,085)                117            (7,285)                   (451)               (19,037)             (63,663)
------------------- ------------------- ----------------- ----------------------- ---------------------- --------------------
           5,684                 117            (7,285)                   (451)               (12,578)             (63,663)
------------------- ------------------- ----------------- ----------------------- ---------------------- --------------------
        (969,518)              1,480           (30,661)                (19,122)              (412,254)            (603,225)
------------------- ------------------- ----------------- ----------------------- ---------------------- --------------------
        (963,834)              1,597           (37,946)                (19,573)              (424,832)            (666,888)
------------------- ------------------- ----------------- ----------------------- ---------------------- --------------------
      $ (984,599)            $ 1,569         $ (38,534)              $ (19,803)            $ (333,185)          $ (667,190)
=================== =================== ================= ======================= ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (Continued)
For the year ended December 31, 2008

                                                 MIST PIONEER    MIST THIRD AVENUE        MSF BLACKROCK    MSF BLACKROCK
                                             STRATEGIC INCOME      SMALL CAP VALUE    AGGRESSIVE GROWTH      BOND INCOME
                                                   SUBACCOUNT           SUBACCOUNT           SUBACCOUNT       SUBACCOUNT
                                            ----------------- -------------------- -------------------- ----------------
INVESTMENT INCOME:
      Dividends                                $ 1,284,921            $ 349,174                 $ --      $ 1,100,867
                                            ----------------- -------------------- -------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                    210,896              502,460              376,912          243,572
                                            ----------------- -------------------- -------------------- ----------------
           Net investment income (loss)          1,074,025             (153,286)            (376,912)         857,295
                                            ----------------- -------------------- -------------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --            3,193,428                   --               --
      Realized gains (losses) on sale of
        investments                               (339,765)          (4,159,065)            (337,642)          38,333
                                            ----------------- -------------------- -------------------- ----------------
           Net realized gains (losses)            (339,765)            (965,637)            (337,642)          38,333
                                            ----------------- -------------------- -------------------- ----------------
      Change in unrealized gains (losses)
        on investments                          (3,084,990)         (13,670,192)         (17,051,100)      (1,920,776)
                                            ----------------- -------------------- -------------------- ----------------
      Net realized and unrealized
        gains (losses) on investments           (3,424,755)         (14,635,829)         (17,388,742)      (1,882,443)
                                            ----------------- -------------------- -------------------- ----------------
      Net increase (decrease) in net assets
        resulting from operations             $ (2,350,730)       $ (14,789,115)       $ (17,765,654)    $ (1,025,148)
                                            ================= ==================== ==================== ================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

  MSF BLACKROCK    MSF BLACKROCK LEGACY         MSF DAVIS                               MSF FI      MSF JENNISON
LARGE CAP VALUE        LARGE CAP GROWTH     VENTURE VALUE    MSF FI LARGE CAP    VALUE LEADERS            GROWTH
 SUBACCOUNT (a)          SUBACCOUNT (a)    SUBACCOUNT (a)          SUBACCOUNT       SUBACCOUNT    SUBACCOUNT (a)
------------------ ----------------------- ----------------- ------------------- ---------------- -----------------
           $ --                    $ --              $ --                $ --        $ 572,035              $ --
------------------ ----------------------- ----------------- ------------------- ---------------- -----------------
            558                     335           181,094             575,987          349,553            30,642
------------------ ----------------------- ----------------- ------------------- ---------------- -----------------
           (558)                   (335)         (181,094)           (575,987)         222,482           (30,642)
------------------ ----------------------- ----------------- ------------------- ---------------- -----------------
             --                      --                --                  --        3,325,503                --
         (2,017)                 (2,236)       (1,216,417)         (3,333,371)      (3,465,316)         (246,313)
------------------ ----------------------- ----------------- ------------------- ---------------- -----------------
         (2,017)                 (2,236)       (1,216,417)         (3,333,371)        (139,813)         (246,313)
------------------ ----------------------- ----------------- ------------------- ---------------- -----------------
        (14,361)                 (1,256)       (9,017,380)        (24,237,494)     (14,812,291)       (1,229,558)
------------------ ----------------------- ----------------- ------------------- ---------------- -----------------
        (16,378)                 (3,492)      (10,233,797)        (27,570,865)     (14,952,104)       (1,475,871)
------------------ ----------------------- ----------------- ------------------- ---------------- -----------------
      $ (16,936)               $ (3,827)    $ (10,414,891)      $ (28,146,852)   $ (14,729,622)     $ (1,506,513)
================== ======================= ================= =================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (Continued)
For the year ended December 31, 2008

                                                             MSF                              MSF METLIFE            MSF METLIFE
                                                 LEHMAN BROTHERS              MSF METLIFE    CONSERVATIVE        CONSERVATIVE TO
                                            AGGREGATE BOND INDEX    AGGRESSIVE ALLOCATION      ALLOCATION    MODERATE ALLOCATION
                                                      SUBACCOUNT               SUBACCOUNT      SUBACCOUNT             SUBACCOUNT
                                            ----------------------- ------------------------ --------------- ----------------------
INVESTMENT INCOME:
      Dividends                                        $ 711,685                 $ 65,209        $ 56,430               $ 91,654
                                            ----------------------- ------------------------ --------------- ----------------------
EXPENSES:
      Mortality and expense risk
        charges                                          178,382                  151,282          69,453                102,793
                                            ----------------------- ------------------------ --------------- ----------------------
           Net investment income (loss)                  533,303                  (86,073)        (13,023)               (11,139)
                                            ----------------------- ------------------------ --------------- ----------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                             --                  382,643          51,776                 98,030
      Realized gains (losses) on sale of
        investments                                      (50,275)                (362,351)        (89,858)              (240,811)
                                            ----------------------- ------------------------ --------------- ----------------------
           Net realized gains (losses)                   (50,275)                  20,292         (38,082)              (142,781)
                                            ----------------------- ------------------------ --------------- ----------------------
      Change in unrealized gains (losses)
        on investments                                   134,191               (6,931,116)     (1,045,449)            (2,309,463)
                                            ----------------------- ------------------------ --------------- ----------------------
      Net realized and unrealized
        gains (losses) on investments                     83,916               (6,910,824)     (1,083,531)            (2,452,244)
                                            ----------------------- ------------------------ --------------- ----------------------
      Net increase (decrease) in net assets
        resulting from operations                      $ 617,219             $ (6,996,897)   $ (1,096,554)          $ (2,463,383)
                                            ======================= ======================== =============== ======================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                 MSF METLIFE                                                                 MSF
        MSF METLIFE              MODERATE TO     MSF METLIFE          MSF MFS                     MORGAN STANLEY
MODERATE ALLOCATION    AGGRESSIVE ALLOCATION     STOCK INDEX     TOTAL RETURN    MSF MFS VALUE        EAFE INDEX
         SUBACCOUNT               SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
---------------------- ------------------------ --------------- ---------------- ---------------- -----------------
          $ 300,110                $ 212,871       $ 191,105      $ 3,843,763        $ 352,751         $ 335,659
---------------------- ------------------------ --------------- ---------------- ---------------- -----------------
            434,018                  397,320         110,118        1,246,262          195,910           129,248
---------------------- ------------------------ --------------- ---------------- ---------------- -----------------
           (133,908)                (184,449)         80,987        2,597,501          156,841           206,411
---------------------- ------------------------ --------------- ---------------- ---------------- -----------------
            494,299                  585,395         409,870        8,825,692        1,399,479           463,761
           (524,110)              (1,055,455)       (700,286)      (5,018,233)        (973,846)       (1,236,709)
---------------------- ------------------------ --------------- ---------------- ---------------- -----------------
            (29,811)                (470,060)       (290,416)       3,807,459          425,633          (772,948)
---------------------- ------------------------ --------------- ---------------- ---------------- -----------------
        (13,404,794)             (15,252,042)     (3,806,927)     (34,103,528)      (7,652,150)       (5,020,539)
---------------------- ------------------------ --------------- ---------------- ---------------- -----------------
        (13,434,605)             (15,722,102)     (4,097,343)     (30,296,069)      (7,226,517)       (5,793,487)
---------------------- ------------------------ --------------- ---------------- ---------------- -----------------
      $ (13,568,513)           $ (15,906,551)   $ (4,016,356)   $ (27,698,568)    $ (7,069,676)     $ (5,587,076)
====================== ======================== =============== ================ ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (Concluded)
For the year ended December 31, 2008

                                           MSF OPPENHEIMER                   MSF    MSF T. ROWE PRICE   MSF T. ROWE PRICE
                                             GLOBAL EQUITY    RUSSELL 2000 INDEX     LARGE CAP GROWTH    SMALL CAP GROWTH
                                            SUBACCOUNT (a)            SUBACCOUNT           SUBACCOUNT      SUBACCOUNT (a)
                                           ------------------ --------------------- ------------------- --------------------
INVESTMENT INCOME:
      Dividends                                       $ --             $ 149,079            $ 36,878                 $ --
                                           ------------------ --------------------- ------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                        160               138,395             140,486              272,287
                                           ------------------ --------------------- ------------------- --------------------
           Net investment income (loss)               (160)               10,684            (103,608)            (272,287)
                                           ------------------ --------------------- ------------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --               584,848             705,294                   --
      Realized gains (losses) on sale of
        investments                                 (3,409)             (781,596)           (499,969)          (1,304,661)
                                           ------------------ --------------------- ------------------- --------------------
           Net realized gains (losses)              (3,409)             (196,748)            205,325           (1,304,661)
                                           ------------------ --------------------- ------------------- --------------------
     Change in unrealized gains (losses)
        on investments                              (7,322)           (4,152,199)         (6,294,398)         (11,426,452)
                                           ------------------ --------------------- ------------------- --------------------
     Net realized and unrealized
        gains (losses) on investments              (10,731)           (4,348,947)         (6,089,073)         (12,731,113)
                                           ------------------ --------------------- ------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                $ (10,891)         $ (4,338,263)       $ (6,192,681)       $ (13,003,400)
                                           ================== ===================== =================== ====================

(a) For the period April 28, 2008 to December 31, 2008.

The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET
       MANAGEMENT       PIMCO VIT                               VAN KAMPEN
  U.S. GOVERNMENT    TOTAL RETURN    TEMPLETON GROWTH FUND    LIT COMSTOCK
       SUBACCOUNT      SUBACCOUNT               SUBACCOUNT      SUBACCOUNT
-------------------- --------------- ------------------------ ---------------
      $ 1,409,524     $ 2,706,976              $ 2,251,064       $ 221,180
-------------------- --------------- ------------------------ ---------------
          307,298         640,809                1,137,943         114,319
-------------------- --------------- ------------------------ ---------------
        1,102,226       2,066,167                1,113,121         106,861
-------------------- --------------- ------------------------ ---------------
               --       1,143,469                       --         543,219
           76,902         (12,273)              (3,645,671)       (682,962)
-------------------- --------------- ------------------------ ---------------
           76,902       1,131,196               (3,645,671)       (139,743)
-------------------- --------------- ------------------------ ---------------
       (1,660,754)     (1,339,753)             (49,946,969)     (4,135,201)
-------------------- --------------- ------------------------ ---------------
       (1,583,852)       (208,557)             (53,592,640)     (4,274,944)
-------------------- --------------- ------------------------ ---------------
       $ (481,626)    $ 1,857,610            $ (52,479,519)   $ (4,168,083)
==================== =============== ======================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2008 and 2007

                                    AMERICAN FUNDS GLOBAL GROWTH           AMERICAN FUNDS GROWTH    AMERICAN FUNDS GROWTH-INCOME
                                                      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                  --------------------------------- ------------------------------- -------------------------------
                                            2008            2007            2008            2007            2008            2007
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                          $   267,929    $    579,914    $   (219,685)   $   (172,180)   $    235,595    $    227,465
  Net realized gains (losses)          1,797,698       1,654,018       4,379,498       5,322,672         929,490       1,887,247
  Change in unrealized gains
     (losses) on investments         (20,385,656)      1,603,690     (39,645,361)      1,207,869     (18,238,287)       (836,489)
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               (18,320,029)      3,837,622     (35,485,548)      6,358,361     (17,073,202)      1,278,223
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             10,205,447      11,271,592      17,287,908      23,572,214       9,517,698      12,846,310
  Net transfers (including
     fixed account)                    5,681,829      10,987,682        (121,076)     10,717,644        (157,220)      5,197,263
  Contract charges                        (2,338)         (1,950)         (2,823)         (3,582)         (1,532)         (2,190)
  Transfers for contract benefits
     and terminations                (11,239,506)     (6,502,296)    (19,796,005)    (14,857,875)    (10,936,126)     (9,301,149)
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                    4,645,432      15,755,028      (2,631,996)     19,428,401      (1,577,180)      8,740,234
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                 (13,674,597)     19,592,650     (38,117,544)     25,786,762     (18,650,382)     10,018,457
NET ASSETS:
  Beginning of period                 41,776,605      22,183,955      79,822,524      54,035,762      44,513,497      34,495,040
                                  ----------------- --------------- --------------- --------------- --------------- ---------------
  End of period                   $   28,102,008    $ 41,776,605    $ 41,704,980    $ 79,822,524    $ 25,863,115    $ 44,513,497
                                  ================= =============== =============== =============== =============== ===============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                  FTVIPT FRANKLIN SMALL-MID CAP     FTVIPT TEMPLETON DEVELOPING
      FIDELITY VIP CONTRAFUND             FIDELITY VIP MID CAP                GROWTH SECURITIES              MARKETS SECURITIES
                   SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
-------------------------------- -------------------------------- -------------------------------- -------------------------------
          2008           2007              2008           2007             2008            2007            2008            2007
----------------- -------------- ----------------- -------------- ---------------- --------------- --------------- ---------------
 $    (208,335)   $  (202,751)    $    (652,360)   $  (589,420)    $    (87,506)   $   (111,537)      $ 669,985       $ 440,025
    (3,043,490)    17,413,593         9,397,443     10,923,943          842,502       1,136,808       5,097,938       5,443,833
   (24,938,712)    (8,370,517)      (43,731,665)     1,718,434       (5,038,344)       (142,009)    (33,402,975)      4,715,693
----------------- -------------- ----------------- -------------- ---------------- --------------- --------------- ---------------
   (28,190,537)     8,840,325       (34,986,582)    12,052,957       (4,283,348)        883,262     (27,635,052)     10,599,551
----------------- -------------- ----------------- -------------- ---------------- --------------- --------------- ---------------
    12,759,980     15,455,057        16,715,193     22,820,106        2,092,001       2,218,084      10,309,239      12,156,936
      (424,123)     5,858,594        (4,469,439)     4,639,082         (905,029)      1,176,741      (5,486,300)     10,277,847
        (2,608)        (3,477)           (4,348)        (7,286)            (434)           (571)         (1,480)         (2,343)
   (18,527,686)   (14,097,837)      (28,222,493)   (27,412,582)      (2,317,840)     (2,445,925)    (13,243,047)    (12,097,761)
----------------- -------------- ----------------- -------------- ---------------- --------------- --------------- ---------------
    (6,194,437)     7,212,337       (15,981,087)        39,320       (1,131,302)        948,329      (8,421,588)     10,334,679
----------------- -------------- ----------------- -------------- ---------------- --------------- --------------- ---------------
   (34,384,974)    16,052,662       (50,967,669)    12,092,277       (5,414,650)      1,831,591     (36,056,640)     20,934,230
    67,921,366     51,868,704        96,264,185     84,171,908       10,707,730       8,876,139      56,542,703      35,608,473
----------------- -------------- ----------------- -------------- ---------------- --------------- --------------- ---------------
$   33,536,392    $67,921,366    $   45,296,516    $96,264,185     $  5,293,080    $ 10,707,730    $ 20,486,063    $ 56,542,703
================= ============== ================= ============== ================ =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
For the years ended December 31, 2008 and 2007

                                        FTVIPT TEMPLETON FOREIGN
                                                      SECURITIES    JANUS ASPEN GLOBAL LIFE SCIENCES  JANUS ASPEN GLOBAL TECHNOLOGY
                                                      SUBACCOUNT                          SUBACCOUNT                     SUBACCOUNT
                                  --------------------------------- --------------------------------- ------------------------------
                                            2008            2007           2008               2007           2008              2007
                                  ----------------- --------------- -------------- ------------------ -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                            $ 334,046    $    210,639    $   (49,103)   $       (54,926)   $   (34,919)   $     (36,102)
  Net realized gains (losses)          1,719,084       2,254,672        140,480            343,179        (69,617)         262,544
  Change in unrealized gains
     (losses) on investments         (14,981,018)      1,133,695     (1,521,236)           547,303     (1,755,045)         521,860
                                  ----------------- --------------- -------------- ------------------ -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               (12,927,888)      3,599,006     (1,429,859)           835,556     (1,859,581)         748,302
                                  ----------------- --------------- -------------- ------------------ -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              6,299,247       7,842,600        745,577            702,697        794,449          774,940
  Net transfers (including
     fixed account)                    1,486,550       3,215,594       (172,689)          (120,641)      (106,520)          16,168
  Contract charges                          (269)           (616)          (649)              (835)          (508)            (625)
  Transfers for contract benefits
     and terminations                 (8,109,689)     (7,335,780)    (1,185,342)        (1,137,459)    (1,001,596)      (1,344,339)
                                  ----------------- --------------- -------------- ------------------ -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                     (324,161)      3,721,798       (613,103)          (556,238)      (314,175)        (553,856)
                                  ----------------- --------------- -------------- ------------------ --------------  --------------
     Net increase (decrease)
       in net assets                 (13,252,049)      7,320,804     (2,042,962)           279,318     (2,173,756)         194,446
NET ASSETS:
  Beginning of period                 30,723,985      23,403,181      4,833,776          4,554,458      4,229,648        4,035,202
                                  ----------------- --------------- -------------- ------------------ --------------  --------------
  End of period                   $   17,471,936    $ 30,723,985    $ 2,790,814    $     4,833,776    $ 2,055,892     $  4,229,648
                                  ================= =============== ============== ================== ==============  ==============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

   JANUS ASPEN MID CAP GROWTH          LMPET SMALL CAP VALUE          LMPVET AGGRESSIVE GROWTH             LMPVET APPRECIATION
                   SUBACCOUNT                     SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
-------------------------------- ------------------------------ --------------------------------- -------------------------------
          2008           2007             2008          2007               2008           2007            2008            2007
----------------- -------------- ---------------- ------------- ------------------ -------------- --------------- ---------------
 $    (323,290)   $  (366,403)   $    (104,670)   $  (161,163)   $    (1,119,403)   $(1,798,605)        $ 7,053      $ (146,247)
     1,998,095      2,222,132         (379,355)     2,460,790          1,606,980     14,493,553       1,895,821       8,266,245
   (16,812,087)     4,003,119       (3,225,385)    (2,703,865)       (44,480,850)   (11,179,548)    (18,848,898)     (3,320,139)
----------------- -------------- ---------------- ------------- ------------------ -------------- --------------- ---------------
   (15,137,282)     5,858,848       (3,709,410)      (404,238)       (43,993,273)     1,515,400     (16,946,024)      4,799,859
----------------- -------------- ---------------- ------------- ------------------ -------------- --------------- ---------------
     5,702,406      6,521,122        2,271,885      3,317,556         14,652,342     22,079,066       6,962,974       9,465,924
        71,290      3,878,539         (683,871)      (671,988)        (8,264,130)   (10,057,030)        774,409        (511,490)
        (2,235)        (3,003)             118           (118)            (1,284)        (2,741)         (3,240)         (4,918)
    (8,604,586)   (10,558,022)      (3,585,405)    (5,085,891)       (36,770,120)   (50,623,546)    (18,947,818)    (20,194,250)
----------------- -------------- ---------------- ------------- ------------------ -------------- --------------- ---------------
    (2,833,125)      (161,364)      (1,997,273)    (2,440,441)       (30,383,192)   (38,604,251)    (11,213,675)    (11,244,734)
----------------- -------------- ---------------- ------------- ------------------ -------------- --------------- ---------------
   (17,970,407)     5,697,484       (5,706,683)    (2,844,679)       (74,376,465)   (37,088,851)    (28,159,699)     (6,444,875)
    35,220,236     29,522,752       11,437,141     14,281,820        127,808,491    164,897,342      64,436,090      70,880,965
----------------- -------------- ---------------- ------------- ------------------ -------------- --------------- ---------------
$   17,249,829    $35,220,236    $   5,730,458    $11,437,141     $   53,432,026   $127,808,491    $ 36,276,391    $ 64,436,090
================= ============== ================ ============= ================== ============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
For the years ended December 31, 2008 and 2007

                                       LMPVET CAPITAL AND INCOME             LMPVET EQUITY INDEX      LMPVET FUNDAMENTAL VALUE
                                                      SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                  --------------------------------- ------------------------------- -----------------------------
                                            2008         2007 (a)           2008            2007            2008       2007 (a)
                                  ----------------- --------------- --------------- --------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                         $    (53,386)   $    119,582    $    211,913    $    194,824    $     84,052    $   103,165
  Net realized gains (losses)         (2,146,553)      3,886,063         258,754       6,478,726      (2,187,950)     1,322,220
  Change in unrealized gains
     (losses) on investments          (4,994,302)     (3,881,021)    (18,617,444)     (4,097,480)     (7,438,487)    (3,066,047)
                                  ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                (7,194,241)        124,624     (18,146,777)      2,576,070      (9,542,385)    (1,640,662)
                                  ----------------- --------------- --------------- --------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              2,277,086       2,067,415       6,771,458      10,134,049       3,576,427      3,368,323
  Net transfers (including
     fixed account)                   (1,484,444)     28,736,634      (1,865,640)     (1,239,727)     (2,032,754)    36,867,610
  Contract charges                          (914)         (1,160)           (768)         (1,090)           (938)        (1,527)
  Transfers for contract benefits
     and terminations                 (6,560,306)     (6,961,933)    (15,962,154)    (22,288,520)     (7,777,330)    (8,660,582)
                                  ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                   (5,768,578)     23,840,956     (11,057,104)    (13,395,288)     (6,234,595)    31,573,824
                                  ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets                 (12,962,819)     23,965,580     (29,203,881)    (10,819,218)    (15,776,980)    29,933,162
NET ASSETS:
  Beginning of period                 23,965,580              --      54,611,228      65,430,446      29,933,162             --
                                  ----------------- --------------- --------------- --------------- --------------- -------------
  End of period                   $   11,002,761    $ 23,965,580    $ 25,407,347    $ 54,611,228    $ 14,156,182    $29,933,162
                                  ================= =============== =============== =============== =============== =============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

             LMPVET INVESTORS          LMPVET LARGE CAP GROWTH             LMPVET S&P 500 INDEX        LMPVET SMALL CAP GROWTH
                   SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
-------------------------------- -------------------------------- -------------------------------- ------------------------------
          2008           2007              2008           2007              2008           2007           2008         2007 (a)
----------------- -------------- ----------------- -------------- ----------------- -------------- -------------- ---------------
  $    (32,466)   $   (39,847)    $    (184,348)   $  (368,103)      $   176,912    $    77,263      $ (99,214)      $ (87,061)
     1,271,979      5,470,291          (139,778)     1,653,821          (327,748)     3,478,394       (418,445)        799,847
   (15,122,480)    (3,683,744)       (8,640,383)       176,557       (15,761,870)    (1,161,839)    (3,611,123)       (506,343)
----------------- -------------- ----------------- -------------- ----------------- -------------- -------------- ---------------
   (13,882,967)     1,746,700        (8,964,509)     1,462,275       (15,912,706)     2,393,818     (4,128,782)        206,443
----------------- -------------- ----------------- -------------- ----------------- -------------- -------------- ---------------
     4,312,055      6,967,130         3,539,552      5,544,733         5,862,575      7,659,437      2,082,161       1,958,776
    (3,375,242)    (3,089,779)       (1,925,330)    (2,496,964)       (1,667,633)    (2,647,033)      (267,971)     11,444,045
        (2,217)        (3,377)             (581)        (1,311)           (4,825)        (7,846)          (190)           (204)
   (14,393,340)   (17,795,348)       (8,946,109)   (10,669,042)      (10,546,609)   (19,496,000)    (3,107,974)     (2,678,875)
----------------- -------------- ----------------- -------------- ----------------- -------------- -------------- ---------------
   (13,458,744)   (13,921,374)       (7,332,468)    (7,622,584)       (6,356,492)   (14,491,442)    (1,293,974)     10,723,742
----------------- -------------- ----------------- -------------- ----------------- -------------- -------------- ---------------
   (27,341,711)   (12,174,674)      (16,296,977)    (6,160,309)      (22,269,198)   (12,097,624)    (5,422,756)     10,930,185
    46,652,154     58,826,828        28,383,398     34,543,707        45,344,149     57,441,773     10,930,185              --
----------------- -------------- ----------------- -------------- ----------------- -------------- -------------- ---------------
$   19,310,443    $46,652,154    $   12,086,421    $28,383,398    $   23,074,951    $45,344,149    $ 5,507,429    $ 10,930,185
================= ============== ================= ============== ================= ============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
For the years ended December 31, 2008 and 2007

                                         LMPVET SOCIAL AWARENESS    LMPIT INVESTMENT GRADE BOND     SLMPVIT ADJUSTABLE RATE INCOME
                                                      SUBACCOUNT                     SUBACCOUNT                         SUBACCOUNT
                                  --------------------------------- ------------------------------- ------------------------------
                                            2008            2007            2008            2007              2008          2007
                                  ----------------- --------------- --------------- --------------- ----------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                           $   66,217    $     35,000    $  1,405,259    $  1,331,989       $    59,172    $   75,284
  Net realized gains (losses)           (249,001)      2,373,252      (1,796,657)       (376,131)         (117,401)       (6,012)
  Change in unrealized gains
     (losses) on investments          (2,518,087)     (1,292,772)     (6,355,959)       (768,959)         (323,809)      (68,247)
                                  ----------------- --------------- --------------- --------------- ----------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                (2,700,871)      1,115,480      (6,747,357)        186,899          (382,038)        1,025
                                  ----------------- --------------- --------------- --------------- ----------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     fromcontract owners               1,208,967       4,918,088       4,769,311       8,126,858           377,025       415,820
  Net transfers (including
     fixed account)                      (66,790)       (400,089)     (2,051,954)       (960,558)         (372,674)      315,890
  Contract charges                          (274)           (395)         (1,141)         (1,510)              (78)          (71)
  Transfers for contract benefits
     and terminations                 (3,138,551)     (3,504,993)     (8,722,605)    (11,564,828)         (346,761)     (508,490)
                                  ----------------- --------------- --------------- --------------- ----------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                   (1,996,648)      1,012,611      (6,006,389)     (4,400,038)         (342,488)      223,149
                                  ----------------- --------------- --------------- --------------- ----------------- ------------
     Net increase (decrease)
       in net assets                  (4,697,519)      2,128,091     (12,753,746)     (4,213,139)         (724,526)      224,174
NET ASSETS:
  Beginning of period                 11,770,946       9,642,855      31,317,655      35,530,794         1,931,576     1,707,402
                                  ----------------- --------------- --------------- --------------- ----------------- ------------
  End of period                    $   7,073,427    $ 11,770,946    $ 18,563,909    $ 31,317,655       $ 1,207,050    $1,931,576
                                  ================= =============== =============== =============== ================= ============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                                                              MIST
                                                                                                    AMERICAN FUNDS
LMPVIT DIVERSIFIED STRATEGIC                                                                              BALANCED
                      INCOME    LMPVIT GLOBAL HIGH YIELD BOND                LMPVIT MONEY MARKET        ALLOCATION
                  SUBACCOUNT                       SUBACCOUNT                         SUBACCOUNT        SUBACCOUNT
------------------------------- -------------------------------- ---------------------------------- -----------------
         2008           2007              2008           2007               2008            2007           2008 (b)
---------------- -------------- ----------------- -------------- ------------------ --------------- -----------------
  $   178,511    $   195,555     $   1,412,761    $ 1,273,462      $   3,121,917    $  7,934,310           $ 8,975
     (240,530)       (53,583)       (1,202,343)       416,989                 --              --           (14,416)
     (559,252)       (99,427)       (5,686,680)    (1,894,498)                --              --          (125,808)
---------------- -------------- ----------------- -------------- ------------------ --------------- -----------------
     (621,271)        42,545        (5,476,262)      (204,047)         3,121,917       7,934,310          (131,249)
---------------- -------------- ----------------- -------------- ------------------ --------------- -----------------
      706,759        970,898         3,131,891      4,666,384         48,561,499      96,213,220            32,562
     (109,255)        80,986        (1,955,752)      (842,537)        36,436,041     (26,380,756)          457,549
           --             --              (672)          (909)           (15,332)        (18,301)               (4)
   (1,774,488)    (2,165,958)       (5,879,041)    (7,101,102)       (92,641,260)    (81,245,146)          (15,308)
---------------- -------------- ----------------- -------------- ------------------ --------------- -----------------
   (1,176,984)    (1,114,074)       (4,703,574)    (3,278,164)        (7,659,052)    (11,430,983)          474,799
---------------- -------------- ----------------- -------------- ------------------ --------------- -----------------
   (1,798,255)    (1,071,529)      (10,179,836)    (3,482,211)        (4,537,135)     (3,496,673)          343,550
    4,928,516      6,000,045        20,484,958     23,967,169        214,042,020     217,538,693                --
---------------- -------------- ----------------- -------------- ------------------ --------------- -----------------
$   3,130,261    $ 4,928,516    $   10,305,122    $20,484,958      $ 209,504,885    $214,042,020         $ 343,550
================ ============== ================= ============== ================== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
For the years ended December 31, 2008 and 2007

                                                                 MIST
                                                MIST   AMERICAN FUNDS
                                      AMERICAN FUNDS         MODERATE
                                   GROWTH ALLOCATION       ALLOCATION    MIST BLACKROCK HIGH YIELD     MIST BLACKROCK LARGE CAP CORE
                                          SUBACCOUNT       SUBACCOUNT                   SUBACCOUNT                        SUBACCOUNT
                                  -------------------- -------------- --------------------------------- ----------------------------
                                     2008 (b)              2008 (b)          2008          2007                2008          2007
                                  -------------------- -------------- -------------- ------------------ -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                               $   15,946     $   6,784    $   600,787    $       864,571    $   (36,527)   $  (37,851)
  Net realized gains (losses)                 (4,494)       (7,195)      (398,504)            23,052       (155,571)      814,644
  Change in unrealized gains
     (losses) on investments                (100,408)      (22,337)    (2,584,150)          (769,681)    (2,680,717)     (393,271)
                                  -------------------- -------------- -------------- ------------------ -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                       (88,956)      (22,748)    (2,381,867)           117,942     (2,872,815)      383,522
                                  -------------------- -------------- -------------- ------------------ -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                    129,320        18,645      1,995,612          3,079,197      1,402,566     2,310,693
  Net transfers (including
     fixed account)                          370,006       208,067       (813,183)         1,650,095        285,935       350,967
  Contract charges                                --           (15)          (532)              (611)          (355)         (494)
  Transfers for contract benefits
     and terminations                        (10,096)         (188)    (2,744,771)        (3,337,897)    (2,192,553)   (2,119,667)
                                  -------------------- -------------- -------------- ------------------ -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                          489,230       226,509     (1,562,874)         1,390,784       (504,407)      541,499
                                  -------------------- -------------- -------------- ------------------ -------------- -------------
     Net increase (decrease)
       in net assets                         400,274       203,761     (3,944,741)         1,508,726     (3,377,222)      925,021
NET ASSETS:
  Beginning of period                             --            --     10,715,479          9,206,753      7,972,300     7,047,279
                                  -------------------- -------------- -------------- ------------------ -------------- -------------
  End of period                          $   400,274    $  203,761    $ 6,770,738    $    10,715,479    $ 4,595,078    $7,972,300
                                  ==================== ============== ============== ================== ============== =============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

MIST CLARION GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE    MIST HARRIS OAKMARK INTERNATIONAL               MIST JANUS FORTY
                     SUBACCOUNT                     SUBACCOUNT                           SUBACCOUNT                     SUBACCOUNT
---------------------------------- ---------------- ------------- --------------------------------- ------------------------------
          2008             2007             2008          2007              2008           2007            2008             2007
----------------- ---------------- ---------------- ------------- ----------------- -------------- --------------- ---------------
   $   181,393    $      24,728      $    (1,299)   $  (13,403)      $   388,303    $   (119,984)    $ 7,847,393     $ (1,825,801)
      (579,097)       2,846,761          (97,816)       32,573         2,040,121       6,271,180        (642,381)      32,213,713
    (8,489,109)      (8,132,634)        (364,035)     (101,029)      (23,676,369)     (7,213,777)    (82,903,964)      16,746,504
----------------- ---------------- ---------------- ------------- ----------------- --------------- --------------- --------------
    (8,886,813)      (5,261,145)        (463,150)      (81,859)      (21,247,945)     (1,062,581)    (75,698,952)      47,134,416
----------------- ---------------- ---------------- ------------- ----------------- --------------- --------------- --------------
     5,319,374        9,500,312          391,007       748,776         8,168,590      13,254,055      18,802,206       21,871,296
    (2,230,488)      (4,727,568)        (186,525)    1,141,205        (4,407,229)      4,024,745       5,247,690       (3,713,332)
        (1,077)          (2,334)             (56)          (70)           (2,392)         (3,332)        (12,902)         (16,227)
    (5,966,624)      (8,320,123)        (894,307)     (202,833)      (14,011,689)     21,294,145)    (52,086,018)     (57,013,657)
----------------- ---------------- ---------------- ------------- ----------------- --------------- --------------- --------------
    (2,878,815)      (3,549,713)        (689,881)    1,687,078       (10,252,720)     (4,018,677)    (28,049,024)     (38,871,920)
----------------- ---------------- ---------------- ------------- ----------------- --------------- --------------- --------------
   (11,765,628)      (8,810,858)      (1,153,031)    1,605,219       (31,500,665)     (5,081,258)   (103,747,976)       8,262,496
    22,939,411       31,750,269        2,286,760       681,541        57,585,252      62,666,510     196,457,277      188,194,781
----------------- ---------------- ---------------- ------------- ----------------- --------------- --------------- --------------
$   11,173,783    $  22,939,411    $   1,133,729    $2,286,760    $   26,084,587    $ 57,585,252    $ 92,709,301    $ 196,457,277
================= ================ ================ ============= ================= =============== =============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
For the years ended December 31, 2008 and 2007

                                                                       MIST
                                                                 LEGG MASON
                                                                   PARTNERS                                          MIST
                                                                 AGGRESSIVE               MIST LEGG MASON      LEGG MASON
                                          MIST LAZARD MID CAP        GROWTH       PARTNERS MANAGED ASSETS    VALUE EQUITY
                                                   SUBACCOUNT    SUBACCOUNT                    SUBACCOUNT      SUBACCOUNT
                                  ------------------------------ ------------- -------------- -------------- ---------------
                                            2008      2007 (a)      2008 (b)          2008           2007         2008 (b)
                                  ----------------- ------------ ------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                        $    (119,284)   $  (2,413)  $       (20)   $    22,538    $     5,675    $        (55)
  Net realized gains (losses)           (798,818)      (1,763)         (259)        36,942         38,527              (1)
  Change in unrealized gains
     (losses) on investments          (5,641,708)     (60,160)         (914)      (338,398)       (23,162)         (4,865)
                                  ----------------- ------------ ------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                (6,559,810)     (64,336)       (1,193)      (278,918)        21,040          (4,921)
                                  ----------------- ------------ ------------- -------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              1,579,874      459,937         3,430        185,204        213,791           2,559
  Net transfers (including
     fixed account)                   17,661,444      356,503         8,338        139,782        711,052          23,703
  Contract charges                        (1,073)         (25)           (2)           (27)           (37)             --
  Transfers for contract benefits
     and terminations                 (3,135,753)     (29,785)         (552)       (44,673)       (29,789)              5
                                  ----------------- ------------ ------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                   16,104,492      786,630        11,214        280,286        895,017          26,267
                                  ----------------- ------------ ------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets                   9,544,682      722,294        10,021          1,368        916,057          21,346
NET ASSETS:
  Beginning of period                    722,294           --            --      1,022,112        106,055              --
                                  ----------------- ------------ ------------- -------------- -------------- ---------------
  End of period                   $   10,266,976    $ 722,294    $   10,021    $ 1,023,480    $ 1,022,112    $     21,346
                                  ================= ============ ============= ============== ============== ===============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                            MIST                                                              MIST
MIST LORD ABBETT BOND DEBENTURE    LORD ABBETT GROWTH AND INCOME    MIST LORD ABBETT MID CAP VALUE    MET/AIM CAPITAL APPRECIATION
                     SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
---------------------------------- -------------------------------- --------------------------------- ----------------------------
         2008              2007              2008            2007             2008          2007 (a)           2008           2007
---------------- ----------------- ----------------- -------------- ---------------- ---------------- --------------- ------------
  $   191,164    $      188,415       $   410,868    $   (428,644)    $    (63,753)   $    (130,315)      $ 347,325     $ (692,860)
     (129,971)           63,926         2,464,775       8,085,132            9,741         (119,037)     (3,766,456)      (601,266)
   (1,247,882)            8,438       (42,356,404)     (4,492,303)      (5,701,767)      (1,463,173)    (18,621,371)     7,798,224
---------------- ----------------- ----------------- -------------- ---------------- ---------------- --------------- ------------
   (1,186,689)          260,779       (39,480,761)      3,164,185       (5,755,779)      (1,712,525)    (22,040,502)     6,504,098
---------------- ----------------- ----------------- -------------- ---------------- ---------------- --------------- ------------
    1,556,125         2,193,483        13,898,028      19,638,708        3,036,224        3,565,782       5,588,414      7,743,483
     (175,222)        1,852,331        (8,033,808)     15,817,971         (966,286)      17,366,610      (2,474,981)    (1,898,013)
          (99)             (102)           (4,710)         (7,624)            (289)            (318)         (2,920)        (3,949)
   (2,049,469)       (1,285,532)      (33,022,937)    (45,586,893)      (4,167,309)      (3,402,125)    (14,565,155)   (20,256,473)
---------------- ----------------- ----------------- -------------- ---------------- ---------------- --------------- ------------
     (668,665)        2,760,180       (27,163,427)    (10,137,838)      (2,097,660)      17,529,949     (11,454,642)   (14,414,952)
---------------- ----------------- ----------------- -------------- ---------------- ---------------- --------------- ------------
   (1,855,354)        3,020,959       (66,644,188)     (6,973,653)      (7,853,439)      15,817,424     (33,495,144)    (7,910,854)
    6,313,283         3,292,324       123,113,837     130,087,490       15,817,424               --      58,104,138     66,014,992
---------------- ----------------- ----------------- -------------- ---------------- ---------------- --------------- ------------
$   4,457,929    $    6,313,283    $   56,469,649    $123,113,837    $   7,963,985   $   15,817,424    $ 24,608,994    $58,104,138
================ ================= ================= ============== ================ ================ =============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
For the years ended December 31, 2008 and 2007

                                                                                                        MIST            MIST
                                                                                       MIST              MFS     OPPENHEIMER
                                                                               MFS EMERGING         RESEARCH         CAPITAL
                                            MIST MET/AIM SMALL CAP GROWTH    MARKETS EQUITY    INTERNATIONAL    APPRECIATION
                                                               SUBACCOUNT        SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                            ------------------------------- --------------- ---------------- ---------------
                                                     2008           2007         2008 (b)         2008 (b)        2008 (b)
                                            ---------------- -------------- --------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $    (20,765)   $    (8,864)   $        (28)   $        (588)   $       (230)
  Net realized gains (losses)                       5,684         25,769             117           (7,285)           (451)
  Change in unrealized gains (losses) on
     investments                                 (969,518)        (7,863)          1,480          (30,661)        (19,122)
                                            ---------------- -------------- --------------- ---------------- ---------------
     Net increase (decrease) in net assets
       resulting from operations                 (984,599)         9,042           1,569          (38,534)        (19,803)
                                            ---------------- -------------- --------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                              482,297      1,044,733          27,637           23,019           6,230
  Net transfers (including fixed account)          88,906      1,101,091          75,299          163,871         134,342
  Contract charges                                    (95)           (75)            (38)             (22)             (3)
  Transfers for contract benefits and
     terminations                                (452,585)      (154,134)        (40,841)          (3,814)           (411)
                                            ---------------- -------------- --------------- ---------------- ---------------
     Net increase (decrease) in net assets
       resulting from contract transactions       118,523      1,991,615          62,057          183,054         140,158
                                            ---------------- -------------- --------------- ---------------- ---------------
     Net increase (decrease) in net assets       (866,076)     2,000,657          63,626          144,520         120,355
NET ASSETS:
  Beginning of period                           2,336,870        336,213              --               --              --
                                            ---------------- -------------- --------------- ---------------- ---------------
  End of period                             $   1,470,794    $ 2,336,870    $     63,626    $     144,520    $    120,355
                                            ================ ============== =============== ================ ===============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                          MIST                                                                                                MIST
PIMCO INFLATION PROTECTED BOND             MIST PIONEER FUND      MIST PIONEER STRATEGIC INCOME       THIRD AVENUE SMALL CAP VALUE
                    SUBACCOUNT                    SUBACCOUNT                         SUBACCOUNT                         SUBACCOUNT
--------------------------------- ----------------------------- -------------------------------- ----------------------------------
         2008          2007 (a)            2008         2007              2008           2007            2008               2007
---------------- ---------------- ---------------- ------------ ----------------- -------------- --------------- ------------------
   $   91,647    $      (6,852)       $    (302)   $   (6,074)   $   1,074,025    $   (74,949)     $ (153,286)        $ (387,871)
      (12,578)           4,124          (63,663)       54,882         (339,765)        72,138        (965,637)           488,369
     (412,254)          80,873         (603,225)       17,001       (3,084,990)       919,886     (13,670,192)        (5,640,945)
---------------- ---------------- ---------------- ------------ ----------------- -------------- --------------- ------------------
     (333,185)          78,145         (667,190)       65,809       (2,350,730)       917,075     (14,789,115)        (5,540,447)
---------------- ---------------- ---------------- ------------ ----------------- -------------- --------------- ------------------
      843,301        1,521,359          522,278       592,039        3,611,700      4,921,425       8,872,112          9,676,311
    1,946,966          937,667         (176,001)       95,394          471,430      2,690,280      (3,211,395)        54,332,245
         (166)             (49)             (49)          (50)          (1,357)        (1,832)         (3,507)            (5,565)
   (1,255,671)        (223,755)        (483,256)     (474,016)      (5,301,357)    (5,379,178)    (16,609,812)       (13,519,401)
---------------- ---------------- ---------------- ------------ ----------------- -------------- --------------- ------------------
    1,534,430        2,235,222         (137,028)      213,367       (1,219,584)     2,230,695     (10,952,602)        50,483,590
---------------- ---------------- ---------------- ------------ ----------------- -------------- --------------- ------------------
    1,201,245        2,313,367         (804,218)      279,176       (3,570,314)     3,147,770     (25,741,717)        44,943,143
    2,313,367               --        2,063,241     1,784,065       18,725,754     15,577,984      55,507,464         10,564,321
---------------- ---------------- ---------------- ------------ ----------------- -------------- --------------- ------------------
$   3,514,612    $   2,313,367    $   1,259,023    $2,063,241   $   15,155,440    $18,725,754    $ 29,765,747       $ 55,507,464
================ ================ ================ ============ ================= ============== =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
For the years ended December 31, 2008 and 2007

                                                                                                                      MSF BLACKROCK
                                                                                                                             LEGACY
                                                                                                        MSF BLACKROCK     LARGE CAP
                                  MSF BLACKROCK AGGRESSIVE GROWTH        MSF BLACKROCK BOND INCOME    LARGE CAP VALUE        GROWTH
                                                       SUBACCOUNT                       SUBACCOUNT         SUBACCOUNT    SUBACCOUNT
                                  ---------------------------------- -------------------------------  --------------- -------------
                                            2008             2007            2008              2007      2008 (b)       2008 (b)
                                  ----------------- ---------------- --------------- ---------------   -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                        $    (376,912)   $    (509,432)   $    857,295    $      569,904    $    (558)     $    (335)
  Net realized gains (losses)           (337,642)         855,332          38,333           337,306       (2,017)        (2,236)
  Change in unrealized gains
     (losses) on investments         (17,051,100)       7,234,657      (1,920,776)          278,753       (14,361)       (1,256)
                                  ----------------- ---------------- --------------- ---------------   -------------  ------------
     Net increase (decrease)
       in net assets resulting
       from operations               (17,765,654)       7,580,557      (1,025,148)        1,185,963       (16,936)       (3,827)
                                  ----------------- ---------------- --------------- ---------------   -------------  ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              5,047,587        6,322,074       3,168,292         4,437,977        19,703        15,067
  Net transfers (including
     fixed account)                   (1,589,641)        (152,811)        505,066          (845,688)      140,661       213,636
  Contract charges                        (2,480)          (3,110)         (1,651)           (1,843)           (7)          (11)
  Transfers for contract benefits
     and terminations                (10,861,570)     (13,731,440)     (7,280,579)       (9,145,974)       (2,360)      (11,644)
                                  ----------------- ---------------- --------------- ---------------   -------------  ------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                   (7,406,104)      (7,565,287)     (3,608,872)       (5,555,528)      157,997       217,048
                                  ----------------- ---------------- --------------- ---------------   -------------  ------------
     Net increase (decrease)
       in net assets                 (25,171,758)          15,270      (4,634,020)       (4,369,565)      141,061       213,221
NET ASSETS:
  Beginning of period                 43,701,285       43,686,015      22,691,502        27,061,067            --            --
                                  ----------------- ---------------- --------------- ---------------   -------------  ------------
  End of period                   $   18,529,527    $  43,701,285    $ 18,057,482    $   22,691,502    $  141,061     $ 213,221
                                  ================= ================ =============== ===============   =============  ============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

           MSF                                                                             MSF
 DAVIS VENTURE                                                                        JENNISON             MSF LEHMAN BROTHERS
         VALUE                 MSF FI LARGE CAP             MSF FI VALUE LEADERS        GROWTH            AGGREGATE BOND INDEX
    SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT    SUBACCOUNT                      SUBACCOUNT
----------------- -------------------------------- -------------------------------- ------------- -------------------------------
       2008 (b)          2008              2007           2008              2007       2008 (b)           2008         2007 (c)
----------------- -------------- ----------------- -------------- ----------------- ------------- --------------- ---------------
 $    (181,094)   $  (575,987)    $    (785,932)   $   222,482     $    (114,832)   $  (30,642)      $ 533,303       $ (27,539)
    (1,216,417)    (3,333,371)        5,858,706       (139,813)        4,848,853      (246,313)        (50,275)         21,745
    (9,017,380)   (24,237,494)       (2,579,475)   (14,812,291)       (2,848,565)   (1,229,558)        134,191         219,120
----------------- -------------- ----------------- -------------- ----------------- ------------- --------------- ---------------
   (10,414,891)   (28,146,852)        2,493,299    (14,729,622)        1,885,456    (1,506,513)        617,219         213,326
----------------- -------------- ----------------- -------------- ----------------- ------------- --------------- ---------------
     2,376,920      7,184,092        10,154,545      4,877,843         7,351,242       538,498       2,947,948         454,116
    28,454,771     (2,880,121)       (4,374,180)    (2,366,918)       (1,430,139)    4,617,964         423,195      16,406,897
        (1,663)        (2,596)           (3,648)        (2,634)           (3,994)         (460)             --              --
    (5,215,353)   (14,660,617)      (26,698,302)    (9,616,299)      (17,414,996)   (1,046,113)     (5,664,057)     (1,955,566)
----------------- -------------- ----------------- -------------- ----------------- ------------- --------------- ---------------
    25,614,675    (10,359,242)      (20,921,585)    (7,108,008)      (11,497,887)    4,109,889      (2,292,914)     14,905,447
----------------- -------------- ----------------- -------------- ----------------- ------------- --------------- ---------------
    15,199,784    (38,506,094)      (18,428,286)   (21,837,630)       (9,612,431)    2,603,376      (1,675,695)     15,118,773
            --     69,005,984        87,434,270     41,111,692        50,724,123            --      15,118,773              --
----------------- -------------- ----------------- -------------- ----------------- ------------- --------------- ---------------
$   15,199,784    $30,499,890     $  69,005,984    $19,274,062    $   41,111,692    $2,603,376    $ 13,443,078    $ 15,118,773
================= ============== ================= ============== ================= ============= =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
For the years ended December 31, 2008 and 2007

                                                                                                     MSF METLIFE CONSERVATIVE TO
                                  MSF METLIFE AGGRESSIVE ALLOCATION      MSF METLIFE CONSERVATIVE            MODERATE ALLOCATION
                                                         SUBACCOUNT         ALLOCATION SUBACCOUNT                     SUBACCOUNT
                                  ---------------------------------- ----------------------------- -------------- ---------------
                                          2008               2007           2008           2007           2008            2007
                                  --------------- ------------------ -------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)    $    (86,073)   $      (108,117)   $   (13,023)   $   (42,059)   $   (11,139)   $    (69,511)
  Net realized gains (losses)           20,292             61,244        (38,082)        50,029       (142,781)         78,366
  Change in unrealized gains
     (losses) on investments        (6,931,116)           (38,829)    (1,045,449)       169,474     (2,309,463)        190,893
                                  --------------- ------------------ -------------- -------------- -------------- ---------------
     Net increase (decrease) in
       net assets resulting from
       operations                   (6,996,897)           (85,702)    (1,096,554)       177,444     (2,463,383)        199,748
                                  --------------- ------------------ -------------- -------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            7,648,527          7,017,466      2,192,190      1,404,372      3,662,202       4,639,082
  Net transfers (including fixed
     account)                           18,759          4,544,476      1,693,290      2,541,186      1,734,533       1,152,021
  Contract charges                      (1,433)            (1,039)          (604)          (251)        (1,048)           (692)
  Transfers for contract benefits
     and terminations               (2,896,907)        (1,629,089)    (1,565,945)      (387,862)    (2,928,998)       (683,034)
                                  --------------- ------------------ -------------- -------------- -------------- ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions         4,768,946          9,931,814      2,318,931      3,557,445      2,466,689       5,107,377
                                  --------------- ------------------ -------------- -------------- -------------- ---------------
     Net increase (decrease) in
       net assets                   (2,227,951)         9,846,112      1,222,377      3,734,889          3,306       5,307,125
NET ASSETS:
  Beginning of period               13,840,838          3,994,726      5,148,762      1,413,873      8,911,464       3,604,339
                                  --------------- ------------------ -------------- -------------- -------------- ---------------
  End of period                   $ 11,612,887    $    13,840,838    $ 6,371,139    $ 5,148,762    $ 8,914,770    $  8,911,464
                                  =============== ================== ============== ============== ============== ===============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                        MSF METLIFE MODERATE TO
MSF METLIFE MODERATE ALLOCATION           AGGRESSIVE ALLOCATION        MSF METLIFE STOCK INDEX             MSF MFS TOTAL RETURN
                     SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
---------------------------------- ------------------------------- ------------------------------ --------------------------------
          2008             2007              2008          2007             2008       2007 (a)           2008             2007
----------------- ---------------- ----------------- ------------- ---------------- ------------- --------------- ----------------
 $    (133,908)   $    (248,676)    $    (184,449)   $  (295,231)      $   80,987    $  (20,955)    $ 2,597,501      $ 1,283,967
       (29,811)         153,148          (470,060)       279,576         (290,416)       22,046       3,807,459        7,207,765
   (13,404,794)         410,311       (15,252,042)       314,638       (3,806,927)      147,012     (34,103,528)      (3,750,287)
----------------- ---------------- ----------------- ------------- ---------------- ------------- --------------- ----------------
   (13,568,513)         314,783       (15,906,551)       298,983       (4,016,356)      148,103     (27,698,568)       4,741,445
----------------- ---------------- ----------------- ------------- ---------------- ------------- --------------- ----------------
    17,025,280       20,387,978        15,535,021     18,289,648        2,018,817       323,167      16,735,830       22,681,820
       483,891        8,453,961          (665,589)    10,728,146         (369,504)   12,393,805      (6,405,585)         256,177
        (2,163)          (1,569)           (2,685)        (2,192)              --            --          (8,142)         (10,514)
    (6,170,301)      (3,457,385)       (7,000,766)    (5,464,324)      (3,213,334)   (1,176,982)    (40,554,866)     (43,761,597)
----------------- ---------------- ----------------- ------------- ---------------- ------------- --------------- ----------------
    11,336,707       25,382,985         7,865,981     23,551,278       (1,564,021)   11,539,990     (30,232,763)     (20,834,114)
----------------- ---------------- ----------------- ------------- ---------------- ------------- --------------- ----------------
    (2,231,806)      25,697,768        (8,040,570)    23,850,261       (5,580,377)   11,688,093     (57,931,331)     (16,092,669)
    37,583,555       11,885,787        38,260,256     14,409,995       11,688,093            --     135,557,250      151,649,919
----------------- ---------------- ----------------- ------------- ---------------- ------------- --------------- ----------------
$   35,351,749    $  37,583,555    $   30,219,686    $38,260,256    $   6,107,716   $11,688,093    $ 77,625,919    $ 135,557,250
================= ================ ================= ============= ================ ============= =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
For the years ended December 31, 2008 and 2007

                                                                                                                         MSF
                                                                                                                 OPPENHEIMER
                                                             MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX    GLOBAL EQUITY
                                                                SUBACCOUNT                       SUBACCOUNT       SUBACCOUNT
                                            --------------------------------- -------------------------------- ----------------
                                                      2008            2007           2008           2007 (c)         2008 (b)
                                            ----------------- --------------- -------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                 $   156,841    $   (173,255)   $   206,411    $      (25,722)   $        (160)
  Net realized gains (losses)                      425,633         418,783       (772,948)           (1,894)          (3,409)
  Change in unrealized gains (losses)
     on investments                             (7,652,150)        581,713     (5,020,539)         (184,430)          (7,322)
                                            ----------------- --------------- -------------- ----------------- ----------------
     Net increase (decrease) in net assets
       resulting from operations                (7,069,676)        827,241     (5,587,076)         (212,046)         (10,891)
                                            ----------------- --------------- -------------- ----------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received from
     contract owners                             4,618,669       5,927,087      3,005,168           542,079           14,132
  Net transfers (including fixed account)        1,594,997       5,772,031       (815,232)       15,356,761           46,005
  Contract charges                                    (753)           (397)            --                --               (4)
  Transfers for contract benefits and
     terminations                               (5,009,923)     (3,215,467)    (4,414,316)       (1,238,878)               8
                                            ----------------- --------------- -------------- ----------------- ----------------
     Net increase (decrease) in net assets
       resulting from contract transactions      1,202,990       8,483,254     (2,224,380)       14,659,962           60,141
                                            ----------------- --------------- -------------- ----------------- ----------------
     Net increase (decrease) in net assets      (5,866,686)      9,310,495     (7,811,456)       14,447,916           49,250
NET ASSETS:
  Beginning of period                           19,905,950      10,595,455     14,447,916                --               --
                                            ----------------- --------------- -------------- ----------------- ----------------
  End of period                             $   14,039,264    $ 19,905,950    $ 6,636,460    $   14,447,916    $      49,250
                                            ================= =============== ============== ================= ================

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                  MSF T. ROWE
                               MSF T. ROWE PRICE LARGE CAP    PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT
     MSF RUSSELL 2000 INDEX                         GROWTH             GROWTH                 U.S. GOVERNMENT
                 SUBACCOUNT                     SUBACCOUNT         SUBACCOUNT                      SUBACCOUNT
------------------------------ ------------------------------ ------------------ -------------------------------
         2008       2007 (c)            2008          2007            2008 (b)          2008             2007
---------------- ------------- ---------------- ------------- ------------------ -------------- ----------------
   $   10,684    $   (25,590)   $    (103,608)   $  (142,905)     $    (272,287)   $ 1,102,226        $ 573,321
     (196,748)         4,134          205,325        528,639         (1,304,661)        76,902          293,047
   (4,152,199)       (78,099)      (6,294,398)       670,450        (11,426,452)    (1,660,754)         209,132
---------------- ------------- ---------------- ------------- ------------------ -------------- ----------------
   (4,338,263)       (99,555)      (6,192,681)     1,056,184        (13,003,400)      (481,626)       1,075,500
---------------- ------------- ---------------- ------------- ------------------ -------------- ----------------
    2,441,556        420,543        3,049,132      4,046,740          4,186,728      4,855,825        7,017,761
      220,528     14,873,630         (304,687)       738,678         41,218,713      2,924,929           73,366
           --             --             (879)        (1,080)            (2,766)        (2,933)          (3,717)
   (4,558,176)    (1,088,073)      (4,221,951)    (4,248,337)        (9,144,080)   (11,906,797)      (9,724,089)
---------------- ------------- ---------------- ------------- ------------------ -------------- ----------------
   (1,896,092)    14,206,100       (1,478,385)       536,001         36,258,595     (4,128,976)      (2,636,679)
---------------- ------------- ---------------- ------------- ------------------ -------------- ----------------
   (6,234,355)    14,106,545       (7,671,066)     1,592,185         23,255,195     (4,610,602)      (1,561,179)
   14,106,545             --       15,424,469     13,832,284                 --     32,383,239       33,944,418
---------------- ------------- ---------------- ------------- ------------------ -------------- ----------------
$   7,872,190    $14,106,545    $   7,753,403    $15,424,469     $   23,255,195    $27,772,637     $ 32,383,239
================ ============= ================ ============= ================== ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
For the years ended December 31, 2008 and 2007

                                        PIMCO VIT TOTAL RETURN            TEMPLETON GROWTH FUND      VAN KAMPEN LIT COMSTOCK
                                                    SUBACCOUNT                       SUBACCOUNT                   SUBACCOUNT
                               ---------------------------------- -------------------------------- ----------------------------
                                          2008            2007            2008             2007           2008          2007
                               ------------------ --------------- --------------- ---------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income
     (loss)                      $   2,066,167    $  1,925,804    $  1,113,121    $     253,015    $   106,861    $    48,643
  Net realized gains (losses)        1,131,196        (109,006)     (3,645,671)      18,679,006       (139,743)       485,868
  Change in unrealized
     gains (losses) on
     investments                    (1,339,753)      1,967,059     (49,946,969)     (16,404,182)    (4,135,201)    (1,007,198)
                               ------------------ --------------- --------------- ---------------- -------------- -------------
     Net increase (decrease) in
       net assets resulting from
       operations                    1,857,610       3,783,857     (52,479,519)       2,527,839     (4,168,083)      (472,687)
                               ------------------ --------------- --------------- ---------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners           10,410,634      11,144,600      15,014,224       23,417,211      2,774,945      3,273,491
  Net transfers (including
     fixed account)                 13,468,272       2,062,716     (13,889,815)      (5,741,384)    (1,404,344)       448,221
  Contract charges                      (2,205)         (2,172)         (6,570)         (11,535)          (241)          (454)
  Transfers for contract
     benefits and
     terminations                  (19,745,151)    (15,550,974)    (33,839,586)     (49,468,794)    (2,933,938)    (2,615,373)
                               ------------------ --------------- --------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions                  4,131,550      (2,345,830)    (32,721,747)     (31,804,502)    (1,563,578)     1,105,885
                               ------------------ --------------- --------------- ---------------- -------------- -------------
     Net increase (decrease)
        in net assets                5,989,160       1,438,027     (85,201,266)     (29,276,663)    (5,731,661)       633,198
NET ASSETS:
  Beginning of period               52,066,574      50,628,547     140,364,551      169,641,214     12,621,811     11,988,613
                               ------------------ --------------- --------------- ---------------- -------------- -------------
  End of period                 $   58,055,734    $ 52,066,574     $55,163,285    $ 140,364,551    $ 6,890,150    $12,621,811
                               ================== =============== =============== ================ ============== =============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 12, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account QPN for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on December 26, 1995 to support operations of the company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account satisfies certain exclusionary provisions and, as such, is not subject to regulation under the Investment Company Act of 1940, as amended. The Separate Account exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Equity Trust ("LMPET")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Income Trust ("LMPIT")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST") *
Metropolitan Series Fund, Inc ("MSF") *
PIMCO Variable Insurance Trust ("PIMCO VIT")
Templeton Growth Fund, Inc ("Templeton")
Van Kampen Life Investment Trust ("Van Kampen LIT")

*See Note 3 for discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2008:

American Funds Global Growth Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Fidelity VIP Contrafund Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
FTVIPT Templeton Developing Markets Securities Subaccount
FTVIPT Templeton Foreign Securities Subaccount
Janus Aspen Global Life Sciences Subaccount
Janus Aspen Global Technology Subaccount
Janus Aspen Mid Cap Growth Subaccount
LMPET Small Cap Value Subaccount
LMPVET Aggressive Growth Subaccount
LMPVET Appreciation Subaccount
LMPVET Capital and Income Subaccount
LMPVET Equity Index Subaccount

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

1. ORGANIZATION -- (Continued)

LMPVET Fundamental Value Subaccount
LMPVET Investors Subaccount
LMPVET Large Cap Growth Subaccount
LMPVET S&P 500 Index Subaccount
LMPVET Small Cap Growth Subaccount
LMPVET Social Awareness Subaccount
LMPIT Investment Grade Bond Subaccount
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT Global High Yield Bond Subaccount
LMPVIT Money Market Subaccount
MIST American Funds Balanced Allocation Subaccount (a)
MIST American Funds Growth Allocation Subaccount (a)
MIST American Funds Moderate Allocation Subaccount (a)
MIST BlackRock High Yield Subaccount
MIST BlackRock Large Cap Core Subaccount**
MIST Clarion Global Real Estate Subaccount
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Janus Forty Subaccount
MIST Lazard Mid Cap Subaccount
MIST Legg Mason Partners Aggressive Growth Subaccount (a)
MIST Legg Mason Partners Managed Assets Subaccount
MIST Legg Mason Value Equity Subaccount (a)
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Growth and Income Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/AIM Capital Appreciation Subaccount
MIST Met/AIM Small Cap Growth Subaccount
MIST MFS Emerging Markets Equity Subaccount (a)
MIST MFS Research International Subaccount (a)
MIST Oppenheimer Capital Appreciation Subaccount (a)
MIST PIMCO Inflation Protected Bond Subaccount
MIST Pioneer Fund Subaccount
MIST Pioneer Strategic Income Subaccount
MIST Third Avenue Small Cap Value Subaccount
MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount
MSF BlackRock Large Cap Value Subaccount (a)
MSF BlackRock Legacy Large Cap Growth Subaccount (a)
MSF Davis Venture Value Subaccount (a)
MSF FI Large Cap Subaccount
MSF FI Value Leaders Subaccount
MSF Jennison Growth Subaccount (a)
MSF Lehman Brothers Aggregate Bond Index Subaccount
MSF MetLife Aggressive Allocation Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation Subaccount
MSF MetLife Moderate Allocation Subaccount

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

1. ORGANIZATION -- (Continued)

MSF MetLife Moderate to Aggressive Allocation Subaccount
MSF MetLife Stock Index Subaccount
MSF MFS Total Return Subaccount
MSF MFS Value Subaccount
MSF Morgan Stanley EAFE Index Subaccount
MSF Oppenheimer Global Equity Subaccount (a)
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount (a)
MSF Western Asset Management U.S. Government Subaccount
PIMCO VIT Total Return Subaccount
Templeton Growth Fund Subaccount
Van Kampen LIT Comstock Subaccount

* No assets for the period

** This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.


(a) This Subaccount began operations during the year ended December 31, 2008.

The following Subaccounts ceased operations during the year ended December 31, 2008:

Dreyfus VIF Appreciation Subaccount
Dreyfus VIF Developing Leaders Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount
Van Kampen LIT Strategic Growth Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2008:

NAME CHANGES:

OLD NAME

Neuberger Berman Real Estate Portfolio

NEW NAME

Clarion Global Real Estate Portfolio

MERGERS:

OLD NAME

Batterymarch Mid-Cap Stock Portfolio

NEW NAME

Lazard Mid Cap Portfolio

PORTFOLIO REORGANIZATION:

OLD NAME

MIST MFS Value Portfolio

NEW NAME

MSF MFS Value Portfolio

SUBSTITUTIONS:

OLD NAME

Dreyfus VIF Appreciation Portfolio
Dreyfus VIF Developing Leaders Portfolio
Van Kampen LIT Strategic Growth Portfolio

NEW NAME

Davis Venture Value Portfolio
T. Rowe Price Small Cap Growth Portfolio
Jennison Growth Portfolio

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

1. ORGANIZATION -- (Concluded)

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable to variable annuity separate accounts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

CHANGE IN BASIS OF PRESENTATION
In prior year financial statements, the Separate Account presented certain classes of shares of the same portfolio, series, or fund as separate and distinct Subaccounts. In the current year financial statements and related footnotes, the Subaccounts with multiple share classes have been combined and reported as one Subaccount. Combining these Subaccounts had no effect on the net assets of the Subaccount or the unit values of the Contracts.

The presentation for the statements of changes in net assets for the prior year has been conformed to the current year's presentation as follows:

The financial statement line items "Transfers from other funding options" and "Transfers to other funding options" were presented as separate financial statement line items in the prior year. In the current year, these financial statement line items have been combined and are presented as one financial statement line item "Net transfers" for all years presented.

In prior year statements of changes in net assets, the Separate Account reported miscellaneous gains and losses separately within each financial statement line item presented. Miscellaneous gains and losses are now included in one financial statement line item "Transfers for contract benefits and terminations" for all years presented.

In prior year statements of changes in net assets, the Separate Account reported "Contract surrenders" as a financial statement line item. "Contract surrenders" are now included in "Transfers for contract benefits and terminations" for all years presented.

In prior year statements of changes in net assets, the Separate Account reported "Other receipts (payments)" as a financial statement line item. The "Other receipts (payments)" line item contained administrative charges and death claims. The administrative charges and death claims are now included in "Contract charges" and "Transfers to contract benefits and terminations", respectively, for all years presented.

These changes had no effect on the net assets of the Subaccounts or unit values of the Contracts.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Effective January 1, 2008, the Separate Account adopted SFAS 157 and applied the provisions of the statement prospectively to assets measured at fair value. The adoption of SFAS 157 had no impact on the fair value of items measured at fair value. Each Subaccount invests in shares of open-end mutual funds which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the Trusts at the close of each business day. On that basis, the fair value measurements of all shares held by the Separate Account are reported as Level 1.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES -- (Concluded)

Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. The adoption of FIN 48 had no impact on the financial statements of each of the Subaccounts.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ACCOUNTING RESEARCH BULLETIN NO. 51 ("SFAS 160"). SFAS 160 defines and establishes accounting and reporting standards for noncontrolling interests in a subsidiary. The pronouncement is effective for fiscal years beginning on or after December 15, 2008. The Separate Account believes the adoption of SFAS 160 will have no material impact on the financial statements of each of the Subaccounts.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charge is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable
Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the range of effective annual rates for the respective charge for the year ended December 31, 2008:

Mortality and Expense Risk           0.15% - 1.50%

The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $15 is assessed on a semi-annual basis. In addition, most Contracts impose a surrender charge which ranges from 0% to 5.5% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

Certain investments in the various portfolios, series, or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

4. STATEMENTS OF INVESTMENTS

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                                SHARES    COST ($) PURCHASES ($) FROM SALES ($)
                                                           ----------- ----------- ------------- --------------
American Funds Global Growth Subaccount                      2,024,653  42,914,269    15,083,583      6,930,763
American Funds Growth Subaccount                             1,253,535  73,003,095    17,670,490     12,986,356
American Funds Growth-Income Subaccount                      1,072,717  41,152,509     8,522,621      7,359,409
Fidelity VIP Contrafund Subaccount                           2,215,095  60,448,095     8,331,810     13,118,620
Fidelity VIP Mid Cap Subaccount                              2,499,811  70,843,496    18,351,870     21,829,956
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount     450,494   8,631,653     2,323,296      2,489,865
FTVIPT Templeton Developing Markets Securities Subaccount    3,391,755  40,445,846    16,475,725     15,806,246
FTVIPT Templeton Foreign Securities Subaccount               1,623,798  26,383,567     8,965,235      6,381,093
Janus Aspen Global Life Sciences Subaccount                    343,705   2,917,305       752,108      1,414,716
Janus Aspen Global Technology Subaccount                       709,019   2,869,122       870,785      1,220,025
Janus Aspen Mid Cap Growth Subaccount                          833,331  23,496,405     5,471,464      6,929,478
LMPET Small Cap Value Subaccount                               520,011   9,985,766     2,177,821      3,683,885
LMPVET Aggressive Growth Subaccount                          5,497,132  70,082,174     1,642,051     33,157,445
LMPVET Appreciation Subaccount                               2,056,492  47,852,297     6,212,064     15,382,708
LMPVET Capital and Income Subaccount                         1,412,444  19,878,265     1,592,344      7,038,655
LMPVET Equity Index Subaccount                               1,278,682  36,406,948     4,221,612     14,173,918
LMPVET Fundamental Value Subaccount                          1,054,868  24,660,862     1,450,482      7,586,866
LMPVET Investors Subaccount                                  1,900,647  24,983,838     2,087,274     14,651,388
LMPVET Large Cap Growth Subaccount                           1,165,527  16,176,168     1,511,577      9,031,065
LMPVET S&P 500 Index Subaccount                              2,546,911  30,919,065     3,264,464      9,448,324
LMPVET Small Cap Growth Subaccount                             636,724   9,625,132     1,671,453      2,759,939
LMPVET Social Awareness Subaccount                             388,873   9,429,508       916,930      2,848,261
LMPIT Investment Grade Bond Subaccount                       2,199,533  26,692,093     3,263,318      7,867,326
LMPVIT Adjustable Rate Income Subaccount                       171,493   1,634,682       652,822        936,051
LMPVIT Diversified Strategic Income Subaccount                 453,026   4,026,124       802,640      1,801,450
LMPVIT Global High Yield Bond Subaccount                     1,944,413  16,924,498     2,676,914      5,969,250
LMPVIT Money Market Subaccount                             209,504,901 209,504,904    59,601,366     64,158,312
MIST American Funds Balanced Allocation Subaccount (a)          50,390     469,468       517,712         33,809
MIST American Funds Growth Allocation Subaccount (a)            65,213     500,814       523,550         18,235
MIST American Funds Moderate Allocation Subaccount (a)          27,256     226,210       274,025         40,613
MIST BlackRock High Yield Subaccount                         1,165,389   9,578,607     2,017,199      2,979,997
MIST BlackRock Large Cap Core Subaccount                       694,164   7,202,728     1,901,459      2,157,156
MIST Clarion Global Real Estate Subaccount                   1,510,010  22,735,000     4,798,124      5,632,514
MIST Dreman Small Cap Value Subaccount                         115,701   1,548,462       751,329      1,386,901
MIST Harris Oakmark International Subaccount                 3,043,723  50,599,356    10,668,081     13,265,803
MIST Janus Forty Subaccount                                  2,050,185 152,192,095    22,879,933     38,893,570
MIST Lazard Mid Cap Subaccount                               1,481,555  15,969,045    20,022,223      3,987,418
MIST Legg Mason Partners Aggressive Growth Subaccount (a)        2,235      10,952        12,409          1,199
MIST Legg Mason Partners Managed Assets Subaccount              89,320   1,382,163       664,066        284,094
MIST Legg Mason Value Equity Subaccount (a)                      4,680      26,256        26,263              7
MIST Lord Abbett Bond Debenture Subaccount                     457,717   5,549,783     2,470,522      2,859,232
MIST Lord Abbett Growth and Income Subaccount                3,458,038  93,004,697    12,880,757     29,788,994
MIST Lord Abbett Mid Cap Value Subaccount                      775,476  15,129,074     3,914,491      4,200,768
MIST Met/AIM Capital Appreciation Subaccount                 3,613,670  43,592,269     2,075,038     13,188,011
MIST Met/AIM Small Cap Growth Subaccount                       175,961   2,433,729       900,082        612,507
MIST MFS Emerging Markets Equity Subaccount (a)                 11,070      62,174        76,564         14,506
MIST MFS Research International Subaccount (a)                  19,680     175,312       210,698         28,101
MIST Oppenheimer Capital Appreciation Subaccount (a)            30,644     139,556       141,958          1,952
MIST PIMCO Inflation Protected Bond Subaccount                 357,550   3,840,271     3,694,866      2,068,217
MIST Pioneer Fund Subaccount                                   124,309   1,741,115       547,792        685,087
MIST Pioneer Strategic Income Subaccount                     1,812,874  17,385,271     5,163,301      5,322,286
MIST Third Avenue Small Cap Value Subaccount                 2,903,987  48,838,698     7,377,010     15,294,378
MSF BlackRock Aggressive Growth Subaccount                   1,191,624  28,884,634     1,534,932      9,321,927
MSF BlackRock Bond Income Subaccount                           176,172  18,450,711     4,166,400      6,919,989
MSF BlackRock Large Cap Value Subaccount (a)                    16,392     155,501       206,454         48,936

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

4. STATEMENTS OF INVESTMENTS -- (Continued)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                              SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                           --------- ------------- ------------- --------------
MSF BlackRock Legacy Large Cap Growth Subaccount (a)          12,844       214,594       242,461         25,631
MSF Davis Venture Value Subaccount (a)                       699,492    24,217,341    30,201,551      4,767,793
MSF FI Large Cap Subaccount                                3,770,078    55,149,325     1,508,315     12,450,282
MSF FI Value Leaders Subaccount                              181,319    35,082,244     5,327,105      8,890,913
MSF Jennison Growth Subaccount (a)                           335,530     3,833,268     5,075,938        996,357
MSF Lehman Brothers Aggregate Bond Index Subaccount        1,211,093    13,089,820     3,373,228      5,134,349
MSF MetLife Aggressive Allocation Subaccount               1,595,195    18,360,342     6,669,849      1,605,486
MSF MetLife Conservative Allocation Subaccount               680,690     7,201,646     3,937,409      1,580,067
MSF MetLife Conservative to Moderate Allocation Subaccount 1,007,344    10,930,313     5,521,420      2,968,422
MSF MetLife Moderate Allocation Subaccount                 4,223,651    47,813,151    15,589,761      3,895,896
MSF MetLife Moderate to Aggressive Allocation Subaccount   3,839,871    44,408,037    12,733,606      4,470,052
MSF MetLife Stock Index Subaccount                           277,500     9,767,695     1,897,263      2,971,569
MSF MFS Total Return Subaccount                              726,563   104,239,928    15,795,446     34,617,818
MSF MFS Value Subaccount                                   1,514,495    20,698,806     7,066,248      4,308,597
MSF Morgan Stanley EAFE Index Subaccount                     709,034    11,841,530     2,345,338      3,900,905
MSF Oppenheimer Global Equity Subaccount (a)                   5,000        56,622        75,940         15,909
MSF Russell 2000 Index Subaccount                            885,517    12,102,544     2,674,346      3,976,314
MSF T. Rowe Price Large Cap Growth Subaccount                860,556    12,331,910     2,663,266      3,541,242
MSF T. Rowe Price Small Cap Growth Subaccount (a)          2,645,657    34,681,775    43,422,916      7,436,479
MSF Western Asset Management U.S. Government Subaccount    2,329,930    27,798,627     6,993,436     10,022,636
PIMCO VIT Total Return Subaccount                          5,631,014    58,392,983    21,857,442     14,520,817
Templeton Growth Fund Subaccount                           4,227,085    86,952,823     3,775,238     35,394,858
Van Kampen LIT Comstock Subaccount                           838,248    10,705,249     2,789,488      3,703,946

(a) For the period April 28, 2008 to December 31, 2008.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

5. FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for each of the five years in the period ended December 31, 2008:

                                                AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------ ---------- --------------------------------------------------
                                                    UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ---------- ------------- ---------- ------------- ---------------- -------------------
American Funds Global Growth        2008 27,352,554 1.010 - 1.076 28,102,008          1.83      0.15 - 1.50 (39.30) - (38.48)
  Subaccount (Commenced 5/3/2004)   2007 24,757,454 1.337 - 1.749 41,776,605          2.97      0.15 - 1.50     0.53 - 14.69
                                    2006 14,934,255 1.471 - 1.525 22,183,955          0.85      0.15 - 1.50    18.63 - 20.27
                                    2005  8,379,267 1.240 - 1.268 10,449,429          0.73      0.15 - 1.50    12.26 - 13.93
                                    2004  1,391,986 1.103 - 1.113  1,539,552          0.13      0.15 - 1.50     5.60 - 14.94
American Funds Growth Subaccount    2008 49,700,315 0.824 - 0.878 41,704,980          0.78      0.15 - 1.50 (44.85) - (44.04)
  (Commenced 5/3/2004)              2007 52,687,765 1.494 - 1.569 79,822,524          0.87      0.15 - 1.50    10.67 - 12.15
                                    2006 39,655,789 1.350 - 1.399 54,035,762          0.93      0.15 - 1.50     8.61 - 10.07
                                    2005 23,436,001 1.243 - 1.271 29,305,445          0.89      0.15 - 1.50    14.46 - 15.97
                                    2004  6,536,378 1.086 - 1.096  7,114,642          0.31      0.15 - 1.50     5.59 - 12.51
American Funds Growth-Income        2008 31,418,053 0.808 - 0.860 25,863,115          1.71      0.15 - 1.50 (38.74) - (37.95)
  Subaccount (Commenced 5/3/2004)   2007 33,231,194 1.319 - 1.386 44,513,497          1.65      0.15 - 1.50      3.45 - 4.92
                                    2006 26,765,638 1.275 - 1.321 34,495,040          1.78      0.15 - 1.50    13.54 - 14.97
                                    2005 18,676,234 1.123 - 1.149 21,097,513          1.62      0.15 - 1.50      4.27 - 5.70
                                    2004  4,697,553 1.077 - 1.087  5,074,596          1.79      0.15 - 1.50     3.92 - 10.76
Fidelity VIP Contrafund Subaccount  2008 33,313,038 0.980 - 1.297 33,536,392          0.74      0.15 - 1.50 (43.55) - (42.76)
                                    2007 38,114,176 1.296 - 2.266 67,921,366          0.79      0.15 - 1.50     3.85 - 17.11
                                    2006 33,838,541 1.502 - 1.935 51,868,704          1.02      0.15 - 1.50     6.76 - 11.27
                                    2005 25,118,920 1.368 - 1.739 34,926,347          0.11      0.15 - 1.50    14.86 - 16.48
                                    2004 16,214,233 1.191 - 1.493 19,551,163          0.14      0.15 - 1.50     0.00 - 14.66
Fidelity VIP Mid Cap Subaccount     2008 33,210,479 1.325 - 1.577 45,296,516          0.24      0.25 - 1.50 (40.53) - (39.76)
                                    2007 42,089,087 1.256 - 2.621 96,264,185          0.49      0.25 - 1.50   (1.64) - 15.06
                                    2006 42,000,333 1.961 - 2.281 84,171,908          0.17      0.25 - 1.50    10.73 - 12.27
                                    2005 37,623,791 1.771 - 2.053 67,798,859            --      0.15 - 1.50    16.28 - 17.79
                                    2004 27,044,633 1.523 - 1.743 41,765,695            --      0.15 - 1.50     0.29 - 24.41
FTVIPT Franklin Small-Mid Cap       2008  7,701,938 0.664 - 0.970  5,293,080            --      0.15 - 1.50 (43.34) - (42.57)
  Growth Securities Subaccount      2007  8,873,688 1.172 - 1.689 10,707,730            --      0.15 - 1.50     9.53 - 11.05
                                    2006  8,104,946 1.070 - 1.521  8,876,139            --      0.15 - 1.50      7.11 - 8.57
                                    2005  8,308,672 0.999 - 1.401  8,459,348            --      0.15 - 1.50      3.20 - 8.60
                                    2004  7,600,794 0.968 - 1.331  7,459,066            --      0.25 - 1.50     9.88 - 11.20
FTVIPT Templeton Developing         2008 12,062,878 1.664 - 1.786 20,486,063          2.80      0.25 - 1.50 (53.42) - (52.84)
  Markets Securities Subaccount     2007 15,564,123 3.572 - 3.804 56,542,703          2.13      0.15 - 1.50    26.85 - 28.56
                                    2006 12,487,406 2.816 - 2.959 35,608,473          1.15      0.15 - 1.50    19.06 - 27.93
                                    2005  8,370,635 2.232 - 2.301 18,839,834          1.23      0.35 - 1.50    25.53 - 27.79
                                    2004  2,643,680 1.778 - 1.812  4,724,646          1.81      0.35 - 1.50    15.86 - 33.31
FTVIPT Templeton Foreign Securities 2008 17,214,077 0.998 - 1.063 17,471,936          2.44      0.15 - 1.50 (41.29) - (40.48)
  Subaccount (Commenced 5/3/2004)   2007 17,839,293 1.700 - 1.786 30,723,985          1.93      0.15 - 1.50    13.71 - 15.30
                                    2006 15,517,244 1.495 - 1.549 23,403,181          1.23      0.15 - 1.50    19.70 - 21.21
                                    2005 12,092,994 1.249 - 1.278 15,192,100          1.19      0.15 - 1.50     7.53 - 10.08
                                    2004  4,787,248 1.151 - 1.161  5,521,834          0.95      0.15 - 1.50     7.12 - 17.36

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

5. FINANCIAL HIGHLIGHTS -- (Continued)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
Janus Aspen Global Life Sciences   2008   3,106,787 0.877 - 1.171   2,790,814            --      0.35 - 1.50 (30.06) - (29.29)
  Subaccount                       2007   3,760,225 1.254 - 1.656   4,833,776            --      0.35 - 1.50    19.89 - 21.32
                                   2006   4,263,916 1.046 - 1.365   4,554,458            --      0.35 - 1.50      4.70 - 5.98
                                   2005   5,164,500 0.999 - 1.288   5,242,386            --      0.35 - 1.50    10.63 - 11.90
                                   2004   5,278,679 0.903 - 1.151   4,832,059            --      0.35 - 1.50    12.59 - 13.85
Janus Aspen Global Technology      2008   7,494,303 0.266 - 0.893   2,055,892          0.09      0.35 - 1.50 (44.81) - (44.15)
  Subaccount                       2007   8,532,547 0.482 - 1.599   4,229,648          0.32      0.35 - 1.50    19.90 - 21.32
                                   2006   9,813,549 0.402 - 1.318   4,035,202            --      0.35 - 1.50      6.07 - 7.46
                                   2005  10,942,634 0.379 - 1.227   4,213,091            --      0.35 - 1.50     9.86 - 11.14
                                   2004  10,852,881 0.345 - 1.104   3,791,347            --      0.35 - 1.50    (0.86) - 0.27
Janus Aspen Mid Cap Growth         2008  45,852,315 0.365 - 1.149  17,249,829          0.06      0.25 - 1.50 (44.70) - (43.94)
  Subaccount                       2007  51,999,676 0.660 - 2.054  35,220,236          0.07      0.25 - 1.50   (0.72) - 21.32
                                   2006  52,539,789 0.551 - 1.693  29,522,752            --      0.35 - 1.50    11.76 - 12.94
                                   2005  62,062,086 0.493 - 1.499  31,157,985            --      0.35 - 1.50    10.29 - 11.62
                                   2004  44,027,838 0.447 - 1.343  19,987,292            --      0.35 - 1.50    18.57 - 20.20
LMPET Small Cap Value Subaccount   2008   5,026,806 1.113 - 1.174   5,730,458            --      0.80 - 1.50 (36.87) - (36.45)
                                   2007   6,344,685 1.763 - 1.848  11,437,141            --      0.80 - 1.50   (4.03) - (3.30)
                                   2006   7,631,798 1.837 - 1.911  14,281,820            --      0.80 - 1.50     9.74 - 10.71
                                   2005   8,133,940 1.674 - 1.730  13,822,631            --      0.80 - 1.50      5.02 - 5.75
                                   2004   7,865,509 1.594 - 1.648  12,681,909          0.69      0.60 - 1.50    18.96 - 20.12
LMPVET Aggressive Growth           2008  82,055,954 0.636 - 0.870  53,432,026            --      0.25 - 1.50 (41.27) - (40.58)
  Subaccount                       2007 115,374,322 1.019 - 1.465 127,808,491          0.01      0.25 - 1.50      0.00 - 6.73
                                   2006 151,408,447 0.957 - 1.448 164,897,342            --      0.25 - 1.50      5.75 - 8.51
                                   2005 183,617,507 0.905 - 1.336 186,116,733          0.11      0.25 - 1.50     4.75 - 11.37
                                   2004 208,928,845 0.864 - 1.201 192,835,885            --      0.25 - 1.50      1.41 - 9.58
LMPVET Appreciation Subaccount     2008  33,309,554 1.059 - 1.181  36,276,391          1.23      0.35 - 1.50 (30.37) - (29.59)
                                   2007  41,211,556 1.521 - 1.679  64,436,090          1.00      0.35 - 1.50      6.81 - 8.06
                                   2006  48,632,744 1.424 - 1.555  70,880,965          1.07      0.35 - 1.50    13.11 - 14.41
                                   2005  56,238,722 1.259 - 1.361  72,239,881          0.89      0.35 - 1.50      2.58 - 3.81
                                   2004  31,417,682 1.225 - 1.311  39,150,223          1.17      0.45 - 1.50      7.17 - 8.35
LMPVET Capital and Income          2008  11,719,327 0.913 - 1.016  11,002,761          0.92      0.15 - 1.50 (35.97) - (35.12)
  Subaccount (Commenced 4/30/2007) 2007  16,367,116 1.426 - 1.571  23,965,580          1.27      0.15 - 1.50    (0.33) - 1.00
LMPVET Equity Index Subaccount     2008  31,151,628 0.802 - 0.850  25,407,347          1.67      0.25 - 1.50 (38.45) - (37.68)
  (Commenced 5/3/2004)             2007  41,358,150 1.303 - 1.364  54,611,228          1.45      0.25 - 1.50      3.33 - 4.68
                                   2006  51,404,840 1.261 - 1.303  65,430,446          1.28      0.25 - 1.50    13.40 - 14.80
                                   2005  59,889,199 1.112 - 1.135  66,957,386          1.23      0.25 - 1.50      2.77 - 4.63
                                   2004  58,495,528 1.082 - 1.092  63,448,555          1.40      0.80 - 1.50     9.20 - 10.58
LMPVET Fundamental Value           2008  23,505,313 0.591 - 0.797  14,156,182          1.55      0.25 - 1.50 (37.53) - (36.75)
  Subaccount (Commenced 4/30/2007) 2007  31,166,437 0.946 - 1.260  29,933,162          1.09      0.25 - 1.50   (5.02) - (4.18)
LMPVET Investors Subaccount        2008  16,837,787 1.052 - 1.239  19,310,443          1.09      0.35 - 1.50 (36.58) - (35.85)
                                   2007  25,798,788 1.640 - 1.933  46,652,154          1.10      0.35 - 1.50      2.33 - 3.54
                                   2006  33,418,305 1.584 - 1.869  58,826,828          1.56      0.35 - 1.50    16.51 - 17.86
                                   2005  40,536,080 1.344 - 1.587  61,024,348          1.14      0.35 - 1.50      4.92 - 6.16
                                   2004  47,138,614 1.266 - 1.497  67,371,670          1.81      0.35 - 1.50      8.76 - 9.99

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

5. FINANCIAL HIGHLIGHTS -- (Continued)

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                               UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ----------- ------------- ----------- ------------- ---------------- -------------------
LMPVET Large Cap Growth             2008  11,138,936 0.740 - 1.171  12,086,421          0.25      0.25 - 1.50 (38.23) - (37.45)
  Subaccount                        2007  16,163,378 1.183 - 1.876  28,383,398          0.04      0.25 - 1.50      3.71 - 5.06
                                    2006  20,512,348 1.126 - 1.790  34,543,707          0.14      0.25 - 1.50      3.08 - 4.36
                                    2005  26,358,943 1.079 - 1.719  42,968,385          0.13      0.25 - 1.50      3.64 - 4.96
                                    2004  29,093,563 1.028 - 1.641  45,532,216          0.37      0.25 - 1.50    (1.16) - 0.10
LMPVET S&P 500 Index Subaccount     2008  28,696,262 0.776 - 0.965  23,074,951          1.66      0.35 - 1.50 (38.41) - (37.66)
                                    2007  34,808,829 1.260 - 1.548  45,344,149          1.30      0.35 - 1.50      3.45 - 4.67
                                    2006  45,751,437 1.218 - 1.479  57,441,773          1.29      0.35 - 1.50    13.51 - 14.74
                                    2005  54,348,738 1.073 - 1.289  59,908,204          1.28      0.35 - 1.50      2.58 - 3.87
                                    2004  57,705,370 1.046 - 1.241  61,638,273          1.13      0.35 - 1.50      8.62 - 9.82
LMPVET Small Cap Growth             2008   6,683,802 0.800 - 1.128   5,507,429            --      0.25 - 1.50 (41.56) - (40.88)
  Subaccount (Commenced 4/30/2007)  2007   7,779,167 1.369 - 1.908  10,930,185            --      0.25 - 1.50      1.33 - 2.31
LMPVET Social Awareness             2008   7,300,287 0.951 - 0.998   7,073,427          1.77      0.45 - 1.50 (26.28) - (25.58)
  Subaccount                        2007   8,987,334 1.290 - 1.341  11,770,946          1.49      0.45 - 1.50     9.23 - 10.46
  (Commenced 5/3/2004)              2006   8,106,582 1.181 - 1.214   9,642,855          0.48      0.45 - 1.50      6.11 - 7.15
                                    2005  10,000,216 1.113 - 1.133  11,182,732          0.72      0.45 - 1.50      2.87 - 6.38
                                    2004   8,785,453 1.082 - 1.092   9,525,031          0.77      0.15 - 1.50     9.20 - 10.02
LMPIT Investment Grade Bond         2008  13,528,007 1.043 - 1.507  18,563,909          6.61      0.15 - 1.50 (24.17) - (23.09)
  Subaccount                        2007  17,316,275 1.360 - 1.966  31,317,655          5.11      0.15 - 1.50      0.11 - 1.47
                                    2006  19,707,716 1.343 - 1.944  35,530,794          5.13      0.15 - 1.50      1.51 - 2.88
                                    2005  25,270,945 1.308 - 1.895  44,679,698          4.53      0.15 - 1.50      0.29 - 1.70
                                    2004  27,044,383 1.289 - 1.869  47,489,196          4.80      0.15 - 1.50      0.86 - 6.19
LMPVIT Diversified Strategic Income 2008   2,706,138 1.122 - 1.206   3,130,261          5.68      0.80 - 1.50 (14.87) - (14.28)
  Subaccount                        2007   3,635,788 1.318 - 1.408   4,928,516          4.61      0.80 - 1.50      0.46 - 1.22
                                    2006   4,453,808 1.312 - 1.391   6,000,045          5.57      0.80 - 1.50      3.80 - 4.52
                                    2005   5,546,053 1.264 - 1.366   7,171,308          5.02      0.35 - 1.50      1.04 - 3.23
                                    2004   7,990,222 1.251 - 1.338  10,187,774          4.76      0.35 - 1.50      5.21 - 6.35
LMPVIT Global High Yield Bond       2008   8,995,288 1.104 - 1.232  10,305,122          9.74      0.25 - 1.50 (31.85) - (31.02)
  Subaccount                        2007  12,211,459 1.620 - 1.789  20,484,958          6.67      0.15 - 1.50   (1.52) - (0.17)
                                    2006  14,146,502 1.645 - 1.798  23,967,169          5.68      0.15 - 1.50     9.01 - 10.42
                                    2005  15,536,699 1.509 - 1.633  24,052,877          5.96      0.15 - 1.50      2.24 - 3.71
                                    2004  14,981,900 1.476 - 1.580  22,592,125          6.93      0.15 - 1.50     0.07 - 10.80
LMPVIT Adjustable Rate Income       2008   1,482,702 0.798 - 0.844   1,207,050          4.79      0.45 - 1.50 (22.37) - (21.49)
  Subaccount                        2007   1,847,473 1.028 - 1.075   1,931,576          5.35      0.45 - 1.50    (0.19) - 0.84
                                    2006   1,636,425 1.030 - 1.066   1,707,402          5.25      0.45 - 1.50      2.59 - 3.70
                                    2005   1,071,744 1.004 - 1.028   1,082,896          4.17      0.45 - 1.50      0.80 - 1.88
                                    2004     430,723 0.996 - 1.009     430,618          2.20      0.45 - 1.50    (0.30) - 0.70
LMPVIT Money Market Subaccount      2008 168,526,524 1.167 - 1.342 209,504,885          2.58      0.15 - 1.50      1.01 - 2.42
                                    2007 174,354,811 1.142 - 1.314 214,042,020          4.79      0.15 - 1.50      3.39 - 4.71
                                    2006 183,889,396 1.092 - 1.258 217,538,693          4.52      0.15 - 1.50      3.05 - 4.55
                                    2005 191,938,529 1.047 - 1.208 219,366,000          2.77      0.15 - 1.50      1.27 - 2.62
                                    2004 198,664,668 1.022 - 1.180 223,292,601          0.88      0.15 - 1.50    (0.63) - 0.68
MIST American Funds Balanced        2008     489,735 0.701 - 0.707     343,550          3.53      0.25 - 1.50 (29.90) - (29.36)
  Allocation Subaccount
  (Commenced 4/28/2008)

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

5. FINANCIAL HIGHLIGHTS -- (Continued)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ----------- ------------- ----------- ------------- ---------------- -------------------
MIST American Funds Growth         2008     626,374 0.636 - 0.641     400,274          9.59      0.25 - 1.50 (36.41) - (35.86)
  Allocation Subaccount
  (Commenced 4/28/2008)
MIST American Funds Moderate       2008     264,123 0.768 - 0.774     203,761          8.97      0.45 - 1.50 (23.30) - (22.75)
  Allocation Subaccount
  (Commenced 4/28/2008)
MIST BlackRock High Yield          2008   5,508,096 1.029 - 1.407   6,770,738          7.60      0.14 - 1.39 (25.29) - (24.29)
  Subaccount                       2007   6,556,824 1.092 - 1.862  10,715,479          9.40      0.14 - 1.39    (1.71) - 2.42
  (Commenced 5/1/2006)             2006   5,732,961 1.352 - 1.820   9,206,753            --      0.35 - 1.50      5.48 - 6.26
MIST BlackRock Large Cap Core      2008   6,172,417 0.718 - 1.013   4,595,078          0.58      0.35 - 1.50 (38.26) - (37.51)
  Subaccount (Commenced 5/1/2006)  2007   6,632,766 1.163 - 1.621   7,972,300          0.68      0.35 - 1.50    (0.09) - 5.30
                                   2006   6,174,898 1.109 - 1.528   7,047,279            --      0.35 - 1.50      5.92 - 6.78
MIST Clarion Global Real Estate    2008  18,754,041 0.590 - 0.612  11,173,783          2.11      0.15 - 1.50 (42.44) - (41.60)
  Subaccount (Commenced 5/1/2006)  2007  22,244,196 1.025 - 1.048  22,939,411          1.23      0.15 - 1.50 (16.05) - (14.94)
                                   2006  25,944,264 1.221 - 1.232  31,750,269            --      0.15 - 1.50    21.73 - 27.56
MIST Dreman Small Cap Value        2008   1,258,253 0.886 - 0.920   1,133,729          0.90      0.35 - 1.50 (26.35) - (25.51)
  Subaccount (Commenced 5/1/2006)  2007   1,879,134 1.203 - 1.235   2,286,760            --      0.35 - 1.50   (8.99) - (1.44)
                                   2006     548,281 1.234 - 1.250     681,541          0.84      0.45 - 1.50      6.66 - 7.39
MIST Harris Oakmark International  2008  26,922,891 0.851 - 1.129  26,084,587          2.05      0.15 - 1.50 (41.58) - (40.80)
  Subaccount (Commenced 5/1/2006)  2007  34,706,296 1.186 - 1.907  57,585,252          0.93      0.14 - 1.49  (10.08) - (1.04)
                                   2006  37,023,292 1.455 - 1.927  62,666,510            --      0.11 - 1.46    10.27 - 18.95
MIST Janus Forty Subaccount        2008  51,840,997 0.845 - 1.961  92,709,301          6.11      0.25 - 1.50 (42.73) - (41.96)
  (Commenced 5/1/2006)             2007  63,083,065 1.456 - 3.388 196,457,277          0.18      0.25 - 1.50    28.50 - 30.12
                                   2006  77,758,643 1.119 - 2.609 188,194,781            --      0.25 - 1.50      2.63 - 3.42
MIST Lazard Mid Cap                2008   6,450,132 0.692 - 1.733  10,266,976          0.06      0.15 - 1.50 (39.19) - (38.27)
  Subaccount (Commenced 4/30/2007) 2007     625,316 1.138 - 1.176     722,294            --      0.25 - 1.50 (13.37) - (10.50)
MIST Legg Mason Partners           2008      20,596 0.468 - 0.509      10,021            --      0.45 - 1.50 (37.05) - (36.60)
  Aggressive Growth Subaccount
MIST Legg Mason Partners Managed   2008   1,167,617 0.857 - 0.895   1,023,480          3.13      0.25 - 1.50 (26.37) - (25.48)
  Assets Subaccount                2007     863,543 1.164 - 1.201   1,022,112          1.88      0.25 - 1.50    (1.15) - 5.94
  (Commenced 5/1/2006)             2006      94,491 1.111 - 1.128     106,055            --      0.45 - 1.50     5.71 - 10.21
MIST Legg Mason Value Equity       2008      45,465 0.462 - 0.478      21,346            --      0.45 - 1.50 (47.83) - (47.45)
  Subaccount (Commenced 4/28/2008)
MIST Lord Abbett Bond Debenture    2008   4,525,808 0.968 - 1.026   4,457,929          4.43      0.25 - 1.50 (19.60) - (18.64)
  Subaccount (Commenced 5/1/2006)  2007   5,173,955 1.141 - 1.256   6,313,283          5.20      0.30 - 1.50      2.52 - 6.44
                                   2006   2,853,417 1.144 - 1.180   3,292,324            --      0.35 - 1.50      4.86 - 5.73
MIST Lord Abbett Growth and Income 2008  81,095,174 0.690 - 0.715  56,469,649          1.61      0.15 - 1.50 (37.27) - (36.44)
  Subaccount (Commenced 5/1/2006)  2007 111,231,317 1.100 - 1.125 123,113,837          0.81      0.15 - 1.50      2.14 - 3.59
                                   2006 120,542,333 1.077 - 1.086 130,087,490            --      0.15 - 1.50      7.59 - 8.49
MIST Lord Abbett Mid Cap Value     2008   9,572,357 0.817 - 0.866   7,963,985          0.59      0.25 - 1.50 (39.70) - (38.97)
  Subaccount (Commenced 4/30/2007) 2007  11,509,990 1.355 - 1.419  15,817,424            --      0.25 - 1.50  (10.09) - (9.27)

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

5. FINANCIAL HIGHLIGHTS -- (Continued)

                                                AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------ ---------- --------------------------------------------------
                                                    UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ---------- ------------- ---------- ------------- ---------------- -------------------
MIST Met/AIM Capital Appreciation   2008 32,204,058 0.754 - 0.799 24,608,994          2.04      0.25 - 1.50 (43.48) - (42.77)
  Subaccount (Commenced 5/1/2006)   2007 43,069,608 1.334 - 1.396 58,104,138          0.09      0.25 - 1.50   (4.19) - 11.41
                                    2006 54,123,908 1.210 - 1.244 66,014,992          0.17      0.45 - 1.50   (1.14) - (0.48)
MIST Met/AIM Small Cap Growth       2008  1,890,537 0.765 - 0.797  1,470,794            --      0.25 - 1.50 (39.53) - (38.79)
  Subaccount (Commenced 5/1/2006)   2007  1,826,384 1.265 - 1.302  2,336,870            --      0.25 - 1.50   (6.80) - 10.96
                                    2006    289,713 1.153 - 1.168    336,213            --      0.45 - 1.50    (0.69) - 0.34
MIST MFS Emerging Markets Equity    2008    100,899 0.622 - 0.640     63,626            --      0.45 - 1.50 (54.06) - (53.73)
  Subaccount (Commenced 4/28/2008)
MIST MFS Research International     2008    139,001 1.010 - 1.097    144,520            --      0.45 - 1.50 (41.66) - (41.24)
  Subaccount (Commenced 4/28/2008)
MIST Oppenheimer Capital            2008    205,192 0.556 - 0.604    120,355            --      0.45 - 1.50 (43.95) - (43.54)
  Appreciation Subaccount
  (Commenced 4/28/2008)
MIST PIMCO Inflation Protected Bond 2008  3,534,902 0.975 - 1.020  3,514,612          3.61      0.25 - 1.50   (8.28) - (7.10)
  Subaccount (Commenced 4/30/2007)  2007  2,145,901 1.061 - 1.092  2,313,367            --      0.35 - 1.50      6.42 - 7.18
MIST Pioneer Fund Subaccount        2008  1,136,510 1.086 - 1.153  1,259,023          1.12      0.45 - 1.50 (33.86) - (33.12)
  (Commenced 5/1/2006)              2007  1,233,277 1.642 - 1.724  2,063,241          0.82      0.45 - 1.50      3.47 - 4.48
                                    2006  1,110,207 1.587 - 1.650  1,784,065            --      0.45 - 1.50      7.59 - 8.41
MIST Pioneer Strategic Income       2008  9,877,932 1.474 - 1.677 15,155,440          6.79      0.15 - 1.50 (12.05) - (10.87)
  Subaccount (Commenced 5/1/2006)   2007 10,756,223 1.663 - 1.887 18,725,754          0.69      0.15 - 1.50      4.12 - 6.51
                                    2006  9,453,165 1.565 - 1.778 15,577,984          4.95      0.15 - 1.50      3.64 - 4.56
MIST Third Avenue Small Cap Value   2008 24,822,959 1.173 - 1.266 29,765,747          0.76      0.15 - 1.50 (30.84) - (29.94)
  Subaccount (Commenced 11/9/2006)  2007 32,107,267 1.129 - 1.807 55,507,464          0.29      0.15 - 1.50  (10.04) - (3.28)
                                    2006  5,858,474 1.776 - 1.859 10,564,321            --      0.25 - 1.50      2.13 - 2.33
MSF BlackRock Aggressive Growth     2008 46,369,838 0.390 - 0.687 18,529,527            --      0.15 - 1.50 (46.50) - (45.82)
  Subaccount (Commenced 5/1/2006)   2007 58,627,372 0.729 - 1.268 43,701,285            --      0.15 - 1.50    18.54 - 20.30
                                    2006 69,810,060 0.615 - 1.054 43,686,015            --      0.15 - 1.50   (2.23) - (1.49)
MSF BlackRock Bond Income           2008 12,433,093 1.224 - 1.580 18,057,482          5.20      0.25 - 1.50   (4.89) - (3.73)
  Subaccount (Commenced 5/1/2006)   2007 14,865,820 1.272 - 1.644 22,691,502          3.45      0.25 - 1.50      4.69 - 6.01
                                    2006 18,563,848 1.201 - 1.553 27,061,067            --      0.35 - 1.50      3.99 - 4.71
MSF BlackRock Large Cap Value       2008    148,898 0.932 - 1.000    141,061            --      0.45 - 1.50 (31.82) - (31.33)
  Subaccount (Commenced 4/28/2008)
MSF BlackRock Legacy Large Cap      2008    101,153 1.970 - 2.286    213,221            --      0.45 - 1.50 (35.35) - (34.88)
  Growth Subaccount
  (Commenced 4/28/2008)
MSF Davis Venture Value Subaccount  2008 19,734,061 0.746 - 0.902 15,199,784            --      0.25 - 1.50 (38.23) - (37.70)
  (Commenced 4/28/2008)
MSF FI Large Cap Subaccount         2008 32,208,658 0.592 - 1.062 30,499,890            --      0.15 - 1.50 (45.63) - (44.90)
  (Commenced 5/1/2006)              2007 39,436,870 1.076 - 1.932 69,005,984          0.17      0.15 - 1.50      2.39 - 3.80
                                    2006 50,995,199 1.038 - 1.867 87,434,270            --      0.15 - 1.50      1.39 - 2.37

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

5. FINANCIAL HIGHLIGHTS -- (Continued)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------ --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ---------- ------------- ----------- ------------- ---------------- -------------------
MSF FI Value Leaders Subaccount     2008 14,832,560 0.845 - 1.419  19,274,062          1.90      0.25 - 1.50 (39.92) - (39.16)
  (Commenced 5/1/2006)              2007 19,079,018 1.389 - 2.338  41,111,692          0.89      0.15 - 1.50      2.57 - 3.94
                                    2006 24,081,006 1.337 - 2.256  50,724,123            --      0.15 - 1.50      2.63 - 3.56
MSF Jennison Growth Subaccount      2008  4,571,520 0.555 - 0.841   2,603,376            --      0.35 - 1.50 (33.72) - (33.20)
  (Commenced 4/28/2008)
MSF Lehman Brothers Aggregate       2008  9,205,100 1.425 - 1.510  13,443,078          4.78      0.80 - 1.50      4.40 - 5.15
  Bond Index Subaccount             2007 10,832,821 1.365 - 1.436  15,118,773            --      0.80 - 1.50      1.26 - 1.36
  (Commenced 11/12/2007)
MSF MetLife Aggressive Allocation   2008 18,189,694 0.632 - 0.654  11,612,887          0.48      0.25 - 1.50 (41.32) - (40.55)
  Subaccount (Commenced 5/2/2005)   2007 12,765,208 1.077 - 1.100  13,840,838          0.05      0.25 - 1.50    (4.60) - 3.00
                                    2006  3,762,796 1.059 - 1.068   3,994,726            --      0.25 - 1.50     2.01 - 14.16
                                    2005         --            --          --            --               --               --
MSF MetLife Conservative Allocation 2008  6,899,253 0.914 - 0.945   6,371,139          0.89      0.25 - 1.50 (15.68) - (14.63)
  Subaccount (Commenced 5/2/2005)   2007  4,717,920 1.084 - 1.107   5,148,762            --      0.25 - 1.50      4.03 - 5.33
                                    2006  1,353,245 1.042 - 1.051   1,413,873            --      0.25 - 1.50      4.20 - 6.95
                                    2005         --            --          --            --               --               --
MSF MetLife Conservative to         2008 10,552,696 0.836 - 0.864   8,914,770          0.97      0.25 - 1.50 (22.74) - (21.81)
  Moderate Allocation Subaccount    2007  8,183,025 1.082 - 1.105   8,911,464            --      0.25 - 1.50      0.73 - 4.54
  (Commenced 5/2/2005)              2006  3,430,769 1.048 - 1.057   3,604,339            --      0.25 - 1.50      4.78 - 7.56
                                    2005         --            --          --            --               --               --
MSF MetLife Moderate Allocation     2008 45,976,294 0.761 - 0.789  35,351,749          0.77      0.15 - 1.50 (29.73) - (28.73)
  Subaccount (Commenced 5/2/2005)   2007 34,491,075 1.083 - 1.107  37,583,555          0.01      0.15 - 1.50    (0.45) - 4.14
                                    2006 11,257,534 1.053 - 1.062  11,885,787            --      0.25 - 1.50   (0.09) - 10.76
                                    2005         --            --          --            --               --               --
MSF MetLife Moderate to Aggressive  2008 43,202,609 0.692 - 0.717  30,219,686          0.58      0.15 - 1.50 (36.10) - (35.23)
  Allocation Subaccount             2007 35,110,067 1.083 - 1.107  38,260,256          0.03      0.15 - 1.50    (2.13) - 3.56
  (Commenced 5/2/2005)              2006 13,589,543 1.058 - 1.067  14,409,995            --      0.25 - 1.50     1.72 - 11.23
                                    2005         --            --          --            --               --               --
MSF MetLife Stock Index Subaccount  2008  8,152,794 0.732 - 0.771   6,107,716          2.07      0.80 - 1.50 (38.02) - (37.62)
  (Commenced 4/30/2007)             2007  9,695,390 1.181 - 1.236  11,688,093            --      0.80 - 1.50      1.03 - 1.18
MSF MFS Total Return Subaccount     2008 45,149,009 1.118 - 1.905  77,625,919          3.55      0.15 - 1.50 (23.47) - (22.42)
  (Commenced 5/1/2006)              2007 60,419,011 1.442 - 2.463 135,557,250          2.02      0.15 - 1.50      2.63 - 4.05
                                    2006 69,247,070 1.388 - 2.375 151,649,919            --      0.15 - 1.50      6.93 - 7.90
MSF MFS Value Subaccount            2008 13,905,450 0.991 - 1.055  14,039,264          1.95      0.15 - 1.50 (33.49) - (32.63)
  (Commenced 5/1/2006)              2007 13,145,213 1.243 - 1.566  19,905,950            --      0.15 - 1.50    (2.20) - 7.48
                                    2006  7,459,225 1.406 - 1.457  10,595,455          1.80      0.15 - 1.50    10.62 - 15.82
MSF Morgan Stanley EAFE Index       2008  9,522,924 0.679 - 0.721   6,636,460          3.10      0.80 - 1.50 (42.99) - (42.50)
  Subaccount                        2007 11,858,570 1.191 - 1.254  14,447,916            --      0.80 - 1.50   (1.47) - (1.36)
  (Commenced 11/12/2007)
MSF Oppenheimer Global Equity       2008     40,319 1.172 - 1.327      49,250            --      0.45 - 1.50 (38.11) - (37.67)
  Subaccount (Commenced 4/28/2008)

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

5. FINANCIAL HIGHLIGHTS -- (Concluded)

                                                           AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------ --------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ---------- ------------- ----------- ------------- ---------------- -------------------
MSF Russell 2000 Index Subaccount  2008  9,012,674 0.854 - 0.906   7,872,190          1.33      0.80 - 1.50 (34.46) - (33.97)
  (Commenced 11/12/2007)           2007 10,604,799 1.304 - 1.373  14,106,545            --      0.80 - 1.50   (0.76) - (0.65)
MSF T. Rowe Price Large Cap Growth 2008 11,697,424 0.657 - 0.681   7,753,403          0.31      0.15 - 1.50 (42.87) - (42.09)
  Subaccount (Commenced 5/1/2006)  2007 13,337,669 1.150 - 1.265  15,424,469          0.18      0.15 - 1.50    (2.24) - 8.99
                                   2006 12,905,627 1.070 - 1.079  13,832,284            --      0.15 - 1.50      7.21 - 8.12
MSF T. Rowe Price Small Cap Growth 2008 29,535,497 0.760 - 0.862  23,255,195            --      0.15 - 1.50 (34.23) - (33.76)
  Subaccount (Commenced 4/28/2008)
MSF Western Asset Management U.S.  2008 24,981,019 1.092 - 1.163  27,772,637          4.45      0.00 - 1.35   (1.71) - (0.43)
  Government Subaccount            2007 28,737,445 1.111 - 1.168  32,383,239          2.74      0.00 - 1.35      2.97 - 4.38
  (Commenced 5/1/2006)             2006 31,156,246 1.079 - 1.119  33,944,418            --      0.00 - 1.35      3.55 - 4.48
PIMCO VIT Total Return Subaccount  2008 40,708,745 1.380 - 1.519  58,055,734          4.46      0.15 - 1.50      3.22 - 4.61
                                   2007 37,845,458 1.337 - 1.453  52,066,574          4.80      0.15 - 1.50      7.13 - 8.61
                                   2006 39,621,194 1.248 - 1.340  50,628,547          4.42      0.15 - 1.50      2.30 - 3.65
                                   2005 41,257,201 1.220 - 1.293  51,293,812          3.44      0.15 - 1.50      0.91 - 2.32
                                   2004 35,244,824 1.197 - 1.265  43,197,037          1.88      0.15 - 1.50      0.25 - 4.55
Templeton Growth Fund Subaccount   2008 35,670,103 1.065 - 1.697  55,163,285          2.35      0.15 - 1.50 (44.30) - (43.55)
                                   2007 50,668,990 1.888 - 3.016 140,364,551          1.32      0.15 - 1.50      0.64 - 2.01
                                   2006 61,698,555 1.853 - 2.965 169,641,214          1.92      0.15 - 1.50    20.04 - 21.62
                                   2005 67,968,570 1.525 - 2.445 155,135,608          1.75      0.15 - 1.50      6.54 - 8.03
                                   2004 70,505,783 1.413 - 2.271 150,355,035          1.94      0.15 - 1.50     0.37 - 16.68
Van Kampen LIT Comstock Subaccount 2008  6,557,029 1.032 - 1.108   6,890,150          2.28      0.25 - 1.50 (36.76) - (35.95)
                                   2007  7,607,701 1.632 - 1.730  12,621,811          1.54      0.25 - 1.50   (3.83) - (2.59)
                                   2006  6,977,799 1.697 - 1.776  11,988,613          1.19      0.25 - 1.50    14.35 - 15.93
                                   2005  6,004,260 1.484 - 1.538   8,988,522          0.68      0.15 - 1.50      2.56 - 3.92
                                   2004  2,247,650 1.447 - 1.480   3,269,855          0.54      0.15 - 1.50    11.93 - 17.27

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent annualized contract expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. SCHEDULES OF UNITS
For the years ended December 31, 2008 and 2007

                                          AMERICAN FUNDS                                              AMERICAN FUNDS
                                           GLOBAL GROWTH         AMERICAN FUNDS GROWTH                 GROWTH-INCOME
                                              SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                               ---------------------------- ----------------------------- -----------------------------
                                      2008          2007           2008           2007           2008           2007
                               -------------- ------------- -------------- -------------- -------------- --------------
Units beginning of year         24,757,454    14,934,255     52,687,765     39,655,789     33,231,194     26,765,638
Units issued and transferred
  from other funding options    15,831,326    17,401,599     22,081,629     31,796,830     12,640,761     18,387,730
Units redeemed and transferred
  to other funding options     (13,236,226)   (7,578,400)   (25,069,079)   (18,764,854)   (14,453,902)   (11,922,174)
                               -------------- ------------- -------------- -------------- -------------- --------------
Units end of year               27,352,554    24,757,454     49,700,315     52,687,765     31,418,053     33,231,194
                               ============== ============= ============== ============== ============== ==============

                                            FTVIPT TEMPLETON            FTVIPT TEMPLETON                 JANUS ASPEN
                               DEVELOPING MARKETS SECURITIES          FOREIGN SECURITIES        GLOBAL LIFE SCIENCES
                                                  SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                               -------------------------------- --------------------------- ---------------------------
                                      2008              2007          2008          2007          2008          2007
                               -------------- ----------------- ------------- ------------- ------------- -------------
Units beginning of year         15,564,123        12,487,406    17,839,293    15,517,244     3,760,225     4,263,916
Units issued and transferred
  from other funding options     8,403,355        13,108,057     9,191,163    10,600,291     1,176,162     1,199,345
Units redeemed and transferred
  to other funding options     (11,904,600)      (10,031,340)   (9,816,379)   (8,278,242)   (1,829,600)   (1,703,036)
                               -------------- ----------------- ------------- ------------- ------------- -------------
Units end of year               12,062,878        15,564,123    17,214,077    17,839,293     3,106,787     3,760,225
                               ============== ================= ============= ============= ============= =============

                                 LMPVET AGGRESSIVE GROWTH           LMPVET APPRECIATION    LMPVET CAPITAL AND INCOME
                                               SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                               ----------------------------- ----------------------------- ----------------------------
                                      2008           2007           2008           2007          2008        2007 (a)
                               -------------- -------------- -------------- -------------- ------------- --------------
Units beginning of year        115,374,322    151,408,447     41,211,556     48,632,744    16,367,116             --
Units issued and transferred
  from other funding options    19,047,616     49,487,947     10,025,316     12,298,905     2,846,906     22,759,456
Units redeemed and transferred
  to other funding options     (52,365,984)   (85,522,072)   (17,927,318)   (19,720,093)   (7,494,695)    (6,392,340)
                               -------------- -------------- -------------- -------------- ------------- --------------
Units end of year               82,055,954    115,374,322     33,309,554     41,211,556    11,719,327     16,367,116
                               ============== ============== ============== ============== ============= ==============

                                LMPVET LARGE CAP GROWTH          LMPVET S&P 500 INDEX     LMPVET SMALL CAP GROWTH
                                             SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                               --------------------------- ----------------------------- ---------------------------
                                     2008          2007           2008           2007          2008       2007 (a)
                               ------------- ------------- -------------- -------------- ------------- -------------
Units beginning of year        16,163,378    20,512,348     34,808,829     45,751,437     7,779,167            --
Units issued and transferred
  from other funding options    3,622,291     5,604,791      8,374,771      9,518,874     2,796,747    11,278,597
Units redeemed and transferred
  to other funding options     (8,646,733)   (9,953,761)   (14,487,338)   (20,461,482)   (3,892,112)   (3,499,430)
                               ------------- ------------- -------------- -------------- ------------- -------------
Units end of year              11,138,936    16,163,378     28,696,262     34,808,829     6,683,802     7,779,167
                               ============= ============= ============== ============== ============= =============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 12, 2007 to December 31, 2007.

                                                                     FTVIPT FRANKLIN
                                                                       SMALL-MID CAP
   FIDELITY VIP CONTRAFUND          FIDELITY VIP MID CAP           GROWTH SECURITIES
                SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
----------------------------- ----------------------------- ---------------------------
       2008           2007           2008           2007          2008          2007
-------------- -------------- -------------- -------------- ------------- -------------
 38,114,176     33,838,541     42,089,087     42,000,333     8,873,688     8,104,946
 15,659,896     19,660,886     14,269,577     21,949,612     3,023,307     4,593,206
(20,461,034)   (15,385,251)   (23,148,185)   (21,860,858)   (4,195,057)   (3,824,464)
-------------- -------------- -------------- -------------- ------------- -------------
 33,313,038     38,114,176     33,210,479     42,089,087     7,701,938     8,873,688
============== ============== ============== ============== ============= =============

             JANUS ASPEN
       GLOBAL TECHNOLOGY    JANUS ASPEN MID CAP GROWTH       LMPET SMALL CAP VALUE
              SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
--------------------------- ----------------------------- ---------------------------
      2008          2007           2008           2007          2008          2007
------------- ------------- -------------- -------------- ------------- -------------
 8,532,547     9,813,549     51,999,676     52,539,789     6,344,685     7,631,798
 3,758,320     3,446,610     19,098,775     26,204,720     2,469,860     3,304,373
(4,796,564)   (4,727,612)   (25,246,136)   (26,744,833)   (3,787,739)   (4,591,486)
------------- ------------- -------------- -------------- ------------- -------------
 7,494,303     8,532,547     45,852,315     51,999,676     5,026,806     6,344,685
============= ============= ============== ============== ============= =============

       LMPVET EQUITY INDEX      LMPVET FUNDAMENTAL VALUE              LMPVET INVESTORS
                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
----------------------------- ----------------------------- -----------------------------
       2008           2007           2008        2007 (a)          2008           2007
-------------- -------------- -------------- -------------- -------------- --------------
 41,358,150     51,404,840     31,166,437             --     25,798,788     33,418,305
  9,345,035     15,506,887      5,898,053     43,962,815      3,631,472      6,668,888
(19,551,557)   (25,553,577)   (13,559,177)   (12,796,378)   (12,592,473)   (14,288,405)
-------------- -------------- -------------- -------------- -------------- --------------
 31,151,628     41,358,150     23,505,313     31,166,437     16,837,787     25,798,788
============== ============== ============== ============== ============== ==============

                                               LMPIT                      LMPVIT
 LMPVET SOCIAL AWARENESS       INVESTMENT GRADE BOND      ADJUSTABLE RATE INCOME
              SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
--------------------------- --------------------------- ---------------------------
      2008          2007          2008          2007          2008          2007
------------- ------------- ------------- ------------- ------------- -------------
 8,987,334     8,106,582    17,316,275    19,707,716     1,847,473     1,636,425
 1,513,423     4,903,191     3,817,845     7,269,091       956,871     1,504,550
(3,200,470)   (4,022,439)   (7,606,113)   (9,660,532)   (1,321,642)   (1,293,502)
------------- ------------- ------------- ------------- ------------- -------------
 7,300,287     8,987,334    13,528,007    17,316,275     1,482,702     1,847,473
============= ============= ============= ============= ============= =============

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. SCHEDULES OF UNITS -- (Continued)
For the years ended December 31, 2008 and 2007

                                                     LMPVIT                      LMPVIT
                               DIVERSIFIED STRATEGIC INCOME       GLOBAL HIGHYIELD BOND            LMPVIT MONEY MARKET
                                                 SUBACCOUNT                  SUBACCOUNT                     SUBACCOUNT
                               ------------------------------- --------------------------- ---------------------------
                                     2008              2007          2008          2007           2008            2007
                               ------------- ----------------- ------------- ------------- ----------- ---------------
Units beginning of year         3,635,788         4,453,808    12,211,459    14,146,502    174,354,811     183,889,396
Units issued and transferred
  from other funding options    1,003,458         1,762,352     3,094,106     4,882,755    119,488,604     155,271,504
Units redeemed and transferred
  to other funding options     (1,933,108)       (2,580,372)   (6,310,277)   (6,817,798)   (125,316,891) (164,806,089)
                               ------------- ----------------- ------------- ------------- ---------------------------
Units end of year               2,706,138         3,635,788     8,995,288    12,211,459    168,526,524     174,354,811
                               ============= ================= ============= ============= =========== ===============

                                         MIST BLACKROCK                  MIST CLARION                MIST DREMAN
                                         LARGE CAP CORE            GLOBAL REAL ESTATE            SMALL CAP VALUE
                                             SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT
                               --------------------------- ----------------------------- --------------------------
                                     2008          2007           2008           2007          2008         2007
                               ------------- ------------- -------------- -------------- ------------- ------------
Units beginning of year         6,632,766     6,174,898     22,244,196     25,944,264     1,879,134      548,281
Units issued and transferred
  from other funding options    2,972,914     9,893,829     10,336,136     21,033,603       739,037    1,815,645
Units redeemed and transferred
  to other funding options     (3,433,263)   (9,435,961)   (13,826,291)   (24,733,671)   (1,359,918)    (484,792)
                               ------------- ------------- -------------- -------------- ------------- ------------
Units end of year               6,172,417     6,632,766     18,754,041     22,244,196     1,258,253    1,879,134
                               ============= ============= ============== ============== ============= ============

                                     MIST
                               LEGG MASON
                                 PARTNERS                                        MIST
                               AGGRESSIVE    MIST LEGG MASON PARTNERS      LEGG MASON            MIST LORD ABBETT
                                   GROWTH              MANAGED ASSETS    VALUE EQUITY              BOND DEBENTURE
                               SUBACCOUNT                  SUBACCOUNT      SUBACCOUNT                  SUBACCOUNT
                               ------------- ------------- ------------- --------------- ---------------------------
                                  2008 (b)         2008          2007         2008 (b)         2008          2007
                               ------------- ------------- ------------- --------------- ------------- -------------
Units beginning of year.               --       863,543        94,491              --     5,173,955     2,853,417
Units issued and transferred
  from other funding options       23,133       590,957       840,051          45,465     3,249,794     6,460,537
Units redeemed and transferred
  to other funding options         (2,537)     (286,883)      (70,999)             --    (3,897,941)   (4,139,999)
                               ------------- ------------- ------------- --------------- ------------- -------------
Units end of year                  20,596     1,167,617       863,543          45,465     4,525,808     5,173,955
                               ============= ============= ============= =============== ============= =============

                                                                                                    MIST
                                                                   MIST             MIST     OPPENHEIMER
                                         MIST MET/AIM      MFS EMERGING     MFS RESEARCH         CAPITAL
                                     SMALL CAP GROWTH    MARKETS EQUITY    INTERNATIONAL    APPRECIATION
                                           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                               ------------------------- ----------------- ---------------- ---------------
                                    2008         2007           2008 (b)         2008 (b)        2008 (b)
                               ------------ ------------ ----------------- ---------------- ---------------
Units beginning of year        1,826,384      289,713                --               --              --
Units issued and transferred
  from other funding options     825,130    1,903,115           181,026          155,475         208,082
Units redeemed and transferred
  to other funding options      (760,977)    (366,444)          (80,127)         (16,474)         (2,890)
                               ------------ ------------ ----------------- ---------------- ---------------
Units end of year              1,890,537    1,826,384           100,899          139,001         205,192
                               ============ ============ ================= ================ ===============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 12, 2007 to December 31, 2007.

          MIST              MIST             MIST
AMERICAN FUNDS    AMERICAN FUNDS   AMERICAN FUNDS
      BALANCED            GROWTH         MODERATE
    ALLOCATION        ALLOCATION       ALLOCATION   MIST BLACKROCK HIGH YIELD
    SUBACCOUNT        SUBACCOUNT       SUBACCOUNT                  SUBACCOUNT
------------- ------------------ ----------------- ---------------------------
   2008 (b)           2008 (b)          2008 (b)         2008          2007
------------- ------------------ ----------------- ------------- -------------
        --                 --                --     6,556,824     5,732,961
   527,904            645,015           295,919     2,161,615     5,184,125
   (38,169)           (18,641)          (31,796)   (3,210,343)   (4,360,262)
------------- ------------------ ----------------- ------------- -------------
   489,735            626,374           264,123     5,508,096     6,556,824
============= ================== ================= ============= =============

       MIST HARRIS OAKMARK
             INTERNATIONAL              MIST JANUS FORTY      MIST LAZARD MID CAP
                SUBACCOUNT                    SUBACCOUNT               SUBACCOUNT
----------------------------- ----------------------------- ------------------------
       2008           2007           2008           2007          2008    2007 (a)
-------------- -------------- -------------- -------------- ------------- ----------
 34,706,296     37,023,292     63,083,065     77,758,643       625,316         --
  8,512,180     18,368,214     16,059,740     16,904,508     8,608,641    689,108
(16,295,585)   (20,685,210)   (27,301,808)   (31,580,086)   (2,783,825)   (63,792)
-------------- -------------- -------------- -------------- ------------- ----------
 26,922,891     34,706,296     51,840,997     63,083,065     6,450,132    625,316
============== ============== ============== ============== ============= ==========

          MIST LORD ABBETT            MIST LORD ABBETT          MIST MET/AIM CAPITAL
         GROWTH AND INCOME               MID CAP VALUE                  APPRECIATION
                SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
----------------------------- --------------------------- -----------------------------
       2008           2007          2008       2007 (a)          2008           2007
-------------- -------------- ------------- ------------- -------------- --------------
111,231,317    120,542,333    11,509,990            --     43,069,608     54,123,908
 19,450,542     51,362,594     4,411,264    16,780,369      6,763,792     10,495,033
(49,586,685)   (60,673,610)   (6,348,897)   (5,270,379)   (17,629,342)   (21,549,333)
-------------- -------------- ------------- ------------- -------------- --------------
 81,095,174    111,231,317     9,572,357    11,509,990     32,204,058     43,069,608
============== ============== ============= ============= ============== ==============

              MIST PIMCO
INFLATION PROTECTED BOND         MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME
              SUBACCOUNT                SUBACCOUNT                       SUBACCOUNT
--------------------------- ------------------------- --------------------------------
      2008       2007 (a)        2008         2007          2008               2007
------------- ------------- ------------ ------------ ------------- ------------------
 2,145,901            --    1,233,277    1,110,207    10,756,223          9,453,165
 3,745,074     2,451,782      572,089      739,402     4,813,665          6,003,690
(2,356,073)     (305,881)    (668,856)    (616,332)   (5,691,956)        (4,700,632)
------------- ------------- ------------ ------------ ------------- ------------------
 3,534,902     2,145,901    1,136,510    1,233,277     9,877,932         10,756,223
============= ============= ============ ============ ============= ==================

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. SCHEDULES OF UNITS -- (Continued)
For the years ended December 31, 2008 and 2007

                                        MIST THIRD AVENUE                 MSF BLACKROCK
                                          SMALL CAP VALUE             AGGRESSIVE GROWTH    MSF BLACKROCK BOND INCOME
                                               SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                               ----------------------------- ----------------------------- ----------------------------
                                      2008           2007           2008           2007          2008           2007
                               -------------- -------------- -------------- -------------- ------------- --------------
Units beginning of year         32,107,267      5,858,474     58,627,372     69,810,060    14,865,820     18,563,848
Units issued and transferred
  from other funding options    10,246,713     41,581,325     12,403,483     17,096,686     4,936,284      4,779,943
Units redeemed and transferred
  to other funding options     (17,531,021)   (15,332,532)   (24,661,017)   (28,279,374)   (7,369,011)    (8,477,971)
                               -------------- -------------- -------------- -------------- ------------- --------------
Units end of year               24,822,959     32,107,267     46,369,838     58,627,372    12,433,093     14,865,820
                               ============== ============== ============== ============== ============= ==============

                                                            MSF JENNISON         MSF LEHMAN BROTHERS
                                    MSF FI VALUE LEADERS          GROWTH        AGGREGATE BOND INDEX
                                              SUBACCOUNT      SUBACCOUNT                  SUBACCOUNT
                               ---------------------------- --------------- ---------------------------
                                     2008           2007         2008 (b)         2008       2007 (c)
                               ------------- -------------- --------------- ------------- -------------
Units beginning of year        19,079,018     24,081,006              --    10,832,821            --
Units issued and transferred
  from other funding options    3,714,475      5,469,288       6,583,624     4,128,609    12,483,150
Units redeemed and transferred
  to other funding options     (7,960,933)   (10,471,276)     (2,012,104)   (5,756,330)   (1,650,329)
                               ------------- -------------- --------------- ------------- -------------
Units end of year              14,832,560     19,079,018       4,571,520     9,205,100    10,832,821
                               ============= ============== =============== ============= =============

                                                                    MSF METLIFE MODERATE TO
                               MSF METLIFE MODERATE ALLOCATION        AGGRESSIVE ALLOCATION     MSF METLIFE STOCK INDEX
                                                    SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                               ---------------------------------- ---------------------------- ---------------------------
                                      2008                2007           2008          2007          2008       2007 (a)
                               -------------- ------------------- -------------- ------------- ------------- -------------
Units beginning of year.        34,491,075          11,257,534     35,110,067    13,589,543     9,695,390            --
Units issued and transferred
  from other funding options    22,874,317          28,795,910     21,603,140    30,076,253     3,060,346    10,807,240
Units redeemed and transferred
  to other funding options     (11,389,098)         (5,562,369)   (13,510,598)   (8,555,729)   (4,602,942)   (1,111,850)
                               -------------- ------------------- -------------- ------------- ------------- -------------
Units end of year               45,976,294          34,491,075     43,202,609    35,110,067     8,152,794     9,695,390
                               ============== =================== ============== ============= ============= =============

                                         MSF                                                            MSF T. ROWE
                                 OPPENHEIMER                                             MSF T. ROWE    PRICE SMALL
                               GLOBAL EQUITY      MSF RUSSELL 2000 INDEX      PRICE LARGE CAP GROWTH     CAP GROWTH
                                  SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT     SUBACCOUNT
                               ---------------- --------------------------- --------------------------- --------------
                                     2008 (b)         2008       2007 (c)         2008          2007        2008 (b)
                               ---------------- ------------- ------------- ------------- ------------- --------------
Units beginning of year                   --    10,604,799            --    13,337,669    12,905,627             --
Units issued and transferred
  from other funding options          50,656     3,851,951    11,583,005     5,251,556     7,169,319     40,600,423
Units redeemed and transferred
  to other funding options           (10,337)   (5,444,076)     (978,206)   (6,891,801)   (6,737,277)   (11,064,926)
                               ---------------- ------------- ------------- ------------- ------------- --------------
Units end of year                     40,319     9,012,674    10,604,799    11,697,424    13,337,669     29,535,497
                               ================ ============= ============= ============= ============= ==============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 12, 2007 to December 31, 2007.

                     MSF
       MSF     BLACKROCK
 BLACKROCK        LEGACY
 LARGE CAP     LARGE CAP        MSF DAVIS
     VALUE        GROWTH    VENTURE VALUE              MSF FI LARGE CAP
SUBACCOUNT    SUBACCOUNT       SUBACCOUNT                    SUBACCOUNT
------------- ------------- ---------------- -----------------------------
   2008 (b)      2008 (b)         2008 (b)          2008           2007
------------- ------------- ---------------- -------------- --------------
        --            --               --     39,436,870     50,995,199
   162,423       108,657       26,592,647      6,890,024      9,342,843
   (13,525)       (7,504)      (6,858,586)   (14,118,236)   (20,901,172)
------------- ------------- ---------------- -------------- --------------
   148,898       101,153       19,734,061     32,208,658     39,436,870
============= ============= ================ ============== ==============

                                                  MSF METLIFE    MSF METLIFE CONSERVATIVE TO
MSF METLIFE AGGRESSIVE ALLOCATION     CONSERVATIVE ALLOCATION            MODERATE ALLOCATION
                       SUBACCOUNT                  SUBACCOUNT                     SUBACCOUNT
------------------------------------ --------------------------- ------------------------------
      2008                   2007          2008          2007          2008             2007
------------- ---------------------- ------------- ------------- ------------- ----------------
12,765,208              3,762,796     4,717,920     1,353,245     8,183,025        3,430,769
11,058,234             12,249,397     5,291,705     5,279,995     8,047,728        7,392,625
(5,633,748)            (3,246,985)   (3,110,372)   (1,915,320)   (5,678,057)      (2,640,369)
------------- ---------------------- ------------- ------------- ------------- ----------------
18,189,694             12,765,208     6,899,253     4,717,920    10,552,696        8,183,025
============= ====================== ============= ============= ============= ================

      MSF MFS TOTAL RETURN               MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX
                SUBACCOUNT                  SUBACCOUNT                       SUBACCOUNT
----------------------------- --------------------------- --------------------------------
       2008           2007          2008          2007          2008            2007 (c)
-------------- -------------- ------------- ------------- ------------- ------------------
 60,419,011     69,247,070    13,145,213     7,459,225    11,858,570                 --
 11,833,149     18,272,522     7,814,558    11,141,146     4,462,776         13,288,781
(27,103,151)   (27,100,581)   (7,054,321)   (5,455,158)   (6,798,422)        (1,430,211)
-------------- -------------- ------------- ------------- ------------- ------------------
 45,149,009     60,419,011    13,905,450    13,145,213     9,522,924         11,858,570
============== ============== ============= ============= ============= ==================

MSF WESTERN ASSET MANAGEMENT
             U.S. GOVERNMENT        PIMCO VIT TOTAL RETURN         TEMPLETON GROWTH FUND
                  SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
------------------------------- ----------------------------- -----------------------------
       2008             2007           2008           2007           2008           2007
-------------- ---------------- -------------- -------------- -------------- --------------
 28,737,445       31,156,246     37,845,458     39,621,194     50,668,990     61,698,555
 11,500,557       11,125,944     27,641,783     16,157,383      8,890,919     15,157,031
(15,256,983)     (13,544,745)   (24,778,496)   (17,933,119)   (23,889,806)   (26,186,596)
-------------- ---------------- -------------- -------------- -------------- --------------
 24,981,019       28,737,445     40,708,745     37,845,458     35,670,103     50,668,990
============== ================ ============== ============== ============== ==============

METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (Concluded)

6. SCHEDULES OF UNITS -- (Concluded)
For the years ended December 31, 2008 and 2007

                                VAN KAMPEN LIT COMSTOCK
                                             SUBACCOUNT
                               ---------------------------
                                     2008          2007
                               ------------- -------------
Units beginning of year         7,607,701     6,977,799
Units issued and transferred
  from other funding options    3,172,842     3,484,744
Units redeemed and transferred
  to other funding options     (4,223,514)   (2,854,842)
                               ------------- -------------
Units end of year               6,557,029     7,607,701
                               ============= =============

(a) For the period April 30, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 12, 2007 to December 31, 2007.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2008. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

/s/  DELOITTE & TOUCHE LLP

New York, New York
March 26, 2009

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                 2008       2007
                                                               --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $39,601 and $46,264,
     respectively)...........................................  $ 34,846   $ 45,671
  Equity securities available-for-sale, at estimated fair
     value (cost: $673 and $992, respectively)...............       474        952
  Trading securities, at estimated fair value (cost: $251 and
     $0, respectively).......................................       232         --
  Mortgage and consumer loans................................     4,447      4,404
  Policy loans...............................................     1,192        913
  Real estate and real estate joint ventures held-for-
     investment..............................................       608        541
  Other limited partnership interests........................     1,249      1,130
  Short-term investments.....................................     3,127      1,335
  Other invested assets......................................     2,297      1,445
                                                               --------   --------
     Total investments.......................................    48,472     56,391
Cash and cash equivalents....................................     5,656      1,774
Accrued investment income....................................       487        637
Premiums and other receivables...............................    12,463      8,320
Deferred policy acquisition costs and value of business
  acquired...................................................     5,440      4,948
Current income tax recoverable...............................        66         72
Deferred income tax assets...................................     1,843        846
Goodwill.....................................................       953        953
Other assets.................................................       752        753
Separate account assets......................................    35,892     53,867
                                                               --------   --------
     Total assets............................................  $112,024   $128,561
                                                               ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
Future policy benefits.......................................  $ 20,213   $ 19,576
Policyholder account balances................................    37,175     33,815
Other policyholder funds.....................................     2,085      1,777
Short-term debt..............................................       300         --
Long-term debt -- affiliated.................................       950        635
Payables for collateral under securities loaned and other
  transactions...............................................     7,871     10,471
Other liabilities............................................     2,604      1,072
Separate account liabilities.................................    35,892     53,867
                                                               --------   --------
     Total liabilities.......................................   107,090    121,213
                                                               --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2008 and 2007.................................        86         86
Additional paid-in capital...................................     6,719      6,719
Retained earnings............................................       965        892
Accumulated other comprehensive loss.........................    (2,836)      (349)
                                                               --------   --------
     Total stockholders' equity..............................     4,934      7,348
                                                               --------   --------
     Total liabilities and stockholders' equity..............  $112,024   $128,561
                                                               ========   ========




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                             2008     2007     2006
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $  634   $  353   $  308
Universal life and investment-type product policy fees....   1,378    1,411    1,268
Net investment income.....................................   2,494    2,893    2,839
Other revenues............................................     230      251      212
Net investment gains (losses).............................     549     (142)    (521)
                                                            ------   ------   ------
       Total revenues.....................................   5,285    4,766    4,106
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................   1,446      978      792
Interest credited to policyholder account balances........   1,130    1,299    1,316
Other expenses............................................   1,933    1,446    1,173
                                                            ------   ------   ------
       Total expenses.....................................   4,509    3,723    3,281
                                                            ------   ------   ------
Income from continuing operations before provision for
  income tax..............................................     776    1,043      825
Provision for income tax..................................     203      303      228
                                                            ------   ------   ------
Income from continuing operations.........................     573      740      597
Income from discontinued operations, net of income tax....      --        4       --
                                                            ------   ------   ------
Net income................................................  $  573   $  744   $  597
                                                            ======   ======   ======




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                                                 ACCUMULATED
                                                                          OTHER COMPREHENSIVE LOSS
                                                                        ----------------------------
                                                                              NET          FOREIGN
                                                ADDITIONAL                UNREALIZED       CURRENCY
                                       COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                        STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                       ------   ----------   --------   --------------   -----------   -------
Balance at January 1, 2006...........    $86      $7,180       $ 581        $  (416)        $   2      $ 7,433
Revisions of purchase price pushed
  down to MetLife Insurance Company
  of Connecticut's net assets
  acquired (Note 1)..................                 40                                                    40
Dividend paid to MetLife.............               (259)       (658)                                     (917)
Capital contribution of intangible
  assets from MetLife, net of income
  tax................................                162                                                   162
Comprehensive income:
  Net income.........................                            597                                       597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                            (5)                        (5)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                           107                        107
     Foreign currency translation
       adjustments, net of income
       tax...........................                                                          (2)          (2)
                                                                                                       -------
     Other comprehensive income......                                                                      100
                                                                                                       -------
  Comprehensive income...............                                                                      697
                                         ---      ------       -----        -------         -----      -------
Balance at December 31, 2006.........     86       7,123         520           (314)           --        7,415
Cumulative effect of change in
  accounting principle, net of income
  tax (Note 1).......................                            (86)                                      (86)
                                         ---      ------       -----        -------         -----      -------
Balance at January 1, 2007...........     86       7,123         434           (314)           --        7,329
Dividend paid to MetLife.............               (404)       (286)                                     (690)
Comprehensive income:
  Net income.........................                            744                                       744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                            (2)                        (2)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                           (45)                       (45)
     Foreign currency translation
       adjustments, net of income
       tax...........................                                                          12           12
                                                                                                       -------
     Other comprehensive loss........                                                                      (35)
                                                                                                       -------
  Comprehensive income...............                                                                      709
                                         ---      ------       -----        -------         -----      -------
Balance at December 31, 2007.........     86       6,719         892           (361)           12        7,348
Dividend paid to MetLife.............                           (500)                                     (500)
Comprehensive income (loss):
  Net income.........................                            573                                       573
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                            21                         21
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                        (2,342)                    (2,342)
     Foreign currency translation
       adjustments, net of income
       tax...........................                                                        (166)        (166)
                                                                                                       -------
     Other comprehensive loss........                                                                   (2,487)
                                                                                                       -------
  Comprehensive loss.................                                                                   (1,914)
                                         ---      ------       -----        -------         -----      -------
Balance at December 31, 2008.........    $86      $6,719       $ 965        $(2,682)        $(154)     $ 4,934
                                         ===      ======       =====        =======         =====      =======




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                          2008       2007       2006
                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................  $    573   $    744   $    597
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses...........        29         26          6
     Amortization of premiums and accretion of
       discounts associated with investments, net.....       (18)        11         74
     (Gains) losses from sales of investments and
       businesses, net................................      (546)       145        521
     Gain from recapture of ceded reinsurance.........        --        (22)        --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests......................................        97       (121)       (83)
     Interest credited to policyholder account
       balances.......................................     1,130      1,299      1,316
     Universal life and investment-type product policy
       fees...........................................    (1,378)    (1,411)    (1,268)
     Change in accrued investment income..............       150        (35)         2
     Change in premiums and other receivables.........    (2,561)       360       (509)
     Change in deferred policy acquisition costs,
       net............................................       330         61       (234)
     Change in insurance-related liabilities..........       997         71        234
     Change in trading securities.....................      (218)        --        (43)
     Change in income tax payable.....................       262        308        156
     Change in other assets...........................       598        675        578
     Change in other liabilities......................     1,176        234       (351)
     Other, net.......................................        38         --         --
                                                        --------   --------   --------
Net cash provided by operating activities.............       659      2,345        996
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    20,183     21,546     27,706
     Equity securities................................       126        146        218
     Mortgage and consumer loans......................       522      1,208      1,034
     Real estate and real estate joint ventures.......        15        155        126
     Other limited partnership interests..............       203        465        762
  Purchases of:
     Fixed maturity securities........................   (14,027)   (19,365)   (23,840)
     Equity securities................................       (65)      (357)      (109)
     Mortgage and consumer loans......................      (621)    (2,030)    (2,092)
     Real estate and real estate joint ventures.......      (102)      (458)       (56)
     Other limited partnership interests..............      (458)      (515)      (343)
  Net change in short-term investments................    (1,887)      (558)       991
  Net change in other invested assets.................       445       (175)      (316)
  Net change in policy loans..........................      (279)         5         (2)
  Other, net..........................................        --         16          1
                                                        --------   --------   --------
Net cash provided by investing activities.............  $  4,055   $     83   $  4,080
                                                        --------   --------   --------




        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)


                                                           2008      2007       2006
                                                         -------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................................  $ 7,146   $ 11,395   $  8,185
     Withdrawals.......................................   (5,307)   (13,563)   (11,637)
  Net change in short-term debt........................      300         --         --
  Long-term debt issued -- affiliated..................      750        200         --
  Long-term debt repaid -- affiliated..................     (435)        --         --
  Debt issuance costs..................................       (8)        --         --
  Net change in payables for collateral under
     securities loaned and other transactions..........   (2,600)     1,316       (582)
  Financing element on certain derivative instruments..      (46)        33        (55)
  Dividends on common stock............................     (500)      (690)      (917)
                                                         -------   --------   --------
Net cash used in financing activities..................     (700)    (1,309)    (5,006)
                                                         -------   --------   --------
Effect of change in foreign currency exchange rates on
  cash balances........................................     (132)         6          8
                                                         -------   --------   --------
Change in cash and cash equivalents....................    3,882      1,125         78
Cash and cash equivalents, beginning of year...........    1,774        649        571
                                                         -------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.................  $ 5,656   $  1,774   $    649
                                                         =======   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest..........................................  $    64   $     33   $     31
                                                         =======   ========   ========
     Income tax........................................  $   (48)  $     (6)  $     81
                                                         =======   ========   ========
  Non-cash transactions during the year:
     Contribution of equity securities to MetLife
       Foundation......................................  $    --   $     12   $     --
                                                         =======   ========   ========
     Contribution of other intangible assets from
       MetLife, net of deferred income tax.............  $    --   $     --   $    162
                                                         =======   ========   ========
     Contribution of goodwill from MetLife.............  $    --   $     --   $     29
                                                         =======   ========   ========



--------

See Note 7 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

        See accompanying notes to the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On October 11, 2006, MICC and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MICC agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MICC's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MICC. MICC issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MICC's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MICC certain assets and liabilities, including goodwill, value of business acquired ("VOBA") and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of MICC and its subsidiaries as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     In addition, the Company has invested in certain structured transactions that are variable interest entities ("VIEs") under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46(r)"). These structured transactions include asset-backed securitizations, trust preferred securities, joint ventures, limited partnerships and limited liability companies. The Company is required to consolidate those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2008 or 2007.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2008 presentation. Such reclassifications include $6 million and $8 million for the years ended

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


December 31, 2007 and 2006, respectively, relating to the effect of change in foreign currency exchange rates on cash balances. These amounts were reclassified from cash flows from operating activities in the consolidated statements of cash flows for the years ended December 31, 2007 and 2006.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

       (i) the estimated fair value of investments in the absence of quoted market values;

       (ii)   investment impairments;

       (iii)  the recognition of income on certain investment entities;

       (iv)   the application of the consolidation rules to certain investments;

       (v) the existence and estimated fair value of embedded derivatives requiring bifurcation;

       (vi)   the estimated fair value of and accounting for derivatives;

       (vii) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of VOBA;

       (viii) the measurement of goodwill and related impairment, if any;

       (ix)   the liability for future policyholder benefits;

       (x) accounting for income taxes and the valuation of deferred tax assets;

       (xi)   accounting for reinsurance transactions; and

       (xii)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the estimated fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the footnotes to the consolidated financial statements include disclosures of estimated fair values. Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. Under SFAS 157, fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. SFAS 157 requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, SFAS 157 requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The approaches are not new, but SFAS 157 requires that entities determine the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company has categorized its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     The measurement and disclosures under SFAS 157 in the accompanying consolidated financial statements and footnotes exclude certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment. The effective date for these items was deferred to January 1, 2009.

     Prior to adoption of SFAS 157, estimated fair value was determined based solely upon the perspective of the reporting entity. Therefore, methodologies used to determine the estimated fair value of certain financial instruments prior to January 1, 2008, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, trading securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnership interests, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          In periods subsequent to the recognition of an other-than-temporary impairment on a debt security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the debt security in a prospective manner based on the amount and timing of estimated future cash flows.

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investments strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements, and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at estimated fair value with subsequent changes in estimated fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, valuation allowances are established for the excess carrying value of the loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's estimated fair value. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for other-than-temporary impairment when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value. The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, joint venture investments and tax credit partnerships.

          Freestanding derivatives with positive estimated fair values are more fully described in the derivatives accounting policy which follows.

          Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for on the equity method. Tax credit partnerships are established for

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are also accounted for on equity method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

          Estimates and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments, and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage backed and asset-backed securities, certain investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules under FIN 46(r) for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. FIN 46(r) defines the primary beneficiary as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When determining the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as trust preferred securities, joint ventures, limited partnerships and limited liability companies, the Company gains an understanding of the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in estimated fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves, and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments. Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate credit risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make an additional credit risk adjustments is performed by the Company each reporting period.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge") and
(ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the consolidated balance sheet, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at estimated fair value with the host contract and changes in their estimated fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was less than $1 million for both December 31, 2008 and 2007, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $76 million and $72 million at December 31, 2008 and 2007, respectively. Accumulated amortization of capitalized software was $26 million and $11 million at December 31, 2008 and 2007, respectively. Related amortization expense was $15 million, $11 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross profits and the re-estimation of expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements," effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in interest credited to policyholder account balances. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit's goodwill exceeds its estimated fair value, there is an indication of impairment and the implied fair value of the goodwill is determined in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair values of the reporting units are determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model. For reporting units which are particularly sensitive to market assumptions, such as the annuities and variable & universal life reporting units within the Individual segment, the Company may corroborate its estimated fair values by using additional valuation methodologies.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include projected earnings, current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit. The estimated fair value of the annuity and variable & universal life reporting units are particularly sensitive to the equity market levels.

     Management applies significant judgment when determining the estimated fair value of the Company's reporting units and when assessing the relationship of the estimated fair value of its reporting units and their book value. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 5 for further consideration of goodwill impairment testing during 2008.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     At the inception, the GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     The Company attributes to the embedded derivative a portion of the expected future rider fees to be collected from the policyholder equal to the present value of expected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC"), as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivative.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MICC files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MICC, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MICC's includable subsidiaries at October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 9) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements," the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies, unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments, and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     Effective January 1, 2008, the Company adopted SFAS 157 which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied the provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of SFAS 157 also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain riders on variable annuity contracts. The change in valuation of embedded derivatives associated with riders on annuity contracts resulted from the incorporation of risk margins associated with non capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting SFAS 157 on assets and liabilities measured at estimated fair value was $59 million ($38 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of income where it was presented in the respective income statement caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. Note 16 presents the estimated fair value of all assets and liabilities required to be measured at estimated fair value as well as the expanded fair value disclosures required by SFAS 157.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective January 1, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 157-1, Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 ("FSP 157-1"). FSP 157-1 amends SFAS 157 to provide a scope out exception for lease classification and measurement under SFAS No. 13, Accounting for Leases. The Company also adopted FSP No. FAS 157-2, Effective Date of FASB Statement No. 157 which delays the effective date of SFAS 157 for certain nonfinancial assets and liabilities that are recorded at fair value on a nonrecurring basis. The effective date is delayed until January 1, 2009 and impacts balance sheet items

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


including nonfinancial assets and liabilities in a business combination and the impairment testing of goodwill and long-lived assets.

     Effective September 30, 2008, the Company adopted FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active ("FSP 157-3"). FSP 157-3 provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. The adoption of FSP 157-3 did not have a material impact on the Company's consolidated financial statements.

  Investments

     Effective December 31, 2008, the Company adopted FSP No. FAS 140-4 and FIN 46(r)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities ("FSP 140-4 and FIN 46(r)-8"). FSP 140-4 and FIN 46(r)-8 requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIE. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special-purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest or is the sponsor. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to more closely align the guidance to determine whether an other-than-temporary impairment has occurred for a beneficial interest in a securitized financial asset with the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. for debt securities classified as available-for-sale or held-to-maturity. The adoption of FSP EITF 99-20-1 did not have an impact on the Company's consolidated financial statements.

  Derivative Financial Instruments

     Effective December 31, 2008, the Company adopted FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees -- An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 ("FSP 133-1 and FIN 45-4"). FSP 133-1 and FIN 45-4 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") to require certain enhanced disclosures by sellers of credit derivatives by requiring additional information about the potential adverse effects of changes in their credit risk, financial performance, and cash flows. It also amends FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- An Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 ("FIN 45"), to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective January 1, 2008, the Company adopted SFAS 133 Implementation Issue No. E-23, Clarification of the Application of the Shortcut Method ("Issue E-23"). Issue E-23 amended SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness, as long as the difference between the transaction price
(zero) and the fair value (exit price), as

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. The adoption of Issue E-23 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

     (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

     (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

     (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

     (iv) amends SFAS 140 to eliminate the prohibition on a QSPE from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


"more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also
Note 9.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact at January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Other Pronouncements

     Effective January 1, 2008, the Company adopted FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. Upon adoption of FSP 39-1, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6") prospectively. EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. EITF 07-6 concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of EITF 07-6 did not have a material impact on the Company's consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities at January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160"). Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations after that date. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company will apply the guidance in SFAS 141(r) prospectively on its accounting for future acquisitions and does not expect the adoption of SFAS 160 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-6, Equity Method Investment Accounting Considerations ("EITF 08-6"). EITF 08-6 addresses a number of issues associated with the impact that SFAS 141(r) and SFAS 160 might have on the accounting for equity method investments, including how an equity method investment should initially be measured, how it should be tested for impairment, and how changes in classification from equity method to cost method should be treated. EITF 08-6 is effective prospectively for fiscal years beginning on or after December 15, 2008. The Company does not expect the adoption of EITF 08-6 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-7, Accounting for Defensive Intangible Assets ("EITF 08-7"). EITF 08-7 requires that an acquired defensive intangible asset (i.e., an asset an entity does not intend to actively use, but rather, intends to prevent others from using) be accounted for as a separate unit of accounting at time of acquisition, not combined with the acquirer's existing intangible assets. In addition, the EITF concludes that a defensive intangible asset may not be considered immediately abandoned following its acquisition or have indefinite life. The Company will apply the guidance of EITF 08-7 prospectively to its intangible assets acquired after fiscal years beginning on or after December 15, 2008.

     In April 2008, the FASB issued FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets ("FSP 142-3"). FSP 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(r) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The requirement for determining useful lives and related disclosures will be applied prospectively to intangible assets acquired as of, and subsequent to, the effective date.

  Derivative Financial Instruments

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company will provide all of the material required disclosures in the appropriate future interim and annual periods.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Other Pronouncements

     In September 2008, the FASB ratified the consensus on EITF Issue No. 08-5, Issuer's Accounting for Liabilities Measured at Fair Value with a Third-Party Credit Enhancement ("EITF 08-5"). EITF 08-5 concludes that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, EITF 08-5 requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value. EITF 08-5 is effective beginning in the first reporting period after December 15, 2008 and will be applied prospectively, with the effect of initial application included in the change in fair value of the liability in the period of adoption. The Company does not expect the adoption of EITF 08-5 to have a material impact on the Company's consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company does not expect the adoption of FSP 140-3 to have a material impact on its consolidated financial statements.

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities, and the percentage that each sector represents by the respective total holdings at:

                                                       DECEMBER 31, 2008
                                       ------------------------------------------------
                                                        GROSS
                                        COST OR       UNREALIZED
                                       AMORTIZED   ---------------    ESTIMATED    % OF
                                          COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                       ---------   ------   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities............   $15,440    $  126   $2,335     $13,231     38.0%
Residential mortgage-backed
  securities.........................     7,901       124      932       7,093     20.4
Foreign corporate securities.........     6,157        41    1,136       5,062     14.5
U.S. Treasury/agency securities......     3,407       926       --       4,333     12.4
Commercial mortgage-backed
  securities.........................     2,933         6      665       2,274      6.5
Asset-backed securities..............     2,429         1      703       1,727      5.0
State and political subdivision
  securities.........................       880         2      225         657      1.9
Foreign government securities........       454        48       33         469      1.3
                                        -------    ------   ------     -------    -----
  Total fixed maturity securities
     (1),(2).........................   $39,601    $1,274   $6,029     $34,846    100.0%
                                        =======    ======   ======     =======    =====
Non-redeemable preferred stock (1)...   $   551    $    1   $  196     $   356     75.1%
Common stock.........................       122         1        5         118     24.9
                                        -------    ------   ------     -------    -----
  Total equity securities............   $   673    $    2   $  201     $   474    100.0%
                                        =======    ======   ======     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                       DECEMBER 31, 2007
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                        ---------   ----   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
Residential mortgage-backed
  securities..........................    11,914      98       80      11,932     26.1
Foreign corporate securities..........     6,536      83      184       6,435     14.1
U.S. Treasury/agency securities.......     3,976     126       11       4,091      9.0
Commercial mortgage-backed
  securities..........................     3,182      28       67       3,143      6.9
Asset-backed securities...............     2,236       4      108       2,132      4.7
State and political subdivision
  securities..........................       611       4       40         575      1.2
Foreign government securities.........       635      55        2         688      1.5
                                         -------    ----   ------     -------    -----
  Total fixed maturity securities
     (1),(2)..........................   $46,264    $517   $1,110     $45,671    100.0%
                                         =======    ====   ======     =======    =====
Non-redeemable preferred stock (1)....   $   777    $ 21   $   63     $   735     77.2%
Common stock..........................       215       9        7         217     22.8
                                         -------    ----   ------     -------    -----
  Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                         =======    ====   ======     =======    =====



--------

   (1) The Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities classified as non-redeemable preferred stock held by the Company at December 31, 2008 and 2007 had an estimated fair value of $304 million and $594 million, respectively. In addition, the Company held $52 million and $141 million at estimated fair value, respectively, at December 31, 2008 and 2007 of other perpetual hybrid securities, primarily U.S. financial institutions, also included in non-redeemable preferred stock. Perpetual hybrid securities held by the Company and included within fixed maturity securities (primarily within foreign corporate securities) at December 31, 2008 and 2007 had an estimated fair value of $425 million and $778 million, respectively. In addition, the Company held $16 million and $29 million at estimated fair value, respectively, at December 31, 2008 and 2007 of other perpetual hybrid securities, primarily U.S. financial institutions, included in fixed maturity securities.

   (2) At December 31, 2008 and 2007 the Company also held $385 million and $558 million at estimated fair value, respectively, of redeemable preferred stock which have stated maturity dates which are included within fixed maturity securities. These securities are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are commonly referred to as "capital securities" within U.S. corporate securities.

     The Company held foreign currency derivatives with notional amounts of $883 million and $911 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2008 and 2007, respectively.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $2.6 billion and $3.8 billion at December 31, 2008 and 2007, respectively. These securities had net unrealized losses of $1,130 million and $94 million at December 31, 2008 and 2007, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Non-Income Producing Fixed Maturity Securities. Non-income producing fixed maturity securities at estimated fair value were $17 million and $1 million at December 31, 2008 and 2007, respectively. Net unrealized gains (losses) associated with non-income producing fixed maturity securities were ($2) million and less than $1 million at December 31, 2008 and 2007, respectively.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. At December 31, 2008, $1.1 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantee insurers of which $525 million, $415 million, $145 million, $8 million and $3 million, are included within U.S. corporate securities, state and political subdivision securities, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities, respectively, and 20% and 65% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively. Approximately 42% of the asset-backed securities that are credit enhanced by financial guarantee insurers are asset-backed securities which are backed by sub-prime mortgage loans.

     Concentrations of Credit Risk (Fixed Maturity Securities). The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than securities of the U.S. government and certain U.S. government agencies. At December 31, 2008 and 2007, the Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $4.3 billion and $4.1 billion, respectively. As shown in the sector table above, at December 31, 2008, the Company's three largest exposures in its fixed maturity security portfolio were U.S. corporate fixed maturity securities (38.0%), residential mortgage-backed securities (20.4%), and foreign corporate securities (14.5%); and at December 31, 2007 were U.S. corporate fixed maturity securities (36.5%), residential mortgage-backed securities (26.1%), and foreign corporate securities (14.1%).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. At December 31, 2008 and 2007, the Company's holdings in U.S. corporate and foreign corporate fixed maturity securities at estimated fair value were $18.3 billion and $23.1 billion, respectively. The Company maintains a diversified portfolio of corporate securities across industries and issuers. The portfolio does not have exposure to any single issuer in excess of 1% of the total invested assets. The exposure to the largest single issuer of corporate fixed maturity securities held at December 31, 2008 and 2007 was $313 million and $254 million, respectively. At December 31, 2008 and 2007, the Company's combined holdings in the ten issuers to which it had the greatest exposure totaled $1.7 billion and $1.9 billion, respectively, the total of these ten issuers being less than 4% of the Company's total invested assets at such dates. The table below shows the major industry types that comprise the corporate fixed maturity holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Foreign (1).................................    $ 5,062     27.6%    $ 6,435     27.9%
Finance.....................................      3,397     18.6       5,171     22.4
Utility.....................................      2,810     15.4       3,213     13.9
Consumer....................................      2,666     14.6       3,677     15.9
Industrial..................................      1,775      9.7       2,702     11.7
Communications..............................      1,305      7.1       1,785      7.7
Other.......................................      1,278      7.0         127      0.5
                                                -------    -----     -------    -----
  Total.....................................    $18,293    100.0%    $23,110    100.0%
                                                =======    =====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors, and other fixed maturity foreign investments.

     Concentrations of Credit Risk (Fixed Maturity Securities)-- Residential Mortgage-Backed Securities. The Company's residential mortgage-backed securities consist of the following holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Residential mortgage-backed securities:
  Collateralized mortgage obligations.......    $5,028      70.9%    $ 7,290     61.1%
  Pass-through securities...................     2,065      29.1       4,642     38.9
                                                ------     -----     -------    -----
Total residential mortgage-backed
  securities................................    $7,093     100.0%    $11,932    100.0%
                                                ======     =====     =======    =====



     Collateralized mortgage obligations are a type of mortgage-backed security that creates separate pools or tranches of pass-through cash flows for different classes of bondholders with varying maturities. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for fee, remits or passes these payments through to the holders of the pass-through securities.

     At December 31, 2008, the exposures in the Company's residential mortgage-backed securities portfolio consist of agency, prime, and alternative residential mortgage loans ("Alt-A") securities of 68%, 22%, and 10% of the total holdings, respectively. At December 31, 2008 and 2007, $6.5 billion and $11.9 billion, respectively, of the estimated fair value or 92% and 99%, respectively, of the residential mortgage-backed securities were rated Aaa/AAA by Moody's Investors Service ("Moody's"), S&P or Fitch Ratings ("Fitch"). The majority of the residential mortgage-backed securities are guaranteed or otherwise supported by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association. Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit worthy customers with high quality credit profiles. Alt-A residential mortgage loans are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. At December 31, 2008 and 2007, the Company's Alt-A residential mortgage-backed securities exposure at estimated fair value was $706 million and $1,193 million, respectively, with an unrealized loss of $376 million and $30 million, respectively. At December 31, 2008 and 2007, $458 million and $1,189 million, respectively, or 65% and 99%, respectively, of the Company's Alt-A residential mortgage-backed securities were rated Aa/AA or better by Moody's, S&P or Fitch. In December 2008, certain Alt-A residential mortgage-backed securities experienced ratings downgrades from investment grade to below investment grade, contributing to the decrease year over year cited above in those securities rated Aa/AA or better. At December 31, 2008, the Company's Alt-A holdings are distributed as follows: 23% 2007 vintage year; 14% 2006 vintage year; and 63% in the 2005 and prior vintage years. In January 2009, Moody's revised its loss projections for Alt-A residential mortgage-backed securities, and the Company anticipates that Moody's will be downgrading virtually all 2006 and 2007 vintage year Alt-A securities to below investment grade, which will increase the percentage of our Alt-A residential mortgage-backed securities portfolio that will be rated below investment grade. Vintage year refers to the year of origination and not to the year of purchase.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Commercial Mortgage-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in commercial mortgage-backed securities was $2.3 billion and $3.1 billion, respectively, at estimated fair value. At December 31, 2008 and 2007, $2.0 billion and $2.6 billion, respectively, of the estimated fair value, or 90% and 84%, respectively, of the commercial mortgage-backed

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the rating distribution of the Company's commercial mortgage-backed securities holdings was as follows: 90% Aaa, 5% Aa, 2% A, 1% Baa and 2% Ba or below. At December 31, 2008, 84% of the holdings are in the 2005 and prior vintage years. At December 31, 2008, the Company had no exposure to CMBX securities and its holdings of commercial real estate collateralized debt obligations securities was $74 million at estimated fair value.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Asset-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in asset-backed securities was $1.7 billion and $2.1 billion, respectively, at estimated fair value. The Company's asset-backed securities are diversified both by sector and by issuer. At December 31, 2008 and 2007, $1.1 billion and $1.0 billion, respectively, or 64% and 48%, respectively, of total asset-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the largest exposures in the Company's asset-backed securities portfolio were credit card receivables, residential mortgage-backed securities backed by sub-prime mortgage loans, automobile receivables and student loan receivables of 41%, 17%, 12% and 6% of the total holdings, respectively. Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles. At December 31, 2008 and 2007, the Company had exposure to fixed maturity securities backed by sub-prime mortgage loans with estimated fair values of $335 million and $570 million, respectively, and unrealized losses of $199 million and $45 million, respectively. At December 31, 2008, 18% of the asset-backed securities backed by sub-prime mortgage loans have been guaranteed by financial guarantee insurers, of which 1% and 52% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively.

     Concentrations of Risk (Equity Securities) The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity in its equity securities holdings.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2008                     2007
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $   993      $   966     $ 1,172      $ 1,163
Due after one year through five years...     6,337        5,755       8,070        8,035
Due after five years through ten years..     7,329        6,195       7,950        7,858
Due after ten years.....................    11,679       10,836      11,740       11,408
                                           -------      -------     -------      -------
  Subtotal..............................    26,338       23,752      28,932       28,464
Mortgage-backed and asset-backed
  securities............................    13,263       11,094      17,332       17,207
                                           -------      -------     -------      -------
  Total fixed maturity securities.......   $39,601      $34,846     $46,264      $45,671
                                           =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                        2008     2007    2006
                                                      -------   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities...........................  $(4,755)  $(593)  $(566)
Equity securities...................................     (199)    (40)     17
Derivatives.........................................       12     (16)     (9)
Short-term investments..............................     (100)     --      --
Other...............................................       (3)     --       7
                                                      -------   -----   -----
  Subtotal..........................................   (5,045)   (649)   (551)
                                                      -------   -----   -----
Amounts allocated from:
  DAC and VOBA......................................      916      93      66
Deferred income tax.................................    1,447     195     171
                                                      -------   -----   -----
  Subtotal..........................................    2,363     288     237
                                                      -------   -----   -----
Net unrealized investment gains (losses)............  $(2,682)  $(361)  $(314)
                                                      =======   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                        2008     2007    2006
                                                      -------   -----   -----
                                                           (IN MILLIONS)
Balance, beginning of period........................  $  (361)  $(314)  $(416)
Unrealized investment gains (losses) during the
  year..............................................   (4,396)    (98)    113
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition.......       --      --      78
  DAC and VOBA......................................      823      27     (36)
  Deferred income tax...............................    1,252      24     (53)
                                                      -------   -----   -----
Balance, end of period..............................  $(2,682)  $(361)  $(314)
                                                      =======   =====   =====
Change in net unrealized investment gains (losses)..  $(2,321)  $ (47)  $ 102
                                                      =======   =====   =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                             DECEMBER 31, 2008
                                ---------------------------------------------------------------------------
                                                            EQUAL TO OR GREATER
                                                                    THAN
                                  LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                -----------------------   -----------------------   -----------------------
                                                GROSS                     GROSS                     GROSS
                                 ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                ----------   ----------   ----------   ----------   ----------   ----------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.....    $ 6,302      $1,001       $4,823       $1,334       $11,125      $2,335
Residential mortgage-backed
  securities..................      1,740         501          934          431         2,674         932
Foreign corporate securities..      2,684         517        1,530          619         4,214       1,136
U.S. Treasury/agency
  securities..................         34          --           --           --            34          --
Commercial mortgage-backed
  securities..................      1,485         289          679          376         2,164         665
Asset-backed securities.......        961         221          699          482         1,660         703
State and political
  subdivision securities......        348          91          220          134           568         225
Foreign government
  securities..................        229          21           20           12           249          33
                                  -------      ------       ------       ------       -------      ------
  Total fixed maturity
     securities...............    $13,783      $2,641       $8,905       $3,388       $22,688      $6,029
                                  =======      ======       ======       ======       =======      ======
Equity securities.............    $   124      $   59       $  191       $  142       $   315      $  201
                                  =======      ======       ======       ======       =======      ======
Total number of securities in
  an unrealized loss
  position....................      2,634                    1,340
                                  =======                   ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             DECEMBER 31, 2007
                                ---------------------------------------------------------------------------
                                                            EQUAL TO OR GREATER
                                                                    THAN
                                  LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                -----------------------   -----------------------   -----------------------
                                                GROSS                     GROSS                     GROSS
                                 ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                ----------   ----------   ----------   ----------   ----------   ----------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.....    $ 6,643       $316        $ 5,010       $302        $11,653      $  618
Residential mortgage-backed
  securities..................      2,374         52          1,160         28          3,534          80
Foreign corporate securities..      2,350         86          2,234         98          4,584         184
U.S. Treasury/agency
  securities..................        307          2            343          9            650          11
Commercial mortgage-backed
  securities..................        417         26          1,114         41          1,531          67
Asset-backed securities.......      1,401         91            332         17          1,733         108
State and political
  subdivision securities......         84          9            387         31            471          40
Foreign government
  securities..................         63          1             62          1            125           2
                                  -------       ----        -------       ----        -------      ------
  Total fixed maturity
     securities...............    $13,639       $583        $10,642       $527        $24,281      $1,110
                                  =======       ====        =======       ====        =======      ======
Equity securities.............    $   386       $ 42        $   190       $ 28        $   576      $   70
                                  =======       ====        =======       ====        =======      ======
Total number of securities in
  an unrealized loss
  position....................      2,011                     1,487
                                  =======                   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more at:

                                                            DECEMBER 31, 2008
                                      -------------------------------------------------------------
                                       COST OR AMORTIZED     GROSS UNREALIZED         NUMBER OF
                                              COST                 LOSS              SECURITIES
                                      -------------------   ------------------   ------------------
                                      LESS THAN    20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                         20%        MORE       20%       MORE       20%       MORE
                                      ---------   -------   ---------   ------   ---------   ------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................   $ 5,444    $ 9,799     $  392    $3,547     1,314      1,089
Six months or greater but less than
  nine months.......................     2,737        542        213       271       349         54
Nine months or greater but less than
  twelve months.....................     3,554        810        392       470       342         95
Twelve months or greater............     5,639        192        614       130       642         28
                                       -------    -------     ------    ------
  Total.............................   $17,374    $11,343     $1,611    $4,418
                                       =======    =======     ======    ======
EQUITY SECURITIES:
Less than six months................   $    23    $   298     $    3    $  130        13         50
Six months or greater but less than
  nine months.......................        18         53          3        20         2          5
Nine months or greater but less than
  twelve months.....................        --        102         --        43        --          9
Twelve months or greater............        22         --          2        --         6         --
                                       -------    -------     ------    ------
  Total.............................   $    63    $   453     $    8    $  193
                                       =======    =======     ======    ======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             DECEMBER 31, 2007
                                     -----------------------------------------------------------------
                                                                                         NUMBER OF
                                       COST OR AMORTIZED                                 SECURITIES
                                              COST           GROSS UNREALIZED LOSS   -----------------
                                     ---------------------   ---------------------     LESS
                                     LESS THAN     20% OR    LESS THAN     20% OR      THAN     20% OR
                                        20%         MORE        20%         MORE       20%       MORE
                                     ---------   ---------   ---------   ---------   -------   -------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..............    $10,460       $428        $349        $114      1,825       80
Six months or greater but less
  than nine months................      2,900         --         145          --        321       --
Nine months or greater but less
  than twelve months..............      1,523         --          81          --        162       --
Twelve months or greater..........     10,079         --         421          --      1,358       --
                                      -------       ----        ----        ----
  Total...........................    $24,962       $428        $996        $114
                                      =======       ====        ====        ====
EQUITY SECURITIES:
Less than six months..............    $   261       $ 56        $ 19        $ 16         98       18
Six months or greater but less
  than nine months................        111         --          10          --         16       --
Nine months or greater but less
  than twelve months..............         37         --           5          --         12       --
Twelve months or greater..........        182         --          20          --         17       --
                                      -------       ----        ----        ----
  Total...........................    $   591       $ 56        $ 54        $ 16
                                      =======       ====        ====        ====



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     At December 31, 2008 and 2007, $1.6 billion and $1.0 billion, respectively, of unrealized losses related to fixed maturity securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 9% and 4%, respectively, of the cost or amortized cost of such securities. At December 31, 2008 and 2007, $8 million and $54 million, respectively, of unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost, which represented 13% and 9%, respectively, of the cost of such securities.

     At December 31, 2008, $4.4 billion and $193 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 39% and 43% of the cost or amortized cost for fixed maturity securities and equity securities, respectively. Of such unrealized losses of $4.4 billion and $193 million, $3.5 billion and $130 million related to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


fixed maturity securities and equity securities, respectively, that were in an unrealized loss position for a period of less than six months. At December 31, 2007, $114 million and $16 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% and 29% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $114 million and $16 million related to fixed maturity securities and equity securities, respectively, all were in an unrealized loss position for a period of less than six months.

     The Company held 103 fixed maturity securities and six equity securities, each with a gross unrealized loss at December 31, 2008 of greater than $10 million. These 103 fixed maturity securities represented 29%, or $1,758 million in the aggregate, of the gross unrealized loss on fixed maturity securities. These six equity securities represented 42%, or $84 million in the aggregate, of the gross unrealized loss on equity securities. The Company held two fixed maturity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These two fixed maturity securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity securities. There were no equity security with an unrealized loss of over $10 million at December 31, 2007. The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, increased $1,821 million during the year ended December 31, 2008. These securities were included in the regular evaluation of whether such securities are other-than-temporarily impaired. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline being primarily attributable to a rise in market yields caused principally by an extensive widening of credit spreads which resulted from a lack of market liquidity and a short-term market dislocation versus a long-term deterioration in credit quality, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration of, and severity of, an unrealized loss position, such as unrealized losses of 20% or more for equity securities, which was $193 million and $16 million at December 31, 2008 and 2007, respectively, is given greater weight and consideration, than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     Equity securities with an unrealized loss of 20% or more for six months or greater was $63 million at December 31, 2008, of which $62 million are for financial services investment grade non-redeemable preferred securities, of which 86% are rated A or higher.

     Equity securities with an unrealized loss of 20% or more for less than six months was $130 million at December 31, 2008 of which $125 million of the unrealized losses, or 96%, are for non-redeemable preferred securities, of which, $122 million of the unrealized losses, or 98%, are for investment grade non-redeemable preferred securities. All of the $122 million of unrealized losses for investment grade securities are for financial services industry non-redeemable preferred securities, of which 75% are rated A or higher.

     There were no equity securities with an unrealized loss of 20% or more for twelve months or greater.

     In connection with the equity securities impairment review process during 2008, the Company evaluated its holdings in non-redeemable preferred securities, particularly those of financial services industry companies. The Company considered several factors including whether there's been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred securities with a severe or an extended unrealized loss.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


With respect to common stock holdings, the Company considered the duration and severity of the securities in an unrealized loss position of 20% or more; and the duration of securities in an unrealized loss position of 20% or less with in an extended unrealized loss position (i.e., 12 months or more).

     At December 31, 2008, there were $193 million of equity securities with an unrealized loss of 20% or more, of which $187 million of the unrealized losses, or 97%, were for non-redeemable preferred securities. Through December 31, 2008, $184 million of the unrealized losses of 20% or more, or 99%, of the non-redeemable preferred securities were investment grade financial services industry non-redeemable preferred securities; and all non-redeemable preferred securities with unrealized losses of 20% or more, regardless of rating, have not deferred any dividend payments.

     Also, the Company believes the unrealized loss position is not necessarily predictive of the ultimate performance of these securities, and with respect to fixed maturity securities, it has the ability and intent to hold until the earlier of the recovery in value, or until maturity, and with respect to equity securities, it has the ability and intent to hold until the recovery in value. Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance, changes in collateral valuation, changes in interest rates, and changes in credit spreads. If economic fundamentals and other of the above factors continue to deteriorate, additional other-than-temporary impairments may be incurred in upcoming quarters.

     At December 31, 2008 and 2007, the Company's gross unrealized losses related to its fixed maturity and equity securities of $6.2 billion and $1.2 billion, respectively, were concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
SECTOR:
  U.S. corporate securities..................................    37%    52%
  Foreign corporate securities...............................    18     16
  Residential mortgage-backed securities.....................    15      7
  Asset-backed securities....................................    11      9
  Commercial mortgage-backed securities......................    11      6
  State and political subdivision securities.................     4      3
  Other......................................................     4      7
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===
INDUSTRY:
  Mortgage-backed............................................    26%    13%
  Finance....................................................    25     36
  Asset-backed...............................................    11      9
  Consumer...................................................    10      3
  Utility....................................................     9      8
  Communication..............................................     7      2
  Industrial.................................................     4     23
  Foreign government.........................................     1      1
  Other......................................................     7      5
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2008    2007    2006
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(651)  $(272)  $(497)
Equity securities....................................    (65)     15      10
Mortgage and consumer loans..........................    (44)     (2)      7
Real estate and real estate joint ventures...........     (1)      1      64
Other limited partnership interests..................     (9)    (19)     (1)
Freestanding derivatives.............................    558     189      92
Embedded derivatives.................................    436     116      85
Other................................................    325    (170)   (281)
                                                       -----   -----   -----
  Net investment gains (losses)......................  $ 549   $(142)  $(521)
                                                       =====   =====   =====



     For the years ended December 31, 2008, 2007 and 2006, affiliated net investment gains (losses) of $1,479 million, $389 million and ($85) million, respectively, are included in embedded derivatives in the table above.

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                                                   EQUITY
                                   FIXED MATURITY SECURITIES     SECURITIES               TOTAL
                                   -------------------------  ----------------  -------------------------
                                     2008     2007     2006   2008  2007  2006    2008     2007     2006
                                   -------  -------  -------  ----  ----  ----  -------  -------  -------
                                                                (IN MILLIONS)
Proceeds.........................  $11,450  $14,693  $23,718  $ 76  $133  $183  $11,526  $14,826  $23,901
                                   =======  =======  =======  ====  ====  ====  =======  =======  =======
Gross investment gains...........      126      120       60    15    26    13      141      146       73
Gross investment losses..........     (381)    (364)    (517)  (25)   (9)   (2)    (406)    (373)    (519)
Writedowns.......................
  Credit-related.................     (361)     (20)     (40)   (9)   --    --     (370)     (20)     (40)
  Other than credit-related (1)..      (35)      (8)      --   (46)   (2)   (1)     (81)     (10)      (1)
                                   -------  -------  -------  ----  ----  ----  -------  -------  -------
  Total writedowns...............     (396)     (28)     (40)  (55)   (2)   (1)    (451)     (30)     (41)
                                   -------  -------  -------  ----  ----  ----  -------  -------  -------
Net investment gains (losses)....  $  (651) $  (272) $  (497) $(65) $ 15  $ 10  $  (716) $  (257) $  (487)
                                   =======  =======  =======  ====  ====  ====  =======  =======  =======



--------

   (1) Other than credit-related writedowns include items such as equity securities where the primary reason for the writedown was the severity and/or the duration of an unrealized loss position and fixed maturity securities where an interest-rate related writedown was taken

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $451 million, $30 million and $41 million for the years ended December 31, 2008, 2007 and 2006, respectively. The substantial increase in 2008 over 2007 was driven by writedowns totaling

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$268 million of financial services industry securities holdings, comprised of $225 million of fixed maturity securities and $43 million of equity securities.

     Overall of the $396 million of fixed maturity securities writedowns in 2008, $225 million were on financial services industry securities holding; $56 million were on communication and consumer industries holdings; $80 million were on asset-backed (substantially all are backed by or exposed to sub-prime mortgage loans) and below investment grade commercial mortgage-backed holding; and $35 million in fixed maturity security holdings that the Company either lacked the intent to hold, or due to extensive credit spread widening, the Company was uncertain of its intent to hold these fixed maturity securities for a period of time sufficient to allow for recovery of the market value decline.

     Included within the $55 million of writedowns on equity securities in 2008, are $43 million related to the financial industry holdings (of which $9 million related to financial services industry non-redeemable preferred securities) and $12 million across several industries including consumer, communications, industrial and utility.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $2,455   $2,803   $2,719
Equity securities...................................      44       45       17
Trading securities..................................     (19)      --       --
Mortgage and consumer loans.........................     255      263      182
Policy loans........................................      64       53       52
Real estate and real estate joint ventures..........      11       81       29
Other limited partnership interests.................     (69)     164      238
Cash, cash equivalents and short-term investments...      67      104      137
International joint ventures........................      (4)      (4)      (5)
Other...............................................      (3)      11       13
                                                      ------   ------   ------
  Total investment income...........................   2,801    3,520    3,382
Less: Investment expenses...........................     307      627      543
                                                      ------   ------   ------
  Net investment income.............................  $2,494   $2,893   $2,839
                                                      ======   ======   ======



     Net investment income from other limited partnership interests, including hedge funds, represents distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method. Overall for 2008, the net amount recognized by the Company was a loss of $69 million resulting principally from losses on equity method investments. Such earnings and losses recognized for other limited partnership interests are impacted by volatility in the equity and credit markets. Net investment income from trading securities includes interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on trading securities. In 2008, unrealized losses recognized on trading securities, due to the volatility in the equity and credit markets, were in excess of interest and dividends earned.

     Affiliated investment expenses, included in the table above, were $32 million, $36 million and $32 million for the years ended December 31, 2008, 2007 and 2006 respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily major brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned Securities with a cost or amortized cost of $5.6 billion and $9.9 billion and an estimated fair value of $6.3 billion and $9.8 billion were on loan under the program at December 31, 2008 and 2007, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $6.4 billion and $10.1 billion at December 31, 2008 and 2007, respectively. Of this $6.4 billion of cash collateral at December 31, 2008, $1.2 billion was on open terms, meaning that the related loaned security could be returned to the Company on the next business day requiring return of cash collateral, and $4,284 million and $901 million, respectively, were due within 30 days and 60 days. Of the $1.2 billion of estimated fair value of the securities related to the cash collateral on open at December 31, 2008, $1.1 billion were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan are primarily U.S. Treasury and agency securities, and very liquid residential mortgage-backed securities. The estimated fair value of the reinvestment portfolio acquired with the cash collateral was $5.0 billion at December 31, 2008, and consisted principally of fixed maturity securities (including residential mortgage-backed, asset-backed, U.S. corporate and foreign corporate securities).

     Security collateral of $153 million and $40 million on deposit from counterparties in connection with the securities lending transactions at December 31, 2008 and 2007, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT, HELD IN TRUST AND PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with an estimated fair market value of $23 million and $22 million at December 31, 2008 and 2007, respectively, consisting primarily of fixed maturity and equity securities.

     The Company has pledged fixed maturity securities in support of its debt and funding agreements with the Federal Home Loan Bank of Boston of $1,284 million and $901 million at December 31, 2008 and 2007, respectively. The nature of these Federal Home Loan Bank arrangements are described in Note 6.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 3.

  TRADING SECURITIES

     During 2008, the Company established a trading securities portfolio to support investment strategies that involve the active and frequent purchase and sale of securities and asset and liability matching strategies for certain insurance products. Trading securities are recorded at estimated fair value with subsequent changes in estimated fair value recognized in net investment income.

     At December 31, 2008, trading securities at estimated fair value were $232 million.

     Interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on the trading securities included within net investment income totaled ($19) million for the year ended December 31, 2008. Included within unrealized gains (losses) on such trading securities are changes in estimated fair value of ($21) million for the year ended December 31, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................  $3,301     73.4%   $3,125     70.8%
Agricultural mortgage loans...................   1,185     26.4     1,265     28.7
Consumer loans................................       7      0.2        22      0.5
                                                ------    -----    ------    -----
  Total.......................................   4,493    100.0%    4,412    100.0%
                                                          =====              =====
Less: Valuation allowances....................      46                  8
                                                ------             ------
  Total mortgage and consumer loans...........  $4,447             $4,404
                                                ======             ======



     The Company diversifies its mortgage loans by both geographic region and property type to reduce risk of concentration. Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2008, 26%, 8% and 7% of the value of the Company's mortgage and consumer loans were located in California, New York and Florida, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. As shown in the table above, commercial mortgage loans at December 31, 2008 and 2007 were $3,301 million and $3,125 million or 73.4% and 70.8%, respectively, of total mortgage and consumer loans prior to valuation allowances. Net of valuation allowances, commercial mortgage

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

loans were $3,257 million and $3,118 million, respectively at December 31, 2008 and 2007, respectively and their diversity across geographic regions and property types is shown below at:

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
                                                           (IN MILLIONS)
REGION
South Atlantic................................   $  842     25.9%   $  874     28.0%
Pacific.......................................      753     23.1       634     20.3
Middle Atlantic...............................      516     15.8       487     15.6
New England...................................      412     12.6       417     13.4
West South Central............................      264      8.1       216      6.9
East North Central............................      152      4.7       166      5.3
East South Central............................      130      4.0       139      4.5
Mountain......................................       67      2.1        68      2.2
International.................................       59      1.8        62      2.0
West North Central............................       22      0.7        50      1.6
Other.........................................       40      1.2         5      0.2
                                                 ------    -----    ------    -----
  Total.......................................   $3,257    100.0%   $3,118    100.0%
                                                 ======    =====    ======    =====
PROPERTY TYPE
Office........................................   $1,188     36.5%   $1,013     32.5%
Retail........................................      760     23.3       630     20.2
Apartments....................................      553     17.0       572     18.4
Hotel.........................................      396     12.2       484     15.5
Industrial....................................      151      4.6       172      5.5
Other.........................................      209      6.4       247      7.9
                                                 ------    -----    ------    -----
  Total.......................................   $3,257    100.0%   $3,118    100.0%
                                                 ======    =====    ======    =====



     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Balance at January 1,................................    $  8      $ 6      $ 9
Additions............................................      75        7        3
Deductions...........................................     (37)      (5)      (6)
                                                         ----      ---      ---
Balance at December 31,..............................    $ 46      $ 8      $ 6
                                                         ====      ===      ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $24    $65
Impaired loans without valuation allowances..................     2      2
                                                                ---    ---
  Subtotal...................................................    26     67
Less: Valuation allowances on impaired loans.................    24      4
                                                                ---    ---
  Impaired loans.............................................   $ 2    $63
                                                                ===    ===



     The average investment in impaired loans was $42 million, $21 million and $32 million for the years ended December 31, 2008, 2007 and 2006, respectively. Interest income on impaired loans was $1 million, $3 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     There was no investment in restructured loans at December 31, 2008. The investment in restructured loans was less than $1 million at December 31, 2007. There was no interest income recognized on restructured loans for the year ended December 31, 2008. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006.

     There was no gross interest income that would have been recorded in accordance with the original terms of such loans at December 31, 2008. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006.

     There was no mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing at December 31, 2008. Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million at December 31, 2007. There was no mortgage and consumer loans on which interest is no longer accrued at December 31, 2008 and 2007. Mortgage and consumer loans in foreclosure were $1 million at December 31, 2008. There was no mortgage and consumer loans in foreclosure at December 31, 2007.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2008   2007
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Real estate.................................................  $ 86   $ 86
Accumulated depreciation....................................   (16)   (11)
                                                              ----   ----
Net real estate.............................................    70     75
Real estate joint ventures..................................   538    466
                                                              ----   ----
  Total real estate holdings................................  $608   $541
                                                              ====   ====



     Related depreciation expense on real estate was $5 million, $8 million and less than $1 million for the years ended December 31, 2008, 2007 and 2006 respectively. There was no depreciation expense related to discontinued operations for both years ended December 31, 2008 and 2007. Depreciation expense related to discontinued operations was less than $1 million for the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company did not own real estate held-for-sale for the years ended December 31, 2008 and 2007. The carrying value of non-income producing real estate was $1 million at both December 31, 2008 and 2007. The Company did not own real estate acquired in satisfaction of debt during the years ended December 31, 2008 and 2007.

     The Company diversifies its real estate holdings by both geographic region and property type to reduce risk of concentration. The Company's real estate holdings are primarily located in the United States and at December 31, 2008, 25%, 18% and 17% were located in California, New York, and Georgia, respectively. Property type diversification is shown in the table below.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................   $252      41.5%    $231      42.7%
Real estate investment funds..................    138      22.7      111      20.5
Apartments....................................    100      16.4       87      16.1
Land..........................................     32       5.3       18       3.3
Retail........................................     17       2.8       20       3.7
Agriculture...................................     14       2.3       19       3.5
Other.........................................     55       9.0       55      10.2
                                                 ----     -----     ----     -----
  Total real estate holdings..................   $608     100.0%    $541     100.0%
                                                 ====     =====     ====     =====



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.2 billion and $1.1 billion at December 31, 2008 and 2007, respectively. Included within other limited partnership interests at December 31, 2008 and 2007 were $340 million and $433 million, respectively, of hedge funds.

     For the years ended December 31, 2008, 2007, and 2006, net investment income (loss) from other limited partnership interests was ($69) million, $164 million and $238 million and included ($117) million, $16 million and $30 million, respectively of hedge funds. Net investment income (loss) from other limited partnership interests, including hedge funds, decreased by $233 million for the year ended 2008, due to volatility in the equity and credit markets.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets at:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
                                                           (IN MILLIONS)
Freestanding derivatives with positive fair
  values......................................   $2,258     98.3%   $1,404     97.2%
Joint venture investment......................       31      1.3        18      1.2
Tax credit partnerships.......................        4      0.2        --       --
Other.........................................        4      0.2        23      1.6
                                                 ------    -----    ------    -----
Total.........................................   $2,297    100.0%   $1,445    100.0%
                                                 ======    =====    ======    =====



     See Note 3 regarding the freestanding derivatives with positive estimated fair values. Joint venture investments are accounted for on the equity method and represent the Company's investment in an insurance underwriting joint venture in China. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method.

  VARIABLE INTEREST ENTITIES

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but it is not the primary beneficiary and which have not been consolidated at December 31, 2008:

                                                            DECEMBER 31, 2008
                                                        ------------------------
                                                                       MAXIMUM
                                                         CARRYING    EXPOSURE TO
                                                        AMOUNT (1)     LOSS (2)
                                                        ----------   -----------
                                                              (IN MILLIONS)
Fixed maturity securities, available-for-sale (3)
  Foreign corporate securities........................    $  152        $  152
  U.S. Treasury/agency securities.....................       182           182
Real estate joint ventures (4)........................        41            41
Other limited partnership interests (4)...............       672         1,060
                                                          ------        ------
Total.................................................    $1,047        $1,435
                                                          ======        ======



--------

   (1) See Note 1 for further discussion of the Company's significant accounting policies with regards to the carrying amounts of these investments.

   (2) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to real estate joint ventures and other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) These assets are reflected at estimated fair value within fixed maturity securities available-for-sale.

   (4) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments. Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 10, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2008, 2007 and 2006.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2008 and 2007, the Company held $1.6 billion and $582 million, respectively, of its total invested assets in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $10 million, $25 million and $29 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates.........................................    $ 27     $628     $164
Amortized cost of assets transferred to affiliates...    $ 23     $629     $164
Net investment gains (losses) recognized on
  transfers..........................................    $  4     $ (1)    $ --
Estimated fair value of assets transferred from
  affiliates.........................................    $230     $836     $ 89


3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or estimated fair value of derivative financial instruments, excluding embedded derivatives, held at:

                                      DECEMBER 31, 2008                 DECEMBER 31, 2007
                               -------------------------------   -------------------------------
                                             CURRENT MARKET                    CURRENT MARKET
                                              OR FAIR VALUE                     OR FAIR VALUE
                               NOTIONAL   --------------------   NOTIONAL   --------------------
                                AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                               --------   ------   -----------   --------   ------   -----------
                                                         (IN MILLIONS)
Interest rate swaps..........   $ 7,074   $  736       $347       $12,437   $  336       $144
Interest rate floors.........    12,071      494         --        12,071      159         --
Interest rate caps...........     3,513        1         --        10,715        7         --
Financial futures............     1,434        4         16           881        2          5
Foreign currency swaps.......     3,771      699        219         3,716      788         97
Foreign currency forwards....        92       --          9           167        2         --
Options......................       813      248         --         1,004       85          1
Financial forwards...........     1,289       57          8         2,330       20         --
Credit default swaps.........       648       19          8         1,013        5          3
                                -------   ------       ----       -------   ------       ----
  Total......................   $30,705   $2,258       $607       $44,334   $1,404       $250
                                =======   ======       ====       =======   ======       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2008:

                                                        REMAINING LIFE
                                -------------------------------------------------------------
                                                             AFTER FIVE
                                           AFTER ONE YEAR      YEARS
                                ONE YEAR    THROUGH FIVE    THROUGH TEN     AFTER
                                 OR LESS        YEARS          YEARS      TEN YEARS    TOTAL
                                --------   --------------   -----------   ---------   -------
                                                        (IN MILLIONS)
Interest rate swaps...........   $1,235        $3,567         $ 1,367       $  905    $ 7,074
Interest rate floors..........    2,551            --           9,520           --     12,071
Interest rate caps............       10         3,503              --           --      3,513
Financial futures.............    1,434            --              --           --      1,434
Foreign currency swaps........    1,072         1,711             737          251      3,771
Foreign currency forwards.....       92            --              --           --         92
Options.......................       88           214             511           --        813
Financial forwards............       --           519             563          207      1,289
Credit default swaps..........       20           471             157           --        648
                                 ------        ------         -------       ------    -------
  Total.......................   $6,502        $9,985         $12,855       $1,363    $30,705
                                 ======        ======         =======       ======    =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company commenced the use of inflation swaps during the first quarter of 2008. Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index options within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amount and the estimated fair value of derivatives by type of hedge designation at:

                                      DECEMBER 31, 2008                 DECEMBER 31, 2007
                               -------------------------------   -------------------------------
                                               FAIR VALUE                        FAIR VALUE
                               NOTIONAL   --------------------   NOTIONAL   --------------------
                                AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                               --------   ------   -----------   --------   ------   -----------
                                                        (IN MILLIONS)
Fair value...................   $   845   $   68       $161       $   651   $   20       $  3
Cash flow....................       486       91         --           486       85          3
Non-qualifying...............    29,374    2,099        446        43,197    1,299        244
                                -------   ------       ----       -------   ------       ----
  Total......................   $30,705   $2,258       $607       $44,334   $1,404       $250
                                =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Qualifying hedges:
  Net investment income..............................     $(2)     $--      $--
  Interest credited to policyholder account
     balances........................................       6       (6)      (9)
Non-qualifying hedges:
  Net investment gains (losses)......................      43       82       73
                                                          ---      ---      ---
  Total..............................................     $47      $76      $64
                                                          ===      ===      ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Changes in the fair value of derivatives.............    $(87)    $ 18      $(1)
Changes in the fair value of the items hedged........      86      (20)       2
                                                         ----     ----      ---
Net ineffectiveness of fair value hedging
  activities.........................................    $ (1)    $ (2)     $ 1
                                                         ====     ====      ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2008, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2008, 2007 and 2006, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008, 2007 and 2006.

     The following table presents the components of other comprehensive loss, before income tax, related to cash flow hedges:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Other comprehensive loss balance at January 1,.....    $(13)    $ (9)    $ (2)
Gains deferred in other comprehensive loss on the
  effective portion of cash flow hedges............       9       39       41
Amounts reclassified to net investment gains
  (losses).........................................      24      (43)     (48)
                                                       ----     ----     ----
Other comprehensive income (loss) balance at
  December 31,.....................................    $ 20     $(13)    $ (9)
                                                       ====     ====     ====



     At December 31, 2008, $1 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive loss is expected to be reclassified to earnings during the year ending December 31, 2009.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spread locks to economically hedge invested assets against the risk of changes in credit spreads; (vi) credit default swaps to synthetically create investments; (vii) financial forwards to buy and sell securities; and (viii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in estimated fair value related to derivatives that do not qualify for hedge accounting:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives........................................    $514     $112      $16

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders; affiliated reinsurance contracts related to guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders and ceded reinsurance written on a funds withheld basis.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                              DECEMBER 31,
                                                             -------------
                                                              2008    2007
                                                             ------   ----
                                                             (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefit riders..................  $2,062   $382
  Call options in equity securities........................     (36)    --
                                                             ------   ----
     Net embedded derivatives within asset host contracts..  $2,026   $382
                                                             ======   ====
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefit riders.................  $1,432   $257
  Other....................................................     (27)    --
                                                             ------   ----
     Net embedded derivatives within liability host
       contracts...........................................  $1,405   $257
                                                             ======   ====



     The following table presents changes in the estimated fair value related to embedded derivatives:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Net investment gains (losses) (1)....................    $436     $116      $85


--------

   (1) Effective January 1, 2008, upon adoption of SFAS 157, the valuation of the Company's guaranteed minimum benefit riders includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the year ended December 31, 2008 are gains of $738 million in connection with this adjustment.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 16 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2008 and 2007, the Company was obligated to return cash collateral under its control of $1,464 million and $370 million, respectively. This

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2008 and 2007, the Company had also accepted collateral consisting of various securities with a fair market value of $215 million and $526 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2008 and 2007, none of the collateral had been sold or repledged.

     At December 31, 2008, the Company provided securities collateral for various arrangements in connection with derivative instruments of $7 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2007, the Company did not provide any securities collateral. In addition, the Company has exchange-traded futures, which require the pledging of collateral. At December 31, 2008 and 2007, the Company pledged securities collateral for exchange-traded futures of $26 million and $25 million, respectively, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2008 the Company provided cash collateral for exchange-traded futures of $33 million which is included in premiums and other receivables. At December 31, 2007 the Company did not provide any cash collateral.

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $277 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid $3 million to terminate all of these contracts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2008:

                                                                 DECEMBER 31, 2008
                                            -----------------------------------------------------------
                                             FAIR VALUE OF       MAXIMUM AMOUNT OF          WEIGHTED
RATING AGENCY DESIGNATION OF REFERENCED     CREDIT DEFAULT     FUTURE PAYMENTS UNDER     AVERAGE YEARS
CREDIT OBLIGATIONS (1)                           SWAPS       CREDIT DEFAULT SWAPS (2)   TO MATURITY (3)
---------------------------------------     --------------   ------------------------   ---------------
                                                                   (IN MILLIONS)
Aaa/Aa/A
  Single name credit default swaps
     (corporate)..........................        $--                  $ 25                   5.0
  Credit default swaps referencing
     indices..............................         (2)                  222                   4.0
                                                  ---                  ----
     Subtotal.............................         (2)                  247                   4.1
                                                  ---                  ----
Baa
  Single name credit default swaps
     (corporate)..........................         --                    10                   5.0
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         --                    10                   5.0
                                                  ---                  ----
Ba
  Single name credit default swaps
     (corporate)..........................         (1)                   20                   0.7
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         (1)                   20                   0.7
                                                  ---                  ----
B
  Single name credit default swaps
     (corporate)..........................         --                    --                    --
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         --                    --                    --
                                                  ---                  ----
Caa and lower
  Single name credit default swaps
     (corporate)..........................         --                    --                    --
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         --                    --                    --
                                                  ---                  ----
In or near default
  Single name credit default swaps
     (corporate)..........................         --                    --                    --
  Credit default swaps referencing
     indices..............................         --                    --                    --
                                                  ---                  ----
     Subtotal.............................         --                    --                    --
                                                  ---                  ----
                                                  $(3)                 $277                   3.9
                                                  ===                  ====



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based upon weighted average notional amounts.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2006..........................  $1,496   $3,418   $4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     236      252      488
                                                      ------   ------   ------
  Less: Unrealized investment gains (losses)........     (10)      46       36
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     432      308      740
                                                      ------   ------   ------
  Less: Unrealized investment gains (losses)........     (18)      (9)     (27)
                                                      ------   ------   ------
Balance at December 31, 2007........................   2,252    2,696    4,948
  Capitalizations...................................     835       --      835
                                                      ------   ------   ------
       Subtotal.....................................   3,087    2,696    5,783
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     190       35      225
     Other expenses.................................     504      434      938
                                                      ------   ------   ------
       Total amortization...........................     694      469    1,163
                                                      ------   ------   ------
  Less: Unrealized investment gains (losses)........    (389)    (434)    (823)
  Less: Other.......................................       3       --        3
                                                      ------   ------   ------
Balance at December 31, 2008........................  $2,779   $2,661   $5,440
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $280 million in 2009, $274 million in 2010, $251 million in 2011, $223 million in 2012, and $187 million in 2013.

     Amortization of VOBA and DAC is attributed to both investment gains and losses and other expenses which are the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses provide information regarding the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                               DAC               VOBA             TOTAL
                                         ---------------   ---------------   ---------------
                                                             DECEMBER 31,
                                         ---------------------------------------------------
                                          2008     2007     2008     2007     2008     2007
                                         ------   ------   ------   ------   ------   ------
                                                            (IN MILLIONS)
Individual:
  Traditional life.....................  $  172   $  111   $   52   $   57   $  224   $  168
  Variable & universal life............   1,179      798      851      981    2,030    1,779
  Annuities............................   1,416    1,335    1,755    1,648    3,171    2,983
                                         ------   ------   ------   ------   ------   ------
     Subtotal..........................   2,767    2,244    2,658    2,686    5,425    4,930
                                         ------   ------   ------   ------   ------   ------
Institutional:
  Group life...........................       5        6        2        9        7       15
  Retirement & savings.................      --       --        1        1        1        1
                                         ------   ------   ------   ------   ------   ------
     Subtotal..........................       5        6        3       10        8       16
                                         ------   ------   ------   ------   ------   ------
Corporate & Other......................       7        2       --       --        7        2
                                         ------   ------   ------   ------   ------   ------
Total..................................  $2,779   $2,252   $2,661   $2,696   $5,440   $4,948
                                         ======   ======   ======   ======   ======   ======



5.  GOODWILL

     Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at the beginning of the period,................  $953   $953   $924
Contribution from MetLife..............................    --     --     29
                                                         ----   ----   ----
Balance at the end of the period,......................  $953   $953   $953
                                                         ====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding goodwill by segment and reporting unit is as follows:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2008   2007
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Individual:
  Traditional life..........................................  $ 12   $ 12
  Variable & universal life.................................     1      1
  Annuities.................................................   218    218
  Other.....................................................     5      5
                                                              ----   ----
     Subtotal...............................................   236    236
                                                              ----   ----
Institutional:
  Group life................................................     3      3
  Retirement & savings......................................   304    304
  Non-medical health & other................................     5      5
                                                              ----   ----
     Subtotal...............................................   312    312
                                                              ----   ----
Corporate & Other (1).......................................   405    405
                                                              ----   ----
Total.......................................................  $953   $953
                                                              ====   ====



--------

   (1) The allocation of the goodwill to the reporting units was performed at the time of the respective acquisition. The $405 million of goodwill within Corporate & Other represents the excess of the amounts MetLife paid to acquire subsidiaries and other businesses over the estimated fair value of their net assets at the date of acquisition. For purposes of goodwill impairment testing at December 31, 2008 and 2007, $405 million of Corporate & Other goodwill has been attributed to the Institutional and Individual segment reporting units. The Individual segment was attributed $210 million, (traditional life -- $23 million, variable & universal life -- $11 million and annuities -- $176 million) and the Institutional segment was attributed $195 million (group life -- $2 million, retirement & savings -- $186 million, and non-medical health & other -- $7 million) at both December 31, 2008 and 2007.

     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2008 based upon data at June 30, 2008. Such tests indicated that goodwill was not impaired at September 30, 2008. Current economic conditions, the sustained low level of equity markets, declining market capitalizations in the insurance industry and lower operating earnings projections, particularly for the Individual segment, required management of the Company to consider the impact of these events on the recoverability of its assets, in particular its goodwill. Management concluded it was appropriate to perform an interim goodwill impairment test at December 31, 2008. Based upon the tests performed management concluded no impairment of goodwill had occurred for any of the Company's reporting units at December 31, 2008.

     Management continues to evaluate current market conditions that may affect the fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have a significant impact on the fair value of these reporting units and could result in future impairments of goodwill.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

6.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             POLICYHOLDER          OTHER
                                        FUTURE POLICY          ACCOUNT          POLICYHOLDER
                                           BENEFITS            BALANCES            FUNDS
                                      -----------------   -----------------   ---------------
                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                        2008      2007      2008      2007     2008     2007
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Institutional
  Group life........................  $   208   $   220   $ 1,045   $   763   $    5   $    5
  Retirement & savings..............   12,042    12,040    11,511    12,780       --       --
  Non-medical health & other........      294       303        --        --        2        2
Individual
  Traditional Life..................      944       921        --        --       55       50
  Variable & universal life.........      678       575     5,456     4,995    1,791    1,496
  Annuities.........................    1,215       944    18,905    15,058       30       36
  Other.............................       --        --        72        47       --       --
Corporate & Other (1)...............    4,832     4,573       186       172      202      188
                                      -------   -------   -------   -------   ------   ------
  Total.............................  $20,213   $19,576   $37,175   $33,815   $2,085   $1,777
                                      =======   =======   =======   =======   ======   ======



--------

   (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $25 million and $29 million at December 31, 2008 and 2007, respectively. Affiliated policyholder account balances, included in the table above, were $0 and $97 million at December 31, 2008 and 2007, respectively. Affiliated other policyholder funds, included in the table above, were $1.5 billion and $1.3 billion at December 31, 2008 and 2007, respectively.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Balance at January 1,................................    $232     $237     $ 72
Contribution of VODA from MetLife....................      --       --      167
Amortization.........................................      (8)      (5)      (2)
                                                         ----     ----     ----
Balance at December 31,..............................    $224     $232     $237
                                                         ====     ====     ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $9 million in 2009, $11 million in 2010, $13 million in 2011, $15 million in 2012 and $16 million in 2013.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Balance at January 1,................................    $403     $330     $218
Capitalization.......................................     111      124      129
Amortization.........................................     (92)     (51)     (17)
                                                         ----     ----     ----
Balance at December 31,..............................    $422     $403     $330
                                                         ====     ====     ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $35.9 billion and $53.9 billion at December 31, 2008 and 2007, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $893 million, $947 million and $800 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     For the years ended December 31, 2008, 2007 and 2006, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2008 and 2007, the Company issued $54 million and $653 million, respectively and repaid $678 million and $616 million, respectively, of GICs under this program. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. Accordingly, at December 31, 2008 and 2007, GICs outstanding, which are included in policyholder account balances, were $4.2 billion and $5.1 billion, respectively. During the years ended December 31, 2008, 2007 and 2006, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $189 million, $230 million and $163 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2008 and 2007, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $526 million and $726 million at December 31, 2008 and 2007, respectively, which is included in policyholder account balances. In addition, at December 31, 2008, MICC had advances of $300 million from the FHLB of Boston with original maturities of less than one year and were included in short-term debt. These advances and the advances on funding agreements are collateralized by residential mortgage-backed securities with estimated fair values of $1,284 million and $901 million at December 31, 2008 and 2007, respectively.

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2008    2007    2006
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Balance at January 1,................................  $ 612   $ 551   $ 512
  Less: Reinsurance recoverables.....................   (463)   (403)   (373)
                                                       -----   -----   -----
Net balance at January 1,............................    149     148     139
                                                       -----   -----   -----
Incurred related to:
  Current year.......................................      8      32      29
  Prior years........................................    (29)     (5)      4
                                                       -----   -----   -----
                                                         (21)     27      33
                                                       -----   -----   -----
Paid related to:
  Current year.......................................     (2)     (2)     (2)
  Prior years........................................    (24)    (24)    (22)
                                                       -----   -----   -----
                                                         (26)    (26)    (24)
                                                       -----   -----   -----
Net balance at December 31,..........................    102     149     148
  Add: Reinsurance recoverables......................    589     463     403
                                                       -----   -----   -----
  Balance at December 31,............................  $ 691   $ 612   $ 551
                                                       =====   =====   =====



     During 2008, 2007 and 2006, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $29 million and $5 million for the years ended December 31, 2008 and 2007, respectively and increased by $4 million for the year ended December 31, 2006. In all years presented, the change was due to differences between the actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2008                             2007
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..........     $   9,721             N/A        $  11,337             N/A
Net amount at risk (2)..........     $   2,813 (3)         N/A        $      33 (3)         N/A
Average attained age of
  contractholders...............      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value..........     $  27,572       $  13,217        $  41,515       $  16,143
Net amount at risk (2)..........     $   9,876 (3)   $   6,323 (4)    $   1,692 (3)   $     245 (4)
Average attained age of
  contractholders...............      58 years        61 years         56 years        61 years



                                                               DECEMBER 31,
                                                        -------------------------
                                                           2008           2007
                                                        ----------     ----------
                                                         SECONDARY      SECONDARY
                                                        GUARANTEES     GUARANTEES
                                                        ----------     ----------
                                                              (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)..........   $   2,917      $   2,797
Net amount at risk (2)................................   $  43,237 (3)  $  38,621 (3)
Average attained age of policyholders.................    58 years       57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                              (IN MILLIONS)
Balance at January 1, 2006.............     $  3           $ --            $  9        $ 12
Incurred guaranteed benefits...........       --             --              22          22
Paid guaranteed benefits...............       (3)            --              --          (3)
                                            ----           ----            ----        ----
Balance at December 31, 2006...........       --             --              31          31
Incurred guaranteed benefits...........        6             28              34          68
Paid guaranteed benefits...............       (4)            --              --          (4)
                                            ----           ----            ----        ----
Balance at December 31, 2007...........        2             28              65          95
Incurred guaranteed benefits...........       24            121              43         188
Paid guaranteed benefits...............      (14)            --              --         (14)
                                            ----           ----            ----        ----
Balance at December 31, 2008...........     $ 12           $149            $108        $269
                                            ====           ====            ====        ====



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $158 million, $45 million and $38 million at December 31, 2008, 2007 and 2006, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2008      2007
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $21,738   $40,608
  Balanced..............................................    6,971     4,422
  Bond..................................................    2,280     2,307
  Money Market..........................................    1,715     1,265
  Specialty.............................................      228       395
                                                          -------   -------
     Total..............................................  $32,932   $48,997
                                                          =======   =======



7.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. During 2005, the Company changed its retention practices for certain individual life insurance policies. Amounts reinsured in prior years remain reinsured under the original reinsurance, however, under the new

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for certain new individual life insurance policies that it writes through its various franchises and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     The Company reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company also reinsures 100% of the living and death benefit riders associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit riders associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on rider fees collected from policyholders and receives reimbursements for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures the risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. The Company enters into similar agreements for new or in-force business depending on market conditions.

     Effective July 1, 2000, the Company reinsured 90% of its individual LTC insurance business with General Electric Capital Assurance Company (renamed Genworth Life Insurance Company) and its affiliate, GE Capital Life Assurance Company of New York (renamed Genworth Life Insurance Company of New York), through two indemnity reinsurance agreements. Effective July 1, 2008, the coinsurance percentages increased from 90% to 100%. The increase in the cession resulted in the payment of additional reinsurance premiums of $286 million and a ceded reinsurance recoverable of $238 million. The net cost of reinsurance of $48 million, which is the difference between the premium ceded and the ceded recoverable balance was reimbursed by Citigroup Insurance Holding Corporation ("CIHC"), pursuant to an agreement entered into in June 2005 between the Company and CIHC, related to the acquisition of the Company by MetLife. This agreement terminated on December 31, 2008. Via a general indemnity agreement also effective June 30, 2005, between MetLife and Citigroup, Inc. ("Citigroup") in connection with MetLife's acquisition of the Company, Citigroup agreed to indemnity MetLife against any future losses incurred by the Company with respect to the LTC insurance business. The direct business and the reinsurance activity of the LTC business are included in Corporate & Other.

     Included in Corporate & Other as a run-off business is the Company's workers' compensation business, which is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                       2008     2007     2006
                                                     -------   ------   ------
                                                           (IN MILLIONS)
PREMIUMS:
  Direct premiums..................................  $ 1,042   $  654   $  599
  Reinsurance assumed..............................       15       17       21
  Reinsurance ceded................................     (423)    (318)    (312)
                                                     -------   ------   ------
     Net premiums..................................  $   634   $  353   $  308
                                                     =======   ======   ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees...................................  $ 1,710   $1,680   $1,480
  Reinsurance assumed..............................      197      119       84
  Reinsurance ceded................................     (529)    (388)    (296)
                                                     -------   ------   ------
     Net universal life and investment-type product
       policy fees.................................  $ 1,378   $1,411   $1,268
                                                     =======   ======   ======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims..........  $ 2,775   $1,722   $1,500
  Reinsurance assumed..............................       23       22       15
  Reinsurance ceded................................   (1,352)    (766)    (723)
                                                     -------   ------   ------
     Net policyholder benefits and claims..........  $ 1,446   $  978   $  792
                                                     =======   ======   ======



     Information regarding ceded reinsurance recoverable balances, included in premiums and other receivables is as follows:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2008     2007
                                                            ------   ------
                                                             (IN MILLIONS)
UNAFFILIATED RECOVERABLES:
Future policy benefit recoverables........................  $5,347   $4,774
Deposit recoverables......................................      98       73
Claim recoverables........................................      74       52
All other recoverables....................................       7        6
                                                            ------   ------
  Total...................................................  $5,526   $4,905
                                                            ======   ======
AFFILIATED RECOVERABLES:
Future policy benefit recoverables........................  $3,296   $1,142
Deposit recoverables......................................   3,041    1,953
Claim recoverables........................................      13       38
All other recoverables....................................     197       24
                                                            ------   ------
  Total...................................................  $6,547   $3,157
                                                            ======   ======



     Reinsurance recoverable balances are stated net of allowances for uncollectible balances, which are immaterial. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with reinsurers. The Company also monitors ratings and evaluates the financial strength of the Company's reinsurers by

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

analyzing their financial statements. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     Included in the reinsurance recoverables are $3.9 billion and $3.4 billion at December 31, 2008 and 2007, respectively, related to reinsurance recoverable on the run-off of long-term care business originally written by the Company and $1.1 billion and $1.2 billion at December 31, 2008 and 2007, respectively, related to reinsurance recoverable on the run-off of worker's compensation business originally written by the Company.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2008, the Company has $3,481 million of unaffiliated reinsurance recoverable balances secured by funds held in trust as collateral, $98 million of unaffiliated reinsurance recoverable balances secured by funds withheld accounts and $5 million of unaffiliated reinsurance recoverable balances secured through irrevocable letters of credit issued by various financial institutions. All of the affiliated reinsurance recoverable balances are secured by funds withheld accounts, funds held in trust as collateral or irrevocable letters of credit issued by various financial institutions.

     The Company's five largest unaffiliated reinsurers account for $5,196 million, or 94%, of its total unaffiliated reinsurance recoverable balance of $5,526 million at December 31, 2008. Of these reinsurance recoverable balances, $3,451 million were secured by funds held in trust as collateral and $98 million were secured by funds withheld accounts.

     Reinsurance balances payable to unaffiliated reinsurers, included in other liabilities, were $173 million and $128 million at December 31, 2008 and 2007, respectively. Reinsurance balances payable to affiliated reinsurers, included in other liabilities, were $2.5 billion and $1.7 billion at December 31, 2008 and 2007, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC") and MetLife Reinsurance Company of Vermont ("MRV"). The Company had reinsurance agreements with Mitsui Sumitomo MetLife Insurance Co., Ltd., an affiliate; however, effective December 31, 2008 this arrangement was modified via a novation as explained in detail below. The Company also has reinsurance agreements with Reinsurance Group of America, Incorporated, ("RGA"), a former affiliate, which was split-off from MetLife in September 2008. The table below includes amounts related to transactions with RGA through the date of the split-off.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table reflects related party reinsurance information:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Assumed premiums.......................................  $ 15   $ 17   $ 21
Assumed fees, included in universal life and
  investment-type product policy fees..................  $197   $119   $ 65
Assumed benefits, included in policyholder benefits and
  claims...............................................  $ 19   $ 18   $ 11
Assumed benefits, included in interest credited to
  policyholder account balances........................  $ 57   $ 53   $ 49
Assumed acquisition costs, included in other expenses..  $ 97   $ 39   $ 58
Ceded premiums.........................................  $125   $ 32   $ 21
Ceded fees, included in universal life and investment-
  type product policy fees.............................  $352   $216   $130
Amortization of unearned revenue associated with
  experience refund, included in universal life and
  investment-type product policy fees..................  $ 38   $ --   $ --
Income from deposit contracts, included in other
  revenues.............................................  $ 83   $ 85   $ 68
Ceded benefits, included in policyholder benefits and
  claims...............................................  $321   $ 95   $ 86
Ceded benefits, included in interest credited to
  policyholder account balances........................  $ 22   $ --   $ --
Interest costs on ceded reinsurance, included in other
  expenses.............................................  $ 75   $ 33   $ 77


     The Company had assumed, under a reinsurance contract, risks related to guaranteed minimum benefit riders issued in connection with certain variable annuity products from a joint venture owned by an affiliate of the Company. These risks were retroceded in full to another affiliate under a retrocessional agreement resulting in no impact on net investment gains (losses). Effective December 31, 2008, the retrocession was recaptured by the Company and a novation agreement was executed whereby, the affiliated retrocessionaire assumed the business directly from the joint venture. As a result of this recapture and the related novation, the Company no longer assumes from the joint venture or cedes to the affiliate any risks related to these guaranteed minimum benefit riders. Upon the recapture and simultaneous novation, the embedded derivative asset of approximately $626 million associated with the retrocession was settled by transferring the embedded derivative liability associated with the assumption from the joint venture to the new reinsurer. As per the terms of the recapture and novation agreement, the amounts were offset resulting in no net gain or loss.

     The embedded derivatives assumed are included within policyholder account balances and were liabilities of $97 million at December 31, 2007. For the years ended December 31, 2008, 2007 and 2006 net investment gains (losses) included $170 million, ($113) million, and $57 million, respectively, in changes in fair value of such embedded derivatives. The embedded derivatives associated with the retrocession are included within premiums and other receivables at December 31, 2007. The assumption was offset by the retrocession resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks to another affiliate related to guaranteed minimum benefit riders written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $2,042 million and $239 million at December 31, 2008 and 2007, respectively. For the years ended December 31, 2008, 2007 and 2006 net investment gains (losses) included $1,763 million, $276 million and ($31) million, respectively, in changes in fair value of such embedded derivatives.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million for the year ended December 31, 2007. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million at December 31, 2007.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and 2008 by MLI-USA. This agreement transfers risk to MRV, and therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million at December 31, 2007. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $27 million at December 31, 2008. The change in fair value of the embedded derivative, included in net investment gains (losses), was $27 million for the year ended December 31, 2008. The reinsurance agreement also includes an experience refund provision whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from MRV during the first several years of the reinsurance agreement. During 2008, the experience refund reduced the funds withheld by MLI-USA from MRV by $259 million and are considered unearned revenue and amortized over the life of the contract using the same assumption basis as the deferred acquisition cost in the underlying policies. During 2008 the amortization of the unearned revenue associated with the experience refund was $38 million and is included in universal life and investment-type product policy fees in the consolidated statement of income. At December 31, 2008 the unearned revenue relating to the experience refund was $221 million and is included in other policyholder funds in the consolidated balance sheet.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

8.  DEBT

     Long-term -- affiliated debt and short-term debt outstanding is as follows:

                                                              DECEMBER 31,
                                                             -------------
                                                              2008    2007
                                                             ------   ----
                                                             (IN MILLIONS)
Surplus notes, interest rate 8.595%, due 2038..............  $  750   $ --
Surplus notes, interest rate 7.349%, due 2035..............      --    400
Surplus notes, interest rate LIBOR plus 1.15%, maturity
  date 2009................................................     200    200
Surplus notes, interest rate 5%, due upon request..........      --     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon
  request..................................................      --     10
                                                             ------   ----
Total long-term debt -- affiliated.........................     950    635
Total short-term debt......................................     300     --
                                                             ------   ----
  Total....................................................  $1,250   $635
                                                             ======   ====



     In April 2008, the Company issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to MetLife Capital Trust X ("Trust X"), an affiliate.

     MetLife Credit Corporation, an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife was the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner of Insurance ("Delaware Commissioner"), MLI-USA repaid this surplus note of $400 million with accrued interest of $5 million.

     MLIG was the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at December 31, 2007. In June 2008, with approval from the Delaware Commissioner, MLI-USA repaid these surplus notes of $25 million and $10 million.

     The aggregate maturities of long-term debt at December 31, 2008 are $200 million in 2009 and $750 million in 2038.

     Interest expense related to the Company's indebtedness, included in other expenses, was $72 million, $33 million and $31 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     Payments of interest and principal on these outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT

     At December 31, 2008, short-term debt was $300 million, which consisted of the Company's liability for borrowings from the FHLB of Boston with original maturities of less than one year. At December 31, 2007, the Company did not have any short-term debt. During the year ended December 31, 2008, the weighed average interest rate on short-term debt was 2.75% and the average daily balance of short-term debt was $67 million. Short-term debt was outstanding during the year ended December 31, 2008 for an average of 81 days.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

9.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Current:
  Federal............................................    $(50)    $  9     $ 18
  State and local....................................      (2)       4       --
  Foreign............................................      --        1       --
                                                         ----     ----     ----
  Subtotal...........................................     (52)      14       18
                                                         ----     ----     ----
Deferred:
  Federal............................................    $260     $306     $212
  State and local....................................      --       --       (2)
  Foreign............................................      (5)     (17)      --
                                                         ----     ----     ----
  Subtotal...........................................     255      289      210
                                                         ----     ----     ----
Provision for income tax.............................    $203     $303     $228
                                                         ====     ====     ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2008     2007     2006
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Tax provision at U.S. statutory rate.................    $273     $365     $288
Tax effect of:
  Tax-exempt investment income.......................     (65)     (65)     (62)
  Prior year tax.....................................      (4)       9       (9)
  Foreign tax rate differential and change in
     valuation allowance.............................      --       (7)      12
  State tax, net of federal benefit..................      (1)       3       --
  Other, net.........................................      --       (2)      (1)
                                                         ----     ----     ----
Provision for income tax.............................    $203     $303     $228
                                                         ====     ====     ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2008      2007
                                                           -------   -------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves................  $ 1,548   $ 1,929
  Net unrealized investment losses.......................    1,447       195
  Capital loss carryforwards.............................      269       150
  Net operating loss carryforwards.......................       94        42
  Tax credits............................................       45        20
  Operating lease reserves...............................        8        13
  Investments............................................       --        54
  Other..................................................       24        13
                                                           -------   -------
                                                             3,435     2,416
                                                           -------   -------
Deferred income tax liabilities:
  Investments, including derivatives.....................     (113)       --
  DAC and VOBA...........................................   (1,479)   (1,570)
                                                           -------   -------
                                                            (1,592)   (1,570)
                                                           -------   -------
Net deferred income tax asset............................  $ 1,843   $   846
                                                           =======   =======



     Domestic net operating loss carryforwards amount to $214 million at December 31, 2008 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $69 million at December 31, 2008 with indefinite expiration. Capital loss carryforwards amount to $768 million at December 31, 2008 and will expire beginning in 2010. Tax credit carryforwards amount to $45 million at December 31, 2007.

     The Company has not recorded a valuation allowance against the deferred tax asset of $1,447 million recognized in connection with unrealized losses at December 31, 2008. The Company has the intent and ability to hold such securities until their recovery or maturity and the Company has available to it tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits at January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, at January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007, the Company's total amount of unrecognized tax benefits was $53 million and there were no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes.

     At December 31, 2008, the Company's total amount of unrecognized tax benefits is $48 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits, for the years ended December 31, 2008 and 2007, is as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Balance at beginning of the period...........................   $53    $64
Reductions for tax positions of prior years..................    --     (2)
Additions for tax positions of current year..................     2      5
Reductions for tax positions of current year.................    (7)    (8)
Settlements with tax authorities.............................    --     (6)
                                                                ---    ---
Balance at end of the period.................................   $48    $53
                                                                ===    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For both years ended December 31, 2008 and 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Pursuant to IRS rules, the Company is excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, the Company is expected to join the consolidated return and become a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2008.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Travelers Ins. Co., et al. v. Banc of America Securities LLC (S.D.N.Y., filed December 13, 2001). On January 6, 2009, after a jury trial, the district court entered a judgment in favor of The Travelers Insurance Company, now known as MetLife Insurance Company of Connecticut, in the amount of approximately $42 million in connection with securities and common law claims against the defendant. The defendant has filed a post judgment motion seeking a judgment in its favor or, in the alternative, a new trial. If this motion is denied, the defendant will

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


likely file an appeal. As it is possible that the judgment could be affected during the post judgment motion practice or upon appeal, and the Company has not collected any portion of the judgment, the Company has not recognized any award amount in its consolidated financial statements.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.....   $ 6    $ 8
  Premium tax offsets currently available for paid
     assessments.............................................     1      1
                                                                ---    ---
                                                                $ 7    $ 9
                                                                ===    ===
Other Liabilities:
  Insolvency assessments.....................................   $10    $17
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2008, 2007 and 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
2009.....................................................    $ 3       $ 7
2010.....................................................    $ 3       $ 6
2011.....................................................    $ 3       $ 5
2012.....................................................    $ 3       $--
2013.....................................................    $ 3       $--
Thereafter...............................................    $77       $--


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.6 billion and $1.4 billion at December 31, 2008 and 2007, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $231 million and $626 million at December 31, 2008 and 2007, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $332 million and $488 million at December 31, 2008 and 2007, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2008 and 2007, the Company had agreed to fund up to $135 million and $60 million, respectively, of cash upon request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $160 million and $73 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $347 million and $434 million at December 31, 2008 and 2007, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2008 and 2007, respectively. The remainder of the risk was ceded to external reinsurers.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of all referenced credits obligations is zero, was $277 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid $3 million to terminate all of these contracts.

     See also Note 3 for disclosures related to credit default swap obligations.

11.  EMPLOYEE BENEFIT PLANS

     Subsequent to MetLife's acquisition of MICC on July 1, 2005, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to July 1, 2005. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the years ended December 31, 2008 and 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at December 31, 2008. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MLIG.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MICC and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"). Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MICC and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     MICC, domiciled in Connecticut, and MLI-USA, domiciled in Delaware, applied to their respective state insurance regulators and were permitted to admit the lesser of the amount of deferred tax asset expected to be realized within three years of the balance sheet date or 15% of statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. The NAIC statutory accounting principles currently admit the lesser of the amount of deferred tax asset expected to be realized within one year of the balance sheet date or 10% of the statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. As a result of the relief, the minimum statutory capital requirement was reduced by $396 million and $17 million for MICC and MLI-USA, respectively, as of December 31, 2008.

     Statutory net income of MICC, a Connecticut domiciled insurer, was $242 million, $1.1 billion and $856 million for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $5.5 billion and $4.2 billion at December 31, 2008 and 2007, respectively.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $482 million, $1.1 billion and $116 million for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $761 million and $584 million at December 31, 2008 and 2007, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MICC is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MICC will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MICC paid a $917 million dividend. Of that amount, $259 million was a return of capital. In the fourth quarter of 2007, MICC paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. For the year ended December 31, 2008, MICC paid a dividend of $500 million. During 2009, MICC is permitted to pay, without regulatory approval, a dividend of $714 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2008, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2009.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2008, 2007 and 2006 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                        2008     2007    2006
                                                      -------   -----   -----
                                                           (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year..........................................  $(5,022)  $(358)  $(434)
Income tax effect of holding gains (losses).........    1,760     122     147
  Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income............................      674     260     487
  Amortization of premiums and accretion of
     discounts associated with investments..........      (48)     --      60
  Income tax effect.................................     (220)    (88)   (186)
Allocation of holding gains on investments relating
  to other policyholder amounts.....................      823      27      42
Income tax effect of allocation of holding gains to
  other policyholder amounts........................     (288)    (10)    (14)
                                                      -------   -----   -----
Net unrealized investment gains (losses), net of
  income tax........................................   (2,321)    (47)    102
Foreign currency translation adjustment.............     (166)     12      (2)
                                                      -------   -----   -----
Other comprehensive income (loss)...................  $(2,487)  $ (35)  $ 100
                                                      =======   =====   =====



13.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Compensation........................................  $  119   $  125   $  134
Commissions.........................................     733      633      712
Interest and debt issue costs.......................      74       35       31
Amortization of DAC and VOBA........................   1,163      740      488
Capitalization of DAC...............................    (835)    (682)    (721)
Rent, net of sublease income........................       4        5       11
Minority interest...................................      --       --       26
Insurance tax.......................................      38       44       42
Other...............................................     637      546      450
                                                      ------   ------   ------
Total other expenses................................  $1,933   $1,446   $1,173
                                                      ======   ======   ======



  Amortization and Capitalization of DAC and VOBA

     See Note 4 for deferred acquisition costs by segment and a rollforward of deferred acquisition costs including impacts of amortization and capitalization.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Affiliated Expenses

     See Notes 7, 8 and 17 for discussion of affiliated expenses included in the table above.

14.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various domestic and international start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2008, 2007 and 2006. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2008                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
--------------------------------------------  ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums....................................    $   200       $   423        $    11     $    634
Universal life and investment- type product
  policy fees...............................      1,334            41              3        1,378
Net investment income.......................      1,097         1,343             54        2,494
Other revenues..............................        214            10              6          230
Net investment gains (losses)...............        850          (518)           217          549
                                                -------       -------        -------     --------
  Total revenues............................      3,695         1,299            291        5,285
                                                -------       -------        -------     --------
EXPENSES
Policyholder benefits and claims............        567           850             29        1,446
Interest credited to policyholder account
  balances..................................        702           449            (21)       1,130
Other expenses..............................      1,780            46            107        1,933
                                                -------       -------        -------     --------
  Total expenses............................      3,049         1,345            115        4,509
                                                -------       -------        -------     --------
Income (loss) from continuing operations
  before provision (benefit) for income
  tax.......................................        646           (46)           176          776
Provision (benefit) for income tax..........        224           (17)            (4)         203
                                                -------       -------        -------     --------
Net income (loss)...........................    $   422       $   (29)       $   180     $    573
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $69,335       $29,224        $13,465     $112,024
DAC and VOBA................................    $ 5,425       $     8        $     7     $  5,440
Goodwill....................................    $   236       $   312        $   405     $    953
Separate account assets.....................    $34,494       $ 1,398        $    --     $ 35,892
Policyholder liabilities....................    $29,146       $25,107        $ 5,220     $ 59,473
Separate account liabilities................    $34,494       $ 1,398        $    --     $ 35,892

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
--------------------------------------------  ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (263)             5         (142)
                                                -------       -------        -------     --------
  Total revenues............................      3,108         1,334            324        4,766
                                                -------       -------        -------     --------
EXPENSES
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           638             --        1,299
Other expenses..............................      1,329            50             67        1,446
                                                -------       -------        -------     --------
     Total expenses.........................      2,469         1,154            100        3,723
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           180            224        1,043
Provision for income tax....................        227            60             16          303
                                                -------       -------        -------     --------
Income from continuing operations...........        412           120            208          740
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $   124        $   208     $    744
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,154        $11,193     $128,561
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   236       $   312        $   405     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,113        $ 4,933     $ 55,168
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                          CORPORATE &
DECEMBER 31, 2006                              INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
---------------------------------------------  ----------   -------------   -----------   ------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums.....................................    $  218         $   65          $ 25      $  308
Universal life and investment- type product
  policy fees................................     1,244             24            --       1,268
Net investment income........................       985          1,449           405       2,839
Other revenues...............................       195             15             2         212
Net investment gains (losses)................      (194)          (282)          (45)       (521)
                                                 ------         ------          ----      ------
  Total revenues.............................     2,448          1,271           387       4,106
                                                 ------         ------          ----      ------
EXPENSES
Policyholder benefits and claims.............       315            450            27         792
Interest credited to policyholder account
  balances...................................       669            647            --       1,316
Other expenses...............................     1,045             16           112       1,173
                                                 ------         ------          ----      ------
  Total expenses.............................     2,029          1,113           139       3,281
                                                 ------         ------          ----      ------
Income from continuing operations before
  provision for income tax...................       419            158           248         825
Provision for income tax.....................       145             55            28         228
                                                 ------         ------          ----      ------
Net income...................................    $  274         $  103          $220      $  597
                                                 ======         ======          ====      ======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2008, 2007 and 2006. Revenues from U.S. Operations were $4.9 billion for the year ended December 31, 2008, which represented 92% of consolidated revenues. Substantially all of the Company's revenues originated in the U.S. for both years ended December 31, 2007 and 2006.

15.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or estimated fair value less expected disposition costs. There was no carrying value of real estate related to discontinued operations at both December 31, 2008 and 2007.

     The Company had no discontinued operations for the year ended December 31, 2008. In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

16.  FAIR VALUE

FAIR VALUE OF FINANCIAL INSTRUMENTS

     As described in Note 1, the Company prospectively adopted the provisions of SFAS 157 effective January 1, 2008. As a result, the methodologies used to determine the estimated fair value for certain financial instruments at December 31, 2008 may have been modified from those utilized at December 31, 2007, which, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157. Accordingly, the estimated fair value of financial instruments, and the description of the methodologies used to derive those estimated fair values, are presented separately at December 31, 2007 and December 31, 2008. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2007                                   AMOUNT      VALUE    FAIR VALUE
-----------------                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
Liabilities:
  Policyholder account balances..................              $28,056     $27,651
  Long-term debt.................................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471
Commitments: (1)
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)


--------

   (1) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- The estimated fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of estimated fair values is based on: (i) market standard valuation methodologies;
(ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

     Mortgage and Consumer Loans, Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments -- Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

     Policy Loans -- The estimated fair values for policy loans approximate carrying values.

     Cash and Cash Equivalents and Short-term Investments -- The estimated fair values for cash and cash equivalents and short-term investments approximate carrying values due to the short-term maturities of these instruments.

     Accrued Investment Income -- The estimated fair value for accrued investment income approximates carrying value.

     Policyholder Account Balances -- The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The estimated fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

     Affiliated Long-term Debt -- The estimated fair values of affiliated long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value.

     Derivative Financial Instruments -- The estimated fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                         NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2008                                         AMOUNT      VALUE    FAIR VALUE
-----------------                                        --------   --------   ----------
                                                                   (IN MILLIONS)
Assets:
  Fixed maturity securities............................              $34,846     $34,846
  Equity securities....................................              $   474     $   474
  Trading securities...................................              $   232     $   232
  Mortgage and consumer loans..........................              $ 4,447     $ 4,252
  Policy loans.........................................              $ 1,192     $ 1,296
  Real estate joint ventures (1).......................              $    92     $   103
  Other limited partnership interests (1)..............              $   189     $   247
  Short-term investments...............................              $ 3,127     $ 3,127
  Other invested assets (2)............................   $21,395    $ 2,258     $ 2,258
  Cash and cash equivalents............................              $ 5,656     $ 5,656
  Accrued investment income............................              $   487     $   487
  Premiums and other receivables (1)...................              $ 3,171     $ 2,700
  Net embedded derivatives within asset host contracts
     (3)...............................................              $ 2,062     $ 2,062
  Separate account assets..............................              $35,892     $35,892
Liabilities:
  Policyholder account balances (1)....................              $26,316     $23,937
  Short-term debt......................................              $   300     $   300
  Long-term debt -- affiliated.........................              $   950     $   671
  Payables for collateral under securities loaned and
     other transactions................................              $ 7,871     $ 7,871
  Other liabilities: (1)
     Derivative liabilities............................   $ 9,310    $   607     $   607
     Other.............................................              $   158     $   158
  Net embedded derivatives within liability host
     contracts.........................................              $ 1,405     $ 1,405
  Separate account liabilities.........................              $ 1,181     $ 1,181
Commitments: (4)
  Mortgage loan commitments............................   $   231    $    --     $   (15)
  Commitments to fund bank credit facilities and
     private corporate bond investments................   $   332    $    --     $  (101)


--------

   (1) Carrying values presented herein differ from those presented on the consolidated balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also includes embedded derivatives of ($36) million.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities -- When available, the estimated fair value of the Company's fixed maturity, equity and trading securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage and Consumer Loans -- The Company originates mortgage and consumer loans principally for investment purposes. These loans are primarily carried at amortized cost within the consolidated financial statements. The fair value for mortgage and consumer loans is primarily determined by estimating expected future cash flows and discounting those using current interest rates for similar loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Other limited partnerships and real estate joint ventures included in the preceding table consist of those investments accounted for using the cost

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


method. The remaining carrying value recognized in the consolidated balance sheet represents investments in real estate or real estate joint ventures and other limited partnerships accounted for using the equity method, which do not satisfy the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheet. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at fair value in the consolidated balance sheet in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheet is principally comprised of freestanding derivatives with positive estimated fair values, investments in tax credit partnerships and joint venture investments. Investments in tax credit partnerships and joint venture investments, which are accounted for under the equity method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheet is principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled, fees and general operating receivables, and embedded derivatives related to the ceded reinsurance of certain variable annuity riders.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over very short periods such that the estimated fair values approximate their carrying values. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity riders are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the respectively labeled section which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheet in accordance with Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, other limited partnership interests, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported net assets values provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value. The estimated fair values of fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity riders accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheet represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include guaranteed investment contracts, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit determined using market standard swap valuation models and observable market inputs that takes into consideration publicly available information relating to the Company's debt as well as its claims paying ability.

     Short-term and Affiliated Long-term Debt -- The estimated fair value for short-term debt approximates carrying value due to the short-term nature of these obligations. The estimated fair value of affiliated long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar terms, remaining maturities and reflecting the credit risk of the Company including inputs, when available, from actively traded debt of other companies with similar types of borrowing arrangements.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the consolidated balance sheet is principally comprised of freestanding derivatives with negative fair value; taxes payable; obligations for employee-related benefits; interest due on the Company's debt obligations; amounts due for securities purchased but not yet settled; funds withheld under ceded reinsurance contracts and, when applicable, their associated embedded derivatives; and general operating accruals and payables.

     The estimated fair values of derivatives -- with positive and negative estimated fair values -- and embedded derivatives within asset and liability host contracts are described in the respectively labeled sections which follow.

     The remaining other amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due for securities purchased but not yet settled; and funds withheld under reinsurance contracts that are recognized using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheet represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding under Institutional retirement and savings products.

     Separate account liabilities -- whether related to investment or insurance contracts -- are recognized in the consolidated balance sheet at an equivalent summary total of the separate account assets as prescribed by SOP 03-1. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct, assumed and ceded variable annuity riders, and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value adjusted through net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMWB, GMAB and certain GMIB riders are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraph. These reinsurance contracts contain embedded derivatives which are included in premiums

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company. Because the direct rider is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct rider.

     The Company had assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. These risks were fully retroceded to the same affiliated reinsurance company. Effective December 31, 2008, this arrangement was modified via a novation to the affiliate that served as retrocessionaire. As a result of this novation, the Company is no longer assuming or ceding any liabilities related to this block of business.

     The estimated fair value of the embedded derivatives within funds withheld at interest related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities, Equity Securities and Trading Securities" and "Short-term Investments." The fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The accounting for embedded derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. If interpretations change, there is a risk that features previously not bifurcated may require bifurcation and reporting at estimated fair value in the consolidated financial statements and respective changes in estimated fair value could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund bank credit facilities and private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The fair value of assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                              DECEMBER 31, 2008
                                      -----------------------------------------------------------------
                                                   FAIR VALUE MEASUREMENTS AT
                                                      REPORTING DATE USING
                                      ----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR      SIGNIFICANT      SIGNIFICANT
                                       IDENTICAL ASSETS    OTHER OBSERVABLE   UNOBSERVABLE      TOTAL
                                        AND LIABILITIES         INPUTS           INPUTS       ESTIMATED
                                           (LEVEL 1)           (LEVEL 2)        (LEVEL 3)    FAIR VALUE
                                      ------------------   ----------------   ------------   ----------
                                                                (IN MILLIONS)
ASSETS
  Fixed maturity securities:
  U.S. corporate securities.........        $    --             $11,830          $1,401        $13,231
  Residential mortgage-backed
     securities.....................             --               7,031              62          7,093
  Foreign corporate securities......             --               4,136             926          5,062
  U.S. Treasury/agency securities...          2,107               2,190              36          4,333
  Commercial mortgage-backed
     securities.....................             --               2,158             116          2,274
  Asset-backed securities...........             --               1,169             558          1,727
  State and political subdivision
     securities.....................             --                 633              24            657
  Foreign government securities.....             --                 459              10            469
                                            -------             -------          ------        -------
     Total fixed maturity
       securities...................          2,107              29,606           3,133         34,846
                                            -------             -------          ------        -------
  Equity securities:
  Common stock......................             40                  70               8            118
  Non-redeemable preferred stock....             --                  38             318            356
                                            -------             -------          ------        -------
     Total equity securities........             40                 108             326            474
                                            -------             -------          ------        -------
  Trading securities................            176                   6              50            232
  Short-term investments (1)........          1,171               1,952              --          3,123
  Derivative assets (2).............              4               1,928             326          2,258
  Net embedded derivatives within
     asset host contracts (3).......             --                  --           2,062          2,062
  Separate account assets (4).......         35,567                 166             159         35,892
                                            -------             -------          ------        -------
     Total assets...................        $39,065             $33,766          $6,056        $78,887
                                            =======             =======          ======        =======
LIABILITIES
  Derivative liabilities (2)........        $    16             $   574          $   17        $   607
  Net embedded derivatives within
     liability host contracts (3)...             --                  --           1,405          1,405
                                            -------             -------          ------        -------
     Total liabilities..............        $    16             $   574          $1,422        $ 2,012
                                            =======             =======          ======        =======



--------

   (1) Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheet because certain short-term investments are not measured at estimated fair value (e.g. time deposits, money market funds, etc.).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (2) Derivative assets are presented within other invested assets and derivatives liabilities are presented within other liabilities. The amounts are presented gross in the table above to reflect the presentation in the consolidated balance sheet, but are presented net for purposes of the rollforward in the following table.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also includes embedded derivatives of ($36) million.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets as prescribed by SOP 03-1.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities, exchange-traded common stock, trading securities and certain short-term money market securities. As it relates to derivatives, this level includes financial futures including exchange-traded equity and interest rate futures. Separate account assets classified within this level principally include mutual funds. Also included are assets held within separate accounts which are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. These fixed maturity securities include most U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, residential mortgage-backed securities, commercial mortgage-backed securities, state and political subdivision securities, foreign government securities, and asset-backed securities. Equity securities classified as Level 2 securities consist principally of non-redeemable preferred stock and certain equity securities where market quotes are available but are not considered actively traded. Short-term investments and trading securities included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded futures included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. Separate account assets classified within this level are generally similar to those classified within this level for the general account.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies and primarily include: U.S. and foreign corporate securities -- including below investment grade private placements; commercial mortgage-backed securities; and asset backed securities -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of common stock of privately held companies and non-redeemable preferred stock where there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Trading securities included within Level 3 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives this category includes: financial forwards including swap spread locks with maturities which extend beyond observable periods; equity variance swaps with unobservable volatility inputs or that are priced via independent broker quotations; interest rate swaps with

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


             maturities which extend beyond the observable portion of the yield curve; credit default swaps which are priced through independent broker quotations; equity options with unobservable volatility inputs; and interest rate caps and floors referencing unobservable yield curves and/or which include liquidity and volatility adjustments. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include other limited partnership interests. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity riders and embedded derivatives related to funds withheld on ceded reinsurance.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for year ended December 31, 2008 is as follows:

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                          --------------------------------------------------------------------------------------------------------
                                                                TOTAL REALIZED/UNREALIZED
                                                               GAINS (LOSSES) INCLUDED IN:
                                                              ----------------------------    PURCHASES,
                            BALANCE,     IMPACT OF   BALANCE,                    OTHER          SALES,       TRANSFER IN  BALANCE,
                          DECEMBER 31,   SFAS 157   BEGINNING                COMPREHENSIVE  ISSUANCES AND    AND/OR OUT    END OF
                              2007     ADOPTION (1) OF PERIOD EARNINGS (2,3) INCOME (LOSS) SETTLEMENTS (4) OF LEVEL 3 (5)  PERIOD
                          ------------ ------------ --------- -------------- ------------- --------------- -------------- --------
                                                                        (IN MILLIONS)
Fixed maturity
  securities.............    $4,602         $--       $4,602       $(263)       $(1,214)        $(232)          $240       $3,133
Equity securities........       556          --          556         (48)          (110)          (72)            --          326
Trading securities.......        --          --           --          --             --            50             --           50
Net derivatives (6)......       108          --          108         266             --           (65)            --          309
Separate account assets
  (7)....................       183          --          183         (22)            --            --             (2)         159
Net embedded derivatives
  (8)....................       125          92          217         366             --            74             --          657


--------

   (1) Impact of SFAS 157 adoption represents the amount recognized in earnings as a change in estimate upon the adoption of SFAS 157 associated with Level 3 financial instruments held at January 1, 2008. Such amount was offset by a reduction to DAC of $30 million resulting in a net impact of $62 million. This net impact of $62 million along with a $3 million reduction in the estimated fair value of Level 2 freestanding derivatives results in a total impact of adoption of SFAS 157 of $59 million.

   (2) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments are included within net investment gains (losses) which is reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (4) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (5) Total gains and (losses) (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in (out) of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (6) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (7) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (8) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (9) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

     The table below summarizes both realized and unrealized gains and losses for the year ended December 31, 2008 due to changes in fair value recorded in earnings for Level 3 assets and liabilities:

                                                         TOTAL GAINS AND LOSSES
                                                 -------------------------------------
                                                 CLASSIFICATION OF REALIZED/UNREALIZED
                                                                 GAINS
                                                     (LOSSES) INCLUDED IN EARNINGS
                                                 -------------------------------------
                                                     NET              NET
                                                 INVESTMENT       INVESTMENT
                                                   INCOME       GAINS (LOSSES)   TOTAL
                                                 ----------     --------------   -----
                                                             (IN MILLIONS)
Fixed maturity securities......................      $ 6             $(269)      $(263)
Equity securities..............................       --               (48)        (48)
Net derivatives................................       --               266         266
Net embedded derivatives.......................       --               366         366


     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the year ended December 31, 2008 for Level 3 assets and liabilities that are still held at December 31, 2008.

                                                   CHANGE IN UNREALIZED GAINS (LOSSES)
                                                 RELATING TO ASSETS HELD AT DECEMBER 31,
                                                                  2008:
                                                -----------------------------------------
                                                    NET               NET
                                                INVESTMENT        INVESTMENT
                                                  INCOME        GAINS (LOSSES)      TOTAL
                                                ----------      --------------      -----
                                                              (IN MILLIONS)
Fixed maturity securities.................          $ 6              $(230)         $(224)
Equity securities.........................           --                (29)           (29)
Net derivatives...........................           --                233            233
Net embedded derivatives..................           --                353            353


  NON-RECURRING FAIR VALUE MEASUREMENTS

     During the year ended December 31, 2008, the Company recorded impairments on certain mortgage loans using estimated fair values based on independent broker quotations or, if the loans were in foreclosure or otherwise determined to be collateral dependent, on the value of the underlying collateral. These estimated fair values represent nonrecurring fair value measurements and were categorized as Level 3. Included within net investment gains (losses) are net impairments for mortgage loans of $24 million for the year ended December 31, 2008. There was no reported carrying value for these impaired loans remaining at December 31, 2008.

     At December 31, 2008, the Company held $6 million in cost basis other limited partnership interests which were impaired during the year ended December 31, 2008 based on the underlying limited partnership financial statements. These other limited partnership interests were recorded at estimated fair value and represent a nonrecurring fair value measurement. The estimated fair value was categorized as Level 3. Included within net investment gains (losses) for such other limited partnerships are impairments of $5 million for the year ended December 31, 2008.

17.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $256 million, $271 million and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$177 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a service agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $108 million, $107 million and $154 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into marketing agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $148 million, $117 million and $100 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $442 million, $517 million and $299 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company has entered into service agreements with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $65 million, $62 million and $38 million, included in other revenues, for the years ended December 31, 2008, 2007 and 2006, respectively.

     In 2007, the Company entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes, as well as procurement services to support the activities of the Company. MetLife Services charged the Company $1 million included in other expenses, for services performed under the global service agreement for the year ended December 31, 2008. The Company did not incur any such expenses for the year ended December 31, 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $91 million, $90 million and $60 million included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company had net receivables from affiliates of $92 million and net payables to affiliates of $27 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note 6. See Notes 2, 7 and 8 for additional related party transactions.

18.  QUARTERLY INFORMATION UNAUDITED

     As explained in Note 7, effective December 31, 2007 the Company, through MLI-USA, entered into an indemnity reinsurance agreement with MetLife Reinsurance Company of Vermont, an affiliated entity, under which the Company ceded, on a coinsurance funds withheld basis, 90% quota share of certain universal life and level term business written in 2007 and 2008. The reinsurance agreement also includes an experience refund provision whereby some or all of the profits on the underlying reinsurance agreement are returned to the Company from MRV during the first several years of the reinsurance agreement. The Company had recorded this experience refund as revenue for the three months ended March 31, 2008, June 30, 2008 and September 30, 2008. Since the experience refund is effectively the net cost of reinsurance related to the agreement, it should have been recorded as unearned revenue and amortized over the life of the reinsurance contract. Accordingly, the Company has restated its interim

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


condensed consolidated financial statements for the three months ending March 31, 2008, June 30, 2008 and September 30, 2008 to properly reflect the unearned revenue related to the experience refund. As a result of the foregoing, the Company's net income for the three months ended March 31, 2008, June 30, 2008 and September 30, 2008 decreased by $39 million, $33 million and $35 million, respectively.

     A summary of the effects of these restatements on the Company's consolidated financial statements is as set forth in the table below.

                                                             FOR THE THREE MONTHS ENDED
                              ---------------------------------------------------------------------------------------
                                     MARCH 31, 2008                JUNE 30, 2008               SEPTEMBER 30, 2008
                              ---------------------------   ---------------------------   ---------------------------
                              AS PREVIOUSLY                 AS PREVIOUSLY                 AS PREVIOUSLY
                                 REPORTED     AS RESTATED      REPORTED     AS RESTATED      REPORTED     AS RESTATED
                              -------------   -----------   -------------   -----------   -------------   -----------
                                                                   (IN MILLIONS)
ASSETS:
  Deferred income tax
     assets.................     $    979       $  1,000       $  1,131       $  1,170       $  1,477       $  1,534
  Total assets..............     $124,768       $124,789       $123,066       $123,105       $116,432       $116,489
LIABILITIES:
  Other policyholder funds..     $  1,795       $  1,855       $  1,836       $  1,947       $  1,878       $  2,042
  Total liabilities.........     $117,716       $117,776       $116,155       $116,266       $110,199       $110,363
STOCKHOLDERS' EQUITY:
  Retained earnings.........     $  1,002       $    963       $  1,177       $  1,105       $  1,396       $  1,289
  Total stockholders'
     equity.................     $  7,052       $  7,013       $  6,911       $  6,839       $  6,233       $  6,126
  Total liabilities and
     stockholders' equity...     $124,768       $124,789       $123,066       $123,105       $116,432       $116,489



                                                              FOR THE THREE MONTHS ENDED
                               ---------------------------------------------------------------------------------------
                                      MARCH 31, 2008                JUNE 30, 2008               SEPTEMBER 30, 2008
                               ---------------------------   ---------------------------   ---------------------------
                               AS PREVIOUSLY                 AS PREVIOUSLY                 AS PREVIOUSLY
                                  REPORTED     AS RESTATED      REPORTED     AS RESTATED      REPORTED     AS RESTATED
                               -------------   -----------   -------------   -----------   -------------   -----------
                                                                    (IN MILLIONS)
REVENUES:
  Premiums...................      $  155         $  149         $   65         $   61         $   90         $   84
  Universal life and
     investment-type product
     policy fees.............      $  400         $  346         $  372         $  325         $  436         $  389
  Total revenues.............      $1,228         $1,168         $1,055         $1,004         $1,281         $1,228
Income from continuing
  operations before provision
  for income tax.............      $  138         $   78         $  244         $  193         $  301         $  248
Provision for income tax.....      $   28         $    7         $   69         $   51         $   82         $   64
Income from continuing
  operations.................      $  110         $   71         $  175         $  142         $  219         $  184
Net income...................      $  110         $   71         $  175         $  142         $  219         $  184

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2008
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,407          $ 4,333        $ 4,333
     State and political subdivision
       securities.............................            880              657            657
     Foreign government securities............            454              469            469
     Public utilities.........................          2,381            2,132          2,132
     All other corporate bonds................         17,737           15,335         15,335
  Mortgage-backed and asset-backed
     securities...............................         13,263           11,094         11,094
  Redeemable preferred stock..................          1,479              826            826
                                                      -------          -------        -------
     Total fixed maturity securities..........         39,601           34,846         34,846
                                                      -------          -------        -------
Trading Securities............................            251              232            232
                                                      -------          -------        -------
Equity Securities:
Common stock:
  Industrial, miscellaneous and all other.....            122              118            118
  Non-redeemable preferred stock..............            551              356            356
                                                      -------          -------        -------
  Total equity securities.....................            673              474            474
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,447                           4,447
Policy loans..................................          1,192                           1,192
Real estate and real estate joint ventures....            608                             608
Other limited partnership interests...........          1,249                           1,249
Short-term investments........................          3,127                           3,127
Other invested assets.........................          2,297                           2,297
                                                      -------                         -------
     Total investments........................        $53,445                         $48,472
                                                      =======                         =======



--------

   (1) The Company's trading securities portfolio is mainly comprised of fixed maturity and equity securities. Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

                  CONDENSED FINANCIAL INFORMATION OF REGISTRANT
                           DECEMBER 31, 2008 AND 2007
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2008           2007
                                                                -------        -------
CONDENSED BALANCE SHEETS
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $34,567 and $41,940,
     respectively)............................................  $30,172        $41,342
  Equity securities available-for-sale, at estimated fair
     value (cost: $662 and $906, respectively)................      467            868
  Trading securities, at estimated fair value (cost: $50 and
     $0, respectively)........................................       50             --
  Mortgage and consumer loans.................................    4,060          3,999
  Policy loans................................................    1,151            874
  Real estate and real estate joint ventures held-for-
     investment...............................................      367            341
  Other limited partnership interests.........................      947            897
  Short-term investments......................................    1,539            601
  Investment in subsidiaries..................................    3,411          2,603
  Other invested assets.......................................    2,136          1,432
                                                                -------        -------
       Total investments......................................   44,300         52,957
Cash and cash equivalents.....................................    4,753          1,252
Accrued investment income.....................................      421            579
Premiums and other receivables................................    5,501          4,956
Receivables from subsidiaries.................................      348            422
Deferred policy acquisition costs and value of business
  acquired....................................................    3,344          3,129
Current income tax recoverable................................       --             78
Deferred income tax assets....................................    2,272          1,145
Goodwill......................................................      885            885
Other assets..................................................      167            169
Separate account assets.......................................   17,375         30,025
                                                                -------        -------
     Total assets.............................................  $79,366        $95,597
                                                                =======        =======
LIABILITIES AND STOCKHOLDERS' EQUITY LIABILITIES:
Future policy benefits........................................  $18,993        $19,131
Policyholder account balances.................................   28,283         28,306
Other policyholder funds......................................      415            401
Short-term debt...............................................      300             --
Long-term debt -- affiliated..................................      950            200
Current income tax payable....................................       64             --
Payables for collateral under securities loaned and other
  transactions................................................    6,983          9,543
Other liabilities.............................................    1,069            643
Separate account liabilities..................................   17,375         30,025
                                                                -------        -------
     Total liabilities........................................   74,432         88,249
                                                                -------        -------
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2008 and 2007, respectively....................       86             86
Additional paid-in capital....................................    6,719          6,719
  Retained earnings...........................................      965            892
Accumulated other comprehensive loss..........................   (2,836)          (349)
                                                                -------        -------
  Total stockholders' equity..................................    4,934          7,348
                                                                -------        -------
  Total liabilities and stockholders' equity..................  $79,366        $95,597
                                                                =======        =======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                             2008     2007     2006
                                                            ------   ------   ------
CONDENSED STATEMENTS OF INCOME
REVENUES
Premiums..................................................  $  110   $  177   $  219
Universal life and investment-type product policy fees....     741      841      864
Net investment income.....................................   2,226    2,588    2,528
Equity in earnings from subsidiaries......................     278      248       97
Other income..............................................      60       66       69
Net investment gains (losses).............................    (179)    (345)    (480)
                                                            ------   ------   ------
  Total revenues..........................................   3,236    3,575    3,297
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     682      741      716
Interest credited to policyholder account balances........     896    1,057    1,080
Other expenses............................................   1,006      796      694
                                                            ------   ------   ------
     Total expenses.......................................   2,584    2,594    2,490
                                                            ------   ------   ------
Income from continuing operations before provision for
  income tax..............................................     652      981      807
Provision for income tax..................................      79      241      210
                                                            ------   ------   ------
Income from continuing operations.........................     573      740      597
Income from discontinued operations, net of income tax....      --        4       --
                                                            ------   ------   ------
Net income................................................  $  573   $  744   $  597
                                                            ======   ======   ======




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

          CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                          2008       2007       2006
                                                        --------   --------   --------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.............  $    856   $  2,333   $  1,036
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    18,221     19,995     25,341
     Equity securities................................       119        172        226
     Mortgage and consumer loans......................       458      1,103        922
     Real estate and real estate joint ventures.......        15        117        128
     Other limited partnership interests..............       181        423        561
  Purchases of:
     Fixed maturity securities........................   (11,263)   (17,608)   (21,884)
     Equity securities................................       (65)      (277)       (70)
     Mortgage and consumer loans......................      (560)    (1,996)    (1,951)
     Real estate and real estate joint ventures.......       (47)      (241)       (55)
     Other limited partnership interests..............      (340)      (325)      (312)
  Net change in short-term investments................      (934)      (320)       996
  Net change in other invested assets.................       (66)      (984)       (99)
  Net change in policy loans..........................      (277)         6          1
  Other, net..........................................        --          2         (1)
                                                        --------   --------   --------
Net cash provided by investing activities.............     5,442         67      3,803
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................     3,275      2,830      2,184
     Withdrawals......................................    (4,008)    (5,330)    (5,620)
  Net change in short-term debt.......................       300         --         --
  Long-term debt issued -- affiliated.................       750        200         --
  Debt issuance costs.................................        (8)        --         --
  Net change in payables for collateral under
     securities loaned and other transactions.........    (2,560)     1,288       (474)
  Financing element on certain derivative
     instruments......................................       (46)        33        (55)
  Dividends on common stock...........................      (500)      (690)      (917)
                                                        --------   --------   --------
Net cash (used in) financing activities...............    (2,797)    (1,669)    (4,882)
                                                        --------   --------   --------
Change in cash and cash equivalents...................     3,501        731        (43)
Cash and cash equivalents, beginning of year..........     1,252        521        564
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  4,753   $  1,252   $    521
                                                        ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.........................................  $     44   $      1   $     --
                                                        ========   ========   ========
     Income tax.......................................  $    (41)  $     79   $     88
                                                        ========   ========   ========
Non-cash transactions during the year:
  Contribution of equity securities to MetLife
     Foundation.......................................  $     --   $     12   $     --
                                                        ========   ========   ========
  Contribution of other intangible assets, net of
     income tax.......................................  $     --   $     --   $    162
                                                        ========   ========   ========
  Contribution of goodwill from MetLife...............  $     --   $     --   $     28
                                                        ========   ========   ========




         See accompanying notes to the condensed financial information.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

           NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. As a result of this merger, all financial data included in these financial statements includes the combined financial results of MLAC and MetLife Insurance Company of Connecticut.

  BASIS OF PRESENTATION

     The condensed financial information of MICC should be read in conjunction with the Consolidated Financial Statements of MICC and subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed nonconsolidated financial statements reflect the results of operations, financial position and cash flows for the parent company only. Investments in subsidiaries are accounted for using the equity method of accounting prescribed by Accounting Principles Board ("APB") Opinion No. 18, The Equity Method of Accounting for Investments in Common Stock.

     The condensed unconsolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") except as stated previously which also requires management to make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed financial statements and accompanying notes. Actual results could differ materially from these estimates.

     For information on the following, refer to the indicated Notes to the Consolidated Financial Statements of MICC.:

     - Business, Basis of Presentation and Summary of Significant Accounting Policies (Note 1)

     - Contingencies, Commitments and Guarantees (Note 10)

     - Equity (Note 12)

2.  LONG-TERM AND SHORT-TERM DEBT

  LONG-TERM DEBT

     In April 2008, MICC issued a surplus note with a principal amount of $750 million and an interest rate of 8.595%, to Trust X, an affiliate.

     MetLife Credit Corporation, an affiliate, is the holder of a surplus note issued by MICC during the fourth quarter of 2007 in the amount of $200 million. The surplus note carries an interest rate of LIBOR plus 1.15%.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

    NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)

     The aggregate maturities of long-term debt at December 31, 2008 are $200 million in 2009 and $750 million in 2038.

     Interest expense, included in other expenses, was $59 million and $2 million for the years ended December 31, 2008 and 2007, respectively. There was no interest expense for the year ended December 31, 2006.

  SHORT-TERM DEBT

     At December 31, 2008, short-term debt was $300 million, which consisted of the liability for borrowings from the FHLB of Boston with original maturities of less than one year. At December 31, 2007, there was no short-term debt. During the year ended December 31, 2008, the weighted average interest rate on short-term debt was 2.75% and the average daily balance of short-term debt was $67 million. Short-term debt was outstanding during the year ended December 31, 2008 for an average of 81 days.

3.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     MetLife Insurance Company of Connecticut has entered into a master service agreement with Metropolitan Life Insurance Company, ("MLIC") who provides administrative, accounting, legal and similar services to MetLife Insurance Company of Connecticut. MLIC charged MetLife Insurance Company of Connecticut $110 million, $114 million and $78 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     MetLife Insurance Company of Connecticut entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of MetLife Insurance Company of Connecticut. MetLife Group charged MetLife Insurance Company of Connecticut $20 million, $27 million and $88 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     MetLife Insurance Company of Connecticut has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on MetLife Insurance Company of Connecticut's behalf, insurance products through authorized retailers. MetLife Insurance Company of Connecticut agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged MetLife Insurance Company of Connecticut $10 million, $12 million and $23 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     MetLife Insurance Company of Connecticut has entered into a distribution agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on MetLife Insurance Company of Connecticut's behalf, insurance products through authorized retailers. MetLife Insurance Company of Connecticut agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged MetLife Insurance Company of Connecticut $135 million, $138 million and $13 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, MetLife Insurance Company of Connecticut has entered into service agreements with MDC, in which MetLife Insurance Company of Connecticut agrees to provide certain administrative services to MDC. MDC agrees to compensate MetLife Insurance Company of Connecticut for the administrative services provided in accordance with the terms of the agreements. MetLife Insurance Company of Connecticut received fee revenue of $33 million, $25 million and $5 million, included in other revenues, for the years ended December 31, 2008, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE II

    NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT -- (CONTINUED)

     MetLife Insurance Company of Connecticut has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by MetLife Insurance Company of Connecticut. Per the agreement, the net profit or loss of the Advisors is allocated to MetLife Insurance Company of Connecticut resulting in revenue of $31 million, $29 million and $15 million included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     See Note 2 of the Notes to the Consolidated Financial Statements of MetLife Insurance Company of Connecticut for expenses related to investment advice under these agreements, recorded in net investment income.

     MetLife Insurance Company of Connecticut had net payables to affiliates of $8 million and $46 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note 6 of the Notes to the Consolidated Financial Statements of MetLife Insurance Company of Connecticut.

4.  SUBSEQUENT EVENT

     On February 18, 2009, MetLife Insurance Company of Connecticut contributed $25 million to MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)


                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2008
Individual...............................  $5,425         $ 4,713           $24,433         $545
Institutional............................       8          12,551            12,556           --
Corporate & Other........................       7           5,034               186            3
                                           ------         -------           -------         ----
                                           $5,440         $22,298           $37,175         $548
                                           ======         =======           =======         ====
2007
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,543           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2008
Individual...............      $1,534        $1,097          $1,269            $1,148          $632             $--
Institutional............         464         1,343           1,299                13            33               5
Corporate & Other........          14            54               8                 2           105              12
                               ------        ------          ------            ------          ----             ---
                               $2,012        $2,494          $2,576            $1,163          $770             $17
                               ======        ======          ======            ======          ====             ===
2007
Individual...............      $1,665        $1,090          $1,140            $  717          $612             $--
Institutional............          73         1,510           1,104                23            27               7
Corporate & Other........          26           293              33                --            67              25
                               ------        ------          ------            ------          ----             ---
                               $1,764        $2,893          $2,277            $  740          $706             $32
                               ======        ======          ======            ======          ====             ===
2006
Individual...............      $1,462        $  985          $  984            $  481          $564             $--
Institutional............          89         1,449           1,097                 6            10               9
Corporate & Other........          25           405              27                 1           111              25
                               ------        ------          ------            ------          ----             ---
                               $1,576        $2,839          $2,108            $  488          $685             $34
                               ======        ======          ======            ======          ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2008
Life insurance in-force.............    $226,418     $191,146    $8,800     $44,072      20.0%
                                        ========     ========    ======     =======
Insurance premium
Life insurance......................    $    779     $    181    $   15     $   613       2.4%
Accident and health.................         263          242        --          21        --%
                                        --------     --------    ------     -------
  Total insurance premium...........    $  1,042     $    423    $   15     $   634       2.4%
                                        ========     ========    ======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======



     For the year ended December 31, 2008, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $77,679 million and $8,800 million, respectively, and life insurance premiums of $125 million and $15 million, respectively. For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $48,852 million and $13,934 million, respectively, and life insurance premiums of $32 million and $17 million, respectively. For the year ended December 31, 2006, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $24,005 million and $14,374 million, respectively, and life insurance premiums $21 million and $21 million, respectively.

                   UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT

                         METLIFE RETIREMENT PERSPECTIVES


                       STATEMENT OF ADDITIONAL INFORMATION


                    METLIFE INSURANCE COMPANY OF CONNECTICUT

                               1300 HALL BOULEVARD
                       BLOOMFIELD, CONNECTICUT 06002-2910



MIC-Book 94-95                                                May 1, 2009

                                     PART C




                                OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:


     (1)  Statement of Assets and Liabilities as of December 31, 2008



     (2)  Statement of Operations for the year ended December 31, 2008



     (3) Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007


     (4)  Notes to Financial Statements


The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the reports of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:





     (1)  Consolidated Balance Sheets as of December 31, 2008 and 2007





     (2) Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006





     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006





     (4) Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006





     (5)  Notes to Consolidated Financial Statements





     (6)  Financial Statement Schedules




(b)  Exhibits


  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
1.           Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. Not applicable.

2.           Not Applicable.

3(a).        Distribution and Principal Underwriting Agreement among the Registrant,
             MetLife Insurance Company of Connecticut and MetLife Distribution Company.
             Filed herewith.

3(a)(i).     Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-
             1, File No. 333-138472 filed on November 7, 2006.)

3(b).        Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b)
             to Post-Effective Amendment No. 2 the Registration Statement on Form N-4,
             File No. 333-65942 filed April 15, 2003.)

3(c).        Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b)
             to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
             Annuities to the Registration Statement on Form N- 4, File No. 033-65343
             filed April 6, 2006.)

3(d).        Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
             Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
             Variable Annuities to the Registration Statement on Form N-4, File No. 033-
             65343/811-07465 filed April 4, 2007.)

3(e).        Services Agreement between MetLife Investors Distribution Company and MetLife
             Insurance Company of Connecticut and Amendment No. 1 to Services Agreement.
             (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment
             No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration
             Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)

4.           Form of Variable Annuity Contract. (Incorporated herein by reference to
             Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on
             Form N-4, File No. 333-118415, filed March 4, 2005.)


  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
                  a.   Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to the
                       Registration Statement on Form N-4, File No. 033- 65343 filed April
                       5, 2006.)

                  b.   Roth 401 Endorsement. (Incorporated herein by reference to Exhibit
                       4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
                       Variable Annuities to the Registration Statement on Form N-4, File
                       No. 033-65343 filed April 5, 2006.)

                  c.   Roth 403(b) Endorsement. (Incorporated herein by reference to
                       Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund
                       ABD for Variable Annuities to the Registration Statement on Form N-
                       4, File No. 033-65343 filed April 5, 2006.)

5.           Form of Application. (Incorporated herein by reference to Exhibit 4 to Pre-
             Effective Amendment No. 1 to the Registration Statement on Form N-4, File No.
             333-118415, filed March 4, 2005.)

                  a.   401(k) Group Annuity Group Master Data Sheet L-20105A 5-05*

                  b.   401(k) Group Annuity Group Master Data Sheet L-20105A 7-05*

                  c.   401(k) Group Annuity Group Master Data Sheet L-20105A 11-05*

                  d.   401(k) Group Annuity Group Master Data Sheet (New York only) L-
                       20105NY 5-05,*

                  e.   401(k) Group Annuity Group Master Data Sheet (New York only) L-
                       20105NY 7-05*

                  f.   401(k) Group Annuity Group Master Data Sheet (New York only) L-
                       20105NY 11-05*

                       *   (Incorporated herein by reference to Post-Effective Amendment
                           No. 1 to the Registration Statement on Form N- 4, File No. 333-
                           118415, filed April 10, 2006.)

                  g.   Group Variable Annuity Master Application -- L-24767AZ Order # L-
                       24770AZ Rev. 05/06**

                  h.   401(k) Group Annuity Group Master Data Sheet L-21015 A GTE/BP; Rev.
                       05/06**

                  i.   Group Variable Annuity Master Application -- L-24767AZ Order # L-
                       24770AZ Rev. 11/06**

                  j.   401(k) Group Annuity Group Master Data Sheet L-21015 A GTE/BP; Rev.
                       11/06**

                       **   (Incorporated herein by reference to Post Effective Amendment
                            No. 3 to the Registration Statement on Form N-4 File 333-
                            136191 filed April 6, 2007.)

6(a).        Charter of The Travelers Insurance Company, as amended on October 19, 1994.
             (Incorporated herein by reference to Exhibit 6(a) to the Registration
             Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

6(a)(i).     Certificate of Correction of MetLife Insurance Company of Connecticut, to the
             Amendment to the Charter as Amended and Restated of The Travelers Insurance
             Company, dated and executed as of the 4(th) day of April, 2007. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to
             the Registration Statement on Form N-4, File 333-00165 filed October 31,
             2007.)

6(b).        By-Laws of The Travelers Insurance Company, as amended on October 20, 1994.
             (Incorporated herein by reference to Exhibit 6(b) to the Registration
             Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

6(c).        Certificate of Amendment of the Charter as Amended and Restated of The
             Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
             Variable Annuities Registration Statement on Form N-4, File No. 033-65343
             filed April 6, 2006.)

7.           Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit
             7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-
             4, file numbers 333-65942/811-08225, filed on April 15, 2003.)

8.           Form of Participation Agreement. (Incorporated herein by reference to Exhibit
             8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-
             4, File No. 333-82009 filed April 20, 2005.)

8(a).        Participation Agreement Among Met Investors Series Trust, Met Investors
             Advisory, LLC, MetLife Investors Distribution Company, The Travelers
             Insurance Company and The Travelers Life and Annuity Company effective
             November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-
             Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
             Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
8(b)(i).     Participation Agreement among Metropolitan Series Fund, Inc., MetLife
             Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of
             Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 16 to the Registration
             Statement on Form N-4, File 333-00165 filed October 31, 2007.)

8(b)(ii).    Participation Agreement among Metropolitan Series Fund, Inc., MetLife
             Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance
             Company of Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment No. 16 to the
             Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)

8(b)(iii).   Amended and Restated Participation Agreement Among The Travelers Insurance
             Company, The Travelers Life and Annuity Company, Travelers Distribution LLC,
             Franklin Templeton Variable Insurance Products Trust and Franklin Templeton
             Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and
             Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the
             Registration Statement on Form N-4, File No. 333-101778, filed April 7,
             2009.)

8(b)(iv).    Participation Agreement Among MetLife Insurance Company of Connecticut, Legg
             Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income
             Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund
             Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to
             Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement
             on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(b)(v).     Amended and Restated Participation Agreement Among The Travelers Insurance
             Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP
             Fund III effective May 1, 2001 and Amendments to the Amended and Restated
             Participation Agreement (respectively effective May 1, 2003, December 8,
             2004, October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated
             herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the
             Registration Statement on Form N-4, File No. 333-101778, filed April 7,
             2009.)

8(b)(vi).    Participation Agreement Among The Travelers Insurance Company, The Travelers
             Life and Annuity Company, American Funds Insurance Series, American Funds
             Distributors, Inc. and Capital Research and Management Company effective
             October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005
             and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to
             Post-Effective Amendment No. 19 to the Registration Statement on Form N-4,
             File No. 333-101778, filed April 7, 2009.)

9.           Opinion of Counsel as to the legality of securities being registered.
             (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-156867 filed on January 22, 2009.)

10.          Consent of Deloitte and Touche LLP, Independent Registered Public Accounting
             Firm. Filed herewith.

11.          Not applicable.

12.          Not applicable.

13.          Powers of Attorney authorizing Michele H. Abate, Paul G. Cellupica, John E.
             Connolly, Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie
             C. Swift as signatory for Michael K. Farrell, William J. Mullaney, Lisa M.
             Weber, Stanley J. Talbi and Joseph J. Prochaska. Filed herewith.




ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:

    MetLife Insurance Company of Connecticut
    1300 Hall Boulevard
    Bloomfield, Connecticut 06022-2910



NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Director and President
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
William J. Mullaney           Director
1095 Avenue of the Americas
New York, New York 10036

Lisa M. Weber                 Director
1095 Avenue of the Americas
New York, New York 10036

Steven A. Kandarian           Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb             Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, New York 10036

Joseph J. Prochaska, Jr.      Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, New York 10036

Stanley J. Talbi              Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, New York 10036

Gwenn L. Carr                 Senior Vice President and Secretary
1095 Avenue of the Americas
New York, New York 10036

Eric T. Steigerwalt           Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, New York 10036

William D. Cammarata          Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget           Senior Vice President
1095 Avenue of the Americas
New York, New York 10036

Gene L. Lunman                Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06022

Roberto Baron                 Vice President and Senior Actuary
1095 Avenue of the Americas
New York, New York 10036

S. Peter Headley              Vice President and Assistant Secretary
8717 W. 110(th) Street
Overland Parks, KS 66210

Daniel D. Jordan              Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg             Vice President and Actuary
1300 Hall Boulevard
Bloomfield, CT 06022

Christopher A. Kremer         Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair               Vice President and Actuary
501 Boylston Street
Boston, MA 02116


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Jonathan L. Rosenthal         Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley            Vice President and Actuary
1095 Avenue of the Americas
New York, New York 10036

Jeffrey N. Altman             Vice President
1095 Avenue of the Americas
New York, New York 10036

Steven J. Brash               Vice President
1095 Avenue of the Americas
New York, New York 10036

Herbert B. Brown              Vice President
1095 Avenue of the Americas
New York, New York 10036

Vincent Cirulli               Vice President
10 Park Avenue
Morristown, NJ 07962

Deirdre E. Curran             Vice President
300 Davidson Avenue
Somerset, NJ 08873

James R. Dingler              Vice President
10 Park Avenue
Morristown, NJ 07962

Judith A. Gulotta             Vice President
10 Park Avenue
Morristown, NJ 07962

C. Scott Inglis               Vice President
10 Park Avenue
Morristown, NJ 07962

James M. Koeger               Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Daniel A. O'Neill             Vice President
8717 W. 110(th) Street
Overland Parks, KS 66210

Mark S. Reilly                Vice President
1300 Hall Boulevard
Bloomfield, CT 06022

Mark J. Remington             Vice President
1300 Hall Boulevard
Bloomfield, CT 06022

Ragai A. Roushdy              Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth            Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann             Vice President
10 Park Avenue
Morristown, NJ 07962

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Depositor and Registrant is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


V.    MetLife Capital Trust III (DE)

W.    MetLife Capital Trust IV (DE)


X.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


CC.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

DD.   MetLife Capital Trust X (DE)

EE.   Cova Life Management Company (DE)

FF.   MetLife Reinsurance Company of Charleston (SC)

GG.   Federal Flood Certification Corp (TX)

HH.   MetLife Planos Odontologicos Ltda. (Brazil)

II.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        6


ITEM 27. NUMBER OF CONTRACT OWNERS



As of February 28, 2009,



Qualified: 397



ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


MetLife of CT Separate Account Eleven for Variable Annuities


MetLife of CT Separate Account QPN for Variable Annuities


MetLife of CT Fund UL for Variable Life Insurance,


MetLife of CT Fund UL III for Variable Life Insurance


Metropolitan Life Variable Annuity Separate Account I


Metropolitan Life Variable Annuity Separate Account II


Met Investors Series Trust


MetLife Investors Variable Annuity Account One


MetLife Investors Variable Annuity Account Five


MetLife Investors Variable Life Account One


MetLife Investors Variable Life Account Five


MetLife Investors USA Separate Account A


MetLife Investors USA Variable Life Account A


First MetLife Investors Variable Annuity Account One


General American Separate Account Eleven


General American Separate Account Twenty-Eight


General American Separate Account Twenty-Nine


General American Separate Account Two


Security Equity Separate Account 26


Security Equity Separate Account 27


Metropolitan Life Separate Account E


Metropolitan Life Separate Account UL


Metropolitan Tower Life Separate Account One


Metropolitan Tower Life Separate Account Two


Paragon Separate Account A


Paragon Separate Account B


Paragon Separate Account C

Paragon Separate Account D

Metropolitan Series Fund, Inc.


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Director
10 Park Avenue, 1(st) Floor
Morristown, NJ 07962

Craig W. Markham              Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta            Director
1095 Avenue of the Americas
New York, New York 10036

Paul A. Sylvester             President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
Elizabeth M. Forget           Executive Vice President, Investment Fund Management &
1095 Avenue of the Americas   Marketing
New York, New York 10036

Paul A. LaPiana               Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson            Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew Aiello                 Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker             Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers            Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

John C. Kennedy               Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers                Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson                Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt           Treasurer
1095 Avenue of the Americas
New York, New York 10036

Peter Gruppuso                Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington          Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH UNDERWRITER
---------------------------   ---------------------------------------------------------------
Deron J. Richens              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros              Vice President
1095 Avenue of the Americas
New York, New York 10036




(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                  (2)
                  (1)                      NET UNDERWRITING          (3)              (4)
           NAME OF PRINCIPAL                 DISCOUNTS AND     COMPENSATION ON     BROKERAGE             (5)
              UNDERWRITER                     COMMISSIONS         REDEMPTION      COMMISSIONS    OTHER COMPENSATION
           -----------------               ----------------    ---------------    -----------    ------------------
MetLife Investors Distribution
  Company..............................      $134,250,501             $0               $0                $0




ITEM 30. LOCATION OF ACCOUNTS AND RECORDS



(1)  MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut 06002-2910



ITEM 31. MANAGEMENT SERVICES


Not Applicable.


ITEM 32. UNDERTAKINGS


The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant has caused this registration statement to be signed on its behalf, in the Town of Bloomfield, and State of Connecticut, on this 7th Day of April 2009.


                    MetLife Insurance Company of Connecticut
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)


                                        By:     /s/ BENNETT D. KLEINBERG

                                            ------------------------------------
                                            Bennett D. Kleinberg, Vice President
                                                         and Actuary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 7th Day of April 2009.



         /s/ *MICHAEL K. FARRELL                  President and Director
---------------------------------------------
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

      /s/ *JOSEPH J. PROCHASKA, JR.               Executive Vice President and Chief
---------------------------------------------        Accounting Officer
          (Joseph J. Prochaska, Jr.)

        /s/ *WILLIAM J. MULLANEY                  Director
---------------------------------------------
            (William J. Mullaney)

           /s/ *LISA M. WEBER                     Director
---------------------------------------------
               (Lisa M. Weber)




                                        *By:         /s/ MYRA L. SAUL

                                             -----------------------------------

                                               Myra L. Saul , Attorney-in-fact


* MetLife Insurance Company of Connecticut. Executed by Myra L. Saul on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX


3(a)   Distribution and Principal Underwriting Agreement.
10     Consent of Independent Registered Public Accounting Firm

13     Powers of Attorney